Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.1%)
Other (0.1%)
765,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $736,523) $ 748,085
BANK LOANS (6.0%)i
Airlines (0.1%)
527,686
United Airlines, Inc.‡
2024 1st Lien Term Loan B,
5.673%, 02/22/31 1 mo. USD
Term SOFR + 2.000% 529,225
Communication Services (0.7%)
729,972
Altice France SA‡
2025 USD Term Loan B14,
10.547%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 742,440
393,359
Audacy Capital Corp.‡
2024 Term Loan B,
9.786%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 298,378
44,133
Audacy Capital Corp.‡
2024 Term Loan A,
10.786%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 43,857
478,906
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.922%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 478,159
460,998
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.786%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 462,070
76,596
DirecTV Financing LLC‡
Term Loan,
8.928%, 08/02/27 3 mo. USD
Term SOFR + 5.000% 76,815
346,923
DirecTV Financing LLC‡
2024 Term Loan,
9.178%, 08/02/29 3 mo. USD
Term SOFR + 5.250% 347,910
19,324
Gray Television, Inc.‡
2024 Term Loan B,
8.950%, 06/04/29 1 mo. USD
Term SOFR + 5.250% 19,357
235,000
iHeartCommunications, Inc.!
0.000%, 05/01/29 215,677
832,897
iHeartCommunications, Inc.‡
2024 Term Loan,
9.561%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 764,412
950,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.922%, 03/29/32 1 mo. USD
Term SOFR + 3.250% 952,613
PRINCIPAL
AMOUNT a a VALUE a
476,400
Sinclair Television Group, Inc.‡
2025 Term Loan B6,
7.234%, 12/31/29 1 mo. USD
Term SOFR + 3.300% $ 413,277
570,719
TripAdvisor, Inc.‡
Term Loan,
6.422%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 555,917
950,000
Versant Media Group, Inc.‡
Term Loan B,
7.161%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 951,188
6,322,070
Consumer Discretionary (1.3%)
511,138
American Airlines, Inc.‡
2025 Term Loan B,
6.918%, 05/28/32 3 mo. USD
Term SOFR + 3.250% 512,735
950,000
American Axle & Manufacturing,
Inc.!
2025 Incremental Term Loan C,
0.000%, 02/24/32 953,562
950,000
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.922%, 09/12/32 3 mo. USD
Term SOFR + 3.250% 952,969
475,000
Boots Group Bidco Ltd.‡
USD Term Loan,
7.206%, 08/30/32 3 mo. USD
Term SOFR + 3.500% 477,275
558,888
Caesars Entertainment, Inc.‡
Term Loan B,
5.922%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 556,619
613,800
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.667%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 490,911
763,088
Clarios Global LP‡
2025 USD Term Loan B,
6.422%, 01/28/32 1 mo. USD
Term SOFR + 2.750% 765,232
482,575
Flutter Financing BV‡
2025 Term Loan B,
5.672%, 06/04/32 3 mo. USD
Term SOFR + 2.000% 482,372
940,524
Life Time Fitness, Inc.‡
2025 Term Loan,
5.688%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 945,325
867,301
Light & Wonder International, Inc.‡
2026 Term Loan B,
5.671%, 04/16/29 1 mo. USD
Term SOFR + 2.000% 867,301
423,550
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.172%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 429,243

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
475,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.671%, 08/18/32 1 mo. USD
Term SOFR + 4.000% $ 475,416
933,375
Station Casinos LLC‡
2024 Term Loan B,
5.672%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 935,302
950,000
Voyager Parent LLC!
Repriced Term Loan B,
0.000%, 07/01/32 950,062
950,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.411%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 951,088
955,021
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.422%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 958,607
11,704,019
Consumer Staples (1.1%)
1,039,096
Amneal Pharmaceuticals LLC‡
2025 Term Loan B,
7.172%, 08/01/32 1 mo. USD
Term SOFR + 3.500% 1,044,291
497,500
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.172%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 497,500
701,125
B&G Foods, Inc.‡
2024 Term Loan B,
7.172%, 10/10/29 1 mo. USD
Term SOFR + 3.500% 668,992
1,055,510
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.422%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 1,064,746
410,000
Bausch Health Cos., Inc.!
0.000%, 10/08/30 400,775
1,680,555
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.922%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 1,642,742
85,339
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.417%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 85,304
947,625
Opal Bidco SAS‡
USD Term Loan B4,
6.686%, 04/28/32 3 mo. USD
Term SOFR + 3.000% 948,715
1,150,562
Star Parent, Inc.‡
Term Loan B,
7.672%, 09/27/30 3 mo. USD
Term SOFR + 4.000% 1,152,616
945,250
Team Health Holdings, Inc.‡
2025 Term Loan B,
8.167%, 06/30/28 3 mo. USD
Term SOFR + 4.500% 947,689
PRINCIPAL
AMOUNT a a VALUE a
477,415
United Natural Foods, Inc.‡
2024 Term Loan,
8.422%, 05/01/31 1 mo. USD
Term SOFR + 4.750% $ 481,094
702,839
Veritiv Corp.‡
Term Loan B,
7.672%, 12/02/30 3 mo. USD
Term SOFR + 4.000% 689,749
9,624,213
Energy (0.2%)
706,699
New Fortress Energy, Inc.@‡
2025 Incremental Term Loan B,
9.238%, 10/30/28 3 mo. USD
Term SOFR + 5.500% 283,386
1,418,683
Par Petroleum LLC‡
2025 Term Loan B,
6.955%, 02/28/30 3 mo. USD
Term SOFR + 3.250% 1,423,706
1,707,092
Financials (0.7%)
716,400
Acrisure LLC‡
2025 Term Loan B,
6.922%, 06/21/32 1 mo. USD
Term SOFR + 3.250% 717,145
925,000
Advisor Group, Inc.‡
2025 Term Loan,
6.595%, 07/30/32 6 mo. USD
Term SOFR + 3.000% 919,455
712,398
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.169%, 12/29/31 3 mo. USD
Term SOFR + 2.500% 709,506
566,527
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.172%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 564,176
1,197,900
Dragon Buyer, Inc.‡
Term Loan B,
6.422%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 1,182,183
798,092
HUB International Ltd.‡
2025 Term Loan B,
5.920%, 06/20/30 3 mo. USD
Term SOFR + 2.250% 799,105
705,600
Iron Mountain, Inc.‡
2023 Term Loan B,
5.672%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 700,968
666,349
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.922%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 669,031
6,261,569
Health Care (0.1%)
976,846
Padagis LLC‡
Term Loan B,
8.658%, 07/06/28 3 mo. USD
Term SOFR + 4.750% 896,256

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Industrials (0.9%)
937,859
ACProducts, Inc.‡
2021 Term Loan B,
8.184%, 05/17/28 3 mo. USD
Term SOFR + 4.250% $ 807,600
947,625
Blackfin Pipeline LLC‡
Term Loan B,
6.672%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 955,125
951,425
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.422%, 09/08/32 1 mo. USD
Term SOFR + 2.750% 951,910
730,000
Columbus McKinnon Corp.!
2026 Term Loan B,
0.000%, 01/21/33 726,350
1,293,451
EMRLD Borrower LP‡
2024 Term Loan B,
6.122%, 08/04/31 6 mo. USD
Term SOFR + 2.250% 1,293,419
935,798
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.422%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 937,028
942,875
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.922%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 943,879
1,869,099
TransDigm, Inc.‡
2023 Term Loan J,
6.172%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 1,870,342
8,485,653
Information Technology (0.6%)
1,307,201
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.822%, 07/30/31 3 mo. USD
Term SOFR + 3.000% 1,261,448
968,079
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.422%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 895,473
376,071
Coherent Corp.‡
2025 Term Loan B2,
5.422%, 07/02/29 1 mo. USD
Term SOFR + 1.750% 377,952
1,419,275
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.422%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 1,360,290
703,321
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.672%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 704,119
493,763
UKG, Inc.‡
2024 Term Loan B,
6.167%, 02/10/31 3 mo. USD
Term SOFR + 2.500% 482,549
5,081,831
PRINCIPAL
AMOUNT a a VALUE a
Materials (0.1%)
1,498,716
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.922%, 02/18/30 1 mo. USD
Term SOFR + 3.250% $ 1,086,569
720,481
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.584%, 05/03/28 3 mo. USD
Term SOFR + 2.500% 80,024
1,166,593
Other (0.2%)
400,000
Connect Finco SARL!
0.000%, 09/27/29 399,500
713,185
Connect Finco SARL‡
2024 Extended Term Loan B,
8.172%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 712,294
475,000
Windstream Services LLC‡
2024 Term Loan B,
8.522%, 10/01/31 1 mo. USD
Term SOFR + 4.750% 479,156
1,590,950
Special Purpose Acquisition Companies (0.0%)
390,400
Clydesdale Acquisition Holdings,
Inc.‡
Term Loan B,
6.847%, 04/13/29 1 mo. USD
Term SOFR + 3.175% 389,100
TOTAL BANK LOANS
(Cost $55,667,563)
53,758,571
CONVERTIBLE BONDS (90.1%)
Communication Services (10.2%)
AST SpaceMobile, Inc.*
2,000,000 2.375%, 10/15/32 3,645,780
4,750,000 2.000%, 01/15/36 6,493,915
4,750,000 IMAX Corp.*
0.750%, 11/15/30 5,081,502
9,000,000 Liberty Media Corp.-Liberty Formula
One^
2.250%, 08/15/27 10,517,220
8,500,000 Live Nation Entertainment, Inc.µ
2.875%, 01/15/30 9,038,390
12,500,000 Lyft, Inc.*µ
0.000%, 09/15/30 13,215,500
16,250,000 Snap, Inc.µ
0.500%, 05/01/30 14,014,813
14,500,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 18,580,445
10,147,000 Uber Technologies, Inc. (Aurora
Innovation, Inc.)*§µ
0.000%, 05/15/28 10,201,794
90,789,359
Consumer Discretionary (7.4%)
17,250,000 Alibaba Group Holding Ltd.*
0.000%, 09/15/32 19,298,610

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
13,250,000 DoorDash, Inc.*µ
0.000%, 05/15/30 $ 13,280,078
4,250,000 Etsy, Inc.*µ
1.000%, 06/15/30 4,250,340
2,250,000 Freshpet, Inc.^
3.000%, 04/01/28 2,793,195
3,500,000 Lucid Group, Inc.*
5.000%, 04/01/30 2,046,625
4,250,000 NCL Corp. Ltd.*µ
0.750%, 09/15/30 4,147,235
11,500,000 Rivian Automotive, Inc.µ
4.625%, 03/15/29 12,160,445
3,500,000 Wayfair, Inc.
3.500%, 11/15/28 8,239,665
66,216,193
Consumer Staples (0.6%)
1,750,000 KalVista Pharmaceuticals, Inc.*
3.250%, 10/01/31 2,212,613
4,250,000 Oddity Finance LLC*µ
0.000%, 06/15/30 3,536,212
5,748,825
Energy (1.2%)
3,250,000 Energy Fuels, Inc.*
0.750%, 11/01/31 4,456,238
5,500,000 Eos Energy Enterprises, Inc.*^
1.750%, 12/01/31 6,501,385
SunEdison, Inc.@
898,000 0.000%, 10/01/18 3,592
9,411,000 0.000%, 01/15/20* 37,644
10,998,859
Financials (4.1%)
4,250,000 Affirm Holdings, Inc.µ
0.750%, 12/15/29 4,399,515
7,500,000 Barclays Bank PLC (Microsoft
Corp.)§
1.000%, 02/16/29 7,745,025
Coinbase Global, Inc.µ
4,500,000 0.250%, 04/01/30 4,422,555
11,250,000 0.000%, 10/01/32* 9,613,463
5,750,000 Galaxy Digital Holdings LP*µ
0.500%, 05/01/31 5,010,377
4,250,000 WisdomTree, Inc.*^
4.625%, 08/15/30 4,963,277
36,154,212
Health Care (8.7%)
4,500,000 Alnylam Pharmaceuticals, Inc.*µ
0.000%, 09/15/28 4,209,120
5,750,000 Alphatec Holdings, Inc.*^
0.750%, 03/15/30 7,023,165
1,865,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 2,101,762
Bridgebio Pharma, Inc.*
2,750,000 1.750%, 03/01/31 4,816,680
1,263,000 0.750%, 02/01/33 1,290,154
1,760,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 2,106,685
PRINCIPAL
AMOUNT a a VALUE a
4,750,000 Guardant Health, Inc.*^
0.000%, 05/15/33 $ 5,652,547
9,250,000 Halozyme Therapeutics, Inc.*
0.875%, 11/15/32 9,728,317
9,250,000 Ionis Pharmaceuticals, Inc.*^
0.000%, 12/01/30 10,249,092
Jazz Investments I Ltd.
3,750,000 3.125%, 09/15/30 4,905,713
2,200,000 2.000%, 06/15/26 2,432,012
2,721,000 Lantheus Holdings, Inc.µ
2.625%, 12/15/27 3,113,640
4,250,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 5,085,380
3,000,000 Merit Medical Systems, Inc.*
3.000%, 02/01/29 3,477,270
4,250,000 Repligen Corp.µ
1.000%, 12/15/28 4,530,543
2,000,000 Tempus AI, Inc.*^µ
0.750%, 07/15/30 2,171,220
4,625,000 Zoetis, Inc.*
0.250%, 06/15/29 4,732,393
77,625,693
Industrials (7.9%)
8,750,000 AeroVironment, Inc.^
0.000%, 07/15/30 10,346,262
17,250,000 Bloom Energy Corp.*
0.000%, 11/15/30 19,474,733
18,500,000 BWX Technologies, Inc.*µ
0.000%, 11/01/30 19,182,095
5,250,000 Fluor Corp.^
1.125%, 08/15/29 6,499,185
4,750,000 JBT Marel Corp.*^
0.375%, 09/15/30 5,107,152
4,750,000 Joby Aviation, Inc.††
0.750%, 02/15/32 4,868,655
4,000,000 Tetra Tech, Inc.
2.250%, 08/15/28 4,655,720
70,133,802
Information Technology (41.5%)
6,500,000 Advanced Energy Industries, Inc.
2.500%, 09/15/28 12,630,930
14,000,000 Akamai Technologies, Inc.*^
0.250%, 05/15/33 16,997,260
3,500,000 Alkami Technology, Inc.*
1.500%, 03/15/30 3,478,265
8,500,000 Bill Holdings, Inc.µ
0.000%, 04/01/30 7,620,675
5,436,000 Check Point Software Technologies
Ltd.*
0.000%, 12/15/30 5,366,800
8,250,000 Cipher Mining, Inc.*
0.000%, 10/01/31 10,589,453
10,445,000 Cloudflare, Inc.*µ
0.000%, 06/15/30 10,974,770
4,250,000 Commvault Systems, Inc.*µ
0.000%, 09/15/30 3,589,168

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
16,500,000 CyberArk Software Ltd.*
0.000%, 06/15/30 $ 17,368,560
2,250,000 Cytokinetics, Inc.*µ
1.750%, 10/01/31 2,853,090
13,000,000 Datadog, Inc.µ
0.000%, 12/01/29 12,810,980
8,500,000 Guidewire Software, Inc.^µ
1.250%, 11/01/29 8,259,280
15,500,000 IREN Ltd.*
0.000%, 07/01/31 14,342,460
3,750,000 Itron, Inc.^
1.375%, 07/15/30 3,997,950
4,250,000 Life360, Inc.*
0.000%, 06/01/30 4,482,687
13,750,000 Lumentum Holdings, Inc.*µ
0.375%, 03/15/32 31,221,988
8,000,000 MACOM Technology Solutions
Holdings, Inc.^
0.000%, 12/15/29 11,549,200
7,500,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 9,724,350
15,750,000 MKS, Inc.^µ
1.250%, 06/01/30 26,571,510
17,250,000 ON Semiconductor Corp.µ
0.500%, 03/01/29 16,887,233
1,750,000 Planet Labs PBC*
0.500%, 10/15/30 3,989,440
3,750,000 Seagate HDD Caymanµ
3.500%, 06/01/28 18,674,137
14,750,000 Shift4 Payments, Inc.µ
0.500%, 08/01/27 14,197,908
9,250,000 Snowflake, Inc.^
0.000%, 10/01/29 13,034,083
6,500,000 Spotify USA, Inc.
0.000%, 03/15/26 6,596,200
9,000,000 Strategy, Inc.µ
0.875%, 03/15/31 9,280,260
Super Micro Computer, Inc.*µ
2,250,000 2.250%, 07/15/28 2,187,472
3,500,000 0.000%, 06/15/30 3,017,945
Terawulf, Inc.*
8,500,000 1.000%, 09/01/31 11,252,470
1,211,000 0.000%, 05/01/32 1,154,701
4,250,000 Tyler Technologies, Inc.
0.250%, 03/15/26 4,230,025
4,250,000 Varonis Systems, Inc.
1.000%, 09/15/29 3,968,777
5,250,000 Western Digital Corp.
3.000%, 11/15/28 34,815,165
3,750,000 Workiva, Inc.^µ
1.250%, 08/15/28 3,630,562
9,250,000 Zscaler, Inc.*µ
0.000%, 07/15/28 8,606,477
369,952,231
Materials (1.5%)
5,750,000 Centrus Energy Corp.*
0.000%, 08/15/32 8,378,267
PRINCIPAL
AMOUNT a a VALUE a
1,750,000 MP Materials Corp.*^
3.000%, 03/01/30 $ 4,960,148
13,338,415
Other (0.9%)
7,250,000 CoreWeave, Inc.*^
1.750%, 12/01/31 8,342,575
Real Estate (1.5%)
4,734,000 Compass, Inc.*
0.250%, 04/15/31 5,104,293
8,250,000 Digital Realty Trust LP*^
1.875%, 11/15/29 8,554,013
13,658,306
Utilities (4.6%)
8,750,000 CMS Energy Corp.^
3.375%, 05/01/28 9,461,900
7,500,000 Duke Energy Corp.
4.125%, 04/15/26 7,794,375
5,250,000 NextEra Energy Capital Holdings,
Inc.
3.000%, 03/01/27 6,990,375
15,250,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 17,202,610
41,449,260
TOTAL CONVERTIBLE BONDS
(Cost $728,397,933)
804,407,730
CORPORATE BONDS (33.4%)
Airlines (0.3%)
699,267 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 08/15/27 702,414
791,860 American Airlines Pass-Through
Trust Series 2021-1, Class B
3.950%, 07/11/30 763,052
695,551 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 09/15/31 671,019
764,813 JetBlue Pass-Through Trust Series
2020-1, Class B
7.750%, 11/15/28 768,163
2,904,648
Basic Materials (0.0%)
235,000 WR Grace Holdings LLC*
7.000%, 08/01/33 235,498
Communication Services (2.9%)
1,359,634 Altice France SA*
6.875%, 07/15/32 1,328,376
1,160,000 APi Group DE, Inc.*
4.750%, 10/15/29 1,140,570
360,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 377,460
856,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 864,791

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Clear Channel Outdoor Holdings,
Inc.*
475,000 7.875%, 04/01/30 $ 500,104
522,000 7.500%, 03/15/33 555,032
CSC Holdings LLC*
840,000 4.625%, 12/01/30 313,866
1,590,000 4.500%, 11/15/31 962,824
356,000 Directv Financing LLC*
8.875%, 02/01/30 360,927
Directv Financing LLC/Directv
Financing Co-Obligor, Inc.*
475,000 10.000%, 02/15/31 489,597
350,000 5.875%, 08/15/27 351,985
475,000 EW Scripps Co.*
9.875%, 08/15/30 473,333
1,475,000 Frontier California, Inc. Series Fµ
6.750%, 05/15/27 1,512,967
239,000 Frontier Communications Holdings
LLC*µ
8.750%, 05/15/30 246,560
1,519,000 Frontier Florida LLC Series Eµ
6.860%, 02/01/28 1,573,927
1,445,000 Frontier North, Inc. Series Gµ
6.730%, 02/15/28 1,489,130
835,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 794,644
Gray Media, Inc.*
475,000 7.250%, 08/15/33 486,571
475,000 5.375%, 11/15/31 353,300
955,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 904,576
237,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 245,719
Lumen Technologies, Inc.
712,875 10.000%, 10/15/32* 712,875
605,000 Series P, 7.600%, 09/15/39 597,855
930,000 Paramount Global
4.900%, 08/15/44 662,486
Rogers Communications, Inc.‡
830,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 871,467
595,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 616,682
Scripps Escrow II, Inc.*^
239,000 5.375%, 01/15/31 178,402
477,000 3.875%, 01/15/29 441,344
480,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 496,786
Sirius XM Radio LLC*
770,000 5.500%, 07/01/29 774,181
1,189,000 3.875%, 09/01/31^ 1,087,150
475,000 3.125%, 09/01/26 472,297
485,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 495,815
Time Warner Cable LLC
385,000 7.300%, 07/01/38 410,083
480,000 6.550%, 05/01/37 486,211
PRINCIPAL
AMOUNT a a VALUE a
378,000 T-Mobile USA, Inc.^
6.700%, 12/15/33 $ 422,192
Univision Communications, Inc.*
480,000 8.500%, 07/31/31 501,336
489,000 8.000%, 08/15/28 505,049
Warnermedia Holdings, Inc.
470,000 5.050%, 03/15/42 332,802
235,000 4.279%, 03/15/32 206,922
25,598,194
Communications (0.1%)
1,100,000 CCO Holdings LLC/CCO Holdings
Capital Corp.*^
4.250%, 01/15/34 929,896
Consumer Discretionary (7.0%)
1,430,000 Adams Homes, Inc.*
9.250%, 10/15/28 1,493,821
Adient Global Holdings Ltd.*
785,000 8.250%, 04/15/31 823,104
475,000 7.500%, 02/15/33 493,786
Advance Auto Parts, Inc.*
237,000 7.375%, 08/01/33 240,382
422,000 7.000%, 08/01/30 428,933
715,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 735,714
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
475,000 6.875%, 08/01/33 479,498
837,000 4.625%, 08/01/29 802,616
Bath & Body Works, Inc.
485,000 6.875%, 11/01/35 491,038
1,264,000 6.694%, 01/15/27 1,283,794
655,000 6.625%, 10/01/30* 670,844
1,110,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 1,103,662
Caesars Entertainment, Inc.*^
817,000 6.000%, 10/15/32 795,162
604,000 4.625%, 10/15/29 580,148
Carnival Corp.*
950,000 6.125%, 02/15/33 977,873
481,000 4.000%, 08/01/28 476,402
CCO Holdings LLC/CCO Holdings
Capital Corp.*
1,100,000 6.375%, 09/01/29 1,112,342
586,000 5.125%, 05/01/27 587,008
965,000 4.750%, 03/01/30 923,524
478,000 4.750%, 02/01/32^ 437,184
980,000 4.500%, 08/15/30 923,101
951,000 4.250%, 02/01/31 871,744
950,000 Century Communities, Inc.*
6.625%, 09/15/33 963,338
Churchill Downs, Inc.*
478,000 6.750%, 05/01/31 493,291
478,000 5.750%, 04/01/30 481,050
712,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 738,095

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
517,000 Dana, Inc.
4.500%, 02/15/32 $ 491,315
DISH DBS Corp.
356,000 7.375%, 07/01/28 342,120
470,000 5.125%, 06/01/29 416,458
946,000 DISH Network Corp.*
11.750%, 11/15/27 979,167
1,365,000 Empire Resorts, Inc.*
7.750%, 11/01/26 1,357,206
400,000 Flutter Treasury DAC*
5.875%, 06/04/31 406,668
1,000,000 Ford Motor Co.
6.100%, 08/19/32 1,040,840
Ford Motor Credit Co. LLC
1,245,000 7.200%, 06/10/30 1,339,570
1,525,000 4.000%, 11/13/30 1,451,053
490,000 General Motors Co.^
5.200%, 04/01/45 442,646
goeasy Ltd.*
859,000 7.625%, 07/01/29 851,613
950,000 6.875%, 02/15/31^ 893,760
Goodyear Tire & Rubber Co.
1,435,000 5.625%, 04/30/33^ 1,370,985
515,000 5.250%, 07/15/31 491,161
Group 1 Automotive, Inc.*
600,000 6.375%, 01/15/30 616,896
407,000 4.000%, 08/15/28 398,929
607,473 Guitar Center, Inc.‡
12.000%, 08/19/32 182,242
166,722 JetBlue Pass-Through Trust Series
2019-1, Class B
8.000%, 05/15/29 167,685
470,000 Kohl's Corp.
5.550%, 07/17/45 319,121
965,000 Liberty Interactive LLC
8.250%, 02/01/30 66,633
950,000 Life Time, Inc.*
6.000%, 11/15/31 974,368
712,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 722,559
950,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 992,189
475,000 Lithia Motors, Inc.*
5.500%, 10/01/30 478,681
635,000 M/I Homes, Inc.
3.950%, 02/15/30 611,346
Macy's Retail Holdings LLC
646,000 6.700%, 07/15/34* 627,957
1,205,000 4.300%, 02/15/43 872,131
1,860,000 MGM Resorts International^
6.500%, 04/15/32 1,905,105
1,219,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 1,197,899
NCL Corp. Ltd.*
475,000 6.750%, 02/01/32 487,212
534,000 6.250%, 09/15/33^ 537,450
475,000 5.875%, 01/15/31 476,577
PRINCIPAL
AMOUNT a a VALUE a
Newell Brands, Inc.
475,000 8.500%, 06/01/28* $ 498,584
475,000 6.625%, 05/15/32^ 465,951
475,000 6.375%, 05/15/30^ 470,340
950,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 948,565
Patrick Industries, Inc.*
475,000 6.375%, 11/01/32 486,642
849,000 4.750%, 05/01/29 841,079
1,105,000 Penn Entertainment, Inc.*^
4.125%, 07/01/29 1,026,865
500,000 PetSmart LLC/PetSmart Finance
Corp.*
7.500%, 09/15/32 513,195
960,000 Premier Entertainment Sub LLC/
Premier Entertainment Finance
Corp.*^
5.625%, 09/01/29 710,352
470,000 QVC, Inc.^
5.450%, 08/15/34 183,967
98,500 Rite Aid Corp.
0.000%, 08/30/34 —
950,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 967,736
950,000 Rivers Enterprise Lender LLC/Rivers
Enterprise Lender Corp.*
6.250%, 10/15/30 964,896
528,750 Saks Global Enterprises LLC*@
0.000%, 12/15/29 1,405
227,522 SGUS LLC*@
0.000%, 12/15/29 7,372
875,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 844,900
1,445,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 1,427,559
750,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 720,652
475,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 484,861
610,000 Sonic Automotive, Inc.*^
4.625%, 11/15/29 599,618
668,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 667,419
705,000 Staples, Inc.*
10.750%, 09/01/29 693,339
1,170,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 1,103,450
950,000 STL Holding Co. LLC*
8.750%, 02/15/29 1,000,930
594,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 610,026

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
119,000 United Airlines Holdings, Inc.††
5.375%, 03/01/31 $ 120,251
240,000 Viking Cruises Ltd.*
9.125%, 07/15/31 256,042
475,000 Voyager Parent LLC*
9.250%, 07/01/32 505,357
950,000 Whirlpool Corp.^
6.500%, 06/15/33 937,812
455,000 William Carter Co.*
7.375%, 02/15/31 470,920
950,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 974,111
62,421,192
Consumer Staples (2.2%)
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
720,000 5.875%, 02/15/28 721,505
119,000 5.750%, 03/31/34 117,086
119,000 5.500%, 03/31/31 119,529
1,600,000 4.625%, 01/15/27 1,600,192
950,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 1,001,480
890,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 916,139
940,000 BioMarin Pharmaceutical, Inc.*††
5.500%, 02/15/34 944,164
Brink's Co.*
475,000 6.750%, 06/15/32 494,936
470,000 6.500%, 06/15/29 485,322
1,099,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 1,038,896
950,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 939,084
1,092,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 1,048,342
Energizer Holdings, Inc.*
475,000 6.000%, 09/15/33^ 456,584
1,096,000 4.375%, 03/31/29 1,053,453
MPH Acquisition Holdings LLC*
816,885 6.750%, 03/31/31 698,143
395,909 5.750%, 12/31/30 340,070
621,000 New Albertsons LP
7.750%, 06/15/26 628,005
Performance Food Group, Inc.*
237,000 6.125%, 09/15/32 243,890
957,000 4.250%, 08/01/29 937,755
700,000 Pilgrim's Pride Corp.
4.250%, 04/15/31 682,794
Post Holdings, Inc.*
829,000 6.375%, 03/01/33 836,370
950,000 6.250%, 02/15/32 976,923
909,000 Prestige Brands, Inc.*
3.750%, 04/01/31 851,706
1,110,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 1,156,376
PRINCIPAL
AMOUNT a a VALUE a
815,000 United Natural Foods, Inc.*
6.750%, 10/15/28 $ 817,266
712,000 United Rentals North America, Inc.*
5.375%, 11/15/33 711,872
19,817,882
Energy (4.7%)
712,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 711,794
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
950,000 6.625%, 10/15/32 986,081
746,000 6.625%, 07/15/33 772,826
Buckeye Partners LP
356,000 6.875%, 07/01/29* 370,681
710,000 6.750%, 02/01/30* 744,016
500,000 5.850%, 11/15/43 468,115
720,000 Continental Resources, Inc.
4.900%, 06/01/44 582,826
715,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 691,691
Enbridge, Inc.‡
724,000 7.375%, 03/15/55^ , 5 yr. CMT
+ 3.122% 769,214
485,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 516,734
Energy Transfer LP‡
915,000 7.133%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 917,965
475,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 490,898
700,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 703,465
Genesis Energy LP/Genesis Energy
Finance Corp.
719,000 8.875%, 04/15/30 757,143
475,000 8.000%, 05/15/33 496,280
910,000 Gulfport Energy Operating Corp.*
6.750%, 09/01/29 939,939
950,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 1,004,426
950,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 987,658
960,000 Matador Resources Co.*
6.500%, 04/15/32 978,173
1,285,000 Nabors Industries, Inc.*
7.625%, 11/15/32 1,309,685
715,000 New Fortress Energy, Inc.*
6.500%, 09/30/26 65,380
1,006,000 Oceaneering International, Inc.
6.000%, 02/01/28 1,023,887
600,000 ONEOK, Inc.*µ
6.500%, 09/01/30 643,974
903,000 Permian Resources Operating LLC*
7.000%, 01/15/32 946,326

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
475,000 Phillips 66 Co. Series A^‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% $ 473,086
960,000 Plains All American Pipeline LP
Series B‡
8.223%, 03/01/26 , 3 mo. USD
Term SOFR + 4.372% 960,701
473,000 SM Energy Co.*
9.625%, 06/15/33 517,670
960,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 999,475
1,306,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 1,365,854
Sunoco LP*
700,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 722,624
1,425,000 6.625%, 08/15/32 1,470,814
950,000 6.250%, 07/01/33 977,825
950,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 967,480
935,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 926,435
Transocean International Ltd.*
1,425,000 8.500%, 05/15/31 1,451,263
712,000 7.875%, 10/15/32 751,929
Venture Global Calcasieu Pass LLC*
240,000 4.125%, 08/15/31 221,650
240,000 3.875%, 08/15/29 228,158
Venture Global LNG, Inc.*
480,000 9.875%, 02/01/32 508,344
480,000 9.500%, 02/01/29 511,613
2,330,000 9.000%, 09/30/29^‡ , 5 yr. CMT
+ 5.440% 2,053,732
1,195,000 8.375%, 06/01/31 1,223,130
715,000 8.125%, 06/01/28 732,639
499,000 7.000%, 01/15/30^ 502,338
Venture Global Plaquemines LNG
LLC*
950,000 6.500%, 01/15/34 987,278
710,000 6.500%, 06/15/34 736,163
237,000 6.125%, 12/15/30 244,176
1,000,000 VOC Escrow Ltd.*
5.000%, 02/15/28 999,270
950,000 WBI Operating LLC*
6.500%, 10/15/33 959,509
950,000 Weatherford International Ltd.*
6.750%, 10/15/33 984,523
1,308,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 1,328,679
41,685,535
Financials (5.1%)
818,000 Acrisure LLC/Acrisure Finance, Inc.*
8.250%, 02/01/29 849,264
PRINCIPAL
AMOUNT a a VALUE a
900,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust^‡
6.950%, 03/10/55 , 5 yr. CMT +
2.720% $ 942,498
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
950,000 7.375%, 10/01/32 984,884
950,000 6.500%, 10/01/31 978,006
Ally Financial, Inc.‡
1,327,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 1,321,320
445,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 427,218
983,000 AmWINS Group, Inc.*
4.875%, 06/30/29 970,162
475,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 484,514
475,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.375%, 02/01/34 480,567
950,000 Azorra Finance Ltd.*
7.250%, 01/15/31 995,847
950,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 981,103
950,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 1,019,825
Brandywine Operating Partnership
LP
475,000 8.875%, 04/12/29 510,616
951,000 6.125%, 01/15/31 922,242
1,183,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 1,215,509
1,676,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 1,669,330
742,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 732,525
1,000,000 Burford Capital Global Finance
LLC*
7.500%, 07/15/33 968,470
475,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 485,678
935,000 Corebridge Financial, Inc.^‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 952,503
Credit Acceptance Corp.*
635,000 9.250%, 12/15/28 665,810
422,000 6.625%, 03/15/30 424,080
950,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 965,114
960,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 1,023,475

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
475,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% $ 496,247
First Citizens BancShares, Inc.‡
235,000 Series B, 7.957%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 240,020
725,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 741,102
GGAM Finance Ltd.*
1,075,000 8.000%, 02/15/27 1,092,533
475,000 5.875%, 03/15/30 483,484
HUB International Ltd.*
715,000 7.375%, 01/31/32 749,570
735,000 5.625%, 12/01/29 734,956
475,000 Huntington Bancshares, Inc. Series
K‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 475,879
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*
695,000 6.625%, 10/15/31 689,294
935,000 5.000%, 08/15/28 907,146
1,069,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 1,136,315
715,000 MetLife, Inc.
6.400%, 12/15/36 751,172
475,000 Newmark Group, Inc.
7.500%, 01/12/29 507,538
OneMain Finance Corp.
475,000 6.750%, 03/15/32 485,896
950,000 6.750%, 09/15/33 962,587
475,000 6.500%, 03/15/33 477,888
466,000 Osaic Holdings, Inc. Series JAN*
8.000%, 08/01/33 483,876
905,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 932,964
1,190,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 1,248,917
950,000 RHP Hotel Properties LP/RHP
Finance Corp.*
6.500%, 04/01/32 984,001
Rocket Cos., Inc.*
712,000 6.375%, 08/01/33 740,088
475,000 6.125%, 08/01/30 487,108
928,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 871,002
960,000 Service Properties Trust
8.375%, 06/15/29 972,422
950,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 977,303
236,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 243,767
PRINCIPAL
AMOUNT a a VALUE a
1,190,000 StoneX Group, Inc.*
7.875%, 03/01/31 $ 1,266,707
950,000 TrueNoord Capital DAC*
8.750%, 03/01/30 1,004,559
1,123,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 1,110,613
465,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 452,910
475,000 UWM Holdings LLC*
6.250%, 03/15/31 472,283
475,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 497,995
950,000 XHR LP*
6.625%, 05/15/30 983,127
45,631,829
Health Care (2.0%)
1,425,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 1,408,612
CHS/Community Health Systems,
Inc.*
571,000 10.875%, 01/15/32 616,377
538,000 6.875%, 04/15/29 495,369
1,917,000 6.125%, 04/01/30 1,583,308
120,000 5.250%, 05/15/30 113,197
DaVita, Inc.*
925,000 6.875%, 09/01/32 952,315
1,061,000 4.625%, 06/01/30 1,022,857
1,139,000 3.750%, 02/15/31 1,047,345
Embecta Corp.*
240,000 6.750%, 02/15/30 233,537
717,000 5.000%, 02/15/30^ 672,159
Encompass Health Corp.
470,000 4.750%, 02/01/30 467,979
470,000 4.500%, 02/01/28 468,064
534,000 IQVIA, Inc.*
6.250%, 06/01/32 555,958
Medline Borrower LP*
1,443,000 5.250%, 10/01/29 1,446,001
1,215,000 3.875%, 04/01/29 1,189,643
1,760,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%,
04/30/31
1,599,576
Tenet Healthcare Corp.
1,315,000 6.875%, 11/15/31 1,441,122
712,000 5.500%, 11/15/32* 719,882
1,215,000 Teva Pharmaceutical Finance
Netherlands III BV^
5.125%, 05/09/29 1,228,875
17,262,176
Industrials (3.1%)
1,068,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 1,106,149
1,100,000 ACCO Brands Corp.*^
4.250%, 03/15/29 1,019,403
Arcosa, Inc.*
475,000 6.875%, 08/15/32 501,220

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
538,000 4.375%, 04/15/29 $ 528,650
Bombardier, Inc.*
480,000 8.750%, 11/15/30 514,296
300,000 7.250%, 07/01/31 318,930
355,000 7.000%, 06/01/32 373,354
237,000 6.750%, 06/15/33 249,300
956,000 BWX Technologies, Inc.*
4.125%, 04/15/29 938,687
1,485,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 1,539,514
235,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 236,370
219,083 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 220,777
Deluxe Corp.*
235,000 8.125%, 09/15/29 246,999
1,265,000 8.000%, 06/01/29 1,287,504
EnerSys*
500,000 6.625%, 01/15/32 518,395
475,000 4.375%, 12/15/27 472,901
EquipmentShare.com, Inc.*
590,000 8.625%, 05/15/32 631,111
359,000 8.000%, 03/15/33 378,982
Graphic Packaging International
LLC*
625,000 4.750%, 07/15/27 624,400
446,000 3.500%, 03/01/29 426,059
1,054,000 Great Lakes Dredge & Dock Corp.*
5.250%, 06/01/29 1,038,190
Herc Holdings, Inc.*
475,000 7.250%, 06/15/33 503,034
475,000 7.000%, 06/15/30 498,726
475,000 6.625%, 06/15/29 491,858
712,000 JELD-WEN, Inc.*^
7.000%, 09/01/32 450,974
1,575,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 1,567,314
588,000 Moog, Inc.*
4.250%, 12/15/27 585,413
940,000 Novelis Corp.*
4.750%, 01/30/30 912,082
950,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 985,606
Sealed Air Corp.*
235,000 6.500%, 07/15/32 244,369
239,000 5.000%, 04/15/29 240,764
Sealed Air Corp./Sealed Air Corp.
U.S.*
240,000 7.250%, 02/15/31 250,402
743,000 6.125%, 02/01/28 755,066
278,000 Sensata Technologies BV*
4.000%, 04/15/29 272,284
479,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 449,633
Standard Building Solutions, Inc.*
235,000 6.500%, 08/15/32 242,565
712,000 6.250%, 08/01/33 728,048
PRINCIPAL
AMOUNT a a VALUE a
950,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 $ 1,004,235
TransDigm, Inc.*
360,000 7.125%, 12/01/31 377,626
1,035,000 6.875%, 12/15/30 1,078,687
710,000 6.750%, 08/15/28 722,894
235,000 6.625%, 03/01/32 243,650
210,622 United Airlines Pass-Through Trust
Series 2019-2, Class B
3.500%, 05/01/28 205,580
715,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 738,473
Williams Scotsman, Inc.*
355,000 6.625%, 06/15/29 367,276
565,000 4.625%, 08/15/28 563,418
27,651,168
Information Technology (1.5%)
Block, Inc.*
238,000 6.000%, 08/15/33 243,160
470,000 5.625%, 08/15/30 478,761
475,000 CACI International, Inc.*
6.375%, 06/15/33 493,938
712,000 Cloud Software Group, Inc.*^
6.625%, 08/15/33 683,164
557,000 Coherent Corp.*
5.000%, 12/15/29 555,390
86,000 Dell International LLC/EMC Corp.µ
6.020%, 06/15/26 86,281
Fair Isaac Corp.*
356,000 6.000%, 05/15/33 362,679
480,000 4.000%, 06/15/28 472,354
1,050,000 KBR, Inc.*
4.750%, 09/30/28 1,037,988
723,000 ON Semiconductor Corp.*
3.875%, 09/01/28 708,605
475,000 Open Text Corp.*
6.900%, 12/01/27 490,756
Open Text Holdings, Inc.*
235,000 4.125%, 02/15/30 218,557
594,000 4.125%, 12/01/31 534,285
1,350,000 TTM Technologies, Inc.*
4.000%, 03/01/29 1,312,429
Twilio, Inc.
236,000 3.875%, 03/15/31 223,308
680,000 3.625%, 03/15/29 652,807
596,000 UKG, Inc.*
6.875%, 02/01/31 596,286
1,435,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 1,370,353
1,358,149 Wolfspeed, Inc.
7.000%, 06/15/31 1,109,404
950,000 Zebra Technologies Corp.*
6.500%, 06/01/32 980,581
860,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 786,504
13,397,590

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Materials (1.9%)
950,000 Avient Corp.*
6.250%, 11/01/31 $ 977,180
950,000 Capstone Copper Corp.*
6.750%, 03/31/33 986,299
Celanese U.S. Holdings LLC
475,000 7.379%, 07/15/32 496,176
475,000 7.375%, 02/15/34^ 484,073
950,000 Century Aluminum Co.*
6.875%, 08/01/32 985,141
805,000 Chemours Co.*^
8.000%, 01/15/33 807,697
1,765,000 Clearwater Paper Corp.*
4.750%, 08/15/28 1,677,809
375,000 Constellium SE*
6.375%, 08/15/32 388,050
1,695,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 1,366,712
950,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 992,237
949,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 957,930
955,000 Knife River Corp.*
7.750%, 05/01/31 996,246
Mercer International, Inc.
426,000 12.875%, 10/01/28*^ 312,923
1,020,000 5.125%, 02/01/29 634,256
950,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 981,616
1,105,000 Silgan Holdings, Inc.
4.125%, 02/01/28 1,095,762
950,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 955,605
950,000 Terex Corp.*
6.250%, 10/15/32 973,797
412,168 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*
7.625%, 05/03/29 10,547
960,000 WR Grace Holdings LLC*
6.625%, 08/15/32 955,901
17,035,957
Other (1.6%)
705,000 1261229 BC Ltd.*
10.000%, 04/15/32 724,296
950,000 Alumina Pty. Ltd.*
6.375%, 09/15/32 988,409
759,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.000%, 12/31/32 793,922
368,715 Claritev Corp. Series B*
6.750%, 03/31/31 289,928
950,000 DBR Land Holdings LLC*
6.250%, 12/01/30 973,873
EchoStar Corp.
1,697,615 10.750%, 11/30/29 1,862,233
1,012,724 6.750%, 11/30/30 1,030,558
PRINCIPAL
AMOUNT a a VALUE a
950,000 Enerflex, Inc.*
6.875%, 01/15/31 $ 983,174
500,000 Gen Digital, Inc.*
6.750%, 09/30/27 505,055
215,000 Genmab AS/Genmab Finance LLC*
6.250%, 12/15/32 220,764
475,000 Graham Holdings Co.*
5.625%, 12/01/33 479,351
885,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 927,338
712,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 742,474
950,000 New Gold, Inc.*
6.875%, 04/01/32 1,010,961
475,000 Reinsurance Group of America,
Inc.^‡
6.650%, 09/15/55 , 5 yr. CMT +
2.392% 490,509
950,000 Rfna LP*
7.875%, 02/15/30 957,790
950,000 SM Energy Co.*
7.000%, 08/01/32 953,002
475,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 496,123
14,429,760
Real Estate (0.2%)
475,000 Forestar Group, Inc.*
6.500%, 03/15/33 486,628
630,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 617,249
722,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 703,589
1,807,466
Special Purpose Acquisition Companies (0.2%)
237,000 Clydesdale Acquisition Holdings,
Inc.*
6.750%, 04/15/32 239,164
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
1,425,000 6.750%, 01/15/30^ 1,347,537
477,000 4.625%, 01/15/29 461,917
2,048,618
Utilities (0.6%)
475,000 CenterPoint Energy, Inc.^‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 487,882
475,000 Dominion Energy, Inc.^‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 488,823
950,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 993,757

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
750,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% $ 785,257
710,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 730,370
718,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 748,206
350,000 PPL Capital Funding, Inc. Series A‡
6.612%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 347,032
Vistra Corp.*‡
250,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 254,873
450,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 456,921
5,293,121
TOTAL CORPORATE BONDS
(Cost $303,146,246)
298,150,530
U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
Other (0.1%)
580,000 Farm Credit Bank of Texas‡
7.000%, 09/15/30 , 5 yr. CMT +
3.010%
(Cost $584,601) 602,672
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (1.5%)
Communication Services (0.0%)
17,477 Audacy, Inc.# 87,385
6,819 Cumulus Media, Inc. - Class A# 546
20,285 Optimum Communications, Inc. -
Class A#^µ 31,036
118,967
Consumer Discretionary (0.0%)
1,446 Rite Aid Corp.# 1,446
Energy (0.3%)
4,000 Cheniere Energy Partners LP 225,560
56,650 Energy Transfer LP 1,045,192
26,095 Enterprise Products Partners LP 866,093
6,644 EP Energy Corp.# 10,797
2,147,642
Industrials (0.0%)
10,901 Ardagh Holdings SA# 85,605
Information Technology (0.2%)
112,416 Wolfspeed, Inc.# 1,760,434
Utilities (1.0%)
102,861 NextEra Energy, Inc.µ 9,041,482
TOTAL COMMON STOCKS
(Cost $20,709,790)
13,155,576
NUMBER OF
SHARES b b VALUE b
CONVERTIBLE PREFERRED STOCKS (12.8%)
Financials (3.5%)
83,465
Apollo Global Management, Inc.
6.750%, 07/31/26 $ 5,789,967
165,055
ARES Management Corp.
6.750%, 10/01/27 7,894,580
8,100
Bank of America Corp.^‡‡
7.250% 10,092,600
156,055
KKR & Co., Inc.^
6.250%, 03/01/28 7,637,332
31,414,479
Health Care (0.5%)
13,135
Bruker Corp.
6.375%, 09/01/28#
4,555,875
Industrials (3.9%)
401,365
Boeing Co.^
6.000%, 10/15/27 29,989,993
82,135
QXO, Inc.
5.500%, 05/15/28 5,203,252
35,193,245
Information Technology (1.7%)
75,270
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 4,559,104
152,495
Microchip Technology, Inc.
7.500%, 03/15/28 10,192,766
14,751,870
Materials (1.0%)
132,880
Albemarle Corp.
7.250%, 03/01/27
9,213,899
Utilities (2.2%)
85,285
NextEra Energy, Inc.
7.299%, 06/01/27 4,730,759
285,000
Southern Co.#
7.125%, 12/15/28 14,606,250
19,337,009
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $109,457,583)
114,466,377
PREFERRED STOCKS (0.1%)
Communication Services (0.1%)
25,448
Qwest Corp.
6.500%, 09/01/56 487,584
7,676
Telephone & Data Systems, Inc.
6.625%, 03/31/26 169,870
T-Mobile USA, Inc.µ
6,503 5.500%, 03/01/70 148,854
743 5.500%, 06/01/70 17,037
7,935 6.250%, 09/01/69# 199,565
1,022,910
TOTAL PREFERRED STOCKS
(Cost $924,042)
1,022,910

Calamos Convertible Opportunities and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
NUMBER OF
SHARES b b VALUE b
WARRANTS (0.0%)#
Communication Services (0.0%)
498 Audacy Capital Corp.
09/30/28, Strike $1.00 $ —
2,987 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
42,965 Mcdermott International Ltd.
06/30/27, Strike $12.33 4
47,739 Mcdermott International Ltd.
06/30/27, Strike $15.98 5
9
TOTAL WARRANTS
(Cost $18,376)
9
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.2%)#
Long Call Option (0.0%)
70
3,012,030
Microsoft Corp. Call, 05/15/26,
Strike $540.00 20,125
Long Put Option (0.2%)
1,550
107,255,350
SPDR® S&P 500® ETF Trust Put,
03/20/26, Strike $675.00 1,451,575
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $1,759,392)
1,471,700
TOTAL INVESTMENTS (144.3%)
(Cost $1,221,402,049)
1,287,784,160
LIABILITIES, LESS OTHER ASSETS (-44.3%)
(395,463,060)
NET ASSETS (100.0%) $ 892,321,100
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at January 31,
2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
@ In default status and considered non-income producing.
^ Security, or portion of security, is on loan.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $316,692,859.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†† When-issued security.
# Non-income producing security.
‡‡ Perpetual maturity.
ABBREVIATION
SOFR Secured Overnight Financing Rate
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 748,085 $ — $ 748,085
Bank Loans 74 — 53,758,571 — 53,758,571
Convertible Bonds 97 — 804,407,730 — 804,407,730
Corporate Bonds 411 — 298,150,530 — 298,150,530
U.S. Government and Agency Security 1 — 602,672 — 602,672
Common Stocks 11 13,155,576 — — 13,155,576
Convertible Preferred Stocks 12 114,466,377 — — 114,466,377
Preferred Stocks 5 1,022,910 — — 1,022,910
Warrants 4 9 — — 9
Exchange-Traded Purchased Options 2 1,471,700 — — 1,471,700
Total $ 130,116,572 $ 1,157,667,588 $ — $ 1,287,784,160

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.1%)
Other (0.1%)
850,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $818,358) $ 831,206
BANK LOANS (6.2%)i
Airlines (0.1%)
568,912
United Airlines, Inc.‡
2024 1st Lien Term Loan B,
5.673%, 02/22/31 1 mo. USD
Term SOFR + 2.000% 570,570
Communication Services (0.7%)
799,024
Altice France SA‡
2025 USD Term Loan B14,
10.547%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 812,671
399,109
Audacy Capital Corp.‡
2024 Term Loan B,
9.786%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 302,740
44,778
Audacy Capital Corp.‡
2024 Term Loan A,
10.786%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 44,498
493,718
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.922%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 492,948
489,198
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.786%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 490,335
87,066
DirecTV Financing LLC‡
Term Loan,
8.928%, 08/02/27 3 mo. USD
Term SOFR + 5.000% 87,315
378,462
DirecTV Financing LLC‡
2024 Term Loan,
9.178%, 08/02/29 3 mo. USD
Term SOFR + 5.250% 379,538
20,827
Gray Television, Inc.‡
2024 Term Loan B,
8.950%, 06/04/29 1 mo. USD
Term SOFR + 5.250% 20,862
260,000
iHeartCommunications, Inc.!
2024 Term Loan,
0.000%, 05/01/29 238,622
887,758
iHeartCommunications, Inc.‡
2024 Term Loan,
9.561%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 814,762
1,050,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.922%, 03/29/32 1 mo. USD
Term SOFR + 3.250% 1,052,888
PRINCIPAL
AMOUNT a a VALUE a
521,063
Sinclair Television Group, Inc.‡
2025 Term Loan B6,
7.234%, 12/31/29 1 mo. USD
Term SOFR + 3.300% $ 452,022
619,268
TripAdvisor, Inc.‡
Term Loan,
6.422%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 603,208
1,060,000
Versant Media Group, Inc.‡
Term Loan B,
7.161%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 1,061,325
6,853,734
Consumer Discretionary (1.3%)
590,538
American Airlines, Inc.‡
2025 Term Loan B,
6.918%, 05/28/32 3 mo. USD
Term SOFR + 3.250% 592,383
1,045,000
American Axle & Manufacturing,
Inc.!
2025 Incremental Term Loan C,
0.000%, 02/24/32 1,048,919
1,050,000
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.922%, 09/12/32 3 mo. USD
Term SOFR + 3.250% 1,053,281
550,000
Boots Group Bidco Ltd.‡
USD Term Loan,
7.206%, 08/30/32 3 mo. USD
Term SOFR + 3.500% 552,634
612,819
Caesars Entertainment, Inc.‡
Term Loan B,
5.922%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 610,331
648,450
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.667%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 518,624
827,925
Clarios Global LP‡
2025 USD Term Loan B,
6.422%, 01/28/32 1 mo. USD
Term SOFR + 2.750% 830,251
407,950
Flutter Financing BV‡
2025 Term Loan B,
5.672%, 06/04/32 3 mo. USD
Term SOFR + 2.000% 407,779
1,034,576
Life Time Fitness, Inc.‡
2025 Term Loan,
5.688%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 1,039,858
895,667
Light & Wonder International, Inc.‡
2026 Term Loan B,
5.671%, 04/16/29 1 mo. USD
Term SOFR + 2.000% 895,667
438,325
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.172%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 444,216

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
525,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.671%, 08/18/32 1 mo. USD
Term SOFR + 4.000% $ 525,459
1,031,625
Station Casinos LLC‡
2024 Term Loan B,
5.672%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 1,033,755
1,045,000
Voyager Parent LLC!
Repriced Term Loan B,
0.000%, 07/01/32 1,045,068
1,045,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.411%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 1,046,197
1,028,482
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.422%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 1,032,344
12,676,766
Consumer Staples (1.1%)
1,163,783
Amneal Pharmaceuticals LLC‡
2025 Term Loan B,
7.172%, 08/01/32 1 mo. USD
Term SOFR + 3.500% 1,169,602
537,300
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.172%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 537,300
780,125
B&G Foods, Inc.‡
2024 Term Loan B,
7.172%, 10/10/29 1 mo. USD
Term SOFR + 3.500% 744,372
1,130,310
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.422%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 1,140,200
420,000
Bausch Health Cos., Inc.!
2025 Term Loan B,
0.000%, 10/08/30 410,550
1,830,800
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.922%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 1,789,607
92,450
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.417%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 92,412
1,047,375
Opal Bidco SAS‡
USD Term Loan B4,
6.686%, 04/28/32 3 mo. USD
Term SOFR + 3.000% 1,048,580
1,278,484
Star Parent, Inc.‡
Term Loan B,
7.672%, 09/27/30 3 mo. USD
Term SOFR + 4.000% 1,280,766
1,039,775
Team Health Holdings, Inc.‡
2025 Term Loan B,
8.167%, 06/30/28 3 mo. USD
Term SOFR + 4.500% 1,042,458
PRINCIPAL
AMOUNT a a VALUE a
488,518
United Natural Foods, Inc.‡
2024 Term Loan,
8.422%, 05/01/31 1 mo. USD
Term SOFR + 4.750% $ 492,282
777,010
Veritiv Corp.‡
Term Loan B,
7.672%, 12/02/30 3 mo. USD
Term SOFR + 4.000% 762,538
10,510,667
Energy (0.2%)
780,826
New Fortress Energy, Inc.@‡
2025 Incremental Term Loan B,
9.238%, 10/30/28 3 mo. USD
Term SOFR + 5.500% 313,111
1,520,627
Par Petroleum LLC‡
2025 Term Loan B,
6.955%, 02/28/30 3 mo. USD
Term SOFR + 3.250% 1,526,010
1,839,121
Financials (0.7%)
786,050
Acrisure LLC‡
2025 Term Loan B,
6.922%, 06/21/32 1 mo. USD
Term SOFR + 3.250% 786,867
1,015,000
Advisor Group, Inc.‡
2025 Term Loan,
6.595%, 07/30/32 6 mo. USD
Term SOFR + 3.000% 1,008,915
766,442
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.169%, 12/29/31 3 mo. USD
Term SOFR + 2.500% 763,331
54,639
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.172%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 54,412
610,199
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.175%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 607,667
1,301,850
Dragon Buyer, Inc.‡
Term Loan B,
6.422%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 1,284,770
924,106
HUB International Ltd.‡
2025 Term Loan B,
5.920%, 06/20/30 3 mo. USD
Term SOFR + 2.250% 925,280
769,300
Iron Mountain, Inc.‡
2023 Term Loan B,
5.672%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 764,250
727,978
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.922%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 730,908
6,926,400

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Health Care (0.1%)
1,139,654
Padagis LLC‡
Term Loan B,
8.658%, 07/06/28 3 mo. USD
Term SOFR + 4.750% $ 1,045,632
Industrials (1.0%)
1,020,038
ACProducts, Inc.‡
2021 Term Loan B,
8.184%, 05/17/28 3 mo. USD
Term SOFR + 4.250% 878,365
1,042,388
Blackfin Pipeline LLC‡
Term Loan B,
6.672%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 1,050,638
1,026,150
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.422%, 09/08/32 1 mo. USD
Term SOFR + 2.750% 1,026,673
785,000
Columbus McKinnon Corp.!
2026 Term Loan B,
0.000%, 01/21/33 781,075
1,412,377
EMRLD Borrower LP‡
2024 Term Loan B,
6.122%, 08/04/31 6 mo. USD
Term SOFR + 2.250% 1,412,342
1,034,303
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.422%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 1,035,663
1,042,125
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.922%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 1,043,235
2,080,652
TransDigm, Inc.‡
2023 Term Loan J,
6.172%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 2,082,036
9,310,027
Information Technology (0.6%)
1,385,910
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.822%, 07/30/31 3 mo. USD
Term SOFR + 3.000% 1,337,403
1,052,258
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.422%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 973,339
403,071
Coherent Corp.‡
2025 Term Loan B2,
5.422%, 07/02/29 1 mo. USD
Term SOFR + 1.750% 405,087
1,563,187
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.422%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 1,498,221
805,888
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.672%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 806,803
PRINCIPAL
AMOUNT a a VALUE a
503,638
UKG, Inc.‡
2024 Term Loan B,
6.167%, 02/10/31 3 mo. USD
Term SOFR + 2.500% $ 492,200
5,513,053
Materials (0.1%)
1,621,598
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.922%, 02/18/30 1 mo. USD
Term SOFR + 3.250% 1,175,659
764,395
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.584%, 05/03/28 3 mo. USD
Term SOFR + 2.500% 84,901
1,260,560
Other (0.2%)
445,000
Connect Finco SARL!
2024 Extended Term Loan B,
0.000%, 09/27/29 444,443
773,033
Connect Finco SARL‡
2024 Extended Term Loan B,
8.172%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 772,067
530,000
Windstream Services LLC‡
2024 Term Loan B,
8.522%, 10/01/31 1 mo. USD
Term SOFR + 4.750% 534,637
1,751,147
Special Purpose Acquisition Companies (0.1%)
431,067
Clydesdale Acquisition Holdings,
Inc.‡
Term Loan B,
6.847%, 04/13/29 1 mo. USD
Term SOFR + 3.175% 429,631
TOTAL BANK LOANS
(Cost $60,748,033)
58,687,308
CONVERTIBLE BONDS (90.6%)
Communication Services (10.1%)
AST SpaceMobile, Inc.*
2,000,000 2.375%, 10/15/32 3,645,780
5,000,000 2.000%, 01/15/36 6,835,700
5,000,000 IMAX Corp.*
0.750%, 11/15/30 5,348,950
9,750,000 Liberty Media Corp.-Liberty Formula
One^
2.250%, 08/15/27 11,393,655
9,000,000 Live Nation Entertainment, Inc.µ
2.875%, 01/15/30 9,570,060
13,250,000 Lyft, Inc.*µ
0.000%, 09/15/30 14,008,430
17,500,000 Snap, Inc.µ
0.500%, 05/01/30 15,092,875
15,500,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 19,861,855

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
10,425,000 Uber Technologies, Inc. (Aurora
Innovation, Inc.)*§µ
0.000%, 05/15/28 $ 10,481,295
96,238,600
Consumer Discretionary (7.5%)
19,250,000 Alibaba Group Holding Ltd.*
0.000%, 09/15/32 21,536,130
14,000,000 DoorDash, Inc.*µ
0.000%, 05/15/30 14,031,780
4,500,000 Etsy, Inc.*µ
1.000%, 06/15/30 4,500,360
2,500,000 Freshpet, Inc.^
3.000%, 04/01/28 3,103,550
3,750,000 Lucid Group, Inc.*
5.000%, 04/01/30 2,192,813
4,500,000 NCL Corp. Ltd.*µ
0.750%, 09/15/30 4,391,190
12,250,000 Rivian Automotive, Inc.µ
4.625%, 03/15/29 12,953,517
3,750,000 Wayfair, Inc.
3.500%, 11/15/28 8,828,213
71,537,553
Consumer Staples (0.6%)
1,925,000 KalVista Pharmaceuticals, Inc.*
3.250%, 10/01/31 2,433,874
4,250,000 Oddity Finance LLC*µ
0.000%, 06/15/30 3,536,212
5,970,086
Energy (1.3%)
3,500,000 Energy Fuels, Inc.*
0.750%, 11/01/31 4,799,025
6,250,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 7,387,937
SunEdison, Inc.@
1,027,000 0.000%, 10/01/18 4,108
10,545,000 0.000%, 01/15/20* 42,180
12,233,250
Financials (4.0%)
4,500,000 Affirm Holdings, Inc.µ
0.750%, 12/15/29 4,658,310
8,000,000 Barclays Bank PLC (Microsoft Corp.)
Series MSFT§
1.000%, 02/16/29 8,261,360
Coinbase Global, Inc.µ
4,750,000 0.250%, 04/01/30 4,668,252
11,750,000 0.000%, 10/01/32* 10,040,728
6,000,000 Galaxy Digital Holdings LP*µ
0.500%, 05/01/31 5,228,220
4,500,000 WisdomTree, Inc.*
4.625%, 08/15/30 5,255,235
38,112,105
Health Care (8.7%)
4,750,000 Alnylam Pharmaceuticals, Inc.*µ
0.000%, 09/15/28 4,442,960
6,000,000 Alphatec Holdings, Inc.*
0.750%, 03/15/30 7,328,520
PRINCIPAL
AMOUNT a a VALUE a
1,964,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 $ 2,213,330
Bridgebio Pharma, Inc.*
3,000,000 1.750%, 03/01/31 5,254,560
1,363,000 0.750%, 02/01/33 1,392,305
1,853,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 2,218,004
5,000,000 Guardant Health, Inc.*^
0.000%, 05/15/33 5,950,050
10,000,000 Halozyme Therapeutics, Inc.*µ
0.875%, 11/15/32 10,517,100
10,000,000 Ionis Pharmaceuticals, Inc.*µ
0.000%, 12/01/30 11,080,100
Jazz Investments I Ltd.
4,000,000 3.125%, 09/15/30 5,232,760
2,405,000 2.000%, 06/15/26 2,658,631
3,040,000 Lantheus Holdings, Inc.µ
2.625%, 12/15/27 3,478,672
4,500,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 5,384,520
3,250,000 Merit Medical Systems, Inc.*
3.000%, 02/01/29 3,767,042
4,750,000 Repligen Corp.µ
1.000%, 12/15/28 5,063,547
2,000,000 Tempus AI, Inc.*µ
0.750%, 07/15/30 2,171,220
4,875,000 Zoetis, Inc.*
0.250%, 06/15/29 4,988,198
83,141,519
Industrials (7.9%)
9,250,000 AeroVironment, Inc.µ
0.000%, 07/15/30 10,937,477
18,500,000 Bloom Energy Corp.*
0.000%, 11/15/30 20,885,945
19,750,000 BWX Technologies, Inc.*µ
0.000%, 11/01/30 20,478,183
5,500,000 Fluor Corp.
1.125%, 08/15/29 6,808,670
5,000,000 JBT Marel Corp.*
0.375%, 09/15/30 5,375,950
5,250,000 Joby Aviation, Inc.††
0.750%, 02/15/32 5,381,145
4,500,000 Tetra Tech, Inc.
2.250%, 08/15/28 5,237,685
75,105,055
Information Technology (41.8%)
7,000,000 Advanced Energy Industries, Inc.
2.500%, 09/15/28 13,602,540
15,000,000 Akamai Technologies, Inc.*µ
0.250%, 05/15/33 18,211,350
3,750,000 Alkami Technology, Inc.*
1.500%, 03/15/30 3,726,712
9,250,000 Bill Holdings, Inc.µ
0.000%, 04/01/30 8,293,088
5,838,000 Check Point Software Technologies
Ltd.*
0.000%, 12/15/30 5,763,682

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
8,750,000 Cipher Mining, Inc.*
0.000%, 10/01/31 $ 11,231,237
11,078,000 Cloudflare, Inc.*µ
0.000%, 06/15/30 11,639,876
4,500,000 Commvault Systems, Inc.*µ
0.000%, 09/15/30 3,800,295
17,500,000 CyberArk Software Ltd.*
0.000%, 06/15/30 18,421,200
2,500,000 Cytokinetics, Inc.*µ
1.750%, 10/01/31 3,170,100
13,750,000 Datadog, Inc.µ
0.000%, 12/01/29 13,550,075
9,000,000 Guidewire Software, Inc.^µ
1.250%, 11/01/29 8,745,120
16,500,000 IREN Ltd.*
0.000%, 07/01/31 15,267,780
4,000,000 Itron, Inc.^
1.375%, 07/15/30 4,264,480
4,750,000 Life360, Inc.*
0.000%, 06/01/30 5,010,063
14,750,000 Lumentum Holdings, Inc.*µ
0.375%, 03/15/32 33,492,678
8,500,000 MACOM Technology Solutions
Holdings, Inc.^
0.000%, 12/15/29 12,271,025
8,000,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 10,372,640
17,250,000 MKS, Inc.µ
1.250%, 06/01/30 29,102,130
18,500,000 ON Semiconductor Corp.µ
0.500%, 03/01/29 18,110,945
2,000,000 Planet Labs PBC*
0.500%, 10/15/30 4,559,360
4,000,000 Seagate HDD Caymanµ
3.500%, 06/01/28 19,919,080
15,750,000 Shift4 Payments, Inc.µ
0.500%, 08/01/27 15,160,478
9,750,000 Snowflake, Inc.µ
0.000%, 10/01/29 13,738,628
7,000,000 Spotify USA, Inc.
0.000%, 03/15/26 7,103,600
9,500,000 Strategy, Inc.µ
0.875%, 03/15/31 9,795,830
Super Micro Computer, Inc.*µ
2,500,000 2.250%, 07/15/28 2,430,525
3,750,000 0.000%, 06/15/30 3,233,512
Terawulf, Inc.*
9,000,000 1.000%, 09/01/31 11,914,380
1,275,000 0.000%, 05/01/32 1,215,725
4,500,000 Tyler Technologies, Inc.
0.250%, 03/15/26 4,478,850
4,500,000 Varonis Systems, Inc.
1.000%, 09/15/29 4,202,235
5,750,000 Western Digital Corp.
3.000%, 11/15/28 38,130,895
4,250,000 Workiva, Inc.µ
1.250%, 08/15/28 4,114,637
PRINCIPAL
AMOUNT a a VALUE a
9,750,000 Zscaler, Inc.*µ
0.000%, 07/15/28 $ 9,071,693
397,116,444
Materials (1.5%)
6,000,000 Centrus Energy Corp.*
0.000%, 08/15/32 8,742,540
2,000,000 MP Materials Corp.*
3.000%, 03/01/30 5,668,740
14,411,280
Other (0.9%)
7,750,000 CoreWeave, Inc.*^
1.750%, 12/01/31 8,917,925
Real Estate (1.6%)
4,983,000 Compass, Inc.*
0.250%, 04/15/31 5,372,770
9,000,000 Digital Realty Trust LP*
1.875%, 11/15/29 9,331,650
14,704,420
Utilities (4.7%)
9,250,000 CMS Energy Corp.^
3.375%, 05/01/28 10,002,580
8,000,000 Duke Energy Corp.^
4.125%, 04/15/26 8,314,000
5,500,000 NextEra Energy Capital Holdings,
Inc.
3.000%, 03/01/27 7,323,250
16,500,000 PPL Capital Funding, Inc.µ
2.875%, 03/15/28 18,612,660
44,252,490
TOTAL CONVERTIBLE BONDS
(Cost $779,588,379)
861,740,727
CORPORATE BONDS (34.3%)
Airlines (0.3%)
760,073 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 08/15/27 763,494
852,140 American Airlines Pass-Through
Trust Series 2021-1, Class B
3.950%, 07/11/30 821,139
752,203 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 09/15/31 725,672
829,384 JetBlue Pass-Through Trust Series
2020-1, Class B
7.750%, 11/15/28 833,017
3,143,322
Basic Materials (0.0%)
260,000 WR Grace Holdings LLC*
7.000%, 08/01/33 260,551
Communication Services (3.0%)
1,508,453 Altice France SA*
6.875%, 07/15/32 1,473,774
1,255,000 APi Group DE, Inc.*
4.750%, 10/15/29 1,233,979

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
400,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% $ 419,400
952,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 961,777
Clear Channel Outdoor Holdings,
Inc.*
525,000 7.875%, 04/01/30 552,746
574,000 7.500%, 03/15/33 610,323
CSC Holdings LLC*
1,000,000 4.625%, 12/01/30 373,650
1,785,000 4.500%, 11/15/31 1,080,907
392,000 Directv Financing LLC*
8.875%, 02/01/30 397,425
Directv Financing LLC/Directv
Financing Co-Obligor, Inc.*
522,000 10.000%, 02/15/31 538,041
385,000 5.875%, 08/15/27 387,183
522,000 EW Scripps Co.*
9.875%, 08/15/30 520,168
1,610,000 Frontier California, Inc. Series Fµ
6.750%, 05/15/27 1,651,441
261,000 Frontier Communications Holdings
LLC*µ
8.750%, 05/15/30 269,255
1,685,000 Frontier Florida LLC Series Eµ
6.860%, 02/01/28 1,745,930
1,555,000 Frontier North, Inc. Series Gµ
6.730%, 02/15/28 1,602,490
905,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 861,261
Gray Media, Inc.*
522,000 7.250%, 08/15/33 534,716
515,000 5.375%, 11/15/31 383,052
1,040,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 985,088
261,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 270,602
Lumen Technologies, Inc.
771,875 10.000%, 10/15/32* 771,875
660,000 Series P, 7.600%, 09/15/39 652,205
1,005,000 Paramount Global
4.900%, 08/15/44 715,912
Rogers Communications, Inc.‡
910,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 955,464
650,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 673,686
Scripps Escrow II, Inc.*^
257,000 5.375%, 01/15/31 191,838
514,000 3.875%, 01/15/29 475,578
520,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 538,184
Sirius XM Radio LLC*
830,000 5.500%, 07/01/29 834,507
1,311,000 3.875%, 09/01/31^ 1,198,700
515,000 3.125%, 09/01/26 512,070
PRINCIPAL
AMOUNT a a VALUE a
525,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% $ 536,707
Time Warner Cable LLC
420,000 7.300%, 07/01/38 447,363
515,000 6.550%, 05/01/37 521,664
414,000 T-Mobile USA, Inc.^
6.700%, 12/15/33 462,401
Univision Communications, Inc.*
520,000 8.500%, 07/31/31 543,114
526,000 8.000%, 08/15/28 543,263
Warnermedia Holdings, Inc.
520,000 5.050%, 03/15/42 368,207
260,000 4.279%, 03/15/32 228,935
28,024,881
Communications (0.1%)
1,245,000 CCO Holdings LLC/CCO Holdings
Capital Corp.*^
4.250%, 01/15/34 1,052,473
Consumer Discretionary (7.2%)
1,580,000 Adams Homes, Inc.*
9.250%, 10/15/28 1,650,515
Adient Global Holdings Ltd.*
855,000 8.250%, 04/15/31 896,502
523,000 7.500%, 02/15/33 543,685
Advance Auto Parts, Inc.*
261,000 7.375%, 08/01/33 264,724
464,000 7.000%, 08/01/30 471,624
782,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 804,655
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
522,000 6.875%, 08/01/33 526,943
913,000 4.625%, 08/01/29 875,494
Bath & Body Works, Inc.
500,000 6.875%, 11/01/35 506,225
1,369,000 6.694%, 01/15/27 1,390,439
720,000 6.625%, 10/01/30* 737,417
1,215,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 1,208,062
Caesars Entertainment, Inc.*^
895,000 6.000%, 10/15/32 871,077
657,000 4.625%, 10/15/29 631,055
Carnival Corp.*
1,045,000 6.125%, 02/15/33 1,075,660
523,000 4.000%, 08/01/28 518,000
CCO Holdings LLC/CCO Holdings
Capital Corp.*
1,200,000 6.375%, 09/01/29 1,213,464
640,000 5.125%, 05/01/27 641,101
1,075,000 4.750%, 03/01/30 1,028,796
522,000 4.750%, 02/01/32^ 477,426
1,075,000 4.500%, 08/15/30 1,012,585
1,035,000 4.250%, 02/01/31 948,743
1,045,000 Century Communities, Inc.*
6.625%, 09/15/33 1,059,672

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Churchill Downs, Inc.*
520,000 6.750%, 05/01/31 $ 536,635
522,000 5.750%, 04/01/30 525,330
784,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 812,734
561,000 Dana, Inc.
4.500%, 02/15/32 533,130
DISH DBS Corp.
389,000 7.375%, 07/01/28 373,833
544,000 5.125%, 06/01/29 482,028
1,049,000 DISH Network Corp.*
11.750%, 11/15/27 1,085,778
1,510,000 Empire Resorts, Inc.*
7.750%, 11/01/26 1,501,378
600,000 Flutter Treasury DAC*
5.875%, 06/04/31 610,002
1,075,000 Ford Motor Co.
6.100%, 08/19/32 1,118,903
Ford Motor Credit Co. LLC
1,350,000 7.200%, 06/10/30 1,452,546
1,650,000 4.000%, 11/13/30 1,569,991
510,000 General Motors Co.
5.200%, 04/01/45 460,714
goeasy Ltd.*
934,000 7.625%, 07/01/29 925,968
1,045,000 6.875%, 02/15/31^ 983,136
Goodyear Tire & Rubber Co.
1,575,000 5.625%, 04/30/33^ 1,504,739
560,000 5.250%, 07/15/31 534,078
Group 1 Automotive, Inc.*
650,000 6.375%, 01/15/30 668,304
445,000 4.000%, 08/15/28 436,176
661,056 Guitar Center, Inc.‡
12.000%, 08/19/32 198,317
181,455 JetBlue Pass-Through Trust Series
2019-1, Class B
8.000%, 05/15/29 182,504
533,000 Kohl's Corp.
5.550%, 07/17/45 361,896
1,045,000 Liberty Interactive LLC
8.250%, 02/01/30 72,157
1,045,000 Life Time, Inc.*
6.000%, 11/15/31 1,071,804
784,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 795,627
1,050,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 1,096,630
525,000 Lithia Motors, Inc.*
5.500%, 10/01/30 529,069
685,000 M/I Homes, Inc.
3.950%, 02/15/30 659,484
Macy's Retail Holdings LLC
699,000 6.700%, 07/15/34* 679,477
1,285,000 4.300%, 02/15/43 930,032
2,025,000 MGM Resorts International^
6.500%, 04/15/32 2,074,106
PRINCIPAL
AMOUNT a a VALUE a
1,329,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 $ 1,305,995
NCL Corp. Ltd.*
522,000 6.750%, 02/01/32 535,421
588,000 6.250%, 09/15/33^ 591,798
520,000 5.875%, 01/15/31 521,726
Newell Brands, Inc.
522,000 8.500%, 06/01/28* 547,917
522,000 6.625%, 05/15/32^ 512,056
520,000 6.375%, 05/15/30^ 514,899
1,045,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 1,043,422
Patrick Industries, Inc.*
522,000 6.375%, 11/01/32 534,794
923,000 4.750%, 05/01/29 914,388
1,195,000 Penn Entertainment, Inc.*^
4.125%, 07/01/29 1,110,502
750,000 PetSmart LLC/PetSmart Finance
Corp.*
7.500%, 09/15/32 769,792
1,046,000 Premier Entertainment Sub LLC/
Premier Entertainment Finance
Corp.*^
5.625%, 09/01/29 773,988
525,000 QVC, Inc.^
5.450%, 08/15/34 205,495
106,832 Rite Aid Corp.
0.000%, 08/30/34 —
1,045,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 1,064,510
1,045,000 Rivers Enterprise Lender LLC/Rivers
Enterprise Lender Corp.*
6.250%, 10/15/30 1,061,386
588,750 Saks Global Enterprises LLC*@
0.000%, 12/15/29 1,564
253,340 SGUS LLC*@
0.000%, 12/15/29 8,208
955,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 922,148
1,565,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 1,546,110
810,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 778,305
522,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 532,837
648,000 Sonic Automotive, Inc.*
4.625%, 11/15/29 636,971
721,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 720,373

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
780,000 Staples, Inc.*
10.750%, 09/01/29 $ 767,099
1,285,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 1,211,909
1,050,000 STL Holding Co. LLC*
8.750%, 02/15/29 1,106,290
653,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 670,618
131,000 United Airlines Holdings, Inc.††
5.375%, 03/01/31 132,377
260,000 Viking Cruises Ltd.*
9.125%, 07/15/31 277,378
522,000 Voyager Parent LLC*
9.250%, 07/01/32 555,361
1,045,000 Whirlpool Corp.^
6.500%, 06/15/33 1,031,593
550,000 William Carter Co.*
7.375%, 02/15/31 569,245
1,025,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 1,051,014
68,647,859
Consumer Staples (2.3%)
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
780,000 5.875%, 02/15/28 781,630
131,000 5.750%, 03/31/34 128,894
131,000 5.500%, 03/31/31 131,583
1,750,000 4.625%, 01/15/27 1,750,210
1,037,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 1,093,195
975,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 1,003,636
1,100,000 BioMarin Pharmaceutical, Inc.*††
5.500%, 02/15/34 1,104,873
Brink's Co.*
525,000 6.750%, 06/15/32 547,034
525,000 6.500%, 06/15/29 542,115
1,191,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 1,125,864
1,045,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 1,032,993
1,188,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 1,140,504
Energizer Holdings, Inc.*
522,000 6.000%, 09/15/33^ 501,762
1,185,000 4.375%, 03/31/29 1,138,998
MPH Acquisition Holdings LLC*
879,125 6.750%, 03/31/31 751,335
429,160 5.750%, 12/31/30 368,631
672,000 New Albertsons LP
7.750%, 06/15/26 679,580
Performance Food Group, Inc.*
261,000 6.125%, 09/15/32 268,587
1,043,000 4.250%, 08/01/29 1,022,025
775,000 Pilgrim's Pride Corp.
4.250%, 04/15/31 755,951
PRINCIPAL
AMOUNT a a VALUE a
Post Holdings, Inc.*
918,000 6.375%, 03/01/33 $ 926,161
1,050,000 6.250%, 02/15/32 1,079,757
986,000 Prestige Brands, Inc.*
3.750%, 04/01/31 923,853
1,212,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 1,262,637
855,000 United Natural Foods, Inc.*
6.750%, 10/15/28 857,377
784,000 United Rentals North America, Inc.*
5.375%, 11/15/33 783,859
21,703,044
Energy (4.8%)
784,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 783,773
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
1,045,000 6.625%, 10/15/32 1,084,689
820,000 6.625%, 07/15/33 849,487
Buckeye Partners LP
392,000 6.875%, 07/01/29* 408,166
787,000 6.750%, 02/01/30* 824,705
545,000 5.850%, 11/15/43 510,245
785,000 Continental Resources, Inc.
4.900%, 06/01/44 635,442
785,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 759,409
Enbridge, Inc.‡
790,000 7.375%, 03/15/55^ , 5 yr. CMT
+ 3.122% 839,336
530,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 564,678
Energy Transfer LP‡
970,000 7.133%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 973,143
520,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 537,404
764,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 767,782
Genesis Energy LP/Genesis Energy
Finance Corp.
765,000 8.875%, 04/15/30 805,583
525,000 8.000%, 05/15/33 548,520
995,000 Gulfport Energy Operating Corp.*
6.750%, 09/01/29 1,027,736
1,050,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 1,110,155
1,045,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 1,086,424
1,044,000 Matador Resources Co.*
6.500%, 04/15/32 1,063,763
1,410,000 Nabors Industries, Inc.*
7.625%, 11/15/32 1,437,086
780,000 New Fortress Energy, Inc.*
6.500%, 09/30/26 71,323

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,090,000 Oceaneering International, Inc.
6.000%, 02/01/28 $ 1,109,380
650,000 ONEOK, Inc.*µ
6.500%, 09/01/30 697,639
985,000 Permian Resources Operating LLC*
7.000%, 01/15/32 1,032,260
520,000 Phillips 66 Co. Series A^‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 517,904
1,040,000 Plains All American Pipeline LP
Series B‡
8.223%, 03/01/26 , 3 mo. USD
Term SOFR + 4.372% 1,040,759
519,000 SM Energy Co.*
9.625%, 06/15/33 568,014
1,050,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 1,093,176
1,440,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 1,505,995
Sunoco LP*
800,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 825,856
1,565,000 6.625%, 08/15/32 1,615,315
1,045,000 6.250%, 07/01/33 1,075,608
1,045,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 1,064,228
1,020,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 1,010,657
Transocean International Ltd.*
1,570,000 8.500%, 05/15/31 1,598,935
784,000 7.875%, 10/15/32 827,967
Venture Global Calcasieu Pass LLC*
260,000 4.125%, 08/15/31 240,120
260,000 3.875%, 08/15/29 247,172
Venture Global LNG, Inc.*
525,000 9.875%, 02/01/32 556,001
525,000 9.500%, 02/01/29 559,577
2,552,000 9.000%, 09/30/29^‡ , 5 yr. CMT
+ 5.440% 2,249,409
1,300,000 8.375%, 06/01/31 1,330,602
780,000 8.125%, 06/01/28 799,243
548,000 7.000%, 01/15/30^ 551,666
Venture Global Plaquemines LNG
LLC*
1,045,000 6.500%, 01/15/34 1,086,006
780,000 6.500%, 06/15/34 808,743
261,000 6.125%, 12/15/30 268,903
1,045,000 VOC Escrow Ltd.*
5.000%, 02/15/28 1,044,237
1,042,000 WBI Operating LLC*
6.500%, 10/15/33 1,052,430
1,045,000 Weatherford International Ltd.*
6.750%, 10/15/33 1,082,975
PRINCIPAL
AMOUNT a a VALUE a
1,432,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 $ 1,454,640
45,604,266
Financials (5.2%)
871,000 Acrisure LLC/Acrisure Finance, Inc.*
8.250%, 02/01/29 904,290
975,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust^‡
6.950%, 03/10/55 , 5 yr. CMT +
2.720% 1,021,039
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
1,045,000 7.375%, 10/01/32 1,083,372
1,045,000 6.500%, 10/01/31 1,075,807
Ally Financial, Inc.‡
1,433,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 1,426,867
480,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 460,819
1,082,000 AmWINS Group, Inc.*
4.875%, 06/30/29 1,067,869
520,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 530,416
525,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.375%, 02/01/34 531,153
1,045,000 Azorra Finance Ltd.*
7.250%, 01/15/31 1,095,432
1,050,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 1,084,377
1,045,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 1,121,807
Brandywine Operating Partnership
LP
525,000 8.875%, 04/12/29 564,364
1,042,000 6.125%, 01/15/31 1,010,490
1,304,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 1,339,834
1,819,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 1,811,760
807,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 796,695
1,050,000 Burford Capital Global Finance
LLC*
7.500%, 07/15/33 1,016,893
520,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 531,690
1,020,000 Corebridge Financial, Inc.^‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 1,039,094

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Credit Acceptance Corp.*
690,000 9.250%, 12/15/28 $ 723,479
464,000 6.625%, 03/15/30 466,287
1,045,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 1,061,626
1,045,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 1,114,095
520,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 543,260
First Citizens BancShares, Inc.‡
260,000 Series B, 7.957%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 265,554
775,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 792,213
GGAM Finance Ltd.*
1,170,000 8.000%, 02/15/27 1,189,083
522,000 5.875%, 03/15/30 531,323
HUB International Ltd.*
785,000 7.375%, 01/31/32 822,955
806,000 5.625%, 12/01/29 805,952
520,000 Huntington Bancshares, Inc. Series
K‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 520,962
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*
720,000 6.625%, 10/15/31 714,089
1,055,000 5.000%, 08/15/28 1,023,571
1,176,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 1,250,053
783,000 MetLife, Inc.
6.400%, 12/15/36 822,612
525,000 Newmark Group, Inc.
7.500%, 01/12/29 560,962
OneMain Finance Corp.
522,000 6.750%, 03/15/32 533,975
1,045,000 6.750%, 09/15/33 1,058,846
522,000 6.500%, 03/15/33 525,174
516,000 Osaic Holdings, Inc. Series JAN*
8.000%, 08/01/33 535,794
985,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 1,015,436
1,305,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 1,369,611
1,050,000 RHP Hotel Properties LP/RHP
Finance Corp.*
6.500%, 04/01/32 1,087,579
Rocket Cos., Inc.*
784,000 6.375%, 08/01/33 814,929
523,000 6.125%, 08/01/30 536,331
PRINCIPAL
AMOUNT a a VALUE a
1,005,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 $ 943,273
1,035,000 Service Properties Trust
8.375%, 06/15/29 1,048,393
1,045,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 1,075,033
257,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 265,458
1,310,000 StoneX Group, Inc.*
7.875%, 03/01/31 1,394,443
1,045,000 TrueNoord Capital DAC*
8.750%, 03/01/30 1,105,014
1,212,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 1,198,632
525,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 511,350
522,000 UWM Holdings LLC*
6.250%, 03/15/31 519,014
525,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 550,415
1,045,000 XHR LP*
6.625%, 05/15/30 1,081,439
49,892,283
Health Care (2.0%)
1,564,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 1,546,014
CHS/Community Health Systems,
Inc.*
628,000 10.875%, 01/15/32 677,907
594,000 6.875%, 04/15/29 546,931
2,075,000 6.125%, 04/01/30 1,713,805
130,000 5.250%, 05/15/30 122,630
DaVita, Inc.*
1,010,000 6.875%, 09/01/32 1,039,825
1,154,000 4.625%, 06/01/30 1,112,514
1,220,000 3.750%, 02/15/31 1,121,827
Embecta Corp.*
260,000 6.750%, 02/15/30 252,998
783,000 5.000%, 02/15/30^ 734,031
Encompass Health Corp.
525,000 4.750%, 02/01/30 522,743
525,000 4.500%, 02/01/28 522,837
588,000 IQVIA, Inc.*
6.250%, 06/01/32 612,179
Medline Borrower LP*
1,557,000 5.250%, 10/01/29 1,560,239
1,295,000 3.875%, 04/01/29 1,267,973
1,900,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 1,726,815
Tenet Healthcare Corp.
1,420,000 6.875%, 11/15/31 1,556,192
784,000 5.500%, 11/15/32* 792,679

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,320,000 Teva Pharmaceutical Finance
Netherlands III BV^
5.125%, 05/09/29 $ 1,335,074
18,765,213
Industrials (3.2%)
1,177,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 1,219,043
1,200,000 ACCO Brands Corp.*^
4.250%, 03/15/29 1,112,076
Arcosa, Inc.*
522,000 6.875%, 08/15/32 550,815
587,000 4.375%, 04/15/29 576,798
Bombardier, Inc.*
520,000 8.750%, 11/15/30 557,154
325,000 7.250%, 07/01/31 345,508
395,000 7.000%, 06/01/32 415,422
263,000 6.750%, 06/15/33 276,650
1,044,000 BWX Technologies, Inc.*
4.125%, 04/15/29 1,025,093
1,630,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 1,689,837
260,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 261,516
235,583 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 237,404
Deluxe Corp.*
260,000 8.125%, 09/15/29 273,276
1,360,000 8.000%, 06/01/29 1,384,194
EnerSys*
500,000 6.625%, 01/15/32 518,395
500,000 4.375%, 12/15/27 497,790
EquipmentShare.com, Inc.*
655,000 8.625%, 05/15/32 700,640
394,000 8.000%, 03/15/33 415,930
Graphic Packaging International
LLC*
675,000 4.750%, 07/15/27 674,352
484,000 3.500%, 03/01/29 462,360
1,141,000 Great Lakes Dredge & Dock Corp.*
5.250%, 06/01/29 1,123,885
Herc Holdings, Inc.*
522,000 7.250%, 06/15/33 552,809
522,000 7.000%, 06/15/30 548,074
525,000 6.625%, 06/15/29 543,632
788,000 JELD-WEN, Inc.*^
7.000%, 09/01/32 499,111
1,690,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 1,681,753
650,000 Moog, Inc.*
4.250%, 12/15/27 647,140
1,040,000 Novelis Corp.*
4.750%, 01/30/30 1,009,112
1,045,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 1,084,167
Sealed Air Corp.*
265,000 6.500%, 07/15/32 275,566
261,000 5.000%, 04/15/29 262,926
PRINCIPAL
AMOUNT a a VALUE a
Sealed Air Corp./Sealed Air Corp.
U.S.*
260,000 7.250%, 02/15/31 $ 271,268
809,000 6.125%, 02/01/28 822,138
248,000 Sensata Technologies BV*
4.000%, 04/15/29 242,901
519,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 487,180
Standard Building Solutions, Inc.*
265,000 6.500%, 08/15/32 273,530
784,000 6.250%, 08/01/33 801,671
1,045,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 1,104,659
TransDigm, Inc.*
390,000 7.125%, 12/01/31 409,094
1,125,000 6.875%, 12/15/30 1,172,486
790,000 6.750%, 08/15/28 804,346
254,000 6.625%, 03/01/32 263,350
227,967 United Airlines Pass-Through Trust
Series 2019-2, Class B
3.500%, 05/01/28 222,510
782,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 807,673
Williams Scotsman, Inc.*
390,000 6.625%, 06/15/29 403,486
604,000 4.625%, 08/15/28 602,309
30,111,029
Information Technology (1.5%)
Block, Inc.*
261,000 6.000%, 08/15/33 266,659
520,000 5.625%, 08/15/30 529,693
522,000 CACI International, Inc.*
6.375%, 06/15/33 542,812
788,000 Cloud Software Group, Inc.*^
6.625%, 08/15/33 756,086
604,000 Coherent Corp.*
5.000%, 12/15/29 602,254
94,000 Dell International LLC/EMC Corp.µ
6.020%, 06/15/26 94,307
Fair Isaac Corp.*
392,000 6.000%, 05/15/33 399,354
520,000 4.000%, 06/15/28 511,716
1,130,000 KBR, Inc.*
4.750%, 09/30/28 1,117,073
771,000 ON Semiconductor Corp.*
3.875%, 09/01/28 755,649
525,000 Open Text Corp.*
6.900%, 12/01/27 542,414
Open Text Holdings, Inc.*
260,000 4.125%, 02/15/30 241,808
651,000 4.125%, 12/01/31 585,555
1,450,000 TTM Technologies, Inc.*
4.000%, 03/01/29 1,409,647
Twilio, Inc.
259,000 3.875%, 03/15/31 245,071
725,000 3.625%, 03/15/29 696,007
659,000 UKG, Inc.*
6.875%, 02/01/31 659,316

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,555,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 $ 1,484,947
1,466,462 Wolfspeed, Inc.
7.000%, 06/15/31 1,197,880
1,050,000 Zebra Technologies Corp.*
6.500%, 06/01/32 1,083,800
940,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 859,668
14,581,716
Materials (2.0%)
1,045,000 Avient Corp.*
6.250%, 11/01/31 1,074,897
1,045,000 Capstone Copper Corp.*
6.750%, 03/31/33 1,084,929
Celanese U.S. Holdings LLC
520,000 7.379%, 07/15/32 543,182
522,000 7.375%, 02/15/34^ 531,970
1,050,000 Century Aluminum Co.*
6.875%, 08/01/32 1,088,839
888,000 Chemours Co.*^
8.000%, 01/15/33 890,975
1,900,000 Clearwater Paper Corp.*
4.750%, 08/15/28 1,806,140
425,000 Constellium SE*
6.375%, 08/15/32 439,790
1,855,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 1,495,724
1,045,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 1,091,461
1,044,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 1,053,824
1,040,000 Knife River Corp.*
7.750%, 05/01/31 1,084,918
Mercer International, Inc.^
459,000 12.875%, 10/01/28* 337,163
1,107,000 5.125%, 02/01/29 688,355
1,045,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 1,079,778
1,194,000 Silgan Holdings, Inc.
4.125%, 02/01/28 1,184,018
1,045,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 1,051,166
1,045,000 Terex Corp.*
6.250%, 10/15/32 1,071,177
449,246 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*
7.625%, 05/03/29 11,496
1,040,000 WR Grace Holdings LLC*
6.625%, 08/15/32 1,035,559
18,645,361
Other (1.7%)
760,000 1261229 BC Ltd.*
10.000%, 04/15/32 780,801
1,030,000 Alumina Pty. Ltd.*
6.375%, 09/15/32 1,071,643
PRINCIPAL
AMOUNT a a VALUE a
828,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.000%, 12/31/32 $ 866,096
407,527 Claritev Corp. Series B*
6.750%, 03/31/31 320,447
1,045,000 DBR Land Holdings LLC*
6.250%, 12/01/30 1,071,261
EchoStar Corp.
1,853,550 10.750%, 11/30/29 2,033,289
1,099,886 6.750%, 11/30/30 1,119,255
1,045,000 Enerflex, Inc.*
6.875%, 01/15/31 1,081,491
475,000 Gen Digital, Inc.*
6.750%, 09/30/27 479,802
275,000 Genmab AS/Genmab Finance LLC*
6.250%, 12/15/32 282,373
522,000 Graham Holdings Co.*
5.625%, 12/01/33 526,782
965,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 1,011,166
788,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 821,726
1,045,000 New Gold, Inc.*
6.875%, 04/01/32 1,112,058
520,000 Reinsurance Group of America,
Inc.‡
6.650%, 09/15/55 , 5 yr. CMT +
2.392% 536,978
1,045,000 Rfna LP*
7.875%, 02/15/30 1,053,569
1,045,000 SM Energy Co.*^
7.000%, 08/01/32 1,048,302
522,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 545,213
15,762,252
Real Estate (0.2%)
522,000 Forestar Group, Inc.*
6.500%, 03/15/33 534,779
650,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 636,844
787,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 766,931
1,938,554
Special Purpose Acquisition Companies (0.2%)
263,000 Clydesdale Acquisition Holdings,
Inc.*
6.750%, 04/15/32 265,401
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
1,565,000 6.750%, 01/15/30 1,479,927
524,000 4.625%, 01/15/29 507,431
2,252,759

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Utilities (0.6%)
525,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% $ 539,238
520,000 Dominion Energy, Inc.^‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 535,132
1,025,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 1,072,212
820,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 858,548
770,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 792,091
780,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 812,815
379,000 PPL Capital Funding, Inc. Series A‡
6.612%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 375,786
Vistra Corp.*‡
270,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 275,262
525,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 533,075
5,794,159
TOTAL CORPORATE BONDS
(Cost $331,625,660)
326,179,722
U.S. GOVERNMENT AND AGENCY SECURITY (0.1%)
Other (0.1%)
650,000 Farm Credit Bank of Texas‡
7.000%, 09/15/30 , 5 yr. CMT +
3.010%
(Cost $655,157) 675,408
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (1.5%)
Communication Services (0.0%)
17,927 Audacy, Inc.# 89,635
7,383 Cumulus Media, Inc. - Class A# 591
21,970 Optimum Communications, Inc. -
Class A#^ 33,614
123,840
Consumer Discretionary (0.0%)
1,568 Rite Aid Corp.# 1,568
Energy (0.3%)
4,350 Cheniere Energy Partners LP 245,296
61,575 Energy Transfer LP 1,136,059
28,485 Enterprise Products Partners LP 945,417
7,238 EP Energy Corp.# 11,762
2,338,534
NUMBER OF
SHARES b b VALUE b
Industrials (0.0%)
11,791 Ardagh Holdings SA# $ 92,594
Information Technology (0.2%)
121,382 Wolfspeed, Inc.# 1,900,842
Utilities (1.0%)
110,677 NextEra Energy, Inc.µ 9,728,508
TOTAL COMMON STOCKS
(Cost $22,324,725)
14,185,886
CONVERTIBLE PREFERRED STOCKS (12.9%)
Financials (3.5%)
89,885
Apollo Global Management, Inc.
6.750%, 07/31/26 6,235,322
177,785
ARES Management Corp.
6.750%, 10/01/27 8,503,457
8,775
Bank of America Corp.^‡‡
7.250% 10,933,650
165,210
KKR & Co., Inc.^
6.250%, 03/01/28 8,085,377
33,757,806
Health Care (0.5%)
13,980
Bruker Corp.
6.375%, 09/01/28#
4,848,963
Industrials (4.0%)
433,055
Boeing Co.
6.000%, 10/15/27 32,357,870
87,620
QXO, Inc.
5.500%, 05/15/28 5,550,727
37,908,597
Information Technology (1.7%)
80,120
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 4,852,869
162,310
Microchip Technology, Inc.
7.500%, 03/15/28 10,848,800
15,701,669
Materials (1.0%)
143,115
Albemarle Corp.
7.250%, 03/01/27
9,923,594
Utilities (2.2%)
91,805
NextEra Energy, Inc.
7.299%, 06/01/27 5,092,423
300,000
Southern Co.#
7.125%, 12/15/28 15,375,000
20,467,423
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $116,747,197)
122,608,052

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
PREFERRED STOCKS (0.1%)
Communication Services (0.1%)
27,800
Qwest Corp.
6.500%, 09/01/56 $ 532,648
8,366
Telephone & Data Systems, Inc.
6.625%, 03/31/26 185,140
T-Mobile USA, Inc.µ
7,072 5.500%, 03/01/70 161,878
808 5.500%, 06/01/70 18,527
8,665 6.250%, 09/01/69# 217,925
1,116,118
TOTAL PREFERRED STOCKS
(Cost $1,008,244)
1,116,118
WARRANTS (0.0%)#
Communication Services (0.0%)
545 Audacy Capital Corp.
09/30/28, Strike $1.00 —
3,271 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
47,202 Mcdermott International Ltd.
06/30/27, Strike $12.33 5
52,447 Mcdermott International Ltd.
06/30/27, Strike $15.98 5
10
TOTAL WARRANTS
(Cost $20,125)
10
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.1%)#
Information Technology (0.0%)
75
3,227,175
Microsoft Corp. Call, 05/15/26,
Strike $540.00 21,563
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Other (0.1%)
1,650
114,175,050
SPDR® S&P 500® ETF Trust Put,
03/20/26, Strike $675.00 $ 1,545,225
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $1,875,319)
1,566,788
TOTAL INVESTMENTS (145.9%)
(Cost $1,315,411,197)
1,387,591,225
LIABILITIES, LESS OTHER ASSETS (-45.9%)
(436,631,423)
NET ASSETS (100.0%) $ 950,959,802
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at January 31,
2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
@ In default status and considered non-income producing.
^ Security, or portion of security, is on loan.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $436,589,063.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†† When-issued security.
# Non-income producing security.
‡‡ Perpetual maturity.
ABBREVIATION
SOFR Secured Overnight Financing Rate
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

Calamos Convertible and High Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 831,206 $ — $ 831,206
Bank Loans 75 — 58,687,308 — 58,687,308
Convertible Bonds 97 — 861,740,727 — 861,740,727
Corporate Bonds 411 — 326,179,722 — 326,179,722
U.S. Government and Agency Security 1 — 675,408 — 675,408
Common Stocks 11 14,185,886 — — 14,185,886
Convertible Preferred Stocks 12 122,608,052 — — 122,608,052
Preferred Stocks 5 1,116,118 — — 1,116,118
Warrants 4 10 — — 10
Exchange-Traded Purchased Options 2 1,566,788 — — 1,566,788
Total $ 139,476,854 $ 1,248,114,371 $ — $ 1,387,591,225

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.0%)
Other (0.0%)
145,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $139,602) $ 141,794
BANK LOANS (3.3%)i
Airlines (0.0%)
111,309
United Airlines, Inc.‡
2024 1st Lien Term Loan B,
5.673%, 02/22/31 1 mo. USD
Term SOFR + 2.000% 111,633
Communication Services (0.4%)
143,035
Altice France SA‡
2025 USD Term Loan B14,
10.547%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 145,478
74,228
Audacy Capital Corp.‡
2024 Term Loan B,
9.786%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 56,305
8,328
Audacy Capital Corp.‡
2024 Term Loan A,
10.786%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 8,276
88,869
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.922%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 88,731
110,330
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.786%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 110,586
15,226
DirecTV Financing LLC‡
Term Loan,
8.928%, 08/02/27 3 mo. USD
Term SOFR + 5.000% 15,269
67,582
DirecTV Financing LLC‡
2024 Term Loan,
9.178%, 08/02/29 3 mo. USD
Term SOFR + 5.250% 67,775
3,605
Gray Television, Inc.‡
2024 Term Loan B,
8.950%, 06/04/29 1 mo. USD
Term SOFR + 5.250% 3,611
45,000
iHeartCommunications, Inc.!
2024 Term Loan,
0.000%, 05/01/29 41,300
159,597
iHeartCommunications, Inc.‡
2024 Term Loan,
9.561%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 146,474
185,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.922%, 03/29/32 1 mo. USD
Term SOFR + 3.250% 185,509
PRINCIPAL
AMOUNT a a VALUE a
99,250
Sinclair Television Group, Inc.‡
2025 Term Loan B6,
7.234%, 12/31/29 1 mo. USD
Term SOFR + 3.300% $ 86,099
112,236
TripAdvisor, Inc.‡
Term Loan,
6.422%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 109,326
180,000
Versant Media Group, Inc.‡
Term Loan B,
7.161%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 180,225
1,244,964
Consumer Discretionary (0.7%)
104,213
American Airlines, Inc.‡
2025 Term Loan B,
6.918%, 05/28/32 3 mo. USD
Term SOFR + 3.250% 104,538
190,000
American Axle & Manufacturing,
Inc.!
2025 Incremental Term Loan C,
0.000%, 02/24/32 190,713
190,000
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.922%, 09/12/32 3 mo. USD
Term SOFR + 3.250% 190,594
90,000
Boots Group Bidco Ltd.‡
USD Term Loan,
7.206%, 08/30/32 3 mo. USD
Term SOFR + 3.500% 90,431
110,615
Caesars Entertainment, Inc.‡
Term Loan B,
5.922%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 110,166
113,850
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.667%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 91,056
149,625
Clarios Global LP‡
2025 USD Term Loan B,
6.422%, 01/28/32 1 mo. USD
Term SOFR + 2.750% 150,045
188,105
Life Time Fitness, Inc.‡
2025 Term Loan,
5.688%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 189,065
149,278
Light & Wonder International, Inc.‡
2026 Term Loan B,
5.671%, 04/16/29 1 mo. USD
Term SOFR + 2.000% 149,278
78,800
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.172%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 79,859
182,500
PetSmart, Inc.‡
2025 USD Term Loan B,
7.671%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 182,660

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
176,850
Station Casinos LLC‡
2024 Term Loan B,
5.672%, 03/14/31 1 mo. USD
Term SOFR + 2.000% $ 177,215
190,000
Voyager Parent LLC!
Repriced Term Loan B,
0.000%, 07/01/32 190,012
190,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.411%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 190,218
181,213
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.422%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 181,893
2,267,743
Consumer Staples (0.6%)
202,293
Amneal Pharmaceuticals LLC‡
2025 Term Loan B,
7.172%, 08/01/32 1 mo. USD
Term SOFR + 3.500% 203,305
99,500
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.172%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 99,500
138,250
B&G Foods, Inc.‡
2024 Term Loan B,
7.172%, 10/10/29 1 mo. USD
Term SOFR + 3.500% 131,914
209,125
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.422%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 210,954
70,000
Bausch Health Cos., Inc.!
2025 Term Loan B,
0.000%, 10/08/30 68,426
201,985
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.922%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 197,440
16,889
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.417%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 16,882
184,538
Opal Bidco SAS‡
USD Term Loan B4,
6.686%, 04/28/32 3 mo. USD
Term SOFR + 3.000% 184,750
231,134
Star Parent, Inc.‡
Term Loan B,
7.672%, 09/27/30 3 mo. USD
Term SOFR + 4.000% 231,547
189,050
Team Health Holdings, Inc.‡
2025 Term Loan B,
8.167%, 06/30/28 3 mo. USD
Term SOFR + 4.500% 189,538
85,121
United Natural Foods, Inc.‡
2024 Term Loan,
8.422%, 05/01/31 1 mo. USD
Term SOFR + 4.750% 85,776
PRINCIPAL
AMOUNT a a VALUE a
143,606
Veritiv Corp.‡
Term Loan B,
7.672%, 12/02/30 3 mo. USD
Term SOFR + 4.000% $ 140,931
1,760,963
Energy (0.1%)
143,280
New Fortress Energy, Inc.@‡
2025 Incremental Term Loan B,
9.238%, 10/30/28 3 mo. USD
Term SOFR + 5.500% 57,455
277,833
Par Petroleum LLC‡
2025 Term Loan B,
6.955%, 02/28/30 3 mo. USD
Term SOFR + 3.250% 278,817
336,272
Financials (0.4%)
139,300
Acrisure LLC‡
2025 Term Loan B,
6.922%, 06/21/32 1 mo. USD
Term SOFR + 3.250% 139,445
180,000
Advisor Group, Inc.‡
2025 Term Loan,
6.595%, 07/30/32 6 mo. USD
Term SOFR + 3.000% 178,921
132,653
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.169%, 12/29/31 3 mo. USD
Term SOFR + 2.500% 132,115
9,712
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.172%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 9,671
108,460
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.175%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 108,009
237,600
Dragon Buyer, Inc.‡
Term Loan B,
6.422%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 234,483
151,217
HUB International Ltd.‡
2025 Term Loan B,
5.920%, 06/20/30 3 mo. USD
Term SOFR + 2.250% 151,409
137,200
Iron Mountain, Inc.‡
2023 Term Loan B,
5.672%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 136,299
138,665
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.922%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 139,224
1,229,576
Health Care (0.1%)
204,672
Padagis LLC‡
Term Loan B,
8.658%, 07/06/28 3 mo. USD
Term SOFR + 4.750% 187,787

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Industrials (0.5%)
179,050
ACProducts, Inc.‡
2021 Term Loan B,
8.184%, 05/17/28 3 mo. USD
Term SOFR + 4.250% $ 154,182
189,525
Blackfin Pipeline LLC‡
Term Loan B,
6.672%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 191,025
184,300
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.422%, 09/08/32 1 mo. USD
Term SOFR + 2.750% 184,394
135,000
Columbus McKinnon Corp.!
2026 Term Loan B,
0.000%, 01/21/33 134,325
252,740
EMRLD Borrower LP‡
2024 Term Loan B,
6.122%, 08/04/31 6 mo. USD
Term SOFR + 2.250% 252,734
182,234
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.422%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 182,474
183,613
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.922%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 183,808
373,857
TransDigm, Inc.‡
2023 Term Loan J,
6.172%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 374,105
1,657,047
Information Technology (0.3%)
238,772
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.822%, 07/30/31 3 mo. USD
Term SOFR + 3.000% 230,415
222,600
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.422%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 205,905
75,214
Coherent Corp.‡
2025 Term Loan B2,
5.422%, 07/02/29 1 mo. USD
Term SOFR + 1.750% 75,590
277,900
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.422%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 266,351
142,862
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.672%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 143,024
98,753
UKG, Inc.‡
2024 Term Loan B,
6.167%, 02/10/31 3 mo. USD
Term SOFR + 2.500% 96,510
1,017,795
PRINCIPAL
AMOUNT a a VALUE a
Materials (0.1%)
294,880
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.922%, 02/18/30 1 mo. USD
Term SOFR + 3.250% $ 213,788
131,445
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.584%, 05/03/28 3 mo. USD
Term SOFR + 2.500% 14,600
228,388
Other (0.1%)
75,000
Connect Finco SARL!
2024 Extended Term Loan B,
0.000%, 09/27/29 74,906
139,645
Connect Finco SARL‡
2024 Extended Term Loan B,
8.172%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 139,470
95,000
Windstream Services LLC‡
2024 Term Loan B,
8.522%, 10/01/31 1 mo. USD
Term SOFR + 4.750% 95,831
310,207
Special Purpose Acquisition Companies (0.0%)
81,333
Clydesdale Acquisition Holdings,
Inc.‡
Term Loan B,
6.847%, 04/13/29 1 mo. USD
Term SOFR + 3.175% 81,062
TOTAL BANK LOANS
(Cost $10,799,011)
10,433,437
CORPORATE BONDS (34.3%)
Airlines (0.2%)
136,813 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*µ
4.800%, 08/15/27 137,429
153,440 American Airlines Pass-Through
Trust Series 2021-1, Class B
3.950%, 07/11/30 147,858
135,334 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 09/15/31 130,560
143,014 JetBlue Pass-Through Trust Series
2020-1, Class B
7.750%, 11/15/28 143,640
559,487
Basic Materials (0.0%)
50,000 WR Grace Holdings LLC*µ
7.000%, 08/01/33 50,106
Communication Services (2.2%)
267,947 Altice France SA*µ
6.875%, 07/15/32 261,787
225,000 APi Group DE, Inc.*µ
4.750%, 10/15/29 221,231

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
380,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% $ 398,430
162,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 163,664
Clear Channel Outdoor Holdings,
Inc.*µ
90,000 7.875%, 04/01/30 94,757
105,000 7.500%, 03/15/33 111,644
CSC Holdings LLC*
200,000 4.625%, 12/01/30 74,730
350,000 4.500%, 11/15/31 211,942
71,000 Directv Financing LLC*µ
8.875%, 02/01/30 71,983
Directv Financing LLC/Directv
Financing Co-Obligor, Inc.*µ
95,000 10.000%, 02/15/31 97,919
72,000 5.875%, 08/15/27 72,408
95,000 EW Scripps Co.*µ
9.875%, 08/15/30 94,667
290,000 Frontier California, Inc. Series Fµ
6.750%, 05/15/27 297,465
48,000 Frontier Communications Holdings
LLC*µ
8.750%, 05/15/30 49,518
292,000 Frontier Florida LLC Series Eµ
6.860%, 02/01/28 302,559
280,000 Frontier North, Inc. Series Gµ
6.730%, 02/15/28 288,551
165,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*µ
3.500%, 03/01/29 157,026
Gray Media, Inc.*µ
95,000 7.250%, 08/15/33 97,314
100,000 5.375%, 11/15/31 74,379
185,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 175,232
48,000 Level 3 Financing, Inc.*µ
7.000%, 03/31/34 49,766
Lumen Technologies, Inc.µ
132,750 10.000%, 10/15/32* 132,750
113,000 Series P, 7.600%, 09/15/39 111,665
Paramount Global
291,000 6.375%, 03/30/62‡ , 5 yr. CMT +
3.999% 273,779
180,000 4.900%, 08/15/44~ 128,223
Rogers Communications, Inc.‡
470,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 493,481
285,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 295,385
320,000 5.250%, 03/15/82*~ , 5 yr. CMT
+ 3.590% 319,594
Scripps Escrow II, Inc.*µ
48,000 5.375%, 01/15/31 35,830
95,000 3.875%, 01/15/29 87,899
95,000 Sinclair Television Group, Inc.*µ
8.125%, 02/15/33 98,322
PRINCIPAL
AMOUNT a a VALUE a
Sirius XM Radio LLC*
100,000 5.500%, 07/01/29 $ 100,543
233,000 3.875%, 09/01/31^~ 213,041
90,000 3.125%, 09/01/26~ 89,488
TELUS Corp.‡
170,000 7.000%, 10/15/55 , 5 yr. CMT +
2.709% 177,859
255,000 6.625%, 10/15/55 , 5 yr. CMT +
2.769% 260,687
Time Warner Cable LLC
70,000 7.300%, 07/01/38~ 74,560
100,000 6.550%, 05/01/37 101,294
82,000 T-Mobile USA, Inc.µ
6.700%, 12/15/33 91,587
Univision Communications, Inc.*µ
95,000 8.500%, 07/31/31 99,223
90,000 8.000%, 08/15/28 92,954
265,000 Vodafone Group PLC~‡
7.000%, 04/04/79 , 5 yr. USD
Swap + 4.873% 279,654
Warnermedia Holdings, Inc.
90,000 5.050%, 03/15/42 63,728
45,000 4.279%, 03/15/32 39,623
7,028,141
Communications (0.1%)
240,000 CCO Holdings LLC/CCO Holdings
Capital Corp.*^
4.250%, 01/15/34 202,886
Consumer Discretionary (4.1%)
280,000 Adams Homes, Inc.*µ
9.250%, 10/15/28 292,496
Adient Global Holdings Ltd.*µ
155,000 8.250%, 04/15/31 162,524
95,000 7.500%, 02/15/33 98,757
Advance Auto Parts, Inc.*
48,000 7.375%, 08/01/33 48,685
85,000 7.000%, 08/01/30 86,397
140,000 American Axle & Manufacturing,
Inc.*µ
7.750%, 10/15/33 144,056
Ashton Woods USA LLC/Ashton
Woods Finance Co.*µ
95,000 6.875%, 08/01/33 95,900
167,000 4.625%, 08/01/29 160,140
Bath & Body Works, Inc.µ
100,000 6.875%, 11/01/35 101,245
254,000 6.694%, 01/15/27 257,978
125,000 6.625%, 10/01/30* 128,024
200,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 198,858
Caesars Entertainment, Inc.*
163,000 6.000%, 10/15/32^ 158,643
118,000 4.625%, 10/15/29~ 113,340
Carnival Corp.*µ
190,000 6.125%, 02/15/33 195,575
89,000 4.000%, 08/01/28 88,149

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CCO Holdings LLC/CCO Holdings
Capital Corp.*
220,000 6.375%, 09/01/29~ $ 222,468
57,000 5.125%, 05/01/27 57,098
185,000 4.750%, 03/01/30 177,049
96,000 4.750%, 02/01/32~ 87,803
190,000 4.500%, 08/15/30 178,969
186,000 4.250%, 02/01/31~ 170,499
190,000 Century Communities, Inc.*
6.625%, 09/15/33 192,668
Churchill Downs, Inc.*
92,000 6.750%, 05/01/31 94,943
96,000 5.750%, 04/01/30~ 96,612
143,000 Clarios Global LP/Clarios U.S.
Finance Co.*µ
6.750%, 09/15/32 148,241
102,000 Dana, Inc.µ
4.500%, 02/15/32 96,933
DISH DBS Corp.µ
72,000 7.375%, 07/01/28 69,193
88,000 5.125%, 06/01/29 77,975
186,000 DISH Network Corp.*µ
11.750%, 11/15/27 192,521
200,000 Empire Resorts, Inc.*µ
7.750%, 11/01/26 198,858
200,000 Flutter Treasury DAC*
5.875%, 06/04/31 203,334
190,000 Ford Motor Co.
6.100%, 08/19/32 197,760
Ford Motor Credit Co. LLC~
235,000 7.200%, 06/10/30 252,851
300,000 4.000%, 11/13/30 285,453
90,000 General Motors Co.~
5.200%, 04/01/45 81,302
General Motors Financial Co., Inc.‡
293,000 Series B, 6.500%, 09/30/28^ , 3
mo. USD LIBOR + 3.436% 297,618
690,000 Series C, 5.700%, 09/30/30~ , 5
yr. CMT + 4.997% 693,188
goeasy Ltd.*
161,000 7.625%, 07/01/29 159,615
190,000 6.875%, 02/15/31 178,752
Goodyear Tire & Rubber Co.µ
272,000 5.625%, 04/30/33^ 259,866
100,000 5.250%, 07/15/31 95,371
Group 1 Automotive, Inc.*µ
115,000 6.375%, 01/15/30 118,238
79,000 4.000%, 08/15/28 77,433
358,709 Guitar Center, Inc.‡
12.000%, 08/19/32 107,613
31,406 JetBlue Pass-Through Trust Series
2019-1, Class B
8.000%, 05/15/29 31,587
91,000 Kohl's Corp.
5.550%, 07/17/45 61,787
190,000 Liberty Interactive LLC
8.250%, 02/01/30 13,119
190,000 Life Time, Inc.*µ
6.000%, 11/15/31 194,874
PRINCIPAL
AMOUNT a a VALUE a
143,000 Light & Wonder International,
Inc.*µ
6.250%, 10/01/33 $ 145,121
185,000 Lindblad Expeditions LLC*µ
7.000%, 09/15/30 193,216
90,000 Lithia Motors, Inc.*
5.500%, 10/01/30 90,698
125,000 M/I Homes, Inc.
3.950%, 02/15/30 120,344
Macy's Retail Holdings LLC
135,000 6.700%, 07/15/34* 131,229
230,000 4.300%, 02/15/43 166,465
370,000 MGM Resorts International^
6.500%, 04/15/32 378,972
242,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*~
4.875%, 05/01/29 237,811
NCL Corp. Ltd.*µ
95,000 6.750%, 02/01/32 97,442
107,000 6.250%, 09/15/33 107,691
90,000 5.875%, 01/15/31 90,299
Newell Brands, Inc.
95,000 8.500%, 06/01/28* 99,717
95,000 6.625%, 05/15/32^ 93,190
90,000 6.375%, 05/15/30^ 89,117
190,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 189,713
Patrick Industries, Inc.*µ
95,000 6.375%, 11/01/32 97,328
170,000 4.750%, 05/01/29 168,414
215,000 Penn Entertainment, Inc.*^µ
4.125%, 07/01/29 199,797
190,000 Premier Entertainment Sub LLC/
Premier Entertainment Finance
Corp.*^
5.625%, 09/01/29 140,590
95,000 QVC, Inc.
5.450%, 08/15/34 37,185
20,067 Rite Aid Corp.
0.000%, 08/30/34 —
190,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*µ
6.625%, 02/01/33 193,547
190,000 Rivers Enterprise Lender LLC/Rivers
Enterprise Lender Corp.*µ
6.250%, 10/15/30 192,979
105,000 Saks Global Enterprises LLC*@
0.000%, 12/15/29 279
45,181 SGUS LLC*@
0.000%, 12/15/29 1,464
175,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*µ
4.625%, 03/01/29 168,980
275,000 Six Flags Entertainment Corp.*^~
7.250%, 05/15/31 271,681

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
115,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.µ
5.250%, 07/15/29 $ 110,500
95,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*µ
8.625%, 01/15/32 96,972
117,000 Sonic Automotive, Inc.*µ
4.625%, 11/15/29 115,009
141,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*µ
4.875%, 11/01/27 140,877
140,000 Staples, Inc.*µ
10.750%, 09/01/29 137,684
235,000 Starz Capital Holdings 1, Inc.*µ
6.000%, 04/15/30 221,633
185,000 STL Holding Co. LLC*µ
8.750%, 02/15/29 194,918
119,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 122,211
24,000 United Airlines Holdings, Inc.††
5.375%, 03/01/31 24,252
45,000 Viking Cruises Ltd.*µ
9.125%, 07/15/31 48,008
95,000 Voyager Parent LLC*µ
9.250%, 07/01/32 101,071
190,000 Whirlpool Corp.^
6.500%, 06/15/33 187,562
90,000 William Carter Co.*
7.375%, 02/15/31 93,149
180,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 184,568
13,184,041
Consumer Staples (1.4%)
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons
LLC*µ
145,000 5.875%, 02/15/28 145,303
24,000 5.750%, 03/31/34 23,614
24,000 5.500%, 03/31/31 24,107
315,000 4.625%, 01/15/27 315,038
185,000 Amneal Pharmaceuticals LLC*µ
6.875%, 08/01/32 195,025
172,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*µ
8.375%, 06/15/32 177,052
200,000 BioMarin Pharmaceutical, Inc.*††
5.500%, 02/15/34 200,886
Brink's Co.*µ
92,000 6.750%, 06/15/32 95,861
100,000 6.500%, 06/15/29 103,260
218,000 Central Garden & Pet Co.*µ
4.125%, 04/30/31 206,078
350,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 345,978
213,000 Edgewell Personal Care Co.*µ
4.125%, 04/01/29 204,484
PRINCIPAL
AMOUNT a a VALUE a
Energizer Holdings, Inc.*µ
95,000 6.000%, 09/15/33 $ 91,317
218,000 4.375%, 03/31/29 209,537
655,000 Land O' Lakes, Inc.*
7.000%, 09/18/28 566,523
MPH Acquisition Holdings LLC*µ
163,376 6.750%, 03/31/31 139,628
78,641 5.750%, 12/31/30 67,549
Performance Food Group, Inc.*µ
48,000 6.125%, 09/15/32 49,395
191,000 4.250%, 08/01/29 187,159
140,000 Pilgrim's Pride Corp.
4.250%, 04/15/31 136,559
Post Holdings, Inc.*µ
162,000 6.375%, 03/01/33 163,440
187,000 6.250%, 02/15/32 192,300
182,000 Prestige Brands, Inc.*~
3.750%, 04/01/31 170,528
215,000 RR Donnelley & Sons Co.*µ
9.500%, 08/01/29 223,983
155,000 United Natural Foods, Inc.*µ
6.750%, 10/15/28 155,431
143,000 United Rentals North America, Inc.*
5.375%, 11/15/33 142,974
4,533,009
Energy (4.4%)
143,000 Archrock Services LP/Archrock
Partners Finance Corp.*µ
6.000%, 02/01/34 142,959
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*µ
190,000 6.625%, 10/15/32 197,216
145,000 6.625%, 07/15/33 150,214
Buckeye Partners LP
70,000 6.875%, 07/01/29* 72,887
140,000 6.750%, 02/01/30* 146,707
135,000 5.850%, 11/15/43 126,391
135,000 Continental Resources, Inc.µ
4.900%, 06/01/44 109,280
140,000 Crescent Energy Finance LLC*µ
7.375%, 01/15/33 135,436
Enbridge, Inc.‡
137,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 145,556
680,000 7.375%, 01/15/83~ , 5 yr. CMT
+ 3.708% 702,012
430,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 458,135
820,000 Series 20-A, 5.750%, 07/15/80~ ,
5 yr. CMT + 5.314% 830,152
Energy Transfer LP‡
345,000 8.000%, 05/15/54 , 5 yr. CMT +
4.020% 368,591
125,000 7.133%, 11/01/66~ , 3 mo. USD
Term SOFR + 3.279% 125,405
370,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 382,384
435,000 Series H, 6.500%, 11/15/26~ , 5
yr. CMT + 5.694% 437,153

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Enterprise Products Operating
LLCµ‡
185,000 Series D, 7.099%, 08/16/77 ,
3 mo. USD Term SOFR +
3.248% $ 185,009
135,000 Series E, 5.250%, 08/16/77 ,
3 mo. USD Term SOFR +
3.295% 134,638
Genesis Energy LP/Genesis Energy
Finance Corp.µ
196,000 8.875%, 04/15/30 206,398
95,000 8.000%, 05/15/33 99,256
180,000 Gulfport Energy Operating Corp.*µ
6.750%, 09/01/29 185,922
185,000 Howard Midstream Energy Partners
LLC*µ
7.375%, 07/15/32 195,599
190,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 197,532
180,000 Matador Resources Co.*µ
6.500%, 04/15/32 183,407
250,000 Nabors Industries, Inc.*µ
7.625%, 11/15/32 254,803
140,000 New Fortress Energy, Inc.*
6.500%, 09/30/26 12,802
192,000 Oceaneering International, Inc.µ
6.000%, 02/01/28 195,414
113,000 ONEOK, Inc.*µ
6.500%, 09/01/30 121,282
181,000 Permian Resources Operating
LLC*µ
7.000%, 01/15/32 189,684
Phillips 66 Co.µ‡
160,000 Series B, 6.200%, 03/15/56 , 5 yr.
CMT + 2.166% 160,966
265,000 Series A, 5.875%, 03/15/56 , 5 yr.
CMT + 2.283% 263,932
750,000 Plains All American Pipeline LP
Series B‡
8.223%, 03/01/26 , 3 mo. USD
Term SOFR + 4.372% 750,547
93,000 SM Energy Co.*µ
9.625%, 06/15/33 101,783
South Bow Canadian Infrastructure
Holdings Ltd.‡
660,000 7.625%, 03/01/55 , 5 yr. CMT +
3.949% 687,139
190,000 7.500%, 03/01/55 , 5 yr. CMT +
3.667% 201,159
256,000 Summit Midstream Holdings LLC*µ
8.625%, 10/31/29 267,732
Sunoco LP*µ
610,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 629,715
285,000 6.625%, 08/15/32 294,163
190,000 6.250%, 07/01/33 195,565
190,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*µ
6.750%, 03/15/34 193,496
PRINCIPAL
AMOUNT a a VALUE a
180,000 TGNR Intermediate Holdings LLC*µ
5.500%, 10/15/29 $ 178,351
Transocean International Ltd.*µ
270,000 8.500%, 05/15/31 274,976
143,000 7.875%, 10/15/32 151,019
Venture Global Calcasieu Pass LLC*
45,000 4.125%, 08/15/31~ 41,559
45,000 3.875%, 08/15/29 42,780
Venture Global LNG, Inc.*
90,000 9.875%, 02/01/32~ 95,314
90,000 9.500%, 02/01/29~ 95,927
1,178,000 9.000%, 09/30/29‡ , 5 yr. CMT +
5.440% 1,038,325
230,000 8.375%, 06/01/31~ 235,414
140,000 8.125%, 06/01/28~ 143,454
100,000 7.000%, 01/15/30^ 100,669
Venture Global Plaquemines LNG
LLC*
190,000 6.500%, 01/15/34 197,456
135,000 6.500%, 06/15/34 139,975
48,000 6.125%, 12/15/30 49,453
145,000 VOC Escrow Ltd.*µ
5.000%, 02/15/28 144,894
190,000 WBI Operating LLC*µ
6.500%, 10/15/33 191,902
190,000 Weatherford International Ltd.*
6.750%, 10/15/33 196,905
259,000 Wildfire Intermediate Holdings
LLC*µ
7.500%, 10/15/29 263,095
14,019,889
Financials (12.3%)
150,000 Acrisure LLC/Acrisure Finance,
Inc.*~
8.250%, 02/01/29 155,733
AerCap Ireland Capital DAC/
AerCap Global Aviation Trustµ‡
475,000 6.950%, 03/10/55 , 5 yr. CMT +
2.720% 497,430
330,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 339,422
605,000 Aircastle Ltd. Series A*‡
5.250%, 06/15/26 , 5 yr. CMT +
4.410% 604,316
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*µ
190,000 7.375%, 10/01/32 196,977
190,000 6.500%, 10/01/31 195,601
400,000 Allianz SE*µ‡
5.600%, 09/03/54 , 5 yr. CMT +
2.771% 408,052
360,000 Allstate Corp. Series Bµ‡
7.051%, 08/15/53 , 3 mo. USD
Term SOFR + 3.200% 361,256
Ally Financial, Inc.µ‡
1,171,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 1,165,988
740,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 710,430

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
335,000 American Express Co. Series Dµ‡
3.550%, 09/15/26 , 5 yr. CMT +
2.854% $ 331,499
199,000 AmWINS Group, Inc.*µ
4.875%, 06/30/29 196,401
95,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*µ
7.500%, 07/15/33 96,903
1,263,000 ARES Finance Co. III LLC*µ‡
4.125%, 06/30/51 , 5 yr. CMT +
3.237% 1,248,198
95,000 Asurion LLC & Asurion Co-Issuer,
Inc.*µ
8.375%, 02/01/34 96,113
764,000 AXIS Specialty Finance LLCµ‡
4.900%, 01/15/40 , 5 yr. CMT +
3.186% 744,701
190,000 Azorra Finance Ltd.*µ
7.250%, 01/15/31 199,169
185,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*µ
7.125%, 05/15/31 191,057
Bank of America Corp.‡
675,000 Series OO, 6.625%, 05/01/30 , 5
yr. CMT + 2.684% 701,420
646,000 Series TT, 6.125%, 04/27/27~ , 5
yr. CMT + 3.231% 654,734
150,000 Beacon Funding Trust*^
6.266%, 08/15/54 152,603
190,000 Blackstone Mortgage Trust, Inc.*µ
7.750%, 12/01/29 203,965
480,000 BP Capital Markets PLCµ‡
4.875%, 03/22/30 , 5 yr. CMT +
4.398% 477,389
Brandywine Operating Partnership
LPµ
92,000 8.875%, 04/12/29 98,898
186,000 6.125%, 01/15/31 180,375
237,000 Bread Financial Holdings, Inc.*µ‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 243,513
330,000 Broadstreet Partners Group LLC*µ
5.875%, 04/15/29 328,687
140,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*µ
4.500%, 04/01/27 138,212
200,000 Burford Capital Global Finance
LLC*
7.500%, 07/15/33 193,694
Capital One Financial Corp.‡
505,000 Series O, 5.500%, 10/30/27 ,
3 mo. USD Term SOFR +
3.338% 507,505
1,213,000 Series M, 3.950%, 09/01/26^~ , 5
yr. CMT + 3.157% 1,204,424
Charles Schwab Corp.~‡
170,000 Series I, 4.000%, 06/01/26 , 5 yr.
CMT + 3.168% 169,391
PRINCIPAL
AMOUNT a a VALUE a
338,000 Series H, 4.000%, 12/01/30 , 10
yr. CMT + 3.079% $ 317,294
Citigroup, Inc.‡
350,000 Series AA, 7.625%, 11/15/28 , 5 yr.
CMT + 3.211% 367,482
345,000 Series BB, 7.200%, 05/15/29 , 5 yr.
CMT + 2.905% 358,103
330,000 Series FF, 6.950%, 02/15/30 , 5 yr.
CMT + 2.726% 339,006
425,000 Series GG, 6.875%, 08/15/30 , 5
yr. CMT + 2.890% 434,554
336,000 Series HH, 6.625%, 02/15/31 , 5
yr. CMT + 3.001% 342,014
956,000 Series X, 3.875%, 02/18/26~ , 5
yr. CMT + 3.417% 955,398
830,000 Citizens Financial Group, Inc. Series
G‡
4.000%, 10/06/26 , 5 yr. CMT +
3.215% 826,946
Corebridge Financial, Inc.µ‡
365,000 6.875%, 12/15/52 , 5 yr. CMT +
3.846% 374,808
510,000 6.375%, 09/15/54 , 5 yr. CMT +
2.646% 519,547
Credit Acceptance Corp.*µ
125,000 9.250%, 12/15/28 131,065
85,000 6.625%, 03/15/30 85,419
190,000 CrossCountry Intermediate HoldCo
LLC*µ
6.500%, 10/01/30 193,023
180,000 Cushman & Wakefield U.S.
Borrower LLC*µ
8.875%, 09/01/31 191,902
750,000 Depository Trust & Clearing Corp.
Series D*µ‡
3.375%, 06/20/26 , 5 yr. CMT +
2.606% 745,522
765,000 Enstar Finance LLCµ‡
5.500%, 01/15/42 , 5 yr. CMT +
4.006% 761,274
265,000 Enstar Group Ltd.*µ‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 276,853
First Citizens BancShares, Inc.‡
370,000 Series B, 7.957%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 377,903
775,000 Series D, 7.000%, 12/15/30~ , 5
yr. CMT + 3.301% 792,213
GGAM Finance Ltd.*µ
210,000 8.000%, 02/15/27 213,425
95,000 5.875%, 03/15/30 96,697
Goldman Sachs Group, Inc.‡
180,000 Series X, 7.500%, 05/10/29 , 5 yr.
CMT + 2.809% 190,276
715,000 Series S, 7.186%, 02/10/26 , 5 yr.
CMT + 2.850% 715,551
300,000 6.850%, 02/10/30 , 5 yr. CMT +
2.461% 311,817

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
HUB International Ltd.*µ
137,000 7.375%, 01/31/32 $ 143,624
141,000 5.625%, 12/01/29 140,992
Huntington Bancshares, Inc.‡
254,000 Series K, 6.250%, 10/15/30 , 5 yr.
CMT + 2.653% 254,470
395,000 Series F, 5.625%, 07/15/30 , 10 yr.
CMT + 4.945% 400,929
765,000 Series G, 4.450%, 10/15/27~ , 7
yr. CMT + 4.045% 754,344
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*µ
200,000 6.625%, 10/15/31 198,358
200,000 5.000%, 08/15/28 194,042
1,300,000 JPMorgan Chase & Co. Series KK~‡
3.650%, 06/01/26 , 5 yr. CMT +
2.850% 1,298,505
680,000 KeyCorp Series D~‡
5.000%, 09/15/26 , 3 mo. USD
Term SOFR + 3.868% 678,844
211,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance
Corp.*µ
7.000%, 07/15/31 224,287
1,284,000 Liberty Mutual Group, Inc.*~‡
4.125%, 12/15/51 , 5 yr. CMT +
3.315% 1,273,484
M&T Bank Corp.‡
200,000 Series G, 7.304%, 02/01/26 , 5 yr.
CMT + 3.174% 200,000
200,000 Series F, 5.125%, 11/01/26~ ,
3 mo. USD Term SOFR +
3.782% 199,786
463,000 MetLife, Inc.µ
6.400%, 12/15/36 486,423
95,000 Newmark Group, Inc.µ
7.500%, 01/12/29 101,507
250,000 Northern Trust Corp. Series Dµ‡
4.600%, 10/01/26 , 3 mo. USD
Term SOFR + 3.464% 249,650
OneMain Finance Corp.
95,000 6.750%, 03/15/32 97,179
190,000 6.750%, 09/15/33 192,518
95,000 6.500%, 03/15/33 95,578
93,000 Osaic Holdings, Inc. Series JAN*
8.000%, 08/01/33 96,567
180,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*µ
7.000%, 02/01/30 185,562
938,000 PartnerRe Finance B LLC~‡
4.500%, 10/01/50 , 5 yr. CMT +
3.815% 890,772
PNC Financial Services Group,
Inc.µ‡
360,000 Series V, 6.200%, 09/15/27 , 5 yr.
CMT + 3.238% 365,922
165,000 Series U, 6.000%, 05/15/27~ , 5
yr. CMT + 3.000% 166,328
PRINCIPAL
AMOUNT a a VALUE a
735,000 Series T, 3.400%, 09/15/26 , 5 yr.
CMT + 2.595% $ 724,203
238,000 Provident Funding Associates LP/
PFG Finance Corp.*µ
9.750%, 09/15/29 249,783
185,000 RHP Hotel Properties LP/RHP
Finance Corp.*µ
6.500%, 04/01/32 191,621
Rocket Cos., Inc.*µ
143,000 6.375%, 08/01/33 148,641
96,000 6.125%, 08/01/30 98,447
183,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*~
3.875%, 03/01/31 171,760
200,000 Service Properties Trustµ
8.375%, 06/15/29 202,588
190,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 195,461
340,000 State Street Corp. Series J^‡
6.700%, 09/15/29 , 5 yr. CMT +
2.628% 355,626
45,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 46,481
230,000 StoneX Group, Inc.*µ
7.875%, 03/01/31 244,826
190,000 TrueNoord Capital DAC*µ
8.750%, 03/01/30 200,912
Truist Financial Corp.~‡
530,000 Series N, 6.669%, 03/01/26 , 5 yr.
CMT + 3.003% 531,754
256,000 Series Q, 5.100%, 03/01/30 , 10
yr. CMT + 4.349% 257,992
U.S. Bancorpµ‡
655,000 Series J, 5.300%, 04/15/27~ ,
3 mo. USD Term SOFR +
3.176% 656,487
175,000 Series N, 3.700%, 01/15/27 , 5 yr.
CMT + 2.541% 172,506
221,000 United Wholesale Mortgage LLC*µ
5.500%, 04/15/29 218,562
90,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*~
6.500%, 02/15/29 87,660
95,000 UWM Holdings LLC*
6.250%, 03/15/31 94,457
92,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*µ
7.500%, 06/15/31 96,454
Wells Fargo & Co.~‡
1,215,000 7.625%, 09/15/28 , 5 yr. CMT +
3.606% 1,294,157
1,123,000 Series BB, 3.900%, 03/15/26 , 5 yr.
CMT + 3.453% 1,122,124
190,000 XHR LP*µ
6.625%, 05/15/30 196,625
39,360,946
Health Care (1.1%)
278,000 Acadia Healthcare Co., Inc.*^µ
7.375%, 03/15/33 274,803

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CHS/Community Health Systems,
Inc.*µ
117,850 10.875%, 01/15/32 $ 127,216
108,000 6.875%, 04/15/29 99,442
377,000 6.125%, 04/01/30 311,376
24,000 5.250%, 05/15/30 22,639
DaVita, Inc.*
182,000 6.875%, 09/01/32 187,374
197,000 4.625%, 06/01/30~ 189,918
222,000 3.750%, 02/15/31~ 204,136
Embecta Corp.*µ
48,000 6.750%, 02/15/30 46,707
144,000 5.000%, 02/15/30^~ 134,994
Encompass Health Corp.
100,000 4.750%, 02/01/30~ 99,570
100,000 4.500%, 02/01/28 99,588
107,000 IQVIA, Inc.*
6.250%, 06/01/32 111,400
Medline Borrower LP*µ
278,000 5.250%, 10/01/29 278,578
230,000 3.875%, 04/01/29~ 225,200
350,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*µ
5.125%, 04/30/31 318,097
Tenet Healthcare Corp.µ
265,000 6.875%, 11/15/31 290,416
143,000 5.500%, 11/15/32* 144,583
230,000 Teva Pharmaceutical Finance
Netherlands III BV^
5.125%, 05/09/29 232,627
3,398,664
Industrials (1.7%)
208,000 AAR Escrow Issuer LLC*µ
6.750%, 03/15/29 215,430
220,000 ACCO Brands Corp.*~
4.250%, 03/15/29 203,881
Arcosa, Inc.*µ
95,000 6.875%, 08/15/32 100,244
108,000 4.375%, 04/15/29 106,123
Bombardier, Inc.*µ
90,000 8.750%, 11/15/30~ 96,431
56,000 7.250%, 07/01/31 59,534
70,000 7.000%, 06/01/32 73,619
46,000 6.750%, 06/15/33 48,387
191,000 BWX Technologies, Inc.*µ
4.125%, 04/15/29 187,541
290,000 Cascades, Inc./Cascades USA,
Inc.*µ
6.750%, 07/15/30 300,646
50,000 Columbus McKinnon Corp.*µ
7.125%, 02/01/33 50,291
44,000 Delta Air Lines, Inc./SkyMiles IP
Ltd.*µ
4.750%, 10/20/28 44,340
Deluxe Corp.*µ
50,000 8.125%, 09/15/29 52,553
245,000 8.000%, 06/01/29 249,359
PRINCIPAL
AMOUNT a a VALUE a
EnerSys*µ
90,000 6.625%, 01/15/32 $ 93,311
85,000 4.375%, 12/15/27 84,624
EquipmentShare.com, Inc.*µ
115,000 8.625%, 05/15/32 123,013
72,000 8.000%, 03/15/33 76,008
88,000 Graphic Packaging International
LLC*µ
3.500%, 03/01/29 84,066
203,000 Great Lakes Dredge & Dock
Corp.*µ
5.250%, 06/01/29 199,955
Herc Holdings, Inc.*µ
95,000 7.250%, 06/15/33 100,607
95,000 7.000%, 06/15/30 99,745
92,000 6.625%, 06/15/29 95,265
139,000 JELD-WEN, Inc.*^
7.000%, 09/01/32 88,041
305,000 Ken Garff Automotive LLC*µ
4.875%, 09/15/28 303,512
107,000 Moog, Inc.*µ
4.250%, 12/15/27 106,529
172,000 Novelis Corp.*~
4.750%, 01/30/30 166,892
190,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 197,121
Sealed Air Corp.*µ
45,000 6.500%, 07/15/32 46,794
48,000 5.000%, 04/15/29 48,354
Sealed Air Corp./Sealed Air Corp.
U.S.*
50,000 7.250%, 02/15/31 52,167
144,000 6.125%, 02/01/28~ 146,339
98,000 Sensata Technologies, Inc.*~
3.750%, 02/15/31 91,992
Standard Building Solutions, Inc.*
50,000 6.500%, 08/15/32 51,609
143,000 6.250%, 08/01/33 146,223
195,000 Stanley Black & Decker, Inc.‡
6.707%, 03/15/60 , 5 yr. CMT +
2.657% 193,422
190,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 200,847
TransDigm, Inc.*
70,000 7.125%, 12/01/31~ 73,427
195,000 6.875%, 12/15/30 203,231
140,000 6.750%, 08/15/28~ 142,542
44,000 6.625%, 03/01/32 45,620
42,124 United Airlines Pass-Through Trust
Series 2019-2, Class B
3.500%, 05/01/28 41,116
140,000 Waste Pro USA, Inc.*µ
7.000%, 02/01/33 144,596
Williams Scotsman, Inc.*µ
75,000 6.625%, 06/15/29 77,594
107,000 4.625%, 08/15/28 106,700
5,419,641

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Information Technology (0.7%)
Block, Inc.*
47,000 6.000%, 08/15/33 $ 48,019
95,000 5.625%, 08/15/30 96,771
95,000 CACI International, Inc.*
6.375%, 06/15/33 98,788
143,000 Cloud Software Group, Inc.*µ
6.625%, 08/15/33 137,209
112,000 Coherent Corp.*~
5.000%, 12/15/29 111,676
Fair Isaac Corp.*
71,000 6.000%, 05/15/33 72,332
56,000 4.000%, 06/15/28~ 55,108
210,000 KBR, Inc.*µ
4.750%, 09/30/28 207,598
143,000 ON Semiconductor Corp.*µ
3.875%, 09/01/28 140,153
90,000 Open Text Corp.*µ
6.900%, 12/01/27 92,985
Open Text Holdings, Inc.*
45,000 4.125%, 02/15/30 41,851
117,000 4.125%, 12/01/31~ 105,238
265,000 TTM Technologies, Inc.*µ
4.000%, 03/01/29 257,625
Twilio, Inc.~
47,000 3.875%, 03/15/31 44,472
130,000 3.625%, 03/15/29 124,801
114,000 UKG, Inc.*µ
6.875%, 02/01/31 114,055
255,000 Viavi Solutions, Inc.*µ
3.750%, 10/01/29 243,512
185,000 Zebra Technologies Corp.*µ
6.500%, 06/01/32 190,955
175,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*~
3.875%, 02/01/29 160,044
2,343,192
Materials (1.2%)
190,000 Avient Corp.*
6.250%, 11/01/31 195,436
190,000 Capstone Copper Corp.*µ
6.750%, 03/31/33 197,260
Celanese U.S. Holdings LLC
95,000 7.379%, 07/15/32 99,235
95,000 7.375%, 02/15/34 96,815
188,000 Century Aluminum Co.*µ
6.875%, 08/01/32 194,954
160,000 Chemours Co.*µ
8.000%, 01/15/33 160,536
345,000 Clearwater Paper Corp.*µ
4.750%, 08/15/28 327,957
250,000 Constellium SE*
6.375%, 08/15/32 258,700
735,000 FMC Corp.µ‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 592,645
PRINCIPAL
AMOUNT a a VALUE a
190,000 JW Aluminum Continuous Cast
Co.*µ
10.250%, 04/01/30 $ 198,448
188,000 Kaiser Aluminum Corp.*µ
5.875%, 03/01/34 189,769
185,000 Knife River Corp.*µ
7.750%, 05/01/31 192,990
Mercer International, Inc.µ
79,000 12.875%, 10/01/28* 58,030
199,000 5.125%, 02/01/29~ 123,742
190,000 Qnity Electronics, Inc.*µ
6.250%, 08/15/33 196,323
80,000 Silgan Holdings, Inc.~
4.125%, 02/01/28 79,331
190,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 191,121
190,000 Terex Corp.*
6.250%, 10/15/32 194,760
82,778 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*
7.625%, 05/03/29 2,118
182,000 WR Grace Holdings LLC*µ
6.625%, 08/15/32 181,223
3,731,393
Other (1.8%)
250,000 1261229 BC Ltd.*µ
10.000%, 04/15/32 256,843
200,000 Alumina Pty. Ltd.*
6.375%, 09/15/32 208,086
150,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.000%, 12/31/32 156,901
73,742 Claritev Corp. Series B*
6.750%, 03/31/31 57,985
500,000 Compeer Financial ACA Series
QIB*‡
7.875%, 02/15/31 , 5 yr. CMT +
4.155% 517,035
190,000 DBR Land Holdings LLC*µ
6.250%, 12/01/30 194,775
EchoStar Corp.µ
321,080 10.750%, 11/30/29 352,215
189,587 6.750%, 11/30/30 192,926
190,000 Enerflex, Inc.*
6.875%, 01/15/31 196,635
845,000 Everest Reinsurance Holdings,
Inc.µ‡
6.498%, 05/15/37 , 3 mo. USD
Term SOFR + 2.647% 804,710
90,000 Gen Digital, Inc.*µ
6.750%, 09/30/27 90,910
200,000 Genmab AS/Genmab Finance LLC*
6.250%, 12/15/32 205,362
95,000 Graham Holdings Co.*
5.625%, 12/01/33 95,870

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,080,000 HA Sustainable Infrastructure
Capital, Inc.~‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% $ 1,131,667
139,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*µ
8.250%, 04/15/30 144,949
190,000 New Gold, Inc.*µ
6.875%, 04/01/32 202,192
430,000 Reinsurance Group of America,
Inc.µ‡
6.650%, 09/15/55 , 5 yr. CMT +
2.392% 444,040
190,000 Rfna LP*µ
7.875%, 02/15/30 191,558
190,000 SM Energy Co.*^
7.000%, 08/01/32 190,600
95,000 Synergy Infrastructure Holdings
LLC*µ
7.875%, 12/01/30 99,225
5,734,484
Real Estate (0.1%)
95,000 Forestar Group, Inc.*
6.500%, 03/15/33 97,326
125,000 Global Net Lease, Inc.*µ
4.500%, 09/30/28 122,470
143,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*µ
3.750%, 12/15/27 139,353
359,149
Special Purpose Acquisition Companies (0.1%)
46,000 Clydesdale Acquisition Holdings,
Inc.*µ
6.750%, 04/15/32 46,420
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*µ
280,000 6.750%, 01/15/30 264,779
96,000 4.625%, 01/15/29~ 92,965
404,164
Utilities (2.9%)
520,000 Algonquin Power & Utilities Corp.‡
4.750%, 01/18/82 , 5 yr. CMT +
3.249% 515,596
American Electric Power Co., Inc.‡
170,000 7.050%, 12/15/54 , 5 yr. CMT +
2.750% 178,044
170,000 6.950%, 12/15/54 , 5 yr. CMT +
2.675% 182,570
200,000 3.875%, 02/15/62 , 5 yr. CMT +
2.675% 197,162
CenterPoint Energy, Inc.‡
120,000 Series A, 7.000%, 02/15/55 , 5 yr.
CMT + 3.254% 125,771
175,000 Series B, 6.850%, 02/15/55^ , 5 yr.
CMT + 2.946% 185,614
390,000 6.700%, 05/15/55 , 5 yr. CMT +
2.586% 400,577
PRINCIPAL
AMOUNT a a VALUE a
470,000 CMS Energy Corp.~‡
4.750%, 06/01/50 , 5 yr. CMT +
4.116% $ 464,444
Dominion Energy, Inc.‡
338,000 Series A, 6.875%, 02/01/55 , 5 yr.
CMT + 2.386% 352,074
440,000 6.625%, 05/15/55 , 5 yr. CMT +
2.207% 452,804
287,000 Series C, 4.350%, 01/15/27~ , 5
yr. CMT + 3.195% 285,255
865,000 Duke Energy Corp.µ‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 904,842
480,000 Emera, Inc. Series 16-A~‡
6.750%, 06/15/76 , 3 mo. USD
LIBOR + 5.440% 483,389
585,000 Entergy Corp.µ‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 612,501
480,000 Evergy, Inc.µ‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 493,771
National Rural Utilities Cooperative
Finance Corp.µ‡
567,000 7.125%, 09/15/53 , 5 yr. CMT +
3.533% 595,208
325,000 5.250%, 04/20/46 , 3 mo. USD
LIBOR + 3.630% 325,146
NextEra Energy Capital Holdings,
Inc.µ‡
340,000 6.750%, 06/15/54 , 5 yr. CMT +
2.457% 361,733
345,000 6.700%, 09/01/54 , 5 yr. CMT +
2.364% 356,440
344,000 3.800%, 03/15/82 , 5 yr. CMT +
2.547% 338,355
484,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 504,362
314,000 PPL Capital Funding, Inc. Series Aµ‡
6.612%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 311,337
170,000 Sempraµ‡
6.400%, 10/01/54 , 5 yr. CMT +
2.632% 172,144
160,000 Southern Co. Series 21-A~‡
3.750%, 09/15/51 , 5 yr. CMT +
2.915% 158,749
Vistra Corp.*‡
185,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 188,606
225,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 228,460
9,374,954
TOTAL CORPORATE BONDS
(Cost $108,315,993)
109,704,146

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
U.S. GOVERNMENT AND AGENCY SECURITIES (0.4%)
Financials (0.1%)
250,000 CoBank ACBµ‡
7.125%, 01/01/30 , 5 yr. CMT +
2.818% $ 259,145
Other (0.3%)
Farm Credit Bank of Texasµ‡
500,000 7.750%, 06/15/29 , 5 yr. CMT +
3.291% 524,339
500,000 7.000%, 09/15/30 , 5 yr. CMT +
3.010% 519,544
1,043,883
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $1,253,967)
1,303,028
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (73.3%)
Communication Services (4.4%)
3,316 Audacy, Inc.# 16,580
1,322 Cumulus Media, Inc. - Class A# 106
25,500 Netflix, Inc.#µ 2,128,995
3,935 Optimum Communications, Inc. -
Class A#µ 6,020
16,500 Reddit, Inc. - Class A# 2,974,455
8,100 Spotify Technology SA#µ 4,052,835
61,000 Uber Technologies, Inc.#µ 4,883,050
14,062,041
Consumer Discretionary (10.4%)
65,500 Amazon.com, Inc.#^µ 15,674,150
34,500 DR Horton, Inc.~ 5,134,980
16,400 Home Depot, Inc.µ 6,143,276
20,000 Marriott International, Inc. - Class
Aµ 6,306,000
294 Rite Aid Corp.# 294
33,258,700
Energy (0.1%)
800 Cheniere Energy Partners LP 45,112
11,058 Energy Transfer LP~ 204,020
3,970 Enterprise Products Partners LP~ 131,764
380,896
Financials (4.4%)
27,500 Citigroup, Inc.µ 3,182,025
120,000 Wells Fargo & Co.~ 10,858,800
14,040,825
Health Care (3.1%)
65,500 Halozyme Therapeutics, Inc.#µ 4,697,005
26,500 ICON PLC#µ 4,776,625
2,200 UnitedHealth Group, Inc.µ 631,246
10,104,876
Industrials (37.8%)
65,500 3M Co.µ 10,031,980
3,292 Ardagh Holdings SA# 25,852
NUMBER OF
SHARES b b VALUE b
51,300 Boeing Co.#µ $ 11,989,836
107,000 Booz Allen Hamilton Holding Corp.µ 9,460,940
113,500 Canadian Pacific Kansas City Ltd.~ 8,437,590
36,500 Emerson Electric Co.µ 5,364,040
12,400 Ferguson Enterprises, Inc.µ 3,130,504
41,000 Jacobs Solutions, Inc.µ 5,545,660
55,500 Johnson Controls International
PLCµ 6,618,930
33,900 L3Harris Technologies, Inc.µ 11,622,615
25,500 Regal Rexnord Corp.µ 4,118,250
21,000 EUR Schneider Electric SE 6,020,740
225,500 Southwest Airlines Co. 10,715,760
40,000 Union Pacific Corp.µ 9,404,000
93,500 United Airlines Holdings, Inc.#µ 9,566,920
7,200 United Rentals, Inc.µ 5,630,832
14,500 Waste Management, Inc.µ 3,222,480
120,906,929
Information Technology (11.0%)
22,900 Broadcom, Inc. 7,586,770
17,000 HubSpot, Inc.#µ 4,760,000
9,000 Intuit, Inc.µ 4,490,280
61,500 NVIDIA Corp. 11,754,495
14,500 Synopsys, Inc.#µ 6,744,168
35,335,713
Materials (2.1%)
19,000 Sherwin-Williams Co.µ 6,738,160
TOTAL COMMON STOCKS
(Cost $241,711,917)
234,828,140
PREFERRED STOCKS (2.9%)
Communication Services (0.8%)
7,900
Array Digital Infrastructure, Inc.µ
6.250%, 09/01/69 165,189
AT&T, Inc.µ
18,155 4.750%, 03/01/26 350,392
5,425 5.350%, 11/01/66 121,845
36,372
Qwest Corp.µ
6.500%, 09/01/56 696,887
Telephone & Data Systems, Inc.µ
16,781 6.000%, 09/30/26 340,319
4,548 6.625%, 03/31/26 100,647
T-Mobile USA, Inc.µ
12,303 5.500%, 03/01/70 281,616
140 5.500%, 06/01/70 3,210
11,915 6.250%, 09/01/69# 299,662
2,359,767
Consumer Discretionary (0.2%)
Ford Motor Co.µ
16,125 6.200%, 06/01/59 354,105
5,136 6.500%, 08/15/62 117,101
4,620
QVC Group, Inc.µ
8.000%, 03/15/31 17,279

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
9,600
QVC, Inc.µ
6.250%, 11/26/68 $ 79,680
568,165
Financials (1.5%)
Affiliated Managers Group, Inc.µ
15,100 5.875%, 03/30/59 324,650
12,587 6.750%, 03/30/64 305,864
Annaly Capital Management, Inc.µ
6,750 8.875%, 09/30/30 177,862
12,425 8.915%, 03/02/26 321,435
19,376
Arch Capital Group Ltd.µ
4.550%, 06/11/26 344,893
9,050
Bread Financial Holdings, Inc.#µ
8.625%, 12/15/30 222,449
5,295
Capital One Financial Corp.µ
4.800%, 06/01/26 97,640
6,300
Citigroup, Inc.#
6.250%, 02/15/31†† 158,067
25,150
CNO Financial Group, Inc.µ
5.125%, 11/25/60 484,640
11,075
Comerica, Inc.
6.875%, 10/01/30 285,181
7,393
Cullen/Frost Bankers, Inc.µ
4.450%, 03/15/26 130,671
8,100
Fifth Third Bancorpµ
4.950%, 03/31/26 160,947
6,700
First Citizens BancShares, Inc.#
6.625%, 03/15/31†† 166,696
3,050
KeyCorpµ
5.625%, 03/15/26 66,886
6,700
M&T Bank Corp.#µ
6.350%, 12/15/30 170,381
1,600
Northern Trust Corp.µ
4.700%, 04/01/26 31,472
7,550
RenaissanceRe Holdings Ltd.µ
5.750%, 03/01/26 168,818
14,526
Selective Insurance Group, Inc.µ
4.600%, 03/02/26 247,233
12,200
UMB Financial Corp.µ
7.750%, 07/15/30 330,498
6,480
W.R. Berkley Corp.µ
5.100%, 12/30/59 134,914
8,755
WesBanco, Inc.µ
7.375%, 10/01/30 224,128
13,600
Wintrust Financial Corp.µ
7.875%, 07/15/30 361,352
4,916,677
Real Estate (0.3%)
Brookfield Property Partners LPµ
20,567 5.750%, 03/01/26 285,470
10,775 6.375%, 03/01/26 161,733
3,651
EPR Propertiesµ
5.750%, 03/01/26 75,320
Global Net Lease, Inc.µ
4,771 6.875%, 03/01/26 109,017
10,091 7.500%, 03/01/26 249,147
NUMBER OF
SHARES b b VALUE b
4,681
Kimco Realty Corp.µ
5.250%, 03/01/26 $ 96,616
977,303
Utilities (0.1%)
14,975
Brookfield Renewable Partners LP
5.250%, 02/24/26 268,951
6,700
DTE Energy Co.µ
5.250%, 12/01/77 149,812
418,763
TOTAL PREFERRED STOCKS
(Cost $9,867,333)
9,240,675
WARRANTS (0.0%)#
Communication Services (0.0%)
586 Audacy Capital Corp.
09/30/28, Strike $1.00 —
97 Audacy Capital Corp.
09/30/28, Strike $1.00 —
TOTAL WARRANTS
(Cost $–)
—
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (3.1%)#
Consumer Discretionary (0.1%)
200
6,306,000
Marriott International, Inc. Put,
02/20/26, Strike $305.00 103,000
6,300
6,218,100
Stellantis NV Call, 02/20/26, Strike
$10.00 204,750
307,750
Health Care (0.0%)
170
4,877,810
UnitedHealth Group, Inc. Call,
02/06/26, Strike $355.00 1,190
Industrials (1.3%)
245
483,630,000
GBP BAE Systems PLC Call, 04/17/26,
Strike 18.50 604,281
2,010
11,975,580
Carrier Global Corp. Call,
03/20/26, Strike $62.50 412,050
9,250
8,017,900
EUR Deutsche Lufthansa AG Call,
03/20/26, Strike 6.00 2,982,339
610
4,883,050
Uber Technologies, Inc. Put,
02/06/26, Strike $78.00 122,000
4,120,670
Information Technology (0.5%)
85
2,380,000
HubSpot, Inc. Put, 02/20/26, Strike
$360.00 702,950
1,340
5,535,540
EUR Infineon Technologies AG Call,
02/20/26, Strike 40.00 454,273
180
8,980,560
Intuit, Inc. Call, 04/17/26, Strike
$620.00 110,700
800
6,073,600
Microchip Technology, Inc. Put,
02/06/26, Strike $70.00 62,000
315
13,554,135
Microsoft Corp. Call, 02/06/26,
Strike $485.00 10,238

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
1,735
28,554,630
Oracle Corp. Put, 02/20/26, Strike
$135.00 $ 157,885
1,498,046
Materials (0.3%)
1,020
6,143,460
Freeport-McMoRan, Inc. Call,
03/20/26, Strike $50.00 1,142,400
Other (0.9%)
1,230
76,490,010
Invesco QQQ Trust Series 1 Put,
02/20/26, Strike $620.00 1,294,575
1,340
92,723,980
SPDR® S&P 500® ETF Trust Put,
02/20/26, Strike $687.00 951,400
738
29,775,348
VanEck Semiconductor ETF Call,
02/20/26, Strike $410.00 791,505
3,037,480
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $8,839,122)
10,107,536
TOTAL INVESTMENTS (117.3%)
(Cost $380,926,945)
375,758,756
LIABILITIES, LESS OTHER ASSETS (-17.3%)
(55,537,153)
NET ASSETS (100.0%) $ 320,221,603
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS SOLD SHORT  (-3.0%)#
Consumer Discretionary (-0.5%)
(3,500) Tesla, Inc. (1,506,435)
Financials (-0.7%)
(6,800) American Express Co. (2,394,756)
Information Technology (-1.8%)
(7,500) Ciena Corp. (1,888,575)
(18,000) Coherent Corp. (3,819,240)
(5,707,815)
TOTAL COMMON STOCKS SOLD
SHORT
(Proceeds $8,338,226) (9,609,006)
EXCHANGE-TRADED FUNDS SOLD SHORT  (-50.0%)#
Other (-50.0%)
(188,500) SPDR® S&P 500® ETF Trust# (130,436,345)
(73,800) VanEck Semiconductor ETF (29,775,348)
TOTAL EXCHANGE-TRADED
FUNDS SOLD SHORT
(Proceeds $137,566,735) (160,211,693)
TOTAL SECURITIES SOLD SHORT
(Proceeds $145,904,961) (169,820,699)
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED WRITTEN OPTIONS  (-1.1%)#
Communication Services (0.0%)
(540)
(4,508,460)
Netflix, Inc. Put, 03/20/26, Strike
$80.00 $ (117,720)
Consumer Discretionary (0.0%)
(105)
(1,562,820)
DR Horton, Inc. Put, 02/20/26,
Strike $145.00 (34,125)
Financials (0.0%)
(1,680)
(5,558,280)
EUR Deutsche Bank AG Put, 02/20/26,
Strike 30.50 (48,789)
Industrials (-0.2%)
(265)
(1,578,870)
Carrier Global Corp. Call, 02/20/26,
Strike $57.50 (99,375)
(2,598)
(12,345,696)
Southwest Airlines Co. Call,
02/06/26, Strike $47.00 (335,142)
(610)
(4,883,050)
Uber Technologies, Inc. Call,
02/20/26, Strike $90.00 (50,020)
(260)
(6,112,600)
Union Pacific Corp. Put, 02/20/26,
Strike $220.00 (16,900)
(501,437)
Information Technology (-0.2%)
(180)
(3,819,240)
Coherent Corp. Put, 02/06/26,
Strike $160.00 (50,399)
(200)
(1,518,400)
Microchip Technology, Inc. Call,
02/20/26, Strike $76.00 (74,000)
(315)
(13,554,135)
Microsoft Corp. Put, 02/20/26,
Strike $430.00 (311,063)
(1,735)
(28,554,630)
Oracle Corp. Put, 02/20/26, Strike
$130.00 (105,835)
(541,297)
Other (-0.7%)
(1,230)
(76,490,010)
Invesco QQQ Trust Series 1 Put,
02/20/26, Strike $580.00 (314,265)
(685)
(42,598,095)
Invesco QQQ Trust Series 1 Put,
02/20/26, Strike $570.00 (122,615)
(520)
(32,337,240)
Invesco QQQ Trust Series 1 Call,
02/20/26, Strike $650.00 (63,440)
(1,230)
(76,490,010)
Invesco QQQ Trust Series 1 Call,
03/20/26, Strike $680.00 (111,930)
(2,680)
(185,447,960)
SPDR® S&P 500® ETF Trust Put,
03/20/26, Strike $620.00 (754,420)
(1,950)
(32,260,800)
State Street Industrial Select Sector
SPDR ETF Call, 02/20/26, Strike
$172.00 (158,925)
(738)
(29,775,348)
VanEck Semiconductor ETF Call,
02/20/26, Strike $440.00 (196,677)
(1,107)
(44,663,022)
VanEck Semiconductor ETF Put,
03/20/26, Strike $320.00 (304,979)
(738)
(29,775,348)
VanEck Semiconductor ETF Call,
03/20/26, Strike $475.00 (216,972)
(2,244,223)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $3,394,691) $ (3,487,591)

Calamos Long/Short Equity & Dynamic Income Trust
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at January 31,
2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
@ In default status and considered non-income producing.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $211,032,352.
^ Security, or portion of security, is on loan.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short.
The aggregate value of such securities is $72,571,044.
†† When-issued security.
# Non-income producing security.
FOREIGN CURRENCY ABBREVIATIONS
EUR European Monetary Unit
GBP British Pound Sterling
ABBREVIATION
SOFR Secured Overnight Financing Rate
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. The principal amount for such securities is shown in the respective foreign currency.
CURRENCY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
US Dollar $ 192,437,622 95 .0%
European Monetary Unit 9,408,563 4 .7%
British Pound Sterling 604,281 0 .3%
Total Investments $202,450,466 100 .0%
Currency exposure may vary over time.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 141,794 $ — $ 141,794
Bank Loans 74 — 10,433,437 — 10,433,437
Corporate Bonds 485 — 109,704,146 — 109,704,146
U.S. Government and Agency Securities 3 — 1,303,028 — 1,303,028
Common Stocks 43 228,807,400 6,020,740 — 234,828,140
Preferred Stocks 43 9,240,675 — — 9,240,675
Warrants 2 —
*
— — —
Exchange-Traded Purchased Options 17 10,107,536 — — 10,107,536
Total $ 248,155,611 $ 127,603,145 $ — $ 375,758,756
Liabilities: — — — —
Common Stocks Sold Short 4 $ 9,609,006 $ — $ — $ 9,609,006
Exchange-Traded Funds Sold Short 2 160,211,693 — — 160,211,693
Exchange-Traded Written Options 21 3,487,591 — — 3,487,591
Total $ 173,308,290 $ — $ — $ 173,308,290
* Amount rounds to less than $1

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.0%)
Other (0.0%)
955,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $919,450) $ 933,884
BANK LOANS (3.7%)i
Airlines (0.1%)
1,682,001
United Airlines, Inc.‡
2024 1st Lien Term Loan B,
5.673%, 02/22/31 1 mo. USD
Term SOFR + 2.000% 1,686,903
Communication Services (0.4%)
946,991
Altice France SA‡
2025 USD Term Loan B14,
10.547%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 963,166
1,911,402
APi Group DE, Inc.‡
2025 Term Loan,
5.422%, 01/03/29 1 mo. USD
Term SOFR + 1.750% 1,918,369
458,701
Audacy Capital Corp.‡
2024 Term Loan B,
9.786%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 347,943
51,464
Audacy Capital Corp.‡
2024 Term Loan A,
10.786%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 51,142
3,224,571
Charter Communications Operating
LLC‡
2024 Term Loan B5,
5.911%, 12/15/31 3 mo. USD
Term SOFR + 2.250% 3,224,217
612,210
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.922%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 611,255
575,870
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.786%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 577,209
107,294
DirecTV Financing LLC‡
Term Loan,
8.928%, 08/02/27 3 mo. USD
Term SOFR + 5.000% 107,600
437,033
DirecTV Financing LLC‡
2024 Term Loan,
9.178%, 08/02/29 3 mo. USD
Term SOFR + 5.250% 438,276
1,640,074
Go Daddy Operating Co. LLC‡
2024 Term Loan B8,
5.422%, 11/09/29 1 mo. USD
Term SOFR + 1.750% 1,633,210
PRINCIPAL
AMOUNT a a VALUE a
24,331
Gray Television, Inc.‡
2024 Term Loan B,
8.950%, 06/04/29 1 mo. USD
Term SOFR + 5.250% $ 24,373
315,000
iHeartCommunications, Inc.!
2024 Term Loan,
0.000%, 05/01/29 289,099
1,072,292
iHeartCommunications, Inc.‡
2024 Term Loan,
9.561%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 984,123
1,200,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.922%, 03/29/32 1 mo. USD
Term SOFR + 3.250% 1,203,300
595,500
Sinclair Television Group, Inc.‡
2025 Term Loan B6,
7.234%, 12/31/29 1 mo. USD
Term SOFR + 3.300% 516,596
736,942
TripAdvisor, Inc.‡
Term Loan,
6.422%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 717,830
1,200,000
Versant Media Group, Inc.‡
Term Loan B,
7.161%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 1,201,500
14,809,208
Consumer Discretionary (1.0%)
1,965,000
Adient U.S. LLC‡
2024 Term Loan B2,
5.672%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 1,965,766
650,088
American Airlines, Inc.‡
2025 Term Loan B,
6.918%, 05/28/32 3 mo. USD
Term SOFR + 3.250% 652,119
1,210,000
American Axle & Manufacturing,
Inc.!
2025 Incremental Term Loan C,
0.000%, 02/24/32 1,214,538
1,885,000
Aramark Services, Inc.‡
2025 Term Loan,
5.422%, 06/22/30 1 mo. USD
Term SOFR + 1.750% 1,891,833
1,200,000
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.922%, 09/12/32 3 mo. USD
Term SOFR + 3.250% 1,203,750
600,000
Boots Group Bidco Ltd.‡
USD Term Loan,
7.206%, 08/30/32 3 mo. USD
Term SOFR + 3.500% 602,874
714,157
Caesars Entertainment, Inc.‡
Term Loan B,
5.922%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 711,258

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
732,600
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.667%, 09/26/31 3 mo. USD
Term SOFR + 6.000% $ 585,926
967,575
Clarios Global LP‡
2025 USD Term Loan B,
6.422%, 01/28/32 1 mo. USD
Term SOFR + 2.750% 970,294
1,960,000
Flutter Financing BV‡
2024 Term Loan B,
5.422%, 11/30/30 3 mo. USD
Term SOFR + 1.750% 1,960,490
383,075
Flutter Financing BV‡
2025 Term Loan B,
5.672%, 06/04/32 3 mo. USD
Term SOFR + 2.000% 382,914
1,965,000
Installed Building Products, Inc.‡
2024 1st Lien Term Loan B,
5.422%, 03/28/31 1 mo. USD
Term SOFR + 1.750% 1,973,400
2,143,734
KFC Holding Co.‡
2021 Term Loan B,
5.540%, 03/15/28 1 mo. USD
Term SOFR + 1.750% 2,155,117
1,197,930
Life Time Fitness, Inc.‡
2025 Term Loan,
5.688%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 1,204,046
3,015,007
Light & Wonder International, Inc.‡
2026 Term Loan B,
5.671%, 04/16/29 1 mo. USD
Term SOFR + 2.000% 3,015,007
1,995,000
Murphy USA, Inc.‡
Term Loan B,
5.450%, 04/07/32 1 mo. USD
Term SOFR + 1.750% 2,016,197
541,750
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.172%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 549,031
1,949,495
PENN Entertainment, Inc.‡
2022 Term Loan B,
6.172%, 05/03/29 1 mo. USD
Term SOFR + 2.500% 1,951,415
600,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.671%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 600,525
1,970,000
Six Flags Entertainment Corp.‡
2024 Term Loan B,
5.672%, 05/01/31 1 mo. USD
Term SOFR + 2.000% 1,952,359
3,144,000
Station Casinos LLC‡
2024 Term Loan B,
5.672%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 3,150,492
1,245,000
Voyager Parent LLC‡
Repriced Term Loan B,
0.000%, 07/01/32 1,245,081
PRINCIPAL
AMOUNT a a VALUE a
1,210,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.411%, 10/01/32 3 mo. USD
Term SOFR + 3.750% $ 1,211,386
1,175,415
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.422%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 1,179,828
34,345,646
Consumer Staples (0.5%)
1,371,563
Amneal Pharmaceuticals LLC‡
2025 Term Loan B,
7.172%, 08/01/32 1 mo. USD
Term SOFR + 3.500% 1,378,420
616,900
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.172%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 616,900
888,750
B&G Foods, Inc.‡
2024 Term Loan B,
7.172%, 10/10/29 1 mo. USD
Term SOFR + 3.500% 848,018
1,409,085
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.422%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 1,421,414
520,000
Bausch Health Cos., Inc.!
2025 Term Loan B,
0.000%, 10/08/30 508,300
2,094,475
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.922%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 2,047,349
105,785
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.417%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 105,741
1,246,875
Opal Bidco SAS‡
USD Term Loan B4,
6.686%, 04/28/32 3 mo. USD
Term SOFR + 3.000% 1,248,309
1,990,323
Organon & Co.‡
2024 USD Term Loan,
5.922%, 05/19/31 1 mo. USD
Term SOFR + 2.250% 1,933,101
1,399,397
Perrigo Investments LLC‡
2024 Term Loan B,
5.672%, 04/20/29 1 mo. USD
Term SOFR + 2.000% 1,399,984
1,499,794
Star Parent, Inc.‡
Term Loan B,
7.672%, 09/27/30 3 mo. USD
Term SOFR + 4.000% 1,502,471
1,203,950
Team Health Holdings, Inc.‡
2025 Term Loan B,
8.167%, 06/30/28 3 mo. USD
Term SOFR + 4.500% 1,207,056

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
592,143
United Natural Foods, Inc.‡
2024 Term Loan,
8.422%, 05/01/31 1 mo. USD
Term SOFR + 4.750% $ 596,706
930,578
Veritiv Corp.‡
Term Loan B,
7.672%, 12/02/30 3 mo. USD
Term SOFR + 4.000% 913,246
15,727,015
Energy (0.1%)
869,879
New Fortress Energy, Inc.@‡
2025 Incremental Term Loan B,
9.238%, 10/30/28 3 mo. USD
Term SOFR + 5.500% 348,822
1,754,966
Par Petroleum LLC‡
2025 Term Loan B,
6.955%, 02/28/30 3 mo. USD
Term SOFR + 3.250% 1,761,178
2,110,000
Financials (0.4%)
920,375
Acrisure LLC‡
2025 Term Loan B,
6.922%, 06/21/32 1 mo. USD
Term SOFR + 3.250% 921,332
1,205,000
Advisor Group, Inc.‡
2025 Term Loan,
6.595%, 07/30/32 6 mo. USD
Term SOFR + 3.000% 1,197,776
899,096
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.169%, 12/29/31 3 mo. USD
Term SOFR + 2.500% 895,446
2,156,261
Avolon TLB Borrower 1 (US), LLC‡
2023 Term Loan B6,
5.421%, 06/24/30 1 mo. USD
Term SOFR + 1.750% 2,167,829
58,679
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.172%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 58,435
655,315
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.175%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 652,595
1,499,850
Dragon Buyer, Inc.‡
Term Loan B,
6.422%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 1,480,172
1,008,116
HUB International Ltd.‡
2025 Term Loan B,
5.920%, 06/20/30 3 mo. USD
Term SOFR + 2.250% 1,009,396
2,871,400
Iron Mountain, Inc.‡
2023 Term Loan B,
5.672%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 2,852,549
PRINCIPAL
AMOUNT a a VALUE a
2,247,212
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.922%, 05/05/28 1 mo. USD
Term SOFR + 2.250% $ 2,256,257
13,491,787
Health Care (0.2%)
2,155,506
DaVita, Inc.‡
2025 Term Loan B,
5.422%, 05/09/31 1 mo. USD
Term SOFR + 1.750% 2,158,351
1,089,448
Elanco Animal Health, Inc.‡
2025 Term Loan B,
5.450%, 10/31/32 1 mo. USD
Term SOFR + 1.750% 1,090,946
376,033
ICON Luxembourg SARL‡
2024 LUX Term Loan B,
5.672%, 07/03/28 3 mo. USD
Term SOFR + 2.000% 377,782
1,960,200
IQVIA, Inc.‡
2025 Incremental Term Loan B5,
5.422%, 01/02/31 3 mo. USD
Term SOFR + 1.750% 1,970,001
1,246,641
Padagis LLC‡
Term Loan B,
8.658%, 07/06/28 3 mo. USD
Term SOFR + 4.750% 1,143,793
93,689
PRA Health Sciences, Inc.‡
2024 US Term Loan B,
5.672%, 07/03/28 3 mo. USD
Term SOFR + 2.000% 94,125
6,834,998
Industrials (0.4%)
1,176,070
ACProducts, Inc.‡
2021 Term Loan B,
8.184%, 05/17/28 3 mo. USD
Term SOFR + 4.250% 1,012,726
1,206,975
Blackfin Pipeline LLC‡
Term Loan B,
6.672%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 1,216,528
1,220,425
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.422%, 09/08/32 1 mo. USD
Term SOFR + 2.750% 1,221,047
915,000
Columbus McKinnon Corp.!‡
2026 Term Loan B,
0.000%, 01/21/33 910,425
1,309,046
EMRLD Borrower LP‡
Term Loan B,
6.072%, 05/31/30 3 mo. USD
Term SOFR + 2.250% 1,309,289
1,670,105
EMRLD Borrower LP‡
2024 Term Loan B,
6.122%, 08/04/31 6 mo. USD
Term SOFR + 2.250% 1,670,063
1,191,911
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.422%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 1,193,478

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,240,625
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.922%, 02/10/32 1 mo. USD
Term SOFR + 2.250% $ 1,241,946
1,960,188
TransDigm, Inc.‡
2025 Term Loan K,
5.922%, 03/22/30 1 mo. USD
Term SOFR + 2.250% 1,960,678
2,346,270
TransDigm, Inc.‡
2023 Term Loan J,
6.172%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 2,347,830
14,084,010
Information Technology (0.3%)
1,606,423
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.822%, 07/30/31 3 mo. USD
Term SOFR + 3.000% 1,550,198
1,087,365
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.422%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 1,005,812
1,304,429
Coherent Corp.‡
2025 Term Loan B2,
5.422%, 07/02/29 1 mo. USD
Term SOFR + 1.750% 1,310,951
1,123,862
Open Text Corp.‡
2023 Term Loan B,
5.422%, 01/31/30 1 mo. USD
Term SOFR + 1.750% 1,109,185
2,015,899
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.422%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 1,932,118
2,392,023
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.672%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 2,394,738
1,253,068
TTM Technologies, Inc.‡
2024 Term Loan B,
5.950%, 05/30/30 1 mo. USD
Term SOFR + 2.250% 1,264,032
592,515
UKG, Inc.‡
2024 Term Loan B,
6.167%, 02/10/31 3 mo. USD
Term SOFR + 2.500% 579,059
11,146,093
Materials (0.2%)
1,633,473
Axalta Coating Systems U.S.
Holdings, Inc.‡
2024 Term Loan B7,
5.422%, 12/20/29 3 mo. USD
Term SOFR + 1.750% 1,636,544
1,680,700
Chemours Co.‡
2025 Term Loan B,
7.172%, 10/15/32 1 mo. USD
Term SOFR + 3.500% 1,674,817
PRINCIPAL
AMOUNT a a VALUE a
1,877,238
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.922%, 02/18/30 1 mo. USD
Term SOFR + 3.250% $ 1,360,997
660,013
Knife River HoldCo‡
Term Loan,
5.738%, 03/08/32 3 mo. USD
Term SOFR + 2.000% 664,141
895,840
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.584%, 05/03/28 3 mo. USD
Term SOFR + 2.500% 99,501
5,436,000
Other (0.1%)
525,000
Connect Finco SARL!
2024 Extended Term Loan B,
0.000%, 09/27/29 524,344
917,665
Connect Finco SARL‡
2024 Extended Term Loan B,
8.172%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 916,518
1,985,000
DK Crown Holdings, Inc.‡
2025 Term Loan B,
5.425%, 03/04/32 1 mo. USD
Term SOFR + 1.750% 1,989,030
620,000
Windstream Services LLC‡
2024 Term Loan B,
8.522%, 10/01/31 1 mo. USD
Term SOFR + 4.750% 625,425
4,055,317
Special Purpose Acquisition Companies (0.0%)
483,933
Clydesdale Acquisition Holdings,
Inc.‡
Term Loan B,
6.847%, 04/13/29 1 mo. USD
Term SOFR + 3.175% 482,322
TOTAL BANK LOANS
(Cost $126,552,058)
124,209,299
CONVERTIBLE BONDS (20.4%)
Communication Services (1.8%)
7,580,000 AST SpaceMobile, Inc.*
2.000%, 01/15/36 10,362,921
8,895,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 10,394,519
13,910,000 Lyft, Inc.*
0.000%, 09/15/30 14,706,209
12,000,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 15,376,920
8,910,000 Uber Technologies, Inc. (Aurora
Innovation, Inc.)*§
0.000%, 05/15/28 8,958,114
59,798,683
Consumer Discretionary (2.1%)
8,205,000 Airbnb, Inc.
0.000%, 03/15/26 8,162,498

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
10,985,000 Alibaba Group Holding Ltd.*
0.000%, 09/15/32 $ 12,289,579
27,185,000 DoorDash, Inc.*
0.000%, 05/15/30 27,246,710
11,003,000 Etsy, Inc.*
1.000%, 06/15/30 11,003,880
11,600,000 Ford Motor Co.
0.000%, 03/15/26 12,300,292
71,002,959
Energy (0.4%)
5,830,000 Energy Fuels, Inc.*
0.750%, 11/01/31 7,993,805
5,645,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 6,672,785
14,666,590
Financials (1.3%)
7,695,000 Coinbase Global, Inc.*
0.000%, 10/01/32 6,575,608
4,115,000 Federal Realty OP LP*
3.250%, 01/15/29 4,164,503
11,275,000 Morgan Stanley Finance LLC
(JPMorgan Chase & Co.)§
1.000%, 11/23/27 22,508,283
9,735,000 WisdomTree, Inc.*
4.625%, 08/15/30 11,368,825
44,617,219
Health Care (0.5%)
3,342,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 3,766,267
10,595,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 10,822,792
3,107,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 3,719,017
18,308,076
Industrials (2.9%)
8,240,000 AeroVironment, Inc.
0.000%, 07/15/30 9,743,223
19,235,000 Bloom Energy Corp.*
0.000%, 11/15/30 21,715,738
15,573,000 BWX Technologies, Inc.*
0.000%, 11/01/30 16,147,176
9,165,000 Fluor Corp.
1.125%, 08/15/29 11,345,720
16,940,000 JBT Marel Corp.*
0.375%, 09/15/30 18,213,719
10,745,000 Joby Aviation, Inc.††
0.750%, 02/15/32 11,013,410
7,200,000 Tetra Tech, Inc.
2.250%, 08/15/28 8,380,296
96,559,282
Information Technology (7.7%)
11,960,000 Advanced Energy Industries, Inc.
2.500%, 09/15/28 23,240,911
7,610,000 Akamai Technologies, Inc.*
0.250%, 05/15/33 9,239,225
PRINCIPAL
AMOUNT a a VALUE a
18,265,000 Cloudflare, Inc.*
0.000%, 06/15/30 $ 19,191,401
15,400,000 CyberArk Software Ltd.*
0.000%, 06/15/30 16,210,656
10,650,000 Guidewire Software, Inc.
1.250%, 11/01/29 10,348,392
7,500,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 17,030,175
9,075,000 MACOM Technology Solutions
Holdings, Inc.^
0.000%, 12/15/29 13,101,124
11,245,000 Mirion Technologies, Inc.*
0.000%, 10/01/31 12,621,388
19,935,000 MKS, Inc.
1.250%, 06/01/30 33,631,940
13,340,000 ON Semiconductor Corp.
0.000%, 05/01/27 16,938,865
5,070,000 Planet Labs PBC*
0.500%, 10/15/30 11,557,977
4,475,000 Seagate HDD Cayman
3.500%, 06/01/28 22,284,471
8,360,000 Snowflake, Inc.
0.000%, 10/01/29 11,779,992
11,440,000 Spotify USA, Inc.
0.000%, 03/15/26 11,609,312
4,680,000 Western Digital Corp.
3.000%, 11/15/28 31,035,233
259,821,062
Other (0.3%)
9,185,000 CoreWeave, Inc.*
1.750%, 12/01/31 10,569,180
Real Estate (0.9%)
8,476,000 Compass, Inc.*
0.250%, 04/15/31 9,138,993
13,975,000 Welltower OP LLC*
3.125%, 07/15/29 21,327,387
30,466,380
Utilities (2.5%)
16,655,000 CMS Energy Corp.^
3.375%, 05/01/28 18,010,051
22,620,000 Duke Energy Corp.
4.125%, 04/15/26 23,507,835
14,320,000 NextEra Energy Capital Holdings,
Inc.
3.000%, 03/01/27 19,067,080
20,355,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 22,961,254
83,546,220
TOTAL CONVERTIBLE BONDS
(Cost $557,373,746)
689,355,651

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CORPORATE BONDS (12.0%)
Airlines (0.1%)
851,282 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 08/15/27 $ 855,113
978,180 American Airlines Pass-Through
Trust Series 2021-1, Class B
3.950%, 07/11/30 942,594
862,358 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 09/15/31 831,943
963,310 JetBlue Pass-Through Trust Series
2020-1, Class B
7.750%, 11/15/28 967,529
3,597,179
Basic Materials (0.0%)
310,000 WR Grace Holdings LLC*
7.000%, 08/01/33 310,657
Communication Services (1.0%)
1,766,400 Altice France SA*
6.875%, 07/15/32 1,725,790
1,415,000 APi Group DE, Inc.*
4.750%, 10/15/29 1,391,299
615,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 644,828
1,070,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 1,080,989
Clear Channel Outdoor Holdings,
Inc.*
600,000 7.875%, 04/01/30 631,710
666,000 7.500%, 03/15/33 708,145
CSC Holdings LLC*
1,110,000 4.625%, 12/01/30 414,752
1,960,000 4.500%, 11/15/31 1,186,878
454,000 Directv Financing LLC*
8.875%, 02/01/30 460,283
Directv Financing LLC/Directv
Financing Co-Obligor, Inc.*
605,000 10.000%, 02/15/31 623,592
429,000 5.875%, 08/15/27 431,432
605,000 EW Scripps Co.*
9.875%, 08/15/30 602,876
1,795,000 Frontier California, Inc. Series F
6.750%, 05/15/27 1,841,203
298,000 Frontier Communications Holdings
LLC*
8.750%, 05/15/30 307,426
1,933,000 Frontier Florida LLC Series E
6.860%, 02/01/28 2,002,897
3,291,000 Frontier North, Inc. Series G
6.730%, 02/15/28 3,391,507
1,030,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 980,220
Gray Media, Inc.*
605,000 7.250%, 08/15/33 619,738
PRINCIPAL
AMOUNT a a VALUE a
600,000 5.375%, 11/15/31 $ 446,274
1,210,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 1,146,112
303,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 314,147
Lumen Technologies, Inc.
885,000 10.000%, 10/15/32* 885,000
756,000 Series P, 7.600%, 09/15/39 747,072
Paramount Global
141,000 6.375%, 03/30/62‡ , 5 yr. CMT +
3.999% 132,656
1,160,000 4.900%, 08/15/44 826,326
Rogers Communications, Inc.‡
1,215,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 1,275,701
840,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 870,610
155,000 5.250%, 03/15/82* , 5 yr. CMT +
3.590% 154,803
Scripps Escrow II, Inc.*^
295,000 5.375%, 01/15/31 220,203
591,000 3.875%, 01/15/29 546,823
605,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 626,157
Sirius XM Radio LLC*
895,000 5.500%, 07/01/29 899,860
1,498,000 3.875%, 09/01/31^ 1,369,681
585,000 3.125%, 09/01/26 581,671
TELUS Corp.‡
80,000 7.000%, 10/15/55 , 5 yr. CMT +
2.709% 83,698
680,000 6.625%, 10/15/55 , 5 yr. CMT +
2.769% 695,164
Time Warner Cable LLC
480,000 7.300%, 07/01/38 511,272
595,000 6.550%, 05/01/37 602,699
466,000 T-Mobile USA, Inc.^
6.700%, 12/15/33 520,480
Univision Communications, Inc.*
605,000 8.500%, 07/31/31 631,892
601,000 8.000%, 08/15/28 620,725
125,000 Vodafone Group PLC‡
7.000%, 04/04/79 , 5 yr. USD
Swap + 4.873% 131,913
Warnermedia Holdings, Inc.
615,000 5.050%, 03/15/42 435,475
310,000 4.279%, 03/15/32 272,961
34,594,940
Communications (0.0%)
1,500,000 CCO Holdings LLC/CCO Holdings
Capital Corp.*^
4.250%, 01/15/34 1,268,040
Consumer Discretionary (2.4%)
1,800,000 Adams Homes, Inc.*
9.250%, 10/15/28 1,880,334
Adient Global Holdings Ltd.*
1,010,000 8.250%, 04/15/31 1,059,025
605,000 7.500%, 02/15/33 628,928

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Advance Auto Parts, Inc.*
303,000 7.375%, 08/01/33 $ 307,324
538,000 7.000%, 08/01/30 546,839
910,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 936,363
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
605,000 6.875%, 08/01/33 610,729
1,043,000 4.625%, 08/01/29 1,000,154
Bath & Body Works, Inc.
570,000 6.875%, 11/01/35 577,096
1,577,000 6.694%, 01/15/27 1,601,696
1,075,000 6.625%, 10/01/30* 1,101,004
1,450,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 1,441,720
Caesars Entertainment, Inc.*^
1,040,000 6.000%, 10/15/32 1,012,201
728,000 4.625%, 10/15/29 699,251
Carnival Corp.*
1,210,000 6.125%, 02/15/33 1,245,501
601,000 4.000%, 08/01/28 595,254
CCO Holdings LLC/CCO Holdings
Capital Corp.*
1,370,000 6.375%, 09/01/29 1,385,371
748,000 5.125%, 05/01/27 749,287
1,250,000 4.750%, 03/01/30 1,196,275
596,000 4.750%, 02/01/32^ 545,108
1,270,000 4.500%, 08/15/30 1,196,264
1,198,000 4.250%, 02/01/31 1,098,159
1,210,000 Century Communities, Inc.*
6.625%, 09/15/33 1,226,988
Churchill Downs, Inc.*
600,000 6.750%, 05/01/31 619,194
596,000 5.750%, 04/01/30 599,802
907,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 940,242
647,000 Dana, Inc.
4.500%, 02/15/32 614,857
DISH DBS Corp.
443,000 7.375%, 07/01/28 425,727
588,000 5.125%, 06/01/29 521,015
1,200,000 DISH Network Corp.*
11.750%, 11/15/27 1,242,072
1,675,000 Empire Resorts, Inc.*
7.750%, 11/01/26 1,665,436
800,000 Flutter Treasury DAC*
5.875%, 06/04/31 813,336
1,240,000 Ford Motor Co.
6.100%, 08/19/32 1,290,642
Ford Motor Credit Co. LLC
1,555,000 7.200%, 06/10/30 1,673,118
1,885,000 4.000%, 11/13/30 1,793,596
600,000 General Motors Co.
5.200%, 04/01/45 542,016
PRINCIPAL
AMOUNT a a VALUE a
General Motors Financial Co., Inc.‡
155,000 Series B, 6.500%, 09/30/28 , 3
mo. USD LIBOR + 3.436% $ 157,443
310,000 Series C, 5.700%, 09/30/30 , 5 yr.
CMT + 4.997% 311,432
goeasy Ltd.*
1,079,000 7.625%, 07/01/29 1,069,721
1,210,000 6.875%, 02/15/31 1,138,368
Goodyear Tire & Rubber Co.
1,800,000 5.625%, 04/30/33^ 1,719,702
635,000 5.250%, 07/15/31 605,606
Group 1 Automotive, Inc.*
775,000 6.375%, 01/15/30 796,824
511,000 4.000%, 08/15/28 500,867
811,387 Guitar Center, Inc.‡
12.000%, 08/19/32 243,416
208,984 JetBlue Pass-Through Trust Series
2019-1, Class B
8.000%, 05/15/29 210,192
603,000 Kohl's Corp.
5.550%, 07/17/45 409,425
1,175,000 Liberty Interactive LLC
8.250%, 02/01/30 81,134
1,210,000 Life Time, Inc.*
6.000%, 11/15/31 1,241,036
907,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 920,451
1,200,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 1,253,292
600,000 Lithia Motors, Inc.*
5.500%, 10/01/30 604,650
M/I Homes, Inc.
325,000 4.950%, 02/01/28 324,551
780,000 3.950%, 02/15/30 750,945
Macy's Retail Holdings LLC
782,000 6.700%, 07/15/34* 760,159
1,515,000 4.300%, 02/15/43 1,096,496
2,350,000 MGM Resorts International^
6.500%, 04/15/32 2,406,987
1,518,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 1,491,723
NCL Corp. Ltd.*
605,000 6.750%, 02/01/32 620,555
681,000 6.250%, 09/15/33 685,399
610,000 5.875%, 01/15/31 612,025
Newell Brands, Inc.
605,000 8.500%, 06/01/28* 635,038
605,000 6.625%, 05/15/32^ 593,475
615,000 6.375%, 05/15/30^ 608,967
1,210,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 1,208,173
Patrick Industries, Inc.*
605,000 6.375%, 11/01/32 619,829
1,028,000 4.750%, 05/01/29 1,018,409
1,370,000 Penn Entertainment, Inc.*^
4.125%, 07/01/29 1,273,127

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
750,000 PetSmart LLC/PetSmart Finance
Corp.*
7.500%, 09/15/32 $ 769,792
1,196,000 Premier Entertainment Sub LLC/
Premier Entertainment Finance
Corp.*^
5.625%, 09/01/29 884,980
600,000 QVC, Inc.
5.450%, 08/15/34 234,852
122,236 Rite Aid Corp.
0.000%, 08/30/34 —
1,210,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 1,232,591
1,210,000 Rivers Enterprise Lender LLC/Rivers
Enterprise Lender Corp.*
6.250%, 10/15/30 1,228,973
686,250 Saks Global Enterprises LLC*@
0.000%, 12/15/29 1,824
295,295 SGUS LLC*@
0.000%, 12/15/29 9,568
1,065,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 1,028,364
1,800,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 1,778,274
900,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 864,783
622,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 634,913
748,000 Sonic Automotive, Inc.*
4.625%, 11/15/29 735,269
801,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 800,303
920,000 Staples, Inc.*
10.750%, 09/01/29 904,783
1,525,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 1,438,258
1,200,000 STL Holding Co. LLC*
8.750%, 02/15/29 1,264,332
756,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 776,397
155,000 United Airlines Holdings, Inc.††
5.375%, 03/01/31 156,629
300,000 Viking Cruises Ltd.*
9.125%, 07/15/31 320,052
605,000 Voyager Parent LLC*
9.250%, 07/01/32 643,666
1,210,000 Whirlpool Corp.^
6.500%, 06/15/33 1,194,476
600,000 William Carter Co.*
7.375%, 02/15/31 620,994
PRINCIPAL
AMOUNT a a VALUE a
1,225,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 $ 1,256,090
80,131,504
Consumer Staples (0.8%)
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
900,000 5.875%, 02/15/28 901,881
151,000 5.750%, 03/31/34 148,572
151,000 5.500%, 03/31/31 151,672
1,925,000 4.625%, 01/15/27 1,925,231
1,225,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 1,291,383
1,160,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 1,194,069
1,300,000 BioMarin Pharmaceutical, Inc.*††
5.500%, 02/15/34 1,305,759
Brink's Co.*
600,000 6.750%, 06/15/32 625,182
600,000 6.500%, 06/15/29 619,560
1,358,000 Central Garden & Pet Co.*
4.125%, 04/30/31 1,283,731
1,330,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 1,314,718
1,349,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 1,295,067
Energizer Holdings, Inc.*
605,000 6.000%, 09/15/33 581,544
1,336,000 4.375%, 03/31/29 1,284,137
290,000 Land O' Lakes, Inc.*
7.000%, 09/18/28 250,827
MPH Acquisition Holdings LLC*
1,011,383 6.750%, 03/31/31 864,368
490,730 5.750%, 12/31/30 421,518
751,000 New Albertsons LP
7.750%, 06/15/26 759,471
Performance Food Group, Inc.*
303,000 6.125%, 09/15/32 311,808
1,192,000 4.250%, 08/01/29 1,168,029
900,000 Pilgrim's Pride Corp.
4.250%, 04/15/31 877,878
Post Holdings, Inc.*
1,053,000 6.375%, 03/01/33 1,062,361
1,200,000 6.250%, 02/15/32 1,234,008
1,124,000 Prestige Brands, Inc.*
3.750%, 04/01/31 1,053,154
1,440,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 1,500,163
1,015,000 United Natural Foods, Inc.*
6.750%, 10/15/28 1,017,822
907,000 United Rentals North America, Inc.*
5.375%, 11/15/33 906,837
25,350,750
Energy (1.7%)
933,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 932,729

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
1,210,000 6.625%, 10/15/32 $ 1,255,956
963,000 6.625%, 07/15/33 997,629
Buckeye Partners LP
452,000 6.875%, 07/01/29* 470,640
903,000 6.750%, 02/01/30* 946,263
600,000 5.850%, 11/15/43 561,738
900,000 Continental Resources, Inc.
4.900%, 06/01/44 728,532
925,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 894,845
Enbridge, Inc.‡
902,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 958,330
350,000 7.375%, 01/15/83 , 5 yr. CMT +
3.708% 361,330
760,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 809,727
395,000 Series 20-A, 5.750%, 07/15/80 , 5
yr. CMT + 5.314% 399,890
Energy Transfer LP‡
155,000 8.000%, 05/15/54 , 5 yr. CMT +
4.020% 165,599
1,110,000 7.133%, 11/01/66^ , 3 mo. USD
Term SOFR + 3.279% 1,113,596
765,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 790,605
1,015,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 1,020,024
Enterprise Products Operating LLC‡
75,000 Series D, 7.099%, 08/16/77 ,
3 mo. USD Term SOFR +
3.248% 75,004
80,000 Series E, 5.250%, 08/16/77 ,
3 mo. USD Term SOFR +
3.295% 79,786
Genesis Energy LP/Genesis Energy
Finance Corp.
885,000 8.875%, 04/15/30 931,949
605,000 8.000%, 05/15/33 632,104
1,175,000 Gulfport Energy Operating Corp.*
6.750%, 09/01/29 1,213,658
1,200,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 1,268,748
1,210,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 1,257,964
1,207,000 Matador Resources Co.*
6.500%, 04/15/32 1,229,849
1,675,000 Nabors Industries, Inc.*
7.625%, 11/15/32 1,707,177
910,000 New Fortress Energy, Inc.*
6.500%, 09/30/26 83,210
1,255,000 Oceaneering International, Inc.
6.000%, 02/01/28 1,277,314
745,000 ONEOK, Inc.*^
6.500%, 09/01/30 799,601
PRINCIPAL
AMOUNT a a VALUE a
1,155,000 Permian Resources Operating LLC*
7.000%, 01/15/32 $ 1,210,417
Phillips 66 Co.‡
75,000 Series B, 6.200%, 03/15/56 , 5 yr.
CMT + 2.166% 75,453
690,000 Series A, 5.875%, 03/15/56 , 5 yr.
CMT + 2.283% 687,219
1,390,000 Plains All American Pipeline LP
Series B‡
8.223%, 03/01/26 , 3 mo. USD
Term SOFR + 4.372% 1,391,015
611,000 SM Energy Co.*
9.625%, 06/15/33 668,703
South Bow Canadian Infrastructure
Holdings Ltd.‡
1,450,000 7.625%, 03/01/55 , 5 yr. CMT +
3.949% 1,509,624
85,000 7.500%, 03/01/55 , 5 yr. CMT +
3.667% 89,992
1,658,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 1,733,986
Sunoco LP*
1,130,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 1,166,522
1,815,000 6.625%, 08/15/32 1,873,352
1,210,000 6.250%, 07/01/33 1,245,441
1,210,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 1,232,264
1,210,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 1,198,916
Transocean International Ltd.*
1,830,000 8.500%, 05/15/31 1,863,727
907,000 7.875%, 10/15/32 957,865
Venture Global Calcasieu Pass LLC*
300,000 4.125%, 08/15/31 277,062
300,000 3.875%, 08/15/29 285,198
Venture Global LNG, Inc.*
600,000 9.875%, 02/01/32 635,430
600,000 9.500%, 02/01/29 639,516
3,375,000 9.000%, 09/30/29‡ , 5 yr. CMT +
5.440% 2,974,826
1,505,000 8.375%, 06/01/31 1,540,428
900,000 8.125%, 06/01/28 922,203
635,000 7.000%, 01/15/30^ 639,248
Venture Global Plaquemines LNG
LLC*
1,210,000 6.500%, 01/15/34 1,257,480
925,000 6.500%, 06/15/34 959,086
303,000 6.125%, 12/15/30 312,175
1,200,000 VOC Escrow Ltd.*
5.000%, 02/15/28 1,199,124
1,215,000 WBI Operating LLC*
6.500%, 10/15/33 1,227,162
1,210,000 Weatherford International Ltd.*
6.750%, 10/15/33 1,253,971

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,671,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 $ 1,697,419
55,688,621
Financials (2.2%)
1,002,000 Acrisure LLC/Acrisure Finance, Inc.*
8.250%, 02/01/29 1,040,296
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust‡
1,300,000 6.950%, 03/10/55^ , 5 yr. CMT
+ 2.720% 1,361,386
170,000 6.500%, 01/31/56 , 5 yr. CMT +
2.441% 174,854
255,000 Aircastle Ltd. Series A*‡
5.250%, 06/15/26 , 5 yr. CMT +
4.410% 254,712
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
1,210,000 7.375%, 10/01/32 1,254,431
1,210,000 6.500%, 10/01/31 1,245,671
200,000 Allianz SE*‡
5.600%, 09/03/54 , 5 yr. CMT +
2.771% 204,026
140,000 Allstate Corp. Series B‡
7.051%, 08/15/53 , 3 mo. USD
Term SOFR + 3.200% 140,489
Ally Financial, Inc.‡
2,082,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 2,073,089
850,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 816,034
165,000 American Express Co. Series D‡
3.550%, 09/15/26 , 5 yr. CMT +
2.854% 163,276
1,265,000 AmWINS Group, Inc.*
4.875%, 06/30/29 1,248,479
610,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 622,218
620,000 ARES Finance Co. III LLC*‡
4.125%, 06/30/51 , 5 yr. CMT +
3.237% 612,734
620,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.375%, 02/01/34 627,266
350,000 AXIS Specialty Finance LLC‡
4.900%, 01/15/40 , 5 yr. CMT +
3.186% 341,159
1,210,000 Azorra Finance Ltd.*
7.250%, 01/15/31 1,268,395
1,200,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 1,239,288
Bank of America Corp.‡
325,000 Series OO, 6.625%, 05/01/30 , 5
yr. CMT + 2.684% 337,720
304,000 Series TT, 6.125%, 04/27/27 , 5 yr.
CMT + 3.231% 308,110
PRINCIPAL
AMOUNT a a VALUE a
100,000 Beacon Funding Trust*^
6.266%, 08/15/54 $ 101,735
1,210,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 1,298,935
280,000 BP Capital Markets PLC^‡
4.875%, 03/22/30 , 5 yr. CMT +
4.398% 278,477
Brandywine Operating Partnership
LP
600,000 8.875%, 04/12/29 644,988
1,239,000 6.125%, 01/15/31 1,201,533
1,522,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 1,563,825
2,394,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 2,384,472
930,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 918,124
1,250,000 Burford Capital Global Finance
LLC*
7.500%, 07/15/33 1,210,588
Capital One Financial Corp.‡
275,000 Series O, 5.500%, 10/30/27 ,
3 mo. USD Term SOFR +
3.338% 276,364
573,000 Series M, 3.950%, 09/01/26^ , 5
yr. CMT + 3.157% 568,949
Charles Schwab Corp.‡
135,000 Series I, 4.000%, 06/01/26 , 5 yr.
CMT + 3.168% 134,517
147,000 Series H, 4.000%, 12/01/30 , 10
yr. CMT + 3.079% 137,995
Citigroup, Inc.‡
150,000 Series AA, 7.625%, 11/15/28 , 5 yr.
CMT + 3.211% 157,492
155,000 Series BB, 7.200%, 05/15/29 , 5 yr.
CMT + 2.905% 160,887
170,000 Series FF, 6.950%, 02/15/30 , 5 yr.
CMT + 2.726% 174,639
780,000 Series GG, 6.875%, 08/15/30 , 5
yr. CMT + 2.890% 797,534
164,000 Series HH, 6.625%, 02/15/31 , 5
yr. CMT + 3.001% 166,936
509,000 Series X, 3.875%, 02/18/26 , 5 yr.
CMT + 3.417% 508,679
450,000 Citizens Financial Group, Inc. Series
G‡
4.000%, 10/06/26 , 5 yr. CMT +
3.215% 448,344
Corebridge Financial, Inc.‡
145,000 6.875%, 12/15/52 , 5 yr. CMT +
3.846% 148,896
1,340,000 6.375%, 09/15/54^ , 5 yr. CMT
+ 2.646% 1,365,085
Credit Acceptance Corp.*
800,000 9.250%, 12/15/28 838,816
538,000 6.625%, 03/15/30 540,652

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,210,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 $ 1,229,251
1,205,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 1,284,675
250,000 Depository Trust & Clearing Corp.
Series D*‡
3.375%, 06/20/26 , 5 yr. CMT +
2.606% 248,507
335,000 Enstar Finance LLC‡
5.500%, 01/15/42 , 5 yr. CMT +
4.006% 333,369
690,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 720,864
First Citizens BancShares, Inc.‡
460,000 Series B, 7.957%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 469,826
1,225,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 1,252,207
GGAM Finance Ltd.*
1,350,000 8.000%, 02/15/27 1,372,019
605,000 5.875%, 03/15/30 615,805
Goldman Sachs Group, Inc.‡
85,000 Series X, 7.500%, 05/10/29 , 5 yr.
CMT + 2.809% 89,853
310,000 Series S, 7.186%, 02/10/26 , 5 yr.
CMT + 2.850% 310,239
150,000 6.850%, 02/10/30 , 5 yr. CMT +
2.461% 155,908
HUB International Ltd.*
900,000 7.375%, 01/31/32 943,515
955,000 5.625%, 12/01/29 954,943
Huntington Bancshares, Inc.‡
688,000 Series K, 6.250%, 10/15/30 , 5 yr.
CMT + 2.653% 689,273
210,000 Series F, 5.625%, 07/15/30 , 10 yr.
CMT + 4.945% 213,152
350,000 Series G, 4.450%, 10/15/27 , 7 yr.
CMT + 4.045% 345,124
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*
775,000 6.625%, 10/15/31 768,637
1,225,000 5.000%, 08/15/28 1,188,507
630,000 JPMorgan Chase & Co. Series KK^‡
3.650%, 06/01/26 , 5 yr. CMT +
2.850% 629,275
320,000 KeyCorp Series D‡
5.000%, 09/15/26 , 3 mo. USD
Term SOFR + 3.868% 319,456
1,360,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 1,445,639
620,000 Liberty Mutual Group, Inc.*‡
4.125%, 12/15/51 , 5 yr. CMT +
3.315% 614,922
PRINCIPAL
AMOUNT a a VALUE a
M&T Bank Corp.‡
80,000 Series G, 7.304%, 02/01/26 , 5 yr.
CMT + 3.174% $ 80,000
85,000 Series F, 5.125%, 11/01/26 , 3 mo.
USD Term SOFR + 3.782% 84,909
1,146,000 MetLife, Inc.
6.400%, 12/15/36 1,203,976
600,000 Newmark Group, Inc.
7.500%, 01/12/29 641,100
230,000 Northern Trust Corp. Series D^‡
4.600%, 10/01/26 , 3 mo. USD
Term SOFR + 3.464% 229,678
OneMain Finance Corp.
605,000 6.750%, 03/15/32 618,879
1,210,000 6.750%, 09/15/33 1,226,033
605,000 6.500%, 03/15/33 608,678
609,000 Osaic Holdings, Inc. Series JAN*
8.000%, 08/01/33 632,361
1,145,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 1,180,380
442,000 PartnerRe Finance B LLC‡
4.500%, 10/01/50 , 5 yr. CMT +
3.815% 419,745
PNC Financial Services Group, Inc.‡
140,000 Series V, 6.200%, 09/15/27^ , 5 yr.
CMT + 3.238% 142,303
140,000 Series U, 6.000%, 05/15/27 , 5 yr.
CMT + 3.000% 141,127
315,000 Series T, 3.400%, 09/15/26^ , 5 yr.
CMT + 2.595% 310,373
1,512,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 1,586,859
1,200,000 RHP Hotel Properties LP/RHP
Finance Corp.*
6.500%, 04/01/32 1,242,948
Rocket Cos., Inc.*
907,000 6.375%, 08/01/33 942,781
605,000 6.125%, 08/01/30 620,421
1,094,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 1,026,807
1,205,000 Service Properties Trust
8.375%, 06/15/29 1,220,593
1,210,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 1,244,775
160,000 State Street Corp. Series J^‡
6.700%, 09/15/29 , 5 yr. CMT +
2.628% 167,354
309,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 319,169
1,500,000 StoneX Group, Inc.*
7.875%, 03/01/31 1,596,690
1,210,000 TrueNoord Capital DAC*
8.750%, 03/01/30 1,279,490

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Truist Financial Corp.‡
295,000 Series N, 6.669%, 03/01/26 , 5 yr.
CMT + 3.003% $ 295,976
108,000 Series Q, 5.100%, 03/01/30^ , 10
yr. CMT + 4.349% 108,840
U.S. Bancorp‡
320,000 Series J, 5.300%, 04/15/27 , 3 mo.
USD Term SOFR + 3.176% 320,726
85,000 Series N, 3.700%, 01/15/27^ , 5
yr. CMT + 2.541% 83,789
1,383,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 1,367,746
600,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 584,400
605,000 UWM Holdings LLC*
6.250%, 03/15/31 601,539
600,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 629,046
Wells Fargo & Co.‡
560,000 7.625%, 09/15/28 , 5 yr. CMT +
3.606% 596,484
545,000 Series BB, 3.900%, 03/15/26 , 5 yr.
CMT + 3.453% 544,575
1,210,000 XHR LP*
6.625%, 05/15/30 1,252,193
72,709,804
Health Care (0.6%)
1,842,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 1,820,817
CHS/Community Health Systems,
Inc.*
720,000 10.875%, 01/15/32 777,218
663,000 6.875%, 04/15/29 610,464
2,392,000 6.125%, 04/01/30 1,975,625
149,000 5.250%, 05/15/30 140,553
DaVita, Inc.*
1,375,000 6.875%, 09/01/32 1,415,604
1,326,000 4.625%, 06/01/30 1,278,330
1,395,000 3.750%, 02/15/31 1,282,744
Embecta Corp.*
298,000 6.750%, 02/15/30 289,975
894,000 5.000%, 02/15/30^ 838,089
Encompass Health Corp.
600,000 4.750%, 02/01/30 597,420
600,000 4.500%, 02/01/28 597,528
681,000 IQVIA, Inc.*
6.250%, 06/01/32 709,003
Medline Borrower LP*
1,789,000 5.250%, 10/01/29 1,792,721
1,480,000 3.875%, 04/01/29 1,449,112
2,200,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 1,999,470
Tenet Healthcare Corp.
1,575,000 6.875%, 11/15/31 1,726,058
907,000 5.500%, 11/15/32* 917,041
PRINCIPAL
AMOUNT a a VALUE a
1,520,000 Teva Pharmaceutical Finance
Netherlands III BV^
5.125%, 05/09/29 $ 1,537,359
21,755,131
Industrials (1.0%)
1,357,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 1,405,472
1,355,000 ACCO Brands Corp.*^
4.250%, 03/15/29 1,255,719
Arcosa, Inc.*
605,000 6.875%, 08/15/32 638,396
670,000 4.375%, 04/15/29 658,355
Bombardier, Inc.*
600,000 8.750%, 11/15/30 642,870
376,000 7.250%, 07/01/31 399,726
450,000 7.000%, 06/01/32 473,265
300,000 6.750%, 06/15/33 315,570
1,191,000 BWX Technologies, Inc.*
4.125%, 04/15/29 1,169,431
1,900,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 1,969,749
310,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 311,807
270,417 Delta Air Lines, Inc./SkyMiles IP
Ltd.*
4.750%, 10/20/28 272,507
Deluxe Corp.*
305,000 8.125%, 09/15/29 320,573
1,565,000 8.000%, 06/01/29 1,592,841
EnerSys*
600,000 6.625%, 01/15/32 622,074
575,000 4.375%, 12/15/27 572,459
EquipmentShare.com, Inc.*
755,000 8.625%, 05/15/32 807,609
450,000 8.000%, 03/15/33 475,047
Graphic Packaging International
LLC*
750,000 4.750%, 07/15/27 749,280
551,000 3.500%, 03/01/29 526,365
1,303,000 Great Lakes Dredge & Dock Corp.*
5.250%, 06/01/29 1,283,455
Herc Holdings, Inc.*
605,000 7.250%, 06/15/33 640,707
605,000 7.000%, 06/15/30 635,220
600,000 6.625%, 06/15/29 621,294
900,000 JELD-WEN, Inc.*^
7.000%, 09/01/32 570,051
1,940,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 1,930,533
722,000 Moog, Inc.*
4.250%, 12/15/27 718,823
1,140,000 Novelis Corp.*
4.750%, 01/30/30 1,106,142
1,210,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 1,255,351
Sealed Air Corp.*
300,000 6.500%, 07/15/32 311,961
298,000 5.000%, 04/15/29 300,199

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Sealed Air Corp./Sealed Air Corp.
U.S.*
300,000 7.250%, 02/15/31 $ 313,002
933,000 6.125%, 02/01/28 948,152
402,000 Sensata Technologies BV*
4.000%, 04/15/29 393,735
593,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 556,643
Standard Building Solutions, Inc.*
305,000 6.500%, 08/15/32 314,818
907,000 6.250%, 08/01/33 927,444
100,000 Stanley Black & Decker, Inc.‡
6.707%, 03/15/60 , 5 yr. CMT +
2.657% 99,191
1,210,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 1,279,079
TransDigm, Inc.*
450,000 7.125%, 12/01/31 472,032
1,295,000 6.875%, 12/15/30 1,349,662
900,000 6.750%, 08/15/28 916,344
298,000 6.625%, 03/01/32 308,969
261,596 United Airlines Pass-Through Trust
Series 2019-2, Class B
3.500%, 05/01/28 255,333
905,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 934,711
Williams Scotsman, Inc.*
450,000 6.625%, 06/15/29 465,561
703,000 4.625%, 08/15/28 701,032
34,788,559
Information Technology (0.5%)
Block, Inc.*
302,000 6.000%, 08/15/33 308,547
615,000 5.625%, 08/15/30 626,464
605,000 CACI International, Inc.*
6.375%, 06/15/33 629,121
930,000 Cloud Software Group, Inc.*
6.625%, 08/15/33 892,335
692,000 Coherent Corp.*
5.000%, 12/15/29 690,000
105,000 Dell International LLC/EMC Corp.
6.020%, 06/15/26 105,343
Fair Isaac Corp.*
454,000 6.000%, 05/15/33 462,517
586,000 4.000%, 06/15/28 576,665
1,315,000 KBR, Inc.*
4.750%, 09/30/28 1,299,957
886,000 ON Semiconductor Corp.*
3.875%, 09/01/28 868,360
600,000 Open Text Corp.*
6.900%, 12/01/27 619,902
Open Text Holdings, Inc.*
305,000 4.125%, 02/15/30 283,659
772,000 4.125%, 12/01/31 694,391
1,645,000 TTM Technologies, Inc.*
4.000%, 03/01/29 1,599,220
Twilio, Inc.
298,000 3.875%, 03/15/31 281,974
PRINCIPAL
AMOUNT a a VALUE a
830,000 3.625%, 03/15/29 $ 796,808
755,000 UKG, Inc.*
6.875%, 02/01/31 755,362
1,780,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 1,699,811
548,674 Wolfspeed, Inc.
7.000%, 06/15/31 448,184
1,200,000 Zebra Technologies Corp.*
6.500%, 06/01/32 1,238,628
1,050,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 960,267
15,837,515
Materials (0.6%)
1,210,000 Avient Corp.*
6.250%, 11/01/31 1,244,618
1,310,000 Capstone Copper Corp.*
6.750%, 03/31/33 1,360,055
Celanese U.S. Holdings LLC
610,000 7.379%, 07/15/32 637,194
605,000 7.375%, 02/15/34 616,555
1,208,000 Century Aluminum Co.*
6.875%, 08/01/32 1,252,684
1,030,000 Chemours Co.*^
8.000%, 01/15/33 1,033,450
2,185,000 Clearwater Paper Corp.*
4.750%, 08/15/28 2,077,061
450,000 Constellium SE*
6.375%, 08/15/32 465,660
2,425,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 1,955,326
1,210,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 1,263,797
1,215,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 1,226,433
1,200,000 Knife River Corp.*
7.750%, 05/01/31 1,251,828
Mercer International, Inc.
530,000 12.875%, 10/01/28*^ 389,317
1,266,000 5.125%, 02/01/29 787,224
1,210,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 1,250,269
1,328,000 Silgan Holdings, Inc.
4.125%, 02/01/28 1,316,898
1,210,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 1,217,139
1,210,000 Terex Corp.*
6.250%, 10/15/32 1,240,310
507,881 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*
7.625%, 05/03/29 12,997
1,220,000 WR Grace Holdings LLC*
6.625%, 08/15/32 1,214,791
21,813,606

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Other (0.6%)
930,000 1261229 BC Ltd.*
10.000%, 04/15/32 $ 955,454
1,200,000 Alumina Pty. Ltd.*
6.375%, 09/15/32 1,248,516
985,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.000%, 12/31/32 1,030,320
457,984 Claritev Corp. Series B*
6.750%, 03/31/31 360,122
250,000 Compeer Financial ACA Series
QIB*‡
7.875%, 02/15/31 , 5 yr. CMT +
4.155% 258,517
1,210,000 DBR Land Holdings LLC*
6.250%, 12/01/30 1,240,407
EchoStar Corp.
2,135,045 10.750%, 11/30/29 2,342,080
1,268,771 6.750%, 11/30/30 1,291,114
1,210,000 Enerflex, Inc.*
6.875%, 01/15/31 1,252,253
405,000 Everest Reinsurance Holdings, Inc.‡
6.498%, 05/15/37 , 3 mo. USD
Term SOFR + 2.647% 385,690
625,000 Gen Digital, Inc.*
6.750%, 09/30/27 631,319
310,000 Genmab AS/Genmab Finance LLC*
6.250%, 12/15/32 318,311
605,000 Graham Holdings Co.*
5.625%, 12/01/33 610,542
1,590,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 1,666,066
900,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 938,520
1,210,000 New Gold, Inc.*
6.875%, 04/01/32 1,287,646
775,000 Reinsurance Group of America,
Inc.‡
6.650%, 09/15/55 , 5 yr. CMT +
2.392% 800,304
1,210,000 Rfna LP*
7.875%, 02/15/30 1,219,922
1,245,000 SM Energy Co.*^
7.000%, 08/01/32 1,248,934
605,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 631,904
19,717,941
Real Estate (0.1%)
605,000 Forestar Group, Inc.*
6.500%, 03/15/33 619,810
780,000 Global Net Lease, Inc.*
4.500%, 09/30/28 764,213
PRINCIPAL
AMOUNT a a VALUE a
867,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 $ 844,892
2,228,915
Special Purpose Acquisition Companies (0.1%)
300,000 Clydesdale Acquisition Holdings,
Inc.*
6.750%, 04/15/32 302,739
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
1,810,000 6.750%, 01/15/30 1,711,608
596,000 4.625%, 01/15/29 577,155
2,591,502
Utilities (0.3%)
245,000 Algonquin Power & Utilities Corp.‡
4.750%, 01/18/82 , 5 yr. CMT +
3.249% 242,925
American Electric Power Co., Inc.‡
80,000 7.050%, 12/15/54 , 5 yr. CMT +
2.750% 83,786
80,000 6.950%, 12/15/54 , 5 yr. CMT +
2.675% 85,915
85,000 3.875%, 02/15/62 , 5 yr. CMT +
2.675% 83,794
CenterPoint Energy, Inc.‡
75,000 Series A, 7.000%, 02/15/55 , 5 yr.
CMT + 3.254% 78,607
75,000 Series B, 6.850%, 02/15/55^ , 5 yr.
CMT + 2.946% 79,549
760,000 6.700%, 05/15/55 , 5 yr. CMT +
2.586% 780,611
235,000 CMS Energy Corp.‡
4.750%, 06/01/50 , 5 yr. CMT +
4.116% 232,222
Dominion Energy, Inc.‡
162,000 Series A, 6.875%, 02/01/55^ , 5
yr. CMT + 2.386% 168,746
760,000 6.625%, 05/15/55^ , 5 yr. CMT
+ 2.207% 782,116
133,000 Series C, 4.350%, 01/15/27 , 5 yr.
CMT + 3.195% 132,191
1,525,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 1,595,242
225,000 Emera, Inc. Series 16-A‡
6.750%, 06/15/76 , 3 mo. USD
LIBOR + 5.440% 226,589
1,150,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 1,204,061
1,070,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 1,100,698
National Rural Utilities Cooperative
Finance Corp.‡
288,000 7.125%, 09/15/53 , 5 yr. CMT +
3.533% 302,328
150,000 5.250%, 04/20/46 , 3 mo. USD
LIBOR + 3.630% 150,068

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
NextEra Energy Capital Holdings,
Inc.‡
160,000 6.750%, 06/15/54 , 5 yr. CMT +
2.457% $ 170,227
155,000 6.700%, 09/01/54 , 5 yr. CMT +
2.364% 160,140
160,000 3.800%, 03/15/82 , 5 yr. CMT +
2.547% 157,374
1,064,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 1,108,762
591,000 PPL Capital Funding, Inc. Series A‡
6.612%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 585,988
80,000 Sempra‡
6.400%, 10/01/54 , 5 yr. CMT +
2.632% 81,009
95,000 Southern Co. Series 21-A‡
3.750%, 09/15/51 , 5 yr. CMT +
2.915% 94,257
Vistra Corp.*‡
340,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 346,627
625,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 634,612
10,668,444
TOTAL CORPORATE BONDS
(Cost $404,882,261)
403,053,108
U.S. GOVERNMENT AND AGENCY SECURITIES (0.0%)
Other (0.0%)
Farm Credit Bank of Texas‡
250,000 7.750%, 06/15/29 , 5 yr. CMT +
3.291% 262,169
1,020,000 7.000%, 09/15/30 , 5 yr. CMT +
3.010% 1,059,871
TOTAL U.S. GOVERNMENT AND
AGENCY SECURITIES
(Cost $1,278,092)
1,322,040
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (93.7%)
Communication Services (11.3%)
622,250 Alphabet, Inc. - Class Aµ 210,320,500
264,885 AT&T, Inc.^ 6,942,636
20,533 Audacy, Inc.# 102,665
8,434 Cumulus Media, Inc. - Class A# 675
142,710 Meta Platforms, Inc. - Class A^µ 102,251,715
323,600 Netflix, Inc.# 27,017,364
25,095 Optimum Communications, Inc. -
Class A#^ 38,395
205,085 EUR Orange SA 3,812,534
83,385 T-Mobile U.S., Inc. 16,444,356
14,866 Uber Technologies, Inc.# 1,190,023
118,650 Walt Disney Co. 13,383,720
381,504,583
NUMBER OF
SHARES b b VALUE b
Consumer Discretionary (11.1%)
646,610 Amazon.com, Inc.#^µ $ 154,733,773
3,510 Booking Holdings, Inc. 17,556,458
59,260 Carnival Corp.# 1,778,985
243,463 General Motors Co. 20,450,892
52,240 Home Depot, Inc. 19,568,582
88,865 Lowe's Cos., Inc.^ 23,732,287
50,170 McDonald's Corp. 15,803,550
1,794 Rite Aid Corp.# 1,794
37,380 Royal Caribbean Cruises Ltd.^ 12,135,417
172,710 Starbucks Corp. 15,880,685
182,630 Tesla, Inc.#µ 78,605,778
104,675 TJX Cos., Inc.^ 15,681,362
375,929,563
Consumer Staples (5.2%)
58,750 Altria Group, Inc. 3,641,913
329,140 Coca-Cola Co. 24,622,963
145,515 Colgate-Palmolive Co. 13,138,549
22,270 Costco Wholesale Corp. 20,939,368
187,780 Dollar General Corp. 26,933,286
47,280 Estee Lauder Cos., Inc. - Class A 5,450,438
140,020 Philip Morris International, Inc.^ 25,125,189
136,830 Procter & Gamble Co. 20,766,689
294,815 Walmart, Inc.µ 35,124,259
175,742,654
Energy (4.3%)
475,000 BP PLC ( ADR ) 17,993,000
5,050 Cheniere Energy Partners LP 284,770
57,507 Chevron Corp. 10,172,988
70,935 Energy Transfer LP 1,308,751
33,155 Enterprise Products Partners LP 1,100,414
7,920 EP Energy Corp.# 12,870
278,820 EQT Corp.^ 16,096,279
358,440 Exxon Mobil Corp.^ 50,683,416
153,620 Marathon Petroleum Corp. 27,066,308
296,990 Williams Cos., Inc. 19,975,547
144,694,343
Financials (12.7%)
35,430 Affiliated Managers Group, Inc.^ 11,092,779
59,230 American Express Co. 20,859,029
29,983 Assurant, Inc.^ 7,139,852
693,210 Bank of America Corp. 36,878,772
10,715 Blackrock, Inc.^ 11,989,442
58,055 Capital One Financial Corp. 12,709,981
46,410 Chubb Ltd. 14,366,679
310,915 Citigroup, Inc.^ 35,975,975
42,230 Goldman Sachs Group, Inc.^ 39,502,364
190,495 JPMorgan Chase & Co.^ 58,270,515
72,315 Mastercard, Inc. - Class A 38,962,599
188,325 Morgan Stanley^ 34,425,810
35,515 S&P Global, Inc.^ 18,744,462
151,925 Visa, Inc. - Class A 48,894,023

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
411,130 Wells Fargo & Co. $ 37,203,154
427,015,436
Health Care (10.4%)
238,555 Abbott Laboratories~ 26,074,062
145,970 AbbVie, Inc. 32,552,770
135,825 Boston Scientific Corp.# 12,703,712
202,415 CVS Health Corp. 15,083,966
91,225 Danaher Corp. 19,968,240
59,040 Eli Lilly & Co.µ 61,233,336
34,856 GE HealthCare Technologies, Inc. 2,752,578
19,700 Intuitive Surgical, Inc.# 9,933,134
72,090 IQVIA Holdings, Inc.# 16,591,514
217,145 Johnson & Johnson 49,346,201
297,690 Medtronic PLC 30,650,162
217,650 Merck & Co., Inc. 24,000,265
20,295 Stryker Corp. 7,500,220
46,075 Thermo Fisher Scientific, Inc. 26,659,456
55,360 UnitedHealth Group, Inc. 15,884,445
350,934,061
Industrials (6.6%)
13,794 Ardagh Holdings SA# 108,323
903,775 CSX Corp. 34,126,544
344,635 Delta Air Lines, Inc. 22,708,000
84,595 Emerson Electric Co. 12,432,081
58,710 GE Vernova, Inc.^~ 42,645,183
65,790 General Electric Co. 20,183,714
27,670 Parker-Hannifin Corp.~ 25,894,693
40,775 Quanta Services, Inc. 19,353,038
127,815 RTX Corp. 25,681,868
89,065 Union Pacific Corp. 20,939,182
224,072,626
Information Technology (28.3%)
860,785 Apple, Inc.^µ 223,356,492
15,460 AppLovin Corp. - Class A# 7,314,281
299,730 Broadcom, Inc.^ 99,300,549
247,515 Cisco Systems, Inc.^ 19,385,375
20,240 Intuit, Inc. 10,098,141
176,335 Lam Research Corp. 41,167,169
100,410 Micron Technology, Inc.^ 41,658,101
443,640 Microsoft Corp.^µ 190,893,856
1,520,000 Nokia Oyj ( ADR )^ 9,773,600
1,287,510 NVIDIA Corp.^ 246,081,786
23,830 NXP Semiconductors NV 5,388,916
39,705 Oracle Corp.^ 6,534,649
140,175 Palantir Technologies, Inc. - Class
A#~ 20,548,253
62,590 Salesforce, Inc.^ 13,287,231
163,125 ServiceNow, Inc.# 19,087,256
45,414 Wolfspeed, Inc.# 711,183
954,586,838
Materials (2.6%)
326,615 Freeport-McMoRan, Inc. 19,672,021
56,835 Linde PLC 25,971,890
NUMBER OF
SHARES b b VALUE b
78,355 Sherwin-Williams Co. $ 27,787,817
50,490 Vulcan Materials Co. 15,174,265
88,605,993
Real Estate (0.4%)
70,930 American Tower Corp. 12,716,330
Special Purpose Acquisition Companies (0.0%)
52,650 Walgreens Boots Alliance, Inc.# 39,487
Utilities (0.8%)
149,499 NextEra Energy, Inc. 13,140,962
88,540 Vistra Corp. 14,020,309
27,161,271
TOTAL COMMON STOCKS
(Cost $1,725,190,824)
3,163,003,185
CONVERTIBLE PREFERRED STOCKS (4.3%)
Financials (0.5%)
140,040
ARES Management Corp.
6.750%, 10/01/27 6,698,113
208,780
KKR & Co., Inc.
6.250%, 03/01/28 10,217,693
16,915,806
Health Care (0.2%)
21,535
Bruker Corp.
6.375%, 09/01/28#
7,469,415
Industrials (1.6%)
513,410
Boeing Co.
6.000%, 10/15/27 38,361,995
225,300
QXO, Inc.
5.500%, 05/15/28 14,272,755
52,634,750
Information Technology (0.7%)
355,315
Microchip Technology, Inc.
7.500%, 03/15/28
23,749,255
Materials (0.4%)
203,820
Albemarle Corp.
7.250%, 03/01/27
14,132,879
Utilities (0.9%)#
84,885
CenterPoint Energy, Inc.
(Warner Media LLC, Charter
Communications Time, Inc.)^§
3.369%, 09/15/29 3,116,553
545,000
Southern Co.
7.125%, 12/15/28 27,931,250
31,047,803
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $130,803,764)
145,949,908

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (4.1%)
Other (4.1%)
1,911,795 Invesco Senior Loan ETF^ $ 39,650,628
168,310 iShares Biotechnology ETF^ 29,021,693
84,565 iShares Russell 2000 ETF^ 21,957,302
812,805
State Street Blackstone Senior
Loan ETF 33,292,493
12,665
State Street SPDR Bloomberg High
Yield Bond ETF^ 1,238,890
487,655
VanEck J. P. Morgan EM Local
Currency Bond ETF^ 12,825,327
137,986,333
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $133,687,268)
137,986,333
PREFERRED STOCKS (0.2%)
Communication Services (0.1%)
3,800
Array Digital Infrastructure, Inc.
6.250%, 09/01/69 79,458
AT&T, Inc.µ
8,482 4.750%, 03/01/26 163,703
3,485 5.350%, 11/01/66 78,273
47,842
Qwest Corp.
6.500%, 09/01/56 916,653
Telephone & Data Systems, Inc.
8,086 6.000%, 09/30/26 163,984
11,183 6.625%, 03/31/26 247,480
T-Mobile USA, Inc.µ
13,961 5.500%, 03/01/70 319,567
930 5.500%, 06/01/70 21,325
15,235 6.250%, 09/01/69# 383,160
2,373,603
Consumer Discretionary (0.0%)
Ford Motor Co.µ
7,860 6.200%, 06/01/59 172,606
2,764 6.500%, 08/15/62 63,019
2,230
QVC Group, Inc.
8.000%, 03/15/31 8,340
4,100
QVC, Inc.^
6.250%, 11/26/68 34,030
277,995
Financials (0.1%)
Affiliated Managers Group, Inc.µ
7,250 5.875%, 03/30/59 155,875
5,813 6.750%, 03/30/64 141,256
Annaly Capital Management, Inc.µ
3,250 8.875%, 09/30/30 85,637
5,970 8.915%, 03/02/26 154,444
9,294
Arch Capital Group Ltd.µ
4.550%, 06/11/26 165,433
4,450
Bread Financial Holdings, Inc.#^
8.625%, 12/15/30 109,381
2,515
Capital One Financial Corp.µ
4.800%, 06/01/26 46,377
NUMBER OF
SHARES b b VALUE b
3,100
Citigroup, Inc.#
6.250%, 02/15/31†† $ 77,779
11,953
CNO Financial Group, Inc.µ
5.125%, 11/25/60 230,334
5,400
Comerica, Inc.
6.875%, 10/01/30 139,050
3,517
Cullen/Frost Bankers, Inc.µ
4.450%, 03/15/26 62,163
4,000
Fifth Third Bancorpµ
4.950%, 03/31/26 79,480
3,300
First Citizens BancShares, Inc.#
6.625%, 03/15/31†† 82,104
1,450
KeyCorpµ
5.625%, 03/15/26 31,799
3,300
M&T Bank Corp.#µ
6.350%, 12/15/30 83,919
765
Northern Trust Corp.µ
4.700%, 04/01/26 15,048
3,650
RenaissanceRe Holdings Ltd.µ
5.750%, 03/01/26 81,614
8,314
Selective Insurance Group, Inc.µ
4.600%, 03/02/26 141,504
5,900
UMB Financial Corp.µ
7.750%, 07/15/30 159,831
3,125
W.R. Berkley Corp.µ
5.100%, 12/30/59 65,062
4,270
WesBanco, Inc.^
7.375%, 10/01/30 109,312
6,400
Wintrust Financial Corp.µ
7.875%, 07/15/30 170,048
2,387,450
Real Estate (0.0%)
Brookfield Property Partners LPµ
8,773 5.750%, 03/01/26 121,769
5,000 6.375%, 03/01/26 75,050
1,735
EPR Propertiesµ
5.750%, 03/01/26 35,793
Global Net Lease, Inc.^
2,271 6.875%, 03/01/26 51,893
4,851 7.500%, 03/01/26 119,771
2,559
Kimco Realty Corp.µ
5.250%, 03/01/26 52,818
457,094
Utilities (0.0%)
6,000
Brookfield Renewable Partners LP
5.250%, 02/24/26 107,760
3,175
DTE Energy Co.µ
5.250%, 12/01/77 70,993
178,753
TOTAL PREFERRED STOCKS
(Cost $5,809,009)
5,674,895

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
SHARES b b VALUE b
WARRANTS (0.0%)#
Communication Services (0.0%)
3,672 Audacy Capital Corp.
09/30/28, Strike $1.00 $ —
612 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
51,723 Mcdermott International Ltd.
06/30/27, Strike $12.33 5
57,470 Mcdermott International Ltd.
06/30/27, Strike $15.98 6
16,676 Tidewater, Inc.
11/14/42, Strike $1.00 2
13
TOTAL WARRANTS
(Cost $369,524)
13
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.2%)#
Consumer Discretionary (0.0%)
1,400
8,653,400
NIKE, Inc. Call, 06/18/26, Strike
$67.50 444,500
Energy (0.1%)
1,200
6,927,600
EQT Corp. Call, 06/18/26, Strike
$60.00 579,000
Information Technology (0.0%)
320
5,266,560
Oracle Corp. Call, 06/18/26, Strike
$230.00 212,800
Other (0.1%)
1,350
83,952,450
Invesco QQQ Trust Series 1 Put,
03/20/26, Strike $620.00 2,196,450
245
64,036,704
Russell 2000® Index Call,
04/30/26, Strike $2,760.00 1,357,300
3,553,750
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $5,883,762)
4,790,050
TOTAL INVESTMENTS (138.6%)
(Cost $3,092,749,758)
4,676,278,366
MANDATORY REDEEMABLE PREFERRED SHARES, AT
LIQUIDATION VALUE (-9.6%)
(323,000,000)
LIABILITIES, LESS OTHER ASSETS (-29.0%)
(979,069,555)
NET ASSETS (100.0%) $ 3,374,208,811
EXCHANGE-TRADED WRITTEN OPTIONS  (0.0%)#
Consumer Discretionary (0.0%)
(1,400)
(8,653,400)
NIKE, Inc. Put, 06/18/26, Strike
$52.50 (254,100)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Energy (0.0%)
(1,200)
(6,927,600)
EQT Corp. Put, 06/18/26, Strike
$50.00 $ (273,600)
Industrials (0.0%)
(200)
(14,527,400)
GE Vernova, Inc. Call, 02/20/26,
Strike $770.00 (283,000)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $1,019,653) $ (810,700)
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at January 31,
2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
@ In default status and considered non-income producing.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
†† When-issued security.
^ Security, or portion of security, is on loan.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $717,025,910.
# Non-income producing security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $27,177,200.
FOREIGN CURRENCY ABBREVIATION
EUR European Monetary Unit
ABBREVIATION
ADR American Depositary Receipt
SOFR Secured Overnight Financing Rate
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

Calamos Strategic Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 933,884 $ — $ 933,884
Bank Loans 102 — 124,209,299 — 124,209,299
Convertible Bonds 48 — 689,355,651 — 689,355,651
Corporate Bonds 492 — 403,053,108 — 403,053,108
U.S. Government and Agency Securities 2 — 1,322,040 — 1,322,040
Common Stocks 106 3,159,151,164 3,852,021 — 3,163,003,185
Convertible Preferred Stocks 9 142,833,355 3,116,553 — 145,949,908
Exchange-Traded Funds 6 137,986,333 — — 137,986,333
Preferred Stocks 43 5,674,895 — — 5,674,895
Warrants 5 13 — — 13
Exchange-Traded Purchased Options 5 4,790,050 — — 4,790,050
Total $ 3,450,435,810 $ 1,225,842,556 $ — $ 4,676,278,366
Liabilities: — — — —
Exchange-Traded Written Options 3 $ 810,700 $ — $ — $ 810,700
Total $ 810,700 $ — $ — $ 810,700

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.0%)
Other (0.0%)
215,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $206,997) $ 210,246
BANK LOANS (2.4%)i
Airlines (0.0%)
148,412
United Airlines, Inc.‡
2024 1st Lien Term Loan B,
5.673%, 02/22/31 1 mo. USD
Term SOFR + 2.000% 148,844
Communication Services (0.3%)
197,290
Altice France SA‡
2025 USD Term Loan B14,
10.547%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 200,660
109,774
Audacy Capital Corp.‡
2024 Term Loan B,
9.786%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 83,268
12,316
Audacy Capital Corp.‡
2024 Term Loan A,
10.786%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 12,239
128,367
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.922%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 128,166
125,611
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.786%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 125,903
22,456
DirecTV Financing LLC‡
Term Loan,
8.928%, 08/02/27 3 mo. USD
Term SOFR + 5.000% 22,521
94,615
DirecTV Financing LLC‡
2024 Term Loan,
9.178%, 08/02/29 3 mo. USD
Term SOFR + 5.250% 94,885
5,207
Gray Television, Inc.‡
2024 Term Loan B,
8.950%, 06/04/29 1 mo. USD
Term SOFR + 5.250% 5,215
65,000
iHeartCommunications, Inc.!
2024 Term Loan,
0.000%, 05/01/29 59,656
239,395
iHeartCommunications, Inc.‡
2024 Term Loan,
9.561%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 219,711
260,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.922%, 03/29/32 1 mo. USD
Term SOFR + 3.250% 260,715
PRINCIPAL
AMOUNT a a VALUE a
133,988
Sinclair Television Group, Inc.‡
2025 Term Loan B6,
7.234%, 12/31/29 1 mo. USD
Term SOFR + 3.300% $ 116,234
156,098
TripAdvisor, Inc.‡
Term Loan,
6.422%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 152,050
260,000
Versant Media Group, Inc.‡
Term Loan B,
7.161%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 260,325
1,741,548
Consumer Discretionary (0.5%)
138,950
American Airlines, Inc.‡
2025 Term Loan B,
6.918%, 05/28/32 3 mo. USD
Term SOFR + 3.250% 139,384
260,000
American Axle and Manufacturing,
Inc.!
2025 Incremental Term Loan C,
0.000%, 02/24/32 260,975
260,000
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.922%, 09/12/32 3 mo. USD
Term SOFR + 3.250% 260,812
130,000
Boots Group Bidco Ltd.‡
USD Term Loan,
7.206%, 08/30/32 3 mo. USD
Term SOFR + 3.500% 130,623
154,071
Caesars Entertainment, Inc.‡
Term Loan B,
5.922%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 153,446
168,300
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.667%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 134,605
209,475
Clarios Global LP‡
2025 USD Term Loan B,
6.422%, 01/28/32 1 mo. USD
Term SOFR + 2.750% 210,064
253,725
Flutter Financing BV‡
2025 Term Loan B,
5.672%, 06/04/32 3 mo. USD
Term SOFR + 2.000% 253,618
257,407
Life Time Fitness, Inc.‡
2025 Term Loan,
5.688%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 258,721
187,593
Light & Wonder International, Inc.‡
2026 Term Loan B,
5.671%, 04/16/29 1 mo. USD
Term SOFR + 2.000% 187,593
113,275
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.172%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 114,797

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
255,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.671%, 08/18/32 1 mo. USD
Term SOFR + 4.000% $ 255,223
255,450
Station Casinos LLC‡
2024 Term Loan B,
5.672%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 255,978
260,000
Voyager Parent, LLC!
Repriced Term Loan B,
0.000%, 07/01/32 260,017
260,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.411%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 260,298
259,574
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.422%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 260,548
3,396,702
Consumer Staples (0.4%)
277,106
Amneal Pharmaceuticals LLC‡
2025 Term Loan B,
7.172%, 08/01/32 1 mo. USD
Term SOFR + 3.500% 278,491
129,350
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.172%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 129,350
192,563
B&G Foods, Inc.‡
2024 Term Loan B,
7.172%, 10/10/29 1 mo. USD
Term SOFR + 3.500% 183,737
283,787
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.422%, 01/15/31 1 mo. USD
Term SOFR + 2.750% 286,270
100,000
Bausch Health Cos., Inc.!
2025 Term Loan B,
0.000%, 10/08/30 97,750
278,600
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.922%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 272,332
23,112
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.417%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 23,103
259,350
Opal Bidco SAS‡
USD Term Loan B4,
6.686%, 04/28/32 3 mo. USD
Term SOFR + 3.000% 259,648
329,434
Star Parent, Inc.‡
Term Loan B,
7.672%, 09/27/30 3 mo. USD
Term SOFR + 4.000% 330,022
258,700
Team Health Holdings, Inc.‡
2025 Term Loan B,
8.167%, 06/30/28 3 mo. USD
Term SOFR + 4.500% 259,367
PRINCIPAL
AMOUNT a a VALUE a
125,830
United Natural Foods, Inc.‡
2024 Term Loan,
8.422%, 05/01/31 1 mo. USD
Term SOFR + 4.750% $ 126,800
203,116
Veritiv Corp.‡
Term Loan B,
7.672%, 12/02/30 3 mo. USD
Term SOFR + 4.000% 199,333
2,446,203
Energy (0.1%)
187,806
New Fortress Energy, Inc.@‡
2025 Incremental Term Loan B,
9.238%, 10/30/28 3 mo. USD
Term SOFR + 5.500% 75,311
380,120
Par Petroleum LLC‡
2025 Term Loan B,
6.955%, 02/28/30 3 mo. USD
Term SOFR + 3.250% 381,465
456,776
Financials (0.3%)
196,513
Acrisure LLC‡
2025 Term Loan B,
6.922%, 06/21/32 1 mo. USD
Term SOFR + 3.250% 196,717
250,000
Advisor Group, Inc.‡
2025 Term Loan,
6.595%, 07/30/32 6 mo. USD
Term SOFR + 3.000% 248,501
201,437
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.169%, 12/29/31 3 mo. USD
Term SOFR + 2.500% 200,619
177,257
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.172%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 176,521
321,750
Dragon Buyer, Inc.‡
Term Loan B,
6.422%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 317,529
218,425
HUB International Ltd.‡
2025 Term Loan B,
5.920%, 06/20/30 3 mo. USD
Term SOFR + 2.250% 218,703
191,100
Iron Mountain, Inc.‡
2023 Term Loan B,
5.672%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 189,845
180,528
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.922%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 181,254
1,729,689
Health Care (0.0%)
279,099
Padagis LLC‡
Term Loan B,
8.658%, 07/06/28 3 mo. USD
Term SOFR + 4.750% 256,073

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Industrials (0.4%)
259,564
ACProducts, Inc.‡
2021 Term Loan B,
8.184%, 05/17/28 3 mo. USD
Term SOFR + 4.250% $ 223,513
259,350
Blackfin Pipeline LLC‡
Term Loan B,
6.672%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 261,403
259,025
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.422%, 09/08/32 1 mo. USD
Term SOFR + 2.750% 259,157
200,000
Columbus McKinnon Corp.!
2026 Term Loan B,
0.000%, 01/21/33 199,000
346,879
EMRLD Borrower LP‡
2024 Term Loan B,
6.122%, 08/04/31 6 mo. USD
Term SOFR + 2.250% 346,870
256,113
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.422%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 256,450
258,050
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.922%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 258,325
516,460
TransDigm, Inc.‡
2023 Term Loan J,
6.172%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 516,803
2,321,521
Information Technology (0.2%)
364,953
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.822%, 07/30/31 3 mo. USD
Term SOFR + 3.000% 352,180
265,615
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.422%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 245,693
104,143
Coherent Corp.‡
2025 Term Loan B2,
5.422%, 07/02/29 1 mo. USD
Term SOFR + 1.750% 104,664
441,937
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.422%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 423,570
197,809
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.672%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 198,033
128,378
UKG, Inc.‡
2024 Term Loan B,
6.167%, 02/10/31 3 mo. USD
Term SOFR + 2.500% 125,463
1,449,603
PRINCIPAL
AMOUNT a a VALUE a
Materials (0.1%)
407,776
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.922%, 02/18/30 1 mo. USD
Term SOFR + 3.250% $ 295,637
189,840
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.584%, 05/03/28 3 mo. USD
Term SOFR + 2.500% 21,086
316,723
Other (0.1%)
115,000
Connect Finco SARL!
2024 Extended Term Loan B,
0.000%, 09/27/29 114,856
184,530
Connect Finco SARL‡
2024 Extended Term Loan B,
8.172%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 184,300
130,000
Windstream Services LLC‡
2024 Term Loan B,
8.522%, 10/01/31 1 mo. USD
Term SOFR + 4.750% 131,138
430,294
Special Purpose Acquisition Companies (0.0%)
113,867
Clydesdale Acquisition Holdings,
Inc.‡
Term Loan B,
6.847%, 04/13/29 1 mo. USD
Term SOFR + 3.175% 113,488
TOTAL BANK LOANS
(Cost $15,322,247)
14,807,464
CONVERTIBLE BONDS (108.8%)
Communication Services (12.3%)
AST SpaceMobile, Inc.*
1,750,000 2.375%, 10/15/32 3,190,057
3,750,000 2.000%, 01/15/36 5,126,775
4,000,000 IMAX Corp.*
0.750%, 11/15/30 4,279,160
7,750,000 Liberty Media Corp.-Liberty Formula
One
2.250%, 08/15/27 9,056,495
7,250,000 Live Nation Entertainment, Inc.µ
2.875%, 01/15/30 7,709,215
10,500,000 Lyft, Inc.*µ
0.000%, 09/15/30 11,101,020
14,000,000 Snap, Inc.µ
0.500%, 05/01/30 12,074,300
12,000,000 Uber Technologies, Inc. Series 2028
0.875%, 12/01/28 15,376,920
8,257,000 Uber Technologies, Inc. (Aurora
Innovation, Inc.)*§µ
0.000%, 05/15/28 8,301,588
76,215,530
Consumer Discretionary (9.3%)
15,725,000 Alibaba Group Holding Ltd.*^
0.000%, 09/15/32 17,592,501

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
11,000,000 DoorDash, Inc.*µ
0.000%, 05/15/30 $ 11,024,970
3,500,000 Etsy, Inc.*µ
1.000%, 06/15/30 3,500,280
2,000,000 Freshpet, Inc.^
3.000%, 04/01/28 2,482,840
3,000,000 Lucid Group, Inc.*
5.000%, 04/01/30 1,754,250
3,750,000 NCL Corp. Ltd.*µ
0.750%, 09/15/30 3,659,325
10,000,000 Rivian Automotive, Inc.µ
4.625%, 03/15/29 10,574,300
3,000,000 Wayfair, Inc.
3.500%, 11/15/28 7,062,570
57,651,036
Consumer Staples (0.8%)
1,575,000 KalVista Pharmaceuticals, Inc.*
3.250%, 10/01/31 1,991,351
3,500,000 Oddity Finance LLC*
0.000%, 06/15/30 2,912,175
4,903,526
Energy (1.5%)
2,750,000 Energy Fuels, Inc.*^
0.750%, 11/01/31 3,770,663
4,750,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 5,614,832
9,600,000 SunEdison, Inc.*@
0.000%, 01/15/20 38,400
9,423,895
Financials (4.9%)
3,750,000 Affirm Holdings, Inc.µ
0.750%, 12/15/29 3,881,925
6,250,000 Barclays Bank PLC (Microsoft Corp.)
Series MSFT§
1.000%, 02/16/29 6,454,188
Coinbase Global, Inc.µ
3,750,000 0.250%, 04/01/30 3,685,463
9,500,000 0.000%, 10/01/32* 8,118,035
4,750,000 Galaxy Digital Holdings LP*µ
0.500%, 05/01/31 4,139,007
3,500,000 WisdomTree, Inc.*
4.625%, 08/15/30 4,087,405
30,366,023
Health Care (10.5%)
3,750,000 Alnylam Pharmaceuticals, Inc.*µ
0.000%, 09/15/28 3,507,600
4,750,000 Alphatec Holdings, Inc.*
0.750%, 03/15/30 5,801,745
1,571,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 1,770,438
Bridgebio Pharma, Inc.*
2,250,000 1.750%, 03/01/31 3,940,920
1,064,000 0.750%, 02/01/33 1,086,876
1,483,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 1,775,121
4,000,000 Guardant Health, Inc.*
0.000%, 05/15/33 4,760,040
PRINCIPAL
AMOUNT a a VALUE a
7,750,000 Halozyme Therapeutics, Inc.*
0.875%, 11/15/32 $ 8,150,752
7,750,000 Ionis Pharmaceuticals, Inc.*^
0.000%, 12/01/30 8,587,078
Jazz Investments I Ltd.
3,250,000 3.125%, 09/15/30 4,251,617
1,250,000 2.000%, 06/15/26 1,381,825
2,439,000 Lantheus Holdings, Inc.µ
2.625%, 12/15/27 2,790,948
3,500,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 4,187,960
2,500,000 Merit Medical Systems, Inc.*
3.000%, 02/01/29 2,897,725
3,750,000 Repligen Corp.µ
1.000%, 12/15/28 3,997,537
1,750,000 Tempus AI, Inc.*
0.750%, 07/15/30 1,899,818
3,875,000 Zoetis, Inc.*
0.250%, 06/15/29 3,964,978
64,752,978
Industrials (9.6%)
7,500,000 AeroVironment, Inc.^
0.000%, 07/15/30 8,868,225
14,500,000 Bloom Energy Corp.*
0.000%, 11/15/30 16,370,065
15,500,000 BWX Technologies, Inc.*
0.000%, 11/01/30 16,071,485
4,250,000 Fluor Corp.
1.125%, 08/15/29 5,261,245
4,000,000 JBT Marel Corp.*
0.375%, 09/15/30 4,300,760
4,000,000 Joby Aviation, Inc.††
0.750%, 02/15/32 4,099,920
3,500,000 Tetra Tech, Inc.^
2.250%, 08/15/28 4,073,755
59,045,455
Information Technology (50.9%)
5,500,000 Advanced Energy Industries, Inc.~
2.500%, 09/15/28 10,687,710
11,750,000 Akamai Technologies, Inc.*^
0.250%, 05/15/33 14,265,558
2,750,000 Alkami Technology, Inc.*
1.500%, 03/15/30 2,732,923
7,500,000 Bill Holdings, Inc.µ
0.000%, 04/01/30 6,724,125
4,631,000 Check Point Software Technologies
Ltd.*
0.000%, 12/15/30 4,572,047
7,000,000 Cipher Mining, Inc.*
0.000%, 10/01/31 8,984,990
8,704,000 Cloudflare, Inc.*µ
0.000%, 06/15/30 9,145,467
3,750,000 Commvault Systems, Inc.*µ
0.000%, 09/15/30 3,166,913
13,500,000 CyberArk Software Ltd.*
0.000%, 06/15/30 14,210,640

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
2,000,000 Cytokinetics, Inc.*µ
1.750%, 10/01/31 $ 2,536,080
11,000,000 Datadog, Inc.µ
0.000%, 12/01/29 10,840,060
7,250,000 Guidewire Software, Inc.µ
1.250%, 11/01/29 7,044,680
13,000,000 IREN Ltd.*^
0.000%, 07/01/31 12,029,160
3,250,000 Itron, Inc.
1.375%, 07/15/30 3,464,890
3,750,000 Life360, Inc.*
0.000%, 06/01/30 3,955,312
11,500,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 26,112,935
7,000,000 MACOM Technology Solutions
Holdings, Inc.^
0.000%, 12/15/29 10,105,550
6,250,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 8,103,625
13,750,000 MKS, Inc.^
1.250%, 06/01/30 23,197,350
15,000,000 ON Semiconductor Corp.µ
0.500%, 03/01/29 14,684,550
1,500,000 Planet Labs PBC*
0.500%, 10/15/30 3,419,520
3,250,000 Seagate HDD Cayman
3.500%, 06/01/28 16,184,253
12,750,000 Shift4 Payments, Inc.µ
0.500%, 08/01/27 12,272,767
7,500,000 Snowflake, Inc.
0.000%, 10/01/29 10,568,175
5,750,000 Spotify USA, Inc.
0.000%, 03/15/26 5,835,100
7,500,000 Strategy, Inc.µ
0.875%, 03/15/31 7,733,550
Super Micro Computer, Inc.*µ
2,000,000 2.250%, 07/15/28 1,944,420
3,000,000 0.000%, 06/15/30 2,586,810
Terawulf, Inc.*
7,250,000 1.000%, 09/01/31^ 9,597,695
1,020,000 0.000%, 05/01/32 972,580
3,500,000 Tyler Technologies, Inc.
0.250%, 03/15/26 3,483,550
3,750,000 Varonis Systems, Inc.
1.000%, 09/15/29 3,501,862
4,500,000 Western Digital Corp.
3.000%, 11/15/28 29,841,570
3,250,000 Workiva, Inc.^
1.250%, 08/15/28 3,146,488
7,750,000 Zscaler, Inc.*µ
0.000%, 07/15/28 7,210,832
314,863,737
Materials (1.8%)
4,750,000 Centrus Energy Corp.*^
0.000%, 08/15/32 6,921,178
PRINCIPAL
AMOUNT a a VALUE a
1,500,000 MP Materials Corp.*
3.000%, 03/01/30 $ 4,251,555
11,172,733
Other (1.1%)
6,000,000 CoreWeave, Inc.*^
1.750%, 12/01/31 6,904,200
Real Estate (1.9%)
3,987,000 Compass, Inc.*
0.250%, 04/15/31 4,298,863
7,250,000 Digital Realty Trust LP*
1.875%, 11/15/29 7,517,163
11,816,026
Utilities (4.2%)
3,750,000 CMS Energy Corp.^
3.375%, 05/01/28 4,055,100
6,500,000 Duke Energy Corp.
4.125%, 04/15/26 6,755,125
13,250,000 PPL Capital Funding, Inc.^
2.875%, 03/15/28 14,946,530
25,756,755
TOTAL CONVERTIBLE BONDS
(Cost $607,746,875)
672,871,894
CORPORATE BONDS (13.4%)
Airlines (0.1%)
188,498 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 08/15/27 189,346
216,460 American Airlines Pass-Through
Trust Series 2021-1, Class B
3.950%, 07/11/30 208,585
191,985 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 09/15/31 185,214
208,063 JetBlue Pass-Through Trust Series
2020-1, Class B
7.750%, 11/15/28 208,975
792,120
Basic Materials (0.0%)
65,000 WR Grace Holdings LLC*
7.000%, 08/01/33 65,138
Communication Services (1.2%)
372,177 Altice France SA*
6.875%, 07/15/32 363,621
320,000 APi Group DE, Inc.*
4.750%, 10/15/29 314,640
100,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 104,850
242,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 244,485
Clear Channel Outdoor Holdings,
Inc.*
130,000 7.875%, 04/01/30 136,871
143,000 7.500%, 03/15/33 152,049

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
CSC Holdings LLC*
200,000 4.625%, 12/01/30 $ 74,730
535,000 4.500%, 11/15/31 323,969
97,000 Directv Financing LLC*
8.875%, 02/01/30 98,342
Directv Financing LLC/Directv
Financing Co-Obligor, Inc.*
130,000 10.000%, 02/15/31 133,995
101,000 5.875%, 08/15/27 101,573
130,000 EW Scripps Co.*
9.875%, 08/15/30 129,544
400,000 Frontier California, Inc. Series F
6.750%, 05/15/27 410,296
65,000 Frontier Communications Holdings
LLC*
8.750%, 05/15/30 67,056
419,000 Frontier Florida LLC Series E
6.860%, 02/01/28 434,151
400,000 Frontier North, Inc. Series G
6.730%, 02/15/28 412,216
235,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 223,642
Gray Media, Inc.*
130,000 7.250%, 08/15/33 133,167
135,000 5.375%, 11/15/31 100,412
260,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 246,272
65,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 67,391
Lumen Technologies, Inc.
196,625 10.000%, 10/15/32* 196,625
168,000 Series P, 7.600%, 09/15/39 166,016
260,000 Paramount Global
4.900%, 08/15/44 185,211
Rogers Communications, Inc.‡
225,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 236,241
160,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 165,830
Scripps Escrow II, Inc.*^
68,000 5.375%, 01/15/31 50,759
136,000 3.875%, 01/15/29 125,834
130,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 134,546
Sirius XM Radio LLC*
215,000 5.500%, 07/01/29 216,167
325,000 3.875%, 09/01/31^ 297,161
130,000 3.125%, 09/01/26 129,260
130,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 132,899
Time Warner Cable LLC
105,000 7.300%, 07/01/38 111,841
135,000 6.550%, 05/01/37 136,747
103,000 T-Mobile USA, Inc.
6.700%, 12/15/33 115,042
Univision Communications, Inc.*
130,000 8.500%, 07/31/31 135,778
PRINCIPAL
AMOUNT a a VALUE a
137,000 8.000%, 08/15/28 $ 141,496
Warnermedia Holdings, Inc.
130,000 5.050%, 03/15/42 92,052
65,000 4.279%, 03/15/32 57,234
7,100,011
Communications (0.0%)
300,000 CCO Holdings LLC/CCO Holdings
Capital Corp.*^
4.250%, 01/15/34 253,608
Consumer Discretionary (2.7%)
400,000 Adams Homes, Inc.*
9.250%, 10/15/28 417,852
Adient Global Holdings Ltd.*
210,000 8.250%, 04/15/31 220,193
130,000 7.500%, 02/15/33 135,142
Advance Auto Parts, Inc.*
65,000 7.375%, 08/01/33 65,928
116,000 7.000%, 08/01/30 117,906
195,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 200,649
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
130,000 6.875%, 08/01/33 131,231
228,000 4.625%, 08/01/29 218,634
Bath & Body Works, Inc.
130,000 6.875%, 11/01/35 131,619
355,000 6.694%, 01/15/27 360,559
180,000 6.625%, 10/01/30* 184,354
300,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 298,287
Caesars Entertainment, Inc.*^
225,000 6.000%, 10/15/32 218,986
168,000 4.625%, 10/15/29 161,366
Carnival Corp.*
260,000 6.125%, 02/15/33 267,628
134,000 4.000%, 08/01/28 132,719
CCO Holdings LLC/CCO Holdings
Capital Corp.*
300,000 6.375%, 09/01/29 303,366
158,000 5.125%, 05/01/27 158,272
270,000 4.750%, 03/01/30 258,395
130,000 4.750%, 02/01/32^ 118,899
265,000 4.500%, 08/15/30 249,614
266,000 4.250%, 02/01/31 243,832
260,000 Century Communities, Inc.*
6.625%, 09/15/33 263,650
Churchill Downs, Inc.*
132,000 6.750%, 05/01/31 136,223
130,000 5.750%, 04/01/30 130,829
195,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 202,147
140,000 Dana, Inc.
4.500%, 02/15/32 133,045
DISH DBS Corp.
101,000 7.375%, 07/01/28 97,062

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
140,000 5.125%, 06/01/29 $ 124,051
265,000 DISH Network Corp.*
11.750%, 11/15/27 274,291
400,000 Empire Resorts, Inc.*
7.750%, 11/01/26 397,716
275,000 Ford Motor Co.
6.100%, 08/19/32 286,231
Ford Motor Credit Co. LLC
340,000 7.200%, 06/10/30 365,826
425,000 4.000%, 11/13/30 404,392
135,000 General Motors Co.^
5.200%, 04/01/45 121,954
goeasy Ltd.*
237,000 7.625%, 07/01/29 234,962
260,000 6.875%, 02/15/31^ 244,608
Goodyear Tire & Rubber Co.
400,000 5.625%, 04/30/33^ 382,156
140,000 5.250%, 07/15/31 133,519
Group 1 Automotive, Inc.*
155,000 6.375%, 01/15/30 159,365
114,000 4.000%, 08/15/28 111,739
170,870 Guitar Center, Inc.‡
12.000%, 08/19/32 51,261
45,752 JetBlue Pass-Through Trust Series
2019-1, Class B
8.000%, 05/15/29 46,016
133,000 Kohl's Corp.
5.550%, 07/17/45 90,304
265,000 Liberty Interactive LLC
8.250%, 02/01/30 18,298
260,000 Life Time, Inc.*
6.000%, 11/15/31 266,669
195,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 197,892
260,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 271,547
130,000 Lithia Motors, Inc.*
5.500%, 10/01/30 131,007
175,000 M/I Homes, Inc.
3.950%, 02/15/30 168,481
Macy's Retail Holdings LLC
175,000 6.700%, 07/15/34* 170,112
330,000 4.300%, 02/15/43 238,841
510,000 MGM Resorts International^
6.500%, 04/15/32 522,368
332,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 326,253
NCL Corp. Ltd.*
130,000 6.750%, 02/01/32 133,342
146,000 6.250%, 09/15/33^ 146,943
130,000 5.875%, 01/15/31 130,432
Newell Brands, Inc.
130,000 8.500%, 06/01/28* 136,455
130,000 6.625%, 05/15/32^ 127,523
130,000 6.375%, 05/15/30^ 128,725
260,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 259,607
PRINCIPAL
AMOUNT a a VALUE a
Patrick Industries, Inc.*
130,000 6.375%, 11/01/32 $ 133,186
239,000 4.750%, 05/01/29 236,770
305,000 Penn Entertainment, Inc.*^
4.125%, 07/01/29 283,433
261,000 Premier Entertainment Sub LLC/
Premier Entertainment Finance
Corp.*^
5.625%, 09/01/29 193,127
135,000 QVC, Inc.^
5.450%, 08/15/34 52,842
27,717 Rite Aid Corp.
0.000%, 08/30/34 —
260,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 264,854
260,000 Rivers Enterprise Lender LLC/Rivers
Enterprise Lender Corp.*
6.250%, 10/15/30 264,077
146,250 Saks Global Enterprises LLC*@
0.000%, 12/15/29 389
62,931 SGUS LLC*@
0.000%, 12/15/29 2,039
240,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 231,744
395,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 390,232
207,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 198,900
130,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 132,699
173,000 Sonic Automotive, Inc.*^
4.625%, 11/15/29 170,056
185,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 184,839
195,000 Staples, Inc.*
10.750%, 09/01/29 191,775
320,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 301,798
260,000 STL Holding Co. LLC*
8.750%, 02/15/29 273,939
162,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 166,371
32,000 United Airlines Holdings, Inc.††
5.375%, 03/01/31 32,336
65,000 Viking Cruises Ltd.*
9.125%, 07/15/31 69,345
130,000 Voyager Parent LLC*
9.250%, 07/01/32 138,308
260,000 Whirlpool Corp.^
6.500%, 06/15/33 256,664

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
130,000 William Carter Co.*
7.375%, 02/15/31 $ 134,549
250,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 256,345
16,921,890
Consumer Staples (0.9%)
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
195,000 5.875%, 02/15/28 195,408
32,000 5.750%, 03/31/34 31,485
32,000 5.500%, 03/31/31 32,142
440,000 4.625%, 01/15/27 440,053
255,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 268,818
240,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 247,049
250,000 BioMarin Pharmaceutical, Inc.*††
5.500%, 02/15/34 251,108
Brink's Co.*
130,000 6.750%, 06/15/32 135,456
130,000 6.500%, 06/15/29 134,238
305,000 Central Garden & Pet Co.*^
4.125%, 04/30/31 288,320
260,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 257,013
304,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 291,846
Energizer Holdings, Inc.*
130,000 6.000%, 09/15/33^ 124,960
305,000 4.375%, 03/31/29 293,160
MPH Acquisition Holdings LLC*
233,394 6.750%, 03/31/31 199,468
109,200 5.750%, 12/31/30 93,798
177,000 New Albertsons LP
7.750%, 06/15/26 178,997
Performance Food Group, Inc.*
65,000 6.125%, 09/15/32 66,890
261,000 4.250%, 08/01/29 255,751
210,000 Pilgrim's Pride Corp.
4.250%, 04/15/31 204,838
Post Holdings, Inc.*
227,000 6.375%, 03/01/33 229,018
260,000 6.250%, 02/15/32 267,368
252,000 Prestige Brands, Inc.*
3.750%, 04/01/31 236,116
300,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 312,534
240,000 United Natural Foods, Inc.*
6.750%, 10/15/28 240,667
195,000 United Rentals North America, Inc.*
5.375%, 11/15/33 194,965
5,471,466
Energy (1.9%)
195,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 194,943
PRINCIPAL
AMOUNT a a VALUE a
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
260,000 6.625%, 10/15/32 $ 269,875
200,000 6.625%, 07/15/33 207,192
Buckeye Partners LP
98,000 6.875%, 07/01/29* 102,042
197,000 6.750%, 02/01/30* 206,438
135,000 5.850%, 11/15/43 126,391
200,000 Continental Resources, Inc.
4.900%, 06/01/44 161,896
195,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 188,643
Enbridge, Inc.‡
195,000 7.375%, 03/15/55^ , 5 yr. CMT
+ 3.122% 207,178
130,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 138,506
Energy Transfer LP‡
250,000 7.133%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 250,810
130,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 134,351
197,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 197,975
Genesis Energy LP/Genesis Energy
Finance Corp.
196,000 8.875%, 04/15/30 206,398
130,000 8.000%, 05/15/33 135,824
245,000 Gulfport Energy Operating Corp.*
6.750%, 09/01/29 253,061
260,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 274,895
260,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 270,306
263,000 Matador Resources Co.*
6.500%, 04/15/32 267,979
345,000 Nabors Industries, Inc.*
7.625%, 11/15/32 351,627
195,000 New Fortress Energy, Inc.*
6.500%, 09/30/26 17,831
275,000 Oceaneering International, Inc.
6.000%, 02/01/28 279,890
168,000 ONEOK, Inc.*
6.500%, 09/01/30 180,313
246,000 Permian Resources Operating LLC*
7.000%, 01/15/32 257,803
130,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 129,476
270,000 Plains All American Pipeline LP
Series B‡
8.223%, 03/01/26 , 3 mo. USD
Term SOFR + 4.372% 270,197
130,000 SM Energy Co.*
9.625%, 06/15/33 142,277

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
260,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% $ 270,691
357,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 373,361
Sunoco LP*
195,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 201,302
390,000 6.625%, 08/15/32 402,539
260,000 6.250%, 07/01/33 267,615
260,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 264,784
255,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 252,664
Transocean International Ltd.*
390,000 8.500%, 05/15/31 397,188
195,000 7.875%, 10/15/32 205,936
Venture Global Calcasieu Pass LLC*
65,000 4.125%, 08/15/31 60,030
65,000 3.875%, 08/15/29 61,793
Venture Global LNG, Inc.*
135,000 9.875%, 02/01/32 142,972
135,000 9.500%, 02/01/29 143,891
632,000 9.000%, 09/30/29^‡ , 5 yr. CMT
+ 5.440% 557,064
330,000 8.375%, 06/01/31 337,768
200,000 8.125%, 06/01/28 204,934
137,000 7.000%, 01/15/30^ 137,917
Venture Global Plaquemines LNG
LLC*
260,000 6.500%, 01/15/34 270,202
190,000 6.500%, 06/15/34 197,002
65,000 6.125%, 12/15/30 66,968
275,000 VOC Escrow Ltd.*
5.000%, 02/15/28 274,799
260,000 WBI Operating LLC*
6.500%, 10/15/33 262,603
260,000 Weatherford International Ltd.*
6.750%, 10/15/33 269,448
357,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 362,644
11,410,232
Financials (2.0%)
222,000 Acrisure LLC/Acrisure Finance, Inc.*
8.250%, 02/01/29 230,485
250,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust^‡
6.950%, 03/10/55 , 5 yr. CMT +
2.720% 261,805
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
260,000 7.375%, 10/01/32 269,547
260,000 6.500%, 10/01/31 267,665
Ally Financial, Inc.‡
367,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 365,429
PRINCIPAL
AMOUNT a a VALUE a
125,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% $ 120,005
268,000 AmWINS Group, Inc.*
4.875%, 06/30/29 264,500
130,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 132,604
130,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.375%, 02/01/34 131,524
260,000 Azorra Finance Ltd.*
7.250%, 01/15/31 272,548
260,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 268,512
260,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 279,110
Brandywine Operating Partnership
LP
130,000 8.875%, 04/12/29 139,747
257,000 6.125%, 01/15/31 249,228
320,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 328,794
463,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 461,157
205,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 202,382
275,000 Burford Capital Global Finance
LLC*
7.500%, 07/15/33 266,329
130,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 132,922
255,000 Corebridge Financial, Inc.^‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 259,774
Credit Acceptance Corp.*
180,000 9.250%, 12/15/28 188,734
116,000 6.625%, 03/15/30 116,572
260,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 264,137
265,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 282,522
130,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 135,815
First Citizens BancShares, Inc.‡
65,000 Series B, 7.957%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 66,388
190,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 194,220
GGAM Finance Ltd.*
300,000 8.000%, 02/15/27 304,893

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
130,000 5.875%, 03/15/30 $ 132,322
HUB International Ltd.*
195,000 7.375%, 01/31/32 204,428
198,000 5.625%, 12/01/29 197,988
130,000 Huntington Bancshares, Inc. Series
K‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 130,240
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*
200,000 6.625%, 10/15/31 198,358
260,000 5.000%, 08/15/28 252,255
292,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 310,387
195,000 MetLife, Inc.
6.400%, 12/15/36 204,865
130,000 Newmark Group, Inc.
7.500%, 01/12/29 138,905
OneMain Finance Corp.
130,000 6.750%, 03/15/32 132,982
260,000 6.750%, 09/15/33 263,445
130,000 6.500%, 03/15/33 130,790
128,000 Osaic Holdings, Inc. Series JAN*
8.000%, 08/01/33 132,910
255,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 262,880
325,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 341,091
265,000 RHP Hotel Properties LP/RHP
Finance Corp.*
6.500%, 04/01/32 274,484
Rocket Cos., Inc.*
195,000 6.375%, 08/01/33 202,693
129,000 6.125%, 08/01/30 132,288
251,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 235,584
255,000 Service Properties Trust
8.375%, 06/15/29 258,300
260,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 267,472
64,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 66,106
325,000 StoneX Group, Inc.*
7.875%, 03/01/31 345,950
260,000 TrueNoord Capital DAC*
8.750%, 03/01/30 274,932
310,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 306,581
135,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 131,490
130,000 UWM Holdings LLC*
6.250%, 03/15/31 129,256
PRINCIPAL
AMOUNT a a VALUE a
130,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 $ 136,293
260,000 XHR LP*
6.625%, 05/15/30 269,066
12,521,689
Health Care (0.8%)
387,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 382,549
CHS/Community Health Systems,
Inc.*
157,000 10.875%, 01/15/32 169,477
146,000 6.875%, 04/15/29 134,431
533,000 6.125%, 04/01/30 440,221
33,000 5.250%, 05/15/30 31,129
DaVita, Inc.*
255,000 6.875%, 09/01/32 262,530
291,000 4.625%, 06/01/30 280,539
313,000 3.750%, 02/15/31 287,813
Embecta Corp.*
67,000 6.750%, 02/15/30 65,196
195,000 5.000%, 02/15/30^ 182,805
Encompass Health Corp.
130,000 4.750%, 02/01/30 129,441
130,000 4.500%, 02/01/28 129,464
146,000 IQVIA, Inc.*
6.250%, 06/01/32 152,003
Medline Borrower LP*
401,000 5.250%, 10/01/29 401,834
335,000 3.875%, 04/01/29 328,009
490,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 445,336
Tenet Healthcare Corp.
375,000 6.875%, 11/15/31 410,966
195,000 5.500%, 11/15/32* 197,159
335,000 Teva Pharmaceutical Finance
Netherlands III BV^
5.125%, 05/09/29 338,826
4,769,728
Industrials (1.2%)
293,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 303,466
300,000 ACCO Brands Corp.*^
4.250%, 03/15/29 278,019
Arcosa, Inc.*
130,000 6.875%, 08/15/32 137,176
146,000 4.375%, 04/15/29 143,463
Bombardier, Inc.*
130,000 8.750%, 11/15/30 139,288
81,000 7.250%, 07/01/31 86,111
95,000 7.000%, 06/01/32 99,912
65,000 6.750%, 06/15/33 68,373
261,000 BWX Technologies, Inc.*
4.125%, 04/15/29 256,273
405,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 419,868

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
65,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 $ 65,379
62,333 Delta Air Lines, Inc./SkyMiles IP
Ltd.*
4.750%, 10/20/28 62,815
Deluxe Corp.*
65,000 8.125%, 09/15/29 68,319
350,000 8.000%, 06/01/29 356,226
EnerSys*
135,000 6.625%, 01/15/32 139,967
145,000 4.375%, 12/15/27 144,359
EquipmentShare.com, Inc.*
160,000 8.625%, 05/15/32 171,149
97,000 8.000%, 03/15/33 102,399
Graphic Packaging International
LLC*
175,000 4.750%, 07/15/27 174,832
125,000 3.500%, 03/01/29 119,411
290,000 Great Lakes Dredge & Dock Corp.*
5.250%, 06/01/29 285,650
Herc Holdings, Inc.*
130,000 7.250%, 06/15/33 137,673
130,000 7.000%, 06/15/30 136,493
130,000 6.625%, 06/15/29 134,614
195,000 JELD-WEN, Inc.*^
7.000%, 09/01/32 123,511
445,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 442,828
170,000 Moog, Inc.*
4.250%, 12/15/27 169,252
272,000 Novelis Corp.*
4.750%, 01/30/30 263,922
260,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 269,745
Sealed Air Corp.*
65,000 6.500%, 07/15/32 67,592
65,000 5.000%, 04/15/29 65,480
Sealed Air Corp./Sealed Air Corp.
U.S.*
65,000 7.250%, 02/15/31 67,817
206,000 6.125%, 02/01/28 209,345
247,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 231,856
Standard Building Solutions, Inc.*
60,000 6.500%, 08/15/32 61,931
195,000 6.250%, 08/01/33 199,395
260,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 274,843
TransDigm, Inc.*
100,000 7.125%, 12/01/31 104,896
285,000 6.875%, 12/15/30 297,030
200,000 6.750%, 08/15/28 203,632
65,000 6.625%, 03/01/32 67,393
59,116 United Airlines Pass-Through Trust
Series 2019-2, Class B
3.500%, 05/01/28 57,701
195,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 201,402
PRINCIPAL
AMOUNT a a VALUE a
Williams Scotsman, Inc.*
100,000 6.625%, 06/15/29 $ 103,458
157,000 4.625%, 08/15/28 156,560
7,670,824
Information Technology (0.7%)
Block, Inc.*
65,000 6.000%, 08/15/33 66,409
130,000 5.625%, 08/15/30 132,423
130,000 CACI International, Inc.*
6.375%, 06/15/33 135,183
195,000 Cloud Software Group, Inc.*^
6.625%, 08/15/33 187,102
153,000 Coherent Corp.*
5.000%, 12/15/29 152,558
23,000 Dell International LLC/EMC Corp.
6.020%, 06/15/26 23,075
Fair Isaac Corp.*
97,000 6.000%, 05/15/33 98,820
138,000 4.000%, 06/15/28 135,802
300,000 KBR, Inc.*
4.750%, 09/30/28 296,568
198,000 ON Semiconductor Corp.*
3.875%, 09/01/28 194,058
135,000 Open Text Corp.*
6.900%, 12/01/27 139,478
Open Text Holdings, Inc.*
65,000 4.125%, 02/15/30 60,452
163,000 4.125%, 12/01/31 146,614
370,000 TTM Technologies, Inc.*
4.000%, 03/01/29 359,703
Twilio, Inc.
66,000 3.875%, 03/15/31 62,450
185,000 3.625%, 03/15/29 177,602
162,000 UKG, Inc.*
6.875%, 02/01/31 162,078
390,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 372,430
1,178,123 Wolfspeed, Inc.
7.000%, 06/15/31 962,350
260,000 Zebra Technologies Corp.*
6.500%, 06/01/32 268,369
235,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 214,917
4,348,441
Materials (0.8%)
260,000 Avient Corp.*
6.250%, 11/01/31 267,439
260,000 Capstone Copper Corp.*
6.750%, 03/31/33 269,935
Celanese U.S. Holdings LLC
130,000 7.379%, 07/15/32 135,795
130,000 7.375%, 02/15/34^ 132,483
260,000 Century Aluminum Co.*
6.875%, 08/01/32 269,617
220,000 Chemours Co.*^
8.000%, 01/15/33 220,737

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
485,000 Clearwater Paper Corp.*
4.750%, 08/15/28 $ 461,041
250,000 Constellium SE*
6.375%, 08/15/32 258,700
460,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 370,907
260,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 271,560
260,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 262,447
265,000 Knife River Corp.*
7.750%, 05/01/31 276,445
Mercer International, Inc.
117,000 12.875%, 10/01/28*^ 85,943
279,000 5.125%, 02/01/29 173,488
260,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 268,653
305,000 Silgan Holdings, Inc.
4.125%, 02/01/28 302,450
260,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 261,534
260,000 Terex Corp.*
6.250%, 10/15/32 266,513
112,958 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*
7.625%, 05/03/29 2,891
255,000 WR Grace Holdings LLC*
6.625%, 08/15/32 253,911
4,812,489
Other (0.7%)
355,000 1261229 BC Ltd.*
10.000%, 04/15/32 364,716
260,000 Alumina Pty. Ltd.*
6.375%, 09/15/32 270,512
207,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.000%, 12/31/32 216,524
104,792 Claritev Corp. Series B*
6.750%, 03/31/31 82,400
260,000 DBR Land Holdings LLC*
6.250%, 12/01/30 266,534
EchoStar Corp.
471,000 10.750%, 11/30/29 516,673
271,019 6.750%, 11/30/30 275,792
260,000 Enerflex, Inc.*
6.875%, 01/15/31 269,079
140,000 Gen Digital, Inc.*
6.750%, 09/30/27 141,415
130,000 Graham Holdings Co.*
5.625%, 12/01/33 131,191
240,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 251,482
PRINCIPAL
AMOUNT a a VALUE a
195,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 $ 203,346
260,000 New Gold, Inc.*
6.875%, 04/01/32 276,684
130,000 Reinsurance Group of America,
Inc.^‡
6.650%, 09/15/55 , 5 yr. CMT +
2.392% 134,244
260,000 Rfna LP*
7.875%, 02/15/30 262,132
260,000 SM Energy Co.*^
7.000%, 08/01/32 260,822
130,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 135,781
4,059,327
Real Estate (0.1%)
130,000 Forestar Group, Inc.*
6.500%, 03/15/33 133,182
170,000 Global Net Lease, Inc.*
4.500%, 09/30/28 166,559
203,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 197,824
497,565
Special Purpose Acquisition Companies (0.1%)
65,000 Clydesdale Acquisition Holdings,
Inc.*
6.750%, 04/15/32 65,593
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
390,000 6.750%, 01/15/30 368,800
131,000 4.625%, 01/15/29 126,858
561,251
Utilities (0.2%)
135,000 CenterPoint Energy, Inc.^‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 138,661
130,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 133,783
265,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 277,206
200,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 209,402
200,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 205,738
191,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 199,035
97,000 PPL Capital Funding, Inc. Series A‡
6.612%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 96,177

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Vistra Corp.*‡
65,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% $ 66,267
125,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 126,923
1,453,192
TOTAL CORPORATE BONDS
(Cost $86,664,599)
82,708,971
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (1.6%)
Communication Services (0.0%)
4,890 Audacy, Inc.# 24,450
1,888 Cumulus Media, Inc. - Class A# 151
5,620 Optimum Communications, Inc. -
Class A#µ 8,599
33,200
Consumer Discretionary (0.0%)
408 Rite Aid Corp.# 408
Energy (0.1%)
1,100 Cheniere Energy Partners LP 62,029
15,585 Energy Transfer LP 287,542
7,135 Enterprise Products Partners LP 236,811
1,881 EP Energy Corp.# 3,056
589,438
Industrials (0.0%)
3,114 Ardagh Holdings SA# 24,454
Information Technology (0.2%)
97,515 Wolfspeed, Inc.#~ 1,527,085
Utilities (1.3%)
89,169 NextEra Energy, Inc.µ 7,837,955
TOTAL COMMON STOCKS
(Cost $16,367,528)
10,012,540
CONVERTIBLE PREFERRED STOCKS (15.6%)
Financials (4.4%)
72,795
Apollo Global Management, Inc.
6.750%, 07/31/26 5,049,789
142,880
ARES Management Corp.
6.750%, 10/01/27 6,833,950
7,055
Bank of America Corp.‡‡
7.250% 8,790,530
129,410
KKR & Co., Inc.^
6.250%, 03/01/28 6,333,326
27,007,595
Health Care (0.6%)
11,025
Bruker Corp.
6.375%, 09/01/28#
3,824,021
NUMBER OF
SHARES b b VALUE b
Industrials (4.7%)
329,445
Boeing Co.^
6.000%, 10/15/27 $ 24,616,131
68,335
QXO, Inc.^
5.500%, 05/15/28 4,329,022
28,945,153
Information Technology (2.0%)
63,145
Hewlett Packard Enterprise Co.
7.625%, 09/01/27 3,824,693
127,910
Microchip Technology, Inc.
7.500%, 03/15/28 8,549,504
12,374,197
Materials (1.3%)
114,980
Albemarle Corp.~
7.250%, 03/01/27
7,972,713
Utilities (2.6%)
73,485
NextEra Energy, Inc.^
7.299%, 06/01/27 4,076,213
240,000
Southern Co.#
7.125%, 12/15/28 12,300,000
16,376,213
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $93,132,687)
96,499,892
PREFERRED STOCKS (0.1%)
Communication Services (0.1%)
6,920
Qwest Corp.^
6.500%, 09/01/56 132,587
2,091
Telephone & Data Systems, Inc.
6.625%, 03/31/26 46,274
T-Mobile USA, Inc.µ
1,789 5.500%, 03/01/70 40,950
204 5.500%, 06/01/70 4,678
2,160 6.250%, 09/01/69# 54,324
278,813
TOTAL PREFERRED STOCKS
(Cost $251,875)
278,813
WARRANTS (0.0%)#
Communication Services (0.0%)
850 Audacy Capital Corp.
09/30/28, Strike $1.00 —
142 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
12,170 Mcdermott International Ltd.
06/30/27, Strike $12.33 1

Calamos Dynamic Convertible and Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
NUMBER OF
SHARES b b VALUE b
13,522 Mcdermott International Ltd.
06/30/27, Strike $15.98 $ 2
3
TOTAL WARRANTS
(Cost $5,195)
3
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (0.2%)#
Information Technology (0.0%)
60
2,581,740
Microsoft Corp. Call, 05/15/26,
Strike $540.00 17,250
Other (0.2%)
1,300
89,956,100
SPDR® S&P 500® ETF Trust Put,
03/20/26, Strike $675.00 1,217,450
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $1,481,795)
1,234,700
TOTAL INVESTMENTS (142.1%)
(Cost $821,179,798)
878,624,523
LIABILITIES, LESS OTHER ASSETS (-42.1%)
(260,365,780)
NET ASSETS (100.0%) $ 618,258,743
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at January 31,
2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
@ In default status and considered non-income producing.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $191,556,179.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^ Security, or portion of security, is on loan.
†† When-issued security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $7,782,786.
# Non-income producing security.
‡‡ Perpetual maturity.
ABBREVIATION
SOFR Secured Overnight Financing Rate
Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 210,246 $ — $ 210,246
Bank Loans 74 — 14,807,464 — 14,807,464
Convertible Bonds 95 — 672,871,894 — 672,871,894
Corporate Bonds 407 — 82,708,971 — 82,708,971
Common Stocks 11 10,012,540 — — 10,012,540
Convertible Preferred Stocks 12 96,499,892 — — 96,499,892
Preferred Stocks 5 278,813 — — 278,813
Warrants 4 3 — — 3
Exchange-Traded Purchased Options 2 1,234,700 — — 1,234,700
Total $ 108,025,948 $ 770,598,575 $ — $ 878,624,523

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
ASSET BACKED SECURITY (0.0%)
Other (0.0%)
170,000
SVC ABS LLC
Series 2023-1A, Class C*
6.700%, 02/20/53
(Cost $163,672) $ 166,241
BANK LOANS (2.2%)i
Airlines (0.0%)
123,676
United Airlines, Inc.‡
2024 1st Lien Term Loan B,
5.673%, 02/22/31 1 mo. USD
Term SOFR + 2.000% 124,037
Communication Services (0.3%)
162,764
Altice France SA‡
2025 USD Term Loan B14,
10.547%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 165,544
83,638
Audacy Capital Corp.‡
2024 Term Loan B,
9.786%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 63,443
9,384
Audacy Capital Corp.‡
2024 Term Loan A,
10.786%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 9,325
98,744
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.922%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 98,590
108,011
Clear Channel Outdoor Holdings,
Inc.‡
2024 Term Loan,
7.786%, 08/23/28 1 mo. USD
Term SOFR + 4.000% 108,262
17,714
DirecTV Financing LLC‡
Term Loan,
8.928%, 08/02/27 3 mo. USD
Term SOFR + 5.000% 17,764
76,593
DirecTV Financing LLC‡
2024 Term Loan,
9.178%, 08/02/29 3 mo. USD
Term SOFR + 5.250% 76,811
4,206
Gray Television, Inc.‡
2024 Term Loan B,
8.950%, 06/04/29 1 mo. USD
Term SOFR + 5.250% 4,213
55,000
iHeartCommunications, Inc.!
2024 Term Loan,
0.000%, 05/01/29 18,772
184,534
iHeartCommunications, Inc.‡
2024 Term Loan,
9.561%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 201,067
210,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.922%, 03/29/32 1 mo. USD
Term SOFR + 3.250% 210,578
PRINCIPAL
AMOUNT a a VALUE a
109,175
Sinclair Television Group, Inc.‡
2025 Term Loan B6,
7.234%, 12/31/29 1 mo. USD
Term SOFR + 3.300% $ 94,709
126,824
TripAdvisor, Inc.‡
Term Loan,
6.422%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 123,534
220,000
Versant Media Group, Inc.‡
Term Loan B,
7.161%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 220,275
1,412,887
Consumer Discretionary (0.5%)
119,100
American Airlines, Inc.‡
2025 Term Loan B,
6.918%, 05/28/32 3 mo. USD
Term SOFR + 3.250% 119,472
210,000
American Axle & Manufacturing,
Inc.!
2025 Incremental Term Loan C,
0.000%, 02/24/32 210,788
215,000
Beach Acquisition Bidco LLC‡
USD Term Loan B,
6.922%, 09/12/32 3 mo. USD
Term SOFR + 3.250% 215,672
110,000
Boots Group Bidco Ltd.‡
USD Term Loan,
7.206%, 08/30/32 3 mo. USD
Term SOFR + 3.500% 110,527
123,441
Caesars Entertainment, Inc.‡
Term Loan B,
5.922%, 02/06/30 1 mo. USD
Term SOFR + 2.250% 122,939
138,600
Chinos Intermediate Holdings A,
Inc.‡
2024 Term Loan B,
9.667%, 09/26/31 3 mo. USD
Term SOFR + 6.000% 110,851
164,588
Clarios Global LP‡
2025 USD Term Loan B,
6.422%, 01/28/32 1 mo. USD
Term SOFR + 2.750% 165,050
208,950
Flutter Financing BV‡
2025 Term Loan B,
5.672%, 06/04/32 3 mo. USD
Term SOFR + 2.000% 208,862
207,905
Life Time Fitness, Inc.‡
2025 Term Loan,
5.688%, 11/05/31 1 mo. USD
Term SOFR + 2.000% 208,967
144,303
Light & Wonder International, Inc.‡
2026 Term Loan B,
5.671%, 04/16/29 1 mo. USD
Term SOFR + 2.000% 144,303
88,650
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.172%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 89,841

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
210,000
PetSmart, Inc.‡
2025 USD Term Loan B,
7.671%, 08/18/32 1 mo. USD
Term SOFR + 4.000% $ 210,184
206,325
Station Casinos LLC‡
2024 Term Loan B,
5.672%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 206,751
210,000
Voyager Parent LLC!
Repriced Term Loan B,
0.000%, 07/01/32 210,014
210,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.411%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 210,240
220,393
Windsor Holdings III LLC‡
2025 USD Term Loan B,
6.422%, 08/01/30 1 mo. USD
Term SOFR + 2.750% 221,221
2,765,682
Consumer Staples (0.4%)
232,717
Amneal Pharmaceuticals LLC‡
2025 Term Loan B,
7.172%, 08/01/32 1 mo. USD
Term SOFR + 3.500% 233,880
109,450
Avis Budget Car Rental LLC‡
2025 Term Loan B,
6.172%, 07/16/32 1 mo. USD
Term SOFR + 2.500% 109,450
153,063
B&G Foods, Inc.‡
2024 Term Loan B,
7.172%, 10/10/29 1 mo. USD
Term SOFR + 3.500% 146,048
238,987
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.422%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 241,078
105,000
Bausch Health Cos., Inc.!
2025 Term Loan B,
0.000%, 10/08/30 102,638
537,300
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.922%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 525,211
19,556
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.417%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 19,548
214,463
Opal Bidco SAS‡
USD Term Loan B4,
6.686%, 04/28/32 3 mo. USD
Term SOFR + 3.000% 214,709
263,572
Star Parent, Inc.‡
Term Loan B,
7.672%, 09/27/30 3 mo. USD
Term SOFR + 4.000% 264,042
208,950
Team Health Holdings, Inc.‡
2025 Term Loan B,
8.167%, 06/30/28 3 mo. USD
Term SOFR + 4.500% 209,489
PRINCIPAL
AMOUNT a a VALUE a
107,326
United Natural Foods, Inc.‡
2024 Term Loan,
8.422%, 05/01/31 1 mo. USD
Term SOFR + 4.750% $ 108,153
168,379
Veritiv Corp.‡
Term Loan B,
7.672%, 12/02/30 3 mo. USD
Term SOFR + 4.000% 165,243
2,339,489
Energy (0.1%)
153,230
New Fortress Energy, Inc.@‡
2025 Incremental Term Loan B,
9.238%, 10/30/28 3 mo. USD
Term SOFR + 5.500% 61,445
302,244
Par Petroleum LLC‡
2025 Term Loan B,
6.955%, 02/28/30 3 mo. USD
Term SOFR + 3.250% 303,314
364,759
Financials (0.3%)
161,688
Acrisure LLC‡
2025 Term Loan B,
6.922%, 06/21/32 1 mo. USD
Term SOFR + 3.250% 161,856
210,000
Advisor Group, Inc.‡
2025 Term Loan,
6.595%, 07/30/32 6 mo. USD
Term SOFR + 3.000% 208,741
162,132
Amynta Agency Borrower, Inc.‡
2026 Repriced Term Loan B,
6.169%, 12/29/31 3 mo. USD
Term SOFR + 2.500% 161,474
10,936
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.172%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 10,890
122,131
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.175%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 121,624
272,250
Dragon Buyer, Inc.‡
Term Loan B,
6.422%, 09/30/31 3 mo. USD
Term SOFR + 2.750% 268,678
176,420
HUB International Ltd.‡
2025 Term Loan B,
5.920%, 06/20/30 3 mo. USD
Term SOFR + 2.250% 176,645
156,800
Iron Mountain, Inc.‡
2023 Term Loan B,
5.672%, 01/31/31 1 mo. USD
Term SOFR + 2.000% 155,771
149,498
Jazz Financing Lux SARL‡
2024 1st Lien Term Loan B2,
5.922%, 05/05/28 1 mo. USD
Term SOFR + 2.250% 150,099
1,415,778

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Health Care (0.0%)
232,582
Padagis LLC‡
Term Loan B,
8.658%, 07/06/28 3 mo. USD
Term SOFR + 4.750% $ 213,394
Industrials (0.3%)
207,406
ACProducts, Inc.‡
2021 Term Loan B,
8.184%, 05/17/28 3 mo. USD
Term SOFR + 4.250% 178,600
209,475
Blackfin Pipeline LLC‡
Term Loan B,
6.672%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 211,133
214,200
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.422%, 09/08/32 1 mo. USD
Term SOFR + 2.750% 214,309
160,000
Columbus McKinnon Corp.!
2026 Term Loan B,
0.000%, 01/21/33 159,200
292,391
EMRLD Borrower LP‡
2024 Term Loan B,
6.122%, 08/04/31 6 mo. USD
Term SOFR + 2.250% 292,383
206,861
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.422%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 207,132
213,388
Quikrete Holdings, Inc.‡
2025 Term Loan B,
5.922%, 02/10/32 1 mo. USD
Term SOFR + 2.250% 213,615
418,108
TransDigm, Inc.‡
2023 Term Loan J,
6.172%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 418,386
1,894,758
Information Technology (0.2%)
288,662
Boxer Parent Co., Inc.‡
2025 USD Term Loan B,
6.822%, 07/30/31 3 mo. USD
Term SOFR + 3.000% 278,559
215,543
Camelot U.S. Acquisition LLC‡
2024 Term Loan B,
6.422%, 01/31/31 1 mo. USD
Term SOFR + 2.750% 199,377
82,929
Coherent Corp.‡
2025 Term Loan B2,
5.422%, 07/02/29 1 mo. USD
Term SOFR + 1.750% 83,343
317,600
Rocket Software, Inc.‡
2023 USD Term Loan B,
7.422%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 304,400
153,851
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.672%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 154,026
PRINCIPAL
AMOUNT a a VALUE a
108,628
UKG, Inc.‡
2024 Term Loan B,
6.167%, 02/10/31 3 mo. USD
Term SOFR + 2.500% $ 106,161
1,125,866
Materials (0.0%)
329,220
Ineos U.S. Finance LLC‡
2023 USD Term Loan B,
6.922%, 02/18/30 1 mo. USD
Term SOFR + 3.250% 238,684
155,745
Trinseo Materials Operating SCA‡
2021 Term Loan B2,
6.584%, 05/03/28 3 mo. USD
Term SOFR + 2.500% 17,299
255,983
Other (0.1%)
90,000
Connect Finco SARL!
2024 Extended Term Loan B,
0.000%, 09/27/29 89,888
159,594
Connect Finco SARL‡
2024 Extended Term Loan B,
8.172%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 159,394
105,000
Windstream Services LLC‡
2024 Term Loan B,
8.522%, 10/01/31 1 mo. USD
Term SOFR + 4.750% 105,919
355,201
Special Purpose Acquisition Companies (0.0%)
89,467
Clydesdale Acquisition Holdings,
Inc.‡
Term Loan B,
6.847%, 04/13/29 1 mo. USD
Term SOFR + 3.175% 89,169
TOTAL BANK LOANS
(Cost $12,775,280)
12,357,003
CONVERTIBLE BONDS (23.2%)
Communication Services (1.7%)
4,143,000 AST SpaceMobile, Inc.*
2.375%, 10/15/32 7,552,233
1,938,000 Lyft, Inc.*
0.000%, 09/15/30 2,048,931
9,601,164
Consumer Discretionary (3.0%)
14,860,000 Alibaba Group Holding Ltd.*
0.000%, 09/15/32 16,624,773
251,000 Farfetch Ltd.@
0.000%, 05/01/27 2,189
16,626,962
Energy (0.8%)
1,699,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 2,008,337
1,200,000 EUR Saipem SpA*
2.875%, 09/11/29 2,667,463
SunEdison, Inc.@
275,000 0.000%, 10/01/18 1,100

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
2,261,000 0.000%, 01/15/20* $ 9,044
4,685,944
Financials (1.2%)
2,400,000 EUR Cara Obligations SAS (Kering SA)*§
1.500%, 12/01/30 3,351,334
2,200,000 Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.) Series 700§
0.000%, 03/15/27 3,641,506
6,992,840
Health Care (2.7%)
793,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 893,671
2,211,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 2,258,537
824,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 986,312
2,280,000 Guardant Health, Inc.*
0.000%, 05/15/33 2,713,223
2,224,000 Ionis Pharmaceuticals, Inc.*^
0.000%, 12/01/30 2,464,214
4,702,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 5,626,225
14,942,182
Industrials (3.5%)
2,723,000 AeroVironment, Inc.
0.000%, 07/15/30 3,219,757
1,550,000 Astronics Corp.*
0.000%, 01/15/31 2,380,893
4,528,000 Bloom Energy Corp.*
0.000%, 11/15/30 5,111,976
4,461,000 BWX Technologies, Inc.*
0.000%, 11/01/30 4,625,477
1,893,000 JBT Marel Corp.*
0.375%, 09/15/30 2,035,335
2,330,000 Joby Aviation, Inc.††
0.750%, 02/15/32 2,388,203
19,761,641
Information Technology (3.5%)
2,028,000 Cloudflare, Inc.*~
0.000%, 06/15/30 2,130,860
5,198,000 CyberArk Software Ltd.*
0.000%, 06/15/30 5,471,623
2,064,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 4,686,704
2,634,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 3,415,192
570,000,000 JPY Rohm Co. Ltd.*
0.000%, 04/24/31 4,274,742
19,979,121
Materials (1.3%)
214,000 Amyris, Inc.@
0.000%, 11/15/26 916
4,038,000 First Majestic Silver Corp.*
0.125%, 01/15/31 5,142,676
PRINCIPAL
AMOUNT a a VALUE a
1,800,000 KCC Corp. (HD Korea Shipbuilding
& Offshore Engineering Co. Ltd.)*§
1.750%, 07/10/30 $ 2,069,100
7,212,692
Other (0.7%)
3,300,000 EUR Euronext NV*
1.500%, 05/30/32 3,799,115
Real Estate (0.4%)
2,013,000 Compass, Inc.*
0.250%, 04/15/31 2,170,457
Utilities (4.4%)
4,348,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 4,456,961
4,316,000 Duke Energy Corp.
4.125%, 04/15/26 4,485,403
7,700,000 EUR Iberdrola Finanzas SA Series IBE*
1.500%, 03/27/30 10,419,602
4,648,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 5,243,130
24,605,096
TOTAL CONVERTIBLE BONDS
(Cost $119,167,268)
130,377,214
CORPORATE BONDS (11.8%)
Airlines (0.1%)
158,095 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 08/15/27 158,807
176,045 American Airlines Pass-Through
Trust Series 2021-1, Class B
3.950%, 07/11/30 169,640
157,365 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 09/15/31 151,814
170,277 JetBlue Pass-Through Trust Series
2020-1, Class B
7.750%, 11/15/28 171,023
651,284
Basic Materials (0.0%)
55,000 WR Grace Holdings LLC*
7.000%, 08/01/33 55,117
Communication Services (1.1%)
302,691 Altice France SA*
6.875%, 07/15/32 295,732
260,000 APi Group DE, Inc.*
4.750%, 10/15/29 255,645
80,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 83,880
195,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 197,003
Clear Channel Outdoor Holdings,
Inc.*
105,000 7.875%, 04/01/30 110,549

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
115,000 7.500%, 03/15/33 $ 122,277
CSC Holdings LLC*
200,000 4.625%, 12/01/30 74,730
335,000 4.500%, 11/15/31 202,859
79,000 Directv Financing LLC*
8.875%, 02/01/30 80,093
Directv Financing LLC/Directv
Financing Co-Obligor, Inc.*
105,000 10.000%, 02/15/31 108,227
83,000 5.875%, 08/15/27 83,471
105,000 EW Scripps Co.*
9.875%, 08/15/30 104,631
325,000 Frontier California, Inc. Series F
6.750%, 05/15/27 333,365
54,000 Frontier Communications Holdings
LLC*
8.750%, 05/15/30 55,708
352,000 Frontier Florida LLC Series E
6.860%, 02/01/28 364,728
601,000 Frontier North, Inc. Series G
6.730%, 02/15/28 619,354
195,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 185,576
Gray Media, Inc.*
105,000 7.250%, 08/15/33 107,558
110,000 5.375%, 11/15/31 81,817
215,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 203,648
52,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 53,913
Lumen Technologies, Inc.
152,500 10.000%, 10/15/32* 152,500
135,000 Series P, 7.600%, 09/15/39 133,406
205,000 Paramount Global
4.900%, 08/15/44 146,032
Rogers Communications, Inc.‡
190,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% 199,492
135,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 139,919
Scripps Escrow II, Inc.*^
56,000 5.375%, 01/15/31 41,801
111,000 3.875%, 01/15/29 102,703
105,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 108,672
Sirius XM Radio LLC*
120,000 5.500%, 07/01/29 120,652
264,000 3.875%, 09/01/31^ 241,386
110,000 3.125%, 09/01/26 109,374
110,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 112,453
Time Warner Cable LLC
85,000 7.300%, 07/01/38 90,538
105,000 6.550%, 05/01/37 106,359
75,000 T-Mobile USA, Inc.^
6.700%, 12/15/33 83,768
PRINCIPAL
AMOUNT a a VALUE a
Univision Communications, Inc.*
105,000 8.500%, 07/31/31 $ 109,667
105,000 8.000%, 08/15/28 108,446
Warnermedia Holdings, Inc.
110,000 5.050%, 03/15/42 77,890
55,000 4.279%, 03/15/32 48,429
5,958,251
Communications (0.0%)
250,000 CCO Holdings LLC/CCO Holdings
Capital Corp.*^
4.250%, 01/15/34 211,340
Consumer Discretionary (2.4%)
310,000 Adams Homes, Inc.*
9.250%, 10/15/28 323,835
Adient Global Holdings Ltd.*
175,000 8.250%, 04/15/31 183,495
105,000 7.500%, 02/15/33 109,153
Advance Auto Parts, Inc.*
52,000 7.375%, 08/01/33 52,742
93,000 7.000%, 08/01/30 94,528
160,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 164,635
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
105,000 6.875%, 08/01/33 105,994
190,000 4.625%, 08/01/29 182,195
Bath & Body Works, Inc.
110,000 6.875%, 11/01/35 111,370
292,000 6.694%, 01/15/27 296,573
145,000 6.625%, 10/01/30* 148,508
250,000 Brightstar Lottery PLC/Brightstar
Global Solutions Corp.*
5.750%, 01/15/33 248,572
Caesars Entertainment, Inc.*^
182,000 6.000%, 10/15/32 177,135
136,000 4.625%, 10/15/29 130,629
Carnival Corp.*
210,000 6.125%, 02/15/33 216,161
105,000 4.000%, 08/01/28 103,996
CCO Holdings LLC/CCO Holdings
Capital Corp.*
250,000 6.375%, 09/01/29 252,805
131,000 5.125%, 05/01/27 131,225
215,000 4.750%, 03/01/30 205,759
108,000 4.750%, 02/01/32^ 98,778
125,000 4.500%, 08/15/30 117,743
215,000 4.250%, 02/01/31 197,082
210,000 Century Communities, Inc.*
6.625%, 09/15/33 212,948
Churchill Downs, Inc.*
105,000 6.750%, 05/01/31 108,359
108,000 5.750%, 04/01/30 108,689
157,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 162,754
117,000 Dana, Inc.
4.500%, 02/15/32 111,187

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
DISH DBS Corp.
80,000 7.375%, 07/01/28 $ 76,881
102,000 5.125%, 06/01/29 90,380
220,000 DISH Network Corp.*
11.750%, 11/15/27 227,713
200,000 Empire Resorts, Inc.*
7.750%, 11/01/26 198,858
220,000 Ford Motor Co.
6.100%, 08/19/32 228,985
Ford Motor Credit Co. LLC
275,000 7.200%, 06/10/30 295,889
350,000 4.000%, 11/13/30 333,029
110,000 General Motors Co.
5.200%, 04/01/45 99,370
goeasy Ltd.*
188,000 7.625%, 07/01/29 186,383
210,000 6.875%, 02/15/31 197,568
Goodyear Tire & Rubber Co.
315,000 5.625%, 04/30/33^ 300,948
110,000 5.250%, 07/15/31 104,908
Group 1 Automotive, Inc.*
125,000 6.375%, 01/15/30 128,520
93,000 4.000%, 08/15/28 91,156
158,467 Guitar Center, Inc.‡
12.000%, 08/19/32 47,540
36,834 JetBlue Pass-Through Trust Series
2019-1, Class B
8.000%, 05/15/29 37,047
103,000 Kohl's Corp.
5.550%, 07/17/45 69,935
220,000 Liberty Interactive LLC
8.250%, 02/01/30 15,191
210,000 Life Time, Inc.*
6.000%, 11/15/31 215,387
157,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 159,328
210,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 219,326
110,000 Lithia Motors, Inc.*
5.500%, 10/01/30 110,852
140,000 M/I Homes, Inc.
3.950%, 02/15/30 134,785
Macy's Retail Holdings LLC
156,000 6.700%, 07/15/34* 151,643
265,000 4.300%, 02/15/43 191,796
410,000 MGM Resorts International^
6.500%, 04/15/32 419,943
287,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 282,032
NCL Corp. Ltd.*
105,000 6.750%, 02/01/32 107,700
118,000 6.250%, 09/15/33^ 118,762
110,000 5.875%, 01/15/31 110,365
Newell Brands, Inc.
105,000 8.500%, 06/01/28* 110,213
105,000 6.625%, 05/15/32^ 103,000
105,000 6.375%, 05/15/30^ 103,970
PRINCIPAL
AMOUNT a a VALUE a
210,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 $ 209,683
Patrick Industries, Inc.*
105,000 6.375%, 11/01/32 107,574
192,000 4.750%, 05/01/29 190,209
250,000 Penn Entertainment, Inc.*^
4.125%, 07/01/29 232,323
218,000 Premier Entertainment Sub LLC/
Premier Entertainment Finance
Corp.*^
5.625%, 09/01/29 161,309
110,000 QVC, Inc.
5.450%, 08/15/34 43,056
23,472 Rite Aid Corp.
0.000%, 08/30/34 —
210,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 213,921
210,000 Rivers Enterprise Lender LLC/Rivers
Enterprise Lender Corp.*
6.250%, 10/15/30 213,293
120,000 Saks Global Enterprises LLC*@
0.000%, 12/15/29 318
51,636 SGUS LLC*@
0.000%, 12/15/29 1,673
210,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 202,776
320,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 316,138
137,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 131,639
105,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 107,180
136,000 Sonic Automotive, Inc.*
4.625%, 11/15/29 133,685
125,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 124,891
155,000 Staples, Inc.*
10.750%, 09/01/29 152,436
260,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 245,211
210,000 STL Holding Co. LLC*
8.750%, 02/15/29 221,258
131,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 134,534
26,000 United Airlines Holdings, Inc.††
5.375%, 03/01/31 26,273
55,000 Viking Cruises Ltd.*
9.125%, 07/15/31 58,676
105,000 Voyager Parent LLC*
9.250%, 07/01/32 111,711

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
210,000 Whirlpool Corp.^
6.500%, 06/15/33 $ 207,306
110,000 William Carter Co.*
7.375%, 02/15/31 113,849
220,000 ZF North America Capital, Inc.*
7.500%, 03/24/31 225,584
13,512,759
Consumer Staples (0.8%)
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
155,000 5.875%, 02/15/28 155,324
26,000 5.750%, 03/31/34 25,582
26,000 5.500%, 03/31/31 26,116
365,000 4.625%, 01/15/27 365,044
215,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 226,651
200,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 205,874
210,000 BioMarin Pharmaceutical, Inc.*††
5.500%, 02/15/34 210,930
Brink's Co.*
105,000 6.750%, 06/15/32 109,407
100,000 6.500%, 06/15/29 103,260
251,000 Central Garden & Pet Co.*
4.125%, 04/30/31 237,273
215,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 212,530
245,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 235,205
Energizer Holdings, Inc.*
105,000 6.000%, 09/15/33 100,929
252,000 4.375%, 03/31/29 242,217
MPH Acquisition Holdings LLC*
190,606 6.750%, 03/31/31 162,899
91,224 5.750%, 12/31/30 78,358
174,000 New Albertsons LP
7.750%, 06/15/26 175,963
Performance Food Group, Inc.*
52,000 6.125%, 09/15/32 53,511
217,000 4.250%, 08/01/29 212,636
165,000 Pilgrim's Pride Corp.
4.250%, 04/15/31 160,944
Post Holdings, Inc.*
184,000 6.375%, 03/01/33 185,636
210,000 6.250%, 02/15/32 215,951
209,000 Prestige Brands, Inc.*
3.750%, 04/01/31 195,827
250,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 260,445
195,000 United Natural Foods, Inc.*
6.750%, 10/15/28 195,542
157,000 United Rentals North America, Inc.*
5.375%, 11/15/33 156,972
4,511,026
PRINCIPAL
AMOUNT a a VALUE a
Energy (1.7%)
158,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 $ 157,954
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
210,000 6.625%, 10/15/32 217,976
169,000 6.625%, 07/15/33 175,077
Buckeye Partners LP
79,000 6.875%, 07/01/29* 82,258
157,000 6.750%, 02/01/30* 164,522
135,000 5.850%, 11/15/43 126,391
160,000 Continental Resources, Inc.
4.900%, 06/01/44 129,517
160,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 154,784
Enbridge, Inc.‡
153,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 162,555
100,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 106,543
Energy Transfer LP‡
195,000 7.133%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 195,632
105,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 108,514
162,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 162,802
Genesis Energy LP/Genesis Energy
Finance Corp.
138,000 8.875%, 04/15/30 145,321
105,000 8.000%, 05/15/33 109,704
205,000 Gulfport Energy Operating Corp.*
6.750%, 09/01/29 211,745
210,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 222,031
210,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 218,324
213,000 Matador Resources Co.*
6.500%, 04/15/32 217,032
290,000 Nabors Industries, Inc.*
7.625%, 11/15/32 295,571
160,000 New Fortress Energy, Inc.*
6.500%, 09/30/26 14,630
223,000 Oceaneering International, Inc.
6.000%, 02/01/28 226,965
132,000 ONEOK, Inc.*
6.500%, 09/01/30 141,674
202,000 Permian Resources Operating LLC*
7.000%, 01/15/32 211,692
105,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 104,577
270,000 Plains All American Pipeline LP
Series B‡
8.223%, 03/01/26 , 3 mo. USD
Term SOFR + 4.372% 270,197

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
107,000 SM Energy Co.*
9.625%, 06/15/33 $ 117,105
215,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 223,841
289,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 302,245
Sunoco LP*
160,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 165,171
315,000 6.625%, 08/15/32 325,127
210,000 6.250%, 07/01/33 216,151
210,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 213,864
210,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 208,076
Transocean International Ltd.*
315,000 8.500%, 05/15/31 320,806
157,000 7.875%, 10/15/32 165,805
Venture Global Calcasieu Pass LLC*
55,000 4.125%, 08/15/31 50,795
55,000 3.875%, 08/15/29 52,286
Venture Global LNG, Inc.*
105,000 9.875%, 02/01/32^ 111,200
105,000 9.500%, 02/01/29 111,915
527,000 9.000%, 09/30/29^‡ , 5 yr. CMT
+ 5.440% 464,514
265,000 8.375%, 06/01/31 271,238
155,000 8.125%, 06/01/28 158,824
110,000 7.000%, 01/15/30^ 110,736
Venture Global Plaquemines LNG
LLC*
210,000 6.500%, 01/15/34 218,240
160,000 6.500%, 06/15/34 165,896
52,000 6.125%, 12/15/30 53,575
190,000 VOC Escrow Ltd.*
5.000%, 02/15/28 189,861
210,000 WBI Operating LLC*
6.500%, 10/15/33 212,102
210,000 Weatherford International Ltd.*
6.750%, 10/15/33 217,631
290,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 294,585
9,275,577
Financials (1.8%)
179,000 Acrisure LLC/Acrisure Finance, Inc.*
8.250%, 02/01/29 185,841
200,000 AerCap Ireland Capital DAC/
AerCap Global Aviation Trust^‡
6.950%, 03/10/55 , 5 yr. CMT +
2.720% 209,444
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
210,000 7.375%, 10/01/32 217,711
210,000 6.500%, 10/01/31 216,191
PRINCIPAL
AMOUNT a a VALUE a
Ally Financial, Inc.‡
300,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% $ 298,716
100,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 96,004
219,000 AmWINS Group, Inc.*
4.875%, 06/30/29 216,140
105,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 107,103
105,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.375%, 02/01/34 106,231
210,000 Azorra Finance Ltd.*
7.250%, 01/15/31 220,135
210,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 216,875
210,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 225,435
Brandywine Operating Partnership
LP
105,000 8.875%, 04/12/29 112,873
214,000 6.125%, 01/15/31 207,529
263,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 270,227
419,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 417,332
166,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 163,880
225,000 Burford Capital Global Finance
LLC*
7.500%, 07/15/33 217,906
105,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 107,360
210,000 Corebridge Financial, Inc.^‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 213,931
Credit Acceptance Corp.*
140,000 9.250%, 12/15/28 146,793
93,000 6.625%, 03/15/30 93,459
210,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 213,341
210,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 223,885
105,000 Enstar Group Ltd.*^‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 109,697
First Citizens BancShares, Inc.‡
55,000 Series B, 7.957%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 56,175

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
160,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% $ 163,554
GGAM Finance Ltd.*
235,000 8.000%, 02/15/27 238,833
105,000 5.875%, 03/15/30 106,875
HUB International Ltd.*
160,000 7.375%, 01/31/32 167,736
169,000 5.625%, 12/01/29 168,990
105,000 Huntington Bancshares, Inc. Series
K‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 105,194
Jefferies Finance LLC/JFIN Co-Issuer
Corp.*
210,000 6.625%, 10/15/31 208,276
200,000 5.000%, 08/15/28 194,042
236,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 250,861
161,000 MetLife, Inc.
6.400%, 12/15/36 169,145
105,000 Newmark Group, Inc.
7.500%, 01/12/29 112,193
OneMain Finance Corp.
105,000 6.750%, 03/15/32 107,409
210,000 6.750%, 09/15/33 212,783
105,000 6.500%, 03/15/33 105,638
103,000 Osaic Holdings, Inc. Series JAN*
8.000%, 08/01/33 106,951
200,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 206,180
262,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 274,972
215,000 RHP Hotel Properties LP/RHP
Finance Corp.*
6.500%, 04/01/32 222,695
Rocket Cos., Inc.*
157,000 6.375%, 08/01/33 163,194
104,000 6.125%, 08/01/30 106,651
206,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 193,347
210,000 Service Properties Trust
8.375%, 06/15/29 212,717
210,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 216,035
55,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 56,810
265,000 StoneX Group, Inc.*
7.875%, 03/01/31 282,082
210,000 TrueNoord Capital DAC*
8.750%, 03/01/30 222,060
258,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 255,154
PRINCIPAL
AMOUNT a a VALUE a
110,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 $ 107,140
105,000 UWM Holdings LLC*
6.250%, 03/15/31 104,399
105,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 110,083
210,000 XHR LP*
6.625%, 05/15/30 217,323
10,239,536
Health Care (0.7%)
320,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 316,320
CHS/Community Health Systems,
Inc.*
126,000 10.875%, 01/15/32 136,013
127,000 6.875%, 04/15/29 116,937
435,000 6.125%, 04/01/30 359,280
27,000 5.250%, 05/15/30 25,469
DaVita, Inc.*
240,000 6.875%, 09/01/32 247,087
233,000 4.625%, 06/01/30 224,624
258,000 3.750%, 02/15/31 237,239
Embecta Corp.*
52,000 6.750%, 02/15/30 50,600
162,000 5.000%, 02/15/30^ 151,868
Encompass Health Corp.
110,000 4.750%, 02/01/30 109,527
110,000 4.500%, 02/01/28 109,547
118,000 IQVIA, Inc.*
6.250%, 06/01/32 122,852
Medline Borrower LP*
322,000 5.250%, 10/01/29 322,670
270,000 3.875%, 04/01/29 264,365
400,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 363,540
Tenet Healthcare Corp.
295,000 6.875%, 11/15/31 323,293
157,000 5.500%, 11/15/32* 158,738
270,000 Teva Pharmaceutical Finance
Netherlands III BV^
5.125%, 05/09/29 273,083
3,913,052
Industrials (1.1%)
237,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 245,466
260,000 ACCO Brands Corp.*^
4.250%, 03/15/29 240,950
Arcosa, Inc.*
105,000 6.875%, 08/15/32 110,796
127,000 4.375%, 04/15/29 124,793
Bombardier, Inc.*
105,000 8.750%, 11/15/30 112,502
68,000 7.250%, 07/01/31 72,291
80,000 7.000%, 06/01/32 84,136
53,000 6.750%, 06/15/33 55,751

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
226,000 BWX Technologies, Inc.*
4.125%, 04/15/29 $ 221,907
335,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 347,298
55,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 55,321
51,333 Delta Air Lines, Inc./SkyMiles IP
Ltd.*
4.750%, 10/20/28 51,730
Deluxe Corp.*
50,000 8.125%, 09/15/29 52,553
282,000 8.000%, 06/01/29 287,017
EnerSys*
110,000 6.625%, 01/15/32 114,047
140,000 4.375%, 12/15/27 139,381
EquipmentShare.com, Inc.*
135,000 8.625%, 05/15/32 144,407
78,000 8.000%, 03/15/33 82,341
Graphic Packaging International
LLC*
85,000 4.750%, 07/15/27 84,918
102,000 3.500%, 03/01/29 97,439
236,000 Great Lakes Dredge & Dock Corp.*
5.250%, 06/01/29 232,460
Herc Holdings, Inc.*
105,000 7.250%, 06/15/33 111,197
105,000 7.000%, 06/15/30 110,245
105,000 6.625%, 06/15/29 108,726
157,000 JELD-WEN, Inc.*^
7.000%, 09/01/32 99,442
360,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 358,243
135,000 Moog, Inc.*
4.250%, 12/15/27 134,406
232,000 Novelis Corp.*
4.750%, 01/30/30 225,110
210,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 217,871
Sealed Air Corp.*
55,000 6.500%, 07/15/32 57,193
54,000 5.000%, 04/15/29 54,398
Sealed Air Corp./Sealed Air Corp.
U.S.*
50,000 7.250%, 02/15/31 52,167
163,000 6.125%, 02/01/28 165,647
210,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 197,125
Standard Building Solutions, Inc.*
50,000 6.500%, 08/15/32 51,609
157,000 6.250%, 08/01/33 160,539
210,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 221,989
TransDigm, Inc.*
80,000 7.125%, 12/01/31 83,917
225,000 6.875%, 12/15/30 234,497
155,000 6.750%, 08/15/28 157,815
52,000 6.625%, 03/01/32 53,914
PRINCIPAL
AMOUNT a a VALUE a
49,912 United Airlines Pass-Through Trust
Series 2019-2, Class B
3.500%, 05/01/28 $ 48,717
160,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 165,253
Williams Scotsman, Inc.*
80,000 6.625%, 06/15/29 82,766
128,000 4.625%, 08/15/28 127,642
6,237,932
Information Technology (0.5%)
Block, Inc.*
53,000 6.000%, 08/15/33 54,149
105,000 5.625%, 08/15/30 106,957
105,000 CACI International, Inc.*
6.375%, 06/15/33 109,186
157,000 Cloud Software Group, Inc.*^
6.625%, 08/15/33 150,641
126,000 Coherent Corp.*
5.000%, 12/15/29 125,636
16,000 Dell International LLC/EMC Corp.
6.020%, 06/15/26 16,052
Fair Isaac Corp.*
79,000 6.000%, 05/15/33 80,482
93,000 4.000%, 06/15/28 91,519
245,000 KBR, Inc.*
4.750%, 09/30/28 242,197
59,004 LivePerson, Inc.*
10.000%, 12/15/29 32,452
167,000 ON Semiconductor Corp.*
3.875%, 09/01/28 163,675
110,000 Open Text Corp.*
6.900%, 12/01/27 113,649
Open Text Holdings, Inc.*
55,000 4.125%, 02/15/30 51,152
136,000 4.125%, 12/01/31 122,328
315,000 TTM Technologies, Inc.*
4.000%, 03/01/29 306,234
Twilio, Inc.
57,000 3.875%, 03/15/31 53,935
150,000 3.625%, 03/15/29 144,002
134,000 UKG, Inc.*
6.875%, 02/01/31 134,064
295,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 281,710
210,000 Zebra Technologies Corp.*
6.500%, 06/01/32 216,760
200,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 182,908
2,779,688
Materials (0.7%)
210,000 Avient Corp.*
6.250%, 11/01/31 216,008
210,000 Capstone Copper Corp.*
6.750%, 03/31/33 218,024
Celanese U.S. Holdings LLC
105,000 7.379%, 07/15/32 109,681
105,000 7.375%, 02/15/34^ 107,006

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
210,000 Century Aluminum Co.*
6.875%, 08/01/32 $ 217,768
180,000 Chemours Co.*^
8.000%, 01/15/33 180,603
410,000 Clearwater Paper Corp.*
4.750%, 08/15/28 389,746
250,000 Constellium SE*
6.375%, 08/15/32 258,700
385,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 310,433
210,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 219,337
212,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 213,995
210,000 Knife River Corp.*
7.750%, 05/01/31 219,070
Mercer International, Inc.
95,000 12.875%, 10/01/28*^ 69,783
229,000 5.125%, 02/01/29 142,397
210,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 216,989
200,000 Silgan Holdings, Inc.
4.125%, 02/01/28 198,328
210,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 211,239
210,000 Terex Corp.*
6.250%, 10/15/32 215,260
97,437 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*
7.625%, 05/03/29 2,493
210,000 WR Grace Holdings LLC*
6.625%, 08/15/32 209,103
3,925,963
Other (0.5%)
210,000 Alumina Pty. Ltd.*
6.375%, 09/15/32 218,490
170,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.000%, 12/31/32 177,822
85,386 Claritev Corp. Series B*
6.750%, 03/31/31 67,141
210,000 DBR Land Holdings LLC*
6.250%, 12/01/30 215,277
EchoStar Corp.
375,740 10.750%, 11/30/29 412,175
218,446 6.750%, 11/30/30 222,293
210,000 Enerflex, Inc.*
6.875%, 01/15/31 217,333
100,000 Gen Digital, Inc.*
6.750%, 09/30/27 101,011
105,000 Graham Holdings Co.*
5.625%, 12/01/33 105,962
200,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 209,568
PRINCIPAL
AMOUNT a a VALUE a
157,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 $ 163,720
210,000 New Gold, Inc.*
6.875%, 04/01/32 223,476
105,000 Reinsurance Group of America,
Inc.‡
6.650%, 09/15/55 , 5 yr. CMT +
2.392% 108,428
210,000 Rfna LP*
7.875%, 02/15/30 211,722
210,000 SM Energy Co.*^
7.000%, 08/01/32 210,664
105,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 109,669
2,974,751
Real Estate (0.1%)
105,000 Forestar Group, Inc.*
6.500%, 03/15/33 107,570
150,000 Global Net Lease, Inc.*
4.500%, 09/30/28 146,964
163,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 158,844
413,378
Special Purpose Acquisition Companies (0.1%)
53,000 Clydesdale Acquisition Holdings,
Inc.*
6.750%, 04/15/32 53,484
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
325,000 6.750%, 01/15/30 307,333
107,000 4.625%, 01/15/29 103,616
464,433
Utilities (0.2%)
110,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 112,983
110,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 113,201
225,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 235,363
165,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 172,757
165,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 169,734
158,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 164,647
79,000 PPL Capital Funding, Inc. Series A‡
6.612%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 78,330

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Vistra Corp.*‡
50,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% $ 50,975
105,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% 106,615
1,204,605
TOTAL CORPORATE BONDS
(Cost $66,615,832)
66,328,692
SOVEREIGN BONDS (4.2%)
Other (4.2%)
72,000,000 MXN Mexican Bonos
7.750%, 05/29/31 4,017,923
70,500,000 MXN Mexican Bonos
8.500%, 03/02/28 4,107,498
69,900,000 MXN Mexican Bonos
8.500%, 02/28/30 4,046,413
63,000,000 ZAR Republic of South Africa
Government Bonds
7.000%, 02/28/31 3,832,942
60,000,000 ZAR Republic of South Africa
Government Bonds
8.000%, 01/31/30 3,818,477
62,000,000 ZAR Republic of South Africa
Government Bonds
8.250%, 03/31/32 3,949,864
TOTAL SOVEREIGN BONDS
(Cost $23,261,221)
23,773,117
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (89.9%)
Communication Services (10.0%)
61,285 Alphabet, Inc. - Class A^µ 20,714,330
3,751 Audacy, Inc.# 18,755
4,050 Baidu, Inc. ( ADR )#^ 620,379
309,850 HKD Baidu, Inc. - Class A#~ 5,939,065
1,735 Cumulus Media, Inc. - Class A# 139
5,455 Meta Platforms, Inc. - Class A^ 3,908,507
21,865 Millicom International Cellular SA 1,334,421
81,416 ZAR MTN Group Ltd. 904,090
4,575 Optimum Communications, Inc. -
Class A#^ 7,000
95,648 EUR Orange SAµ 1,778,098
1,870,100 SGD Singapore Telecommunications
Ltd.~ 6,748,612
12,900 KRW SK Telecom Co. Ltd. 650,108
84,800 JPY SoftBank Group Corp.~ 2,315,666
88,100 HKD Tencent Holdings Ltd.~ 6,744,915
21,900 BRL TIM SA 102,036
1,176,545 GBP Vodafone Group PLC~ 1,732,729
26,395 Walt Disney Co.µ 2,977,356
56,496,206
NUMBER OF
SHARES b b VALUE b
Consumer Discretionary (7.9%)
151,265 HKD Alibaba Group Holding Ltd.
( ADR )^ $ 4,932,880
45,900 MXN Alsea SAB de CV 140,017
38,210 Amazon.com, Inc.#µ 9,143,653
315,000 SAR Americana Restaurants
International PLC 138,082
5,760 EUR Auto1 Group SE# 189,463
20,700 CNY China Tourism Group Duty Free
Corp. Ltd. - Class A 266,041
71,800 HKD China Tourism Group Duty Free
Corp. Ltd. - Class H*^ 833,058
15,745 INR Eicher Motors Ltd. 1,221,454
108,000 HKD Galaxy Entertainment Group Ltd.~ 548,722
33,140 KRW Hyundai Motor Co. 11,536,215
161,219 HKD JD.com, Inc. - Class A~ 2,299,085
123,000 HKD Li Ning Co. Ltd. 321,642
1,020 EUR LVMH Moet Hennessy Louis Vuitton
SEµ 658,312
6,400 JPY Nextage Co. Ltd. 135,585
44,620 NIO, Inc. ( ADR )# 209,714
1,300 JPY Open House Group Co. Ltd. 76,494
345 Rite Aid Corp.# 345
236,800 HKD Sands China Ltd.~ 513,922
12,400 EUR Schaeffler AG 146,247
17,745 Tesla, Inc.#µ 7,637,625
44,710 Viking Holdings Ltd.#µ 3,225,826
7,636 EUR Westwing Group SE# 129,945
44,304,327
Consumer Staples (1.2%)
5,600 Constellation Brands, Inc. - Class Aµ 877,520
2,600 CNY Kweichow Moutai Co. Ltd. - Class A 524,136
25,485 Philip Morris International, Inc.^ 4,573,029
1,280 PriceSmart, Inc. 182,029
169,939 BRL Raia Drogasil SA 791,127
6,947,841
Energy (3.9%)
7,730 Cameco Corp. 953,805
134,875 CAD Canadian Natural Resources Ltd.µ 5,015,034
24,500 CAD CES Energy Solutions Corp. 255,499
885 Cheniere Energy Partners LP~ 49,905
17,600 Chevron Corp.µ 3,113,440
42,400 Denison Mines Corp.#^ 167,904
12,635 Energy Transfer LP~ 233,116
5,810 Enterprise Products Partners LP 192,834
1,826 EP Energy Corp.# 2,967
42,400 Helmerich & Payne, Inc. 1,436,512
136,900 THB PTT Exploration & Production PCL 534,709
82,300 GBP Shell PLC 3,163,570
98,974 SLB Ltd.^~ 4,788,362
38,350 TechnipFMC PLCµ 2,136,862
22,044,519
Financials (15.8%)
34,000 ZAR Absa Group Ltd. 535,757

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
249,425 EUR Alpha Bank SA $ 1,193,987
39,332 INR Axis Bank Ltd. 585,309
243,320 Banco Bradesco SA ( ADR ) 985,446
434,570 EUR Banco Santander SAµ 5,548,617
10,800 EUR Bank of Cyprus Holdings PLC 119,161
697,390 GBP Barclays PLC 4,654,429
24,140 EUR BAWAG Group AG*µ 3,926,994
4,010 ZAR Capitec Bank Holdings Ltd. 1,076,659
145,000 HKD China Life Insurance Co. Ltd. - Class
H~ 645,284
33,400 Citigroup, Inc.µ 3,864,714
1,680 Credicorp Ltd. 599,474
39,015 EUR Erste Group Bank AGµ 5,072,297
187,750 EUR Eurobank SA - Class A 917,530
3,530 EUR flatexDEGIRO SE 172,192
7,200 Goldman Sachs Group, Inc.^µ 6,734,952
7,130 Grupo Cibest SA ( ADR ) 582,165
162,000 Huntington Bancshares, Inc.µ 2,831,760
17,800 SGD iFAST Corp. Ltd. 147,608
116,389 Itau Unibanco Holding SA ( ADR ) 999,782
14,575 JPMorgan Chase & Co. 4,458,347
48,530 KRW KB Financial Group, Inc. 4,542,368
1,500 EUR KBC Ancora 137,846
38,300 KRW Mirae Asset Securities Co. Ltd. 1,135,424
29,400 JPY Mizuho Financial Group, Inc.~ 1,276,486
65,100 NU Holdings Ltd. - Class A#µ 1,155,525
54,800 JPY ORIX Corp.~ 1,670,052
142,000 HKD Ping An Insurance Group Co. of
China Ltd. - Class H~ 1,317,099
3,200 JPY Rakuten Bank Ltd.# 153,146
398,870 MYR RHB Bank Bhd. 854,807
31,410 Robinhood Markets, Inc. - Class
A#µ 3,124,667
7,040 KRW Samsung Life Insurance Co. Ltd. 916,647
24,653 SAR Saudi National Bank 294,736
76,000 INR Shriram Finance Ltd. 843,642
865,322 TWD SinoPac Financial Holdings Co. Ltd. 783,795
65,690 EUR Societe Generale SA~ 5,756,378
92,884 INR State Bank of India 1,088,509
4,670 ILS Tel Aviv Stock Exchange Ltd. 179,423
10,300 SEK TF Bank AB* 198,702
62,570 EUR Unicaja Banco SA* 214,420
116,510 EUR UniCredit SpA~ 10,153,383
52,375 Wells Fargo & Co.µ 4,739,414
20,300 Wintrust Financial Corp. 2,994,047
89,182,980
Health Care (4.7%)
14,940 SEK Ambea AB* 227,827
910 Ascendis Pharma AS ( ADR )# 205,751
29,250 GBP AstraZeneca PLC~ 5,449,688
5,950 Eli Lilly & Co.µ 6,171,043
21,120 EUR Fresenius SE & Co. KGaAµ 1,181,405
10,104 GE HealthCare Technologies, Inc.µ 797,913
NUMBER OF
SHARES b b VALUE b
4,860 Humana, Inc.µ $ 948,672
20,945 Johnson & Johnsonµ 4,759,751
2,950 EUR Medincell SA# 78,877
78,573 Novo Nordisk AS ( ADR ) 4,669,593
6,800 EUR UCB SAµ 2,072,133
26,562,653
Industrials (12.3%)
5,840 EUR Airbus SEµ 1,337,066
37,029 EUR Alstom SA#µ 1,182,276
2,113 Ardagh Holdings SA# 16,593
1,030 EUR Bilfinger SE 144,312
28,929 GBP Ceres Power Holdings PLC# 117,904
18,280 CNY Contemporary Amperex Technology
Co. Ltd. - Class A 922,355
750 EUR DO & Co. AG 175,313
8,370 KRW Doosan Enerbility Co. Ltd.# 522,506
11,600 Embraer SA ( ADR ) 852,136
4,625 EUR Exosens SAS 296,280
49,000 JPY FANUC Corp.~ 1,967,574
10,500 JPY Fujikura Ltd.~ 1,319,713
8,595 GE Vernova, Inc.µ 6,243,150
940 KRW Hanwha Aerospace Co. Ltd.# 846,170
52,400 JPY Harmonic Drive Systems, Inc. 1,154,170
2,749 KRW HD Hyundai Heavy Industries Co.
Ltd. 1,094,184
137,100 JPY Hitachi Ltd.~ 4,757,385
2,539 KRW Hyosung Heavy Industries Corp.# 4,553,849
620 KRW Hyundai Glovis Co. Ltd. 104,532
970 KRW Hyundai Rotem Co. Ltd. 155,098
8,400 JPY IHI Corp.~ 194,344
5,990 GBP IMI PLC 226,196
14,340 CHF Implenia AG 1,373,313
110,750 PHP International Container Terminal
Services, Inc. 1,213,038
11,700 JPY Japan Elevator Service Holdings
Co. Ltd. 123,190
31,500 CNY Jiangsu Hengli Hydraulic Co. Ltd.
- Class A 490,151
99,000 JPY Kandenko Co. Ltd. 3,564,236
3,260 EUR KION Group AG 230,269
2,872,000 HKD Lonking Holdings Ltd. 1,178,083
40,900 JPY Mitsubishi Heavy Industries Ltd.~ 1,204,257
12,840 SEK Munters Group AB* 253,509
770 KRW Rainbow Robotics# 387,636
2,380 EUR Rheinmetall AGµ 5,042,854
476,630 GBP Rolls-Royce Holdings PLC~ 7,967,812
5,200 KRW Samsung C&T Corp. 1,083,964
54,502 CNY Shanghai International Airport Co.
Ltd. - Class A 241,455
19,235 EUR Siemens AGµ 5,815,320
14,375 EUR Siemens Energy AG#µ 2,449,213
3,995 KRW SK Square Co. Ltd.# 1,563,847
31,400 HKD UBTech Robotics Corp. Ltd. - Class
H# 560,497

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
20,385 Waste Management, Inc.µ $ 4,530,362
237,800 CNY Weichai Power Co. Ltd. - Class A 812,263
2,500 JPY Yaskawa Electric Corp. 79,798
97,000 CNY Zhejiang Sanhua Intelligent
Controls Co. Ltd. - Class A 711,243
69,059,416
Information Technology (29.1%)
10,265 Advanced Micro Devices, Inc.#µ 2,430,034
8,400 JPY Advantest Corp.~ 1,389,246
4,765 AppLovin Corp. - Class A#µ 2,254,369
18,600 TWD Asia Vital Components Co. Ltd. 845,044
7,100 ASML Holding NVµ 10,103,300
4,830 TWD ASPEED Technology, Inc. 1,350,738
2,450 CNY Beijing Huafeng Test & Control
Technology Co. Ltd. - Class A 106,176
17,259 Broadcom, Inc. 5,717,907
32,900 TWD Chroma ATE, Inc. 1,010,240
62,200 TWD Compeq Manufacturing Co. Ltd. 331,636
27,800 TWD Delta Electronics, Inc. 1,060,912
19,150 TWD Elite Material Co. Ltd. 1,038,744
13,200 CNY Hygon Information Technology Co.
Ltd. - Class A 499,812
290 KRW Hyundai Autoever Corp. 92,970
6,200 JPY Ibiden Co. Ltd.~ 326,831
37,980 EUR Indra Sistemas SA^ 2,454,797
79,040 Intel Corp.#^µ 3,672,989
2,800 EUR Jenoptik AG 86,758
34,200 JFrog Ltd.# 1,874,160
5,000 JPY Keyence Corp.~ 1,834,302
11,700 JPY Kioxia Holdings Corp.#~ 1,600,399
398,400 CAD Kraken Robotics, Inc.#^ 2,334,838
37,600 TWD LandMark Optoelectronics Corp. 1,177,935
43,700 CNY Lens Technology Co. Ltd. - Class A 228,015
16,320 Marvell Technology, Inc.µ 1,287,974
16,000 TWD MediaTek, Inc. 887,529
3,000 JPY Micronics Japan Co. Ltd. 173,456
17,220 Microsoft Corp.^ 7,409,594
41,320 CNY Montage Technology Co. Ltd. -
Class A 1,078,525
15,000 CNY NAURA Technology Group Co. Ltd.
- Class A 1,024,208
2,650 ILS Next Vision Stabilized Systems Ltd. 239,033
540,000 EUR Nokia Oyj 3,478,091
133,810 NVIDIA Corp.^ 25,575,105
9,700 JPY Optex Group Co. Ltd. 150,601
23,155 Palantir Technologies, Inc. - Class
A#^ 3,394,292
15,100 TWD Phison Electronics Corp. 1,119,826
14,990 EUR Profile Systems & Software SA 138,730
3,190 KRW Robotis Co. Ltd.# 744,764
1,310 KRW Samsung Electro-Mechanics Co.
Ltd. 251,938
187,175 KRW Samsung Electronics Co. Ltd. 20,678,104
9,390 Shopify, Inc. - Class A#µ 1,232,250
NUMBER OF
SHARES b b VALUE b
11,180 KRW SK Hynix, Inc. $ 6,980,535
680,000 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 37,601,214
17,300 JPY Tokyo Electron Ltd.~ 4,609,738
24,600 TWD Tripod Technology Corp. 289,919
21,325 CNY Verisilicon Microelectronics
Shanghai Co. Ltd. - Class A# 677,231
3,700 JPY Yamaichi Electronics Co. Ltd. 140,616
9,500 CNY Zhongji Innolight Co. Ltd. - Class A 882,210
163,867,635
Materials (4.3%)
159,931 CAD Alamos Gold, Inc. - Class Aµ 5,926,720
875 EUR Alzchem Group AG 159,963
123,115 Cemex SAB de CV ( ADR ) 1,536,475
114,000 HKD China Hongqiao Group Ltd.~ 521,399
4,220 CAD ERO Copper Corp.# 141,571
27,685 EUR Heidelberg Materials AGµ 7,582,107
64,400 CAD Hudbay Minerals, Inc.^ 1,525,282
5,920 KRW HVM Co. Ltd.# 359,408
55,955 ZAR Impala Platinum Holdings Ltd. 1,042,959
111,075 AUD Lynas Rare Earths Ltd.#^ 1,118,095
32,050 MP Materials Corp.# 1,883,578
370 INR PTC Industries Ltd.# 72,358
4,860 Southern Copper Corp.^ 924,955
2,130 EUR Titan SA 142,926
3,120 CAD Torex Gold Resources, Inc. 150,174
58,500 Vale SA ( ADR )^ 940,095
10,500 HKD Zijin Gold International Co. Ltd.#~ 290,892
24,318,957
Real Estate (0.0%)
2,900 JPY Kasumigaseki Capital Co. Ltd. 140,732
Utilities (0.7%)
39,000 BRL Axia Energia 402,913
45,801 EUR Engie SA# 1,362,684
20,920 EUR Italgas SpA^ 251,336
25,950 EUR RWE AGµ 1,647,925
3,664,858
TOTAL COMMON STOCKS
(Cost $497,098,268)
506,590,124
CONVERTIBLE PREFERRED STOCKS (3.9%)
Industrials (3.1%)
234,875
Boeing Co.
6.000%, 10/15/27
17,549,860
Utilities (0.8%)
89,500
Southern Co.
7.125%, 12/15/28#
4,586,875
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $21,232,882)
22,136,735

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
EXCHANGE-TRADED FUNDS (2.9%)
Other (2.9%)
186,760
iShares J.P. Morgan EM Local
Currency Bond ETF^ $ 7,907,419
310,000
VanEck J. P. Morgan EM Local
Currency Bond ETF^ 8,153,000
16,060,419
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $15,613,258)
16,060,419
PREFERRED STOCKS (0.0%)
Communication Services (0.0%)
5,640
Qwest Corp.
6.500%, 09/01/56 108,063
1,701
Telephone & Data Systems, Inc.
6.625%, 03/31/26 37,643
T-Mobile USA, Inc.µ
1,429 5.500%, 03/01/70 32,710
163 5.500%, 06/01/70 3,738
1,770 6.250%, 09/01/69# 44,515
226,669
TOTAL PREFERRED STOCKS
(Cost $204,785)
226,669
WARRANTS (0.0%)#
Communication Services (0.0%)
679 Audacy Capital Corp.
09/30/28, Strike $1.00 —
113 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
12,061 Mcdermott International Ltd.
06/30/27, Strike $12.33 1
13,401 Mcdermott International Ltd.
06/30/27, Strike $15.98 2
3
TOTAL WARRANTS
(Cost $5,152)
3
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (1.4%)#
Consumer Discretionary (0.0%)
14
3,006,906
MercadoLibre, Inc. Call, 03/20/26,
Strike $2,200.00 172,970
216
2,516,184
Sea Ltd. Call, 03/20/26, Strike
$150.00 41,148
520
3,684,200
Urban Outfitters, Inc. Call,
03/20/26, Strike $85.00 89,700
303,818
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Consumer Staples (0.2%)
1,450
6,620,700
Darling Ingredients, Inc. Call,
07/17/26, Strike $45.00 $ 870,000
Energy (0.2%)
1,679
5,628,008
Halliburton Co. Call, 02/20/26,
Strike $28.00 957,030
Materials (0.0%)
67
1,275,144
Southern Copper Corp. Call,
05/15/26, Strike $160.00 264,650
Other (1.0%)
480
6,608,640
EUR EURO STOXX Banks Index Call,
06/19/26, Strike 250.00 817,891
1,426
88,678,662
Invesco QQQ Trust Series 1 Put,
02/20/26, Strike $605.00 893,389
650
40,421,550
Invesco QQQ Trust Series 1 Put,
04/17/26, Strike $615.00 1,221,675
4,095
41,253,030
iShares MSCI EAFE ETF Put,
03/31/26, Strike $88.00 124,897
4,090
41,202,660
iShares MSCI EAFE ETF Put,
04/17/26, Strike $98.00 638,040
14,315
84,601,650
iShares MSCI Emerging Markets
ETF Put, 03/31/26, Strike $50.00 250,512
6,815
40,276,650
iShares MSCI Emerging Markets
ETF Put, 04/17/26, Strike $58.50 1,086,993
3,655
18,910,970
iShares MSCI India ETF Call,
06/18/26, Strike $55.00 356,363
5,389,760
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $9,254,457)
7,785,258
TOTAL INVESTMENTS (139.5%)
(Cost $765,392,075)
785,801,475
LIABILITIES, LESS OTHER ASSETS (-39.5%)
(222,403,283)
NET ASSETS (100.0%) $ 563,398,192
EXCHANGE-TRADED WRITTEN OPTIONS  (0.0%)#
Energy (0.0%)
(75)
(362,850)
SLB Ltd. Call, 12/18/26, Strike
$65.00 (14,437)
Information Technology (0.0%)
(163)
(1,286,396)
Marvell Technology, Inc. Call,
11/20/26, Strike $125.00 (76,936)
TOTAL EXCHANGE-TRADED
WRITTEN OPTIONS
(Premium $99,887) $ (91,373)

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at January 31,
2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
@ In default status and considered non-income producing.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^ Security, or portion of security, is on loan.
†† When-issued security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $6,494,192.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $240,115,405.
# Non-income producing security.
FOREIGN CURRENCY ABBREVIATIONS
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan Renminbi
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD New Taiwan Dollar
ZAR South African Rand
ABBREVIATION
ADR American Depositary Receipt
SOFR Secured Overnight Financing Rate
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. The principal amount for such securities is shown in the respective foreign currency.
CURRENCY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
US Dollar $ 437,294,737 55 .7%
European Monetary Unit 94,480,912 12 .0%
South Korean Won 58,200,266 7 .4%
New Taiwan Dollar 47,497,532 6 .0%
Japanese Yen 34,632,760 4 .4%
British Pound Sterling 23,312,328 3 .0%
Hong Kong Dollar 20,377,186 2 .6%
Canadian Dollar 15,349,118 1 .9%
South African Rand 15,160,749 1 .9%
Mexican Peso 12,311,851 1 .6%
Chinese Yuan Renminbi 8,463,821 1 .1%
Singapore Dollar 6,896,220 0 .9%
Indian Rupee 3,811,271 0 .5%
Swiss Franc 1,373,313 0 .2%
Brazilian Real 1,296,076 0 .2%
Philippine Peso 1,213,038 0 .1%
Australian Dollar 1,118,095 0 .1%
Malaysian Ringgit 854,807 0 .1%
Swedish Krona 680,038 0 .1%
Thai Baht 534,709 0 .1%
Saudi Riyal 432,818 0 .1%
Israeli New Shekel 418,456 0.0%
Total Investments $785,710,101 100 .0%
Currency exposure may vary over time.

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
COUNTRY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 366,515,755 46 .3%
South Korea 60,269,366 7 .7%
China 51,211,695 6 .6%
Taiwan 47,497,532 6 .0%
Japan 34,632,760 4 .4%
Canada 26,603,683 3 .2%
Germany 25,415,738 3 .3%
United Kingdom 22,688,196 3 .0%
Spain 18,637,436 2 .3%
France 16,262,581 2 .1%
South Africa 15,160,749 1 .9%
Mexico 14,773,281 1 .9%
Netherlands 14,111,277 1 .8%
Italy 13,072,183 1 .6%
Austria 9,174,604 1 .2%
Singapore 6,896,220 0 .9%
Brazil 6,370,631 0 .8%
Denmark 4,875,344 0 .6%
India 3,811,271 0 .5%
Finland 3,478,091 0 .5%
Greece 2,250,247 0 .3%
Belgium 2,209,979 0 .3%
Switzerland 1,373,313 0 .2%
Guatemala 1,334,421 0 .2%
Philippines 1,213,038 0 .1%
Australia 1,118,095 0 .1%
Macao 1,062,644 0 .2%
Malaysia 854,807 0 .1%
Ireland 777,212 0 .1%
Israel 691,539 0 .1%
Sweden 680,038 0 .1%
Peru 599,474 0 .1%
Colombia 582,164 0 .1%
Thailand 534,709 0 .1%
Luxembourg 433,273 0.0%
Saudi Arabia 294,736 0 .1%
Hong Kong 290,892 0.0%
United Arab Emirates 138,082 0.0%
Cyprus 119,161 0.0%
Total Investments $778,016,217 98 .8%
Country exposure may vary over time.

Calamos Global Dynamic Income Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Asset Backed Security 1 $ — $ 166,241 $ — $ 166,241
Bank Loans 75 — 12,357,003 — 12,357,003
Convertible Bonds 36 — 130,377,214 — 130,377,214
Corporate Bonds 406 — 66,328,692 — 66,328,692
Sovereign Bonds 6 — 23,773,117 — 23,773,117
Common Stocks 236 225,687,993 280,902,131 — 506,590,124
Convertible Preferred Stocks 2 22,136,735 — — 22,136,735
Exchange-Traded Funds 2 16,060,419 — — 16,060,419
Preferred Stocks 5 226,669 — — 226,669
Warrants 4 3 — — 3
Exchange-Traded Purchased Options 14 7,785,258 — — 7,785,258
Total $ 271,897,077 $ 513,904,398 $ — $ 785,801,475
Liabilities: — — — —
Exchange-Traded Written Options 2 $ 91,373 $ — $ — $ 91,373
Total $ 91,373 $ — $ — $ 91,373

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
BANK LOANS (1.2%)i
Airlines (0.0%)
37,196
United Airlines, Inc.‡
2024 1st Lien Term Loan B,
5.673%, 02/22/31 1 mo. USD
Term SOFR + 2.000% $ 37,304
Communication Services (0.2%)
34,526
Altice France SA‡
2025 Term Loan B14,
10.547%, 05/31/31 3 mo. USD
Term SOFR + 6.875% 35,115
11,239
Audacy Capital Corp.‡
2024 Term Loan B,
9.786%, 10/01/29 1 mo. USD
Term SOFR + 6.000% 8,525
1,261
Audacy Capital Corp.‡
2024 Term Loan A,
10.786%, 10/02/28 1 mo. USD
Term SOFR + 7.000% 1,253
24,686
Cincinnati Bell, Inc.‡
2025 Term Loan B4,
5.922%, 11/22/28 1 mo. USD
Term SOFR + 2.250% 24,647
700
Gray Television, Inc.‡
2024 Term Loan B,
8.950%, 06/04/29 1 mo. USD
Term SOFR + 5.250% 701
10,000
iHeartCommunications, Inc.!
2024 Term Loan,
0.000%, 05/01/29 9,178
39,899
iHeartCommunications, Inc.‡
2024 Term Loan,
9.561%, 05/01/29 1 mo. USD
Term SOFR + 5.775% 36,619
45,000
Level 3 Financing, Inc.‡
2025 Repriced Term Loan B4,
6.922%, 03/29/32 1 mo. USD
Term SOFR + 3.250% 45,124
24,337
TripAdvisor, Inc.‡
Term Loan,
6.422%, 07/08/31 1 mo. USD
Term SOFR + 2.750% 23,706
40,000
Versant Media Group, Inc.‡
Term Loan B,
7.161%, 01/30/31 3 mo. USD
Term SOFR + 3.500% 40,050
224,918
Consumer Discretionary (0.3%)
45,000
American Axle & Manufacturing,
Inc.!
2025 Incremental Term Loan C,
0.000%, 02/24/32 45,169
45,000
Beach Acquisition Bidco LLC‡
Term Loan B,
6.922%, 09/12/32 3 mo. USD
Term SOFR + 3.250% 45,141
PRINCIPAL
AMOUNT a a VALUE a
44,551
Life Time Fitness, Inc.‡
2025 Term Loan,
5.688%, 11/05/31 1 mo. USD
Term SOFR + 2.000% $ 44,779
24,625
Peloton Interactive, Inc.‡
2024 Term Loan B,
9.172%, 05/30/29 1 mo. USD
Term SOFR + 5.500% 24,956
42,500
PetSmart, Inc.‡
2025 Term Loan B,
7.671%, 08/18/32 1 mo. USD
Term SOFR + 4.000% 42,537
49,125
Station Casinos LLC‡
2024 Term Loan B,
5.672%, 03/14/31 1 mo. USD
Term SOFR + 2.000% 49,226
45,000
Voyager Parent LLC!
Repriced Term Loan B,
0.000%, 07/01/32 45,003
45,000
Weber-Stephen Products LLC‡
2025 Term Loan B,
7.411%, 10/01/32 3 mo. USD
Term SOFR + 3.750% 45,051
341,862
Consumer Staples (0.3%)
47,082
Amneal Pharmaceuticals LLC‡
2025 Term Loan B,
7.172%, 08/01/32 1 mo. USD
Term SOFR + 3.500% 47,317
34,563
B&G Foods, Inc.‡
2024 Term Loan B,
7.172%, 10/10/29 1 mo. USD
Term SOFR + 3.500% 32,979
49,875
Bausch & Lomb Corp.‡
2025 Repriced Term Loan,
7.422%, 01/15/31 1 mo. USD
Term SOFR + 3.750% 50,311
20,000
Bausch Health Cos., Inc.!
2025 Term Loan B,
0.000%, 10/08/30 19,550
110,445
Bausch Health Cos., Inc.‡
2025 Term Loan B,
9.922%, 10/08/30 1 mo. USD
Term SOFR + 6.250% 107,960
3,555
MPH Acquisition Holdings LLC‡
2025 Exchange 1st Out Term Loan,
7.417%, 12/31/30 3 mo. USD
Term SOFR + 3.750% 3,554
51,347
Star Parent, Inc.‡
Term Loan B,
7.672%, 09/27/30 3 mo. USD
Term SOFR + 4.000% 51,438
44,775
Team Health Holdings, Inc.‡
2025 Term Loan B,
8.167%, 06/30/28 3 mo. USD
Term SOFR + 4.500% 44,891
358,000

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Energy (0.0%)
58,941
Par Petroleum LLC‡
2025 Term Loan B,
6.955%, 02/28/30 3 mo. USD
Term SOFR + 3.250% $ 59,150
Financials (0.1%)
40,000
Advisor Group, Inc.‡
2025 Term Loan,
6.595%, 07/30/32 6 mo. USD
Term SOFR + 3.000% 39,760
2,448
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.172%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 2,438
27,342
Broadstreet Partners, Inc.‡
2024 Term Loan B4,
6.175%, 06/13/31 1 mo. USD
Term SOFR + 2.500% 27,229
69,427
Industrials (0.2%)
44,888
Blackfin Pipeline LLC‡
Term Loan B,
6.672%, 09/29/32 1 mo. USD
Term SOFR + 3.000% 45,243
44,825
Chamberlain Group, Inc.‡
2025 Term Loan B,
6.422%, 09/08/32 1 mo. USD
Term SOFR + 2.750% 44,848
30,000
Columbus McKinnon Corp.!
2026 Term Loan B,
0.000%, 01/21/33 29,850
59,476
EMRLD Borrower LP‡
2024 Term Loan B,
6.122%, 08/04/31 6 mo. USD
Term SOFR + 2.250% 59,474
44,327
MI Windows & Doors LLC‡
2024 Term Loan B2,
6.422%, 03/28/31 1 mo. USD
Term SOFR + 2.750% 44,385
83,725
TransDigm, Inc.‡
2023 Term Loan J,
6.172%, 02/28/31 1 mo. USD
Term SOFR + 2.500% 83,781
307,581
Information Technology (0.1%)
45,273
Boxer Parent Co., Inc.‡
2025 Term Loan B,
6.822%, 07/30/31 3 mo. USD
Term SOFR + 3.000% 43,689
64,513
Rocket Software, Inc.‡
2023 Term Loan B,
7.422%, 11/28/28 1 mo. USD
Term SOFR + 3.750% 61,831
33,264
SS&C Technologies, Inc.‡
2024 Term Loan B8,
5.672%, 05/09/31 1 mo. USD
Term SOFR + 2.000% 33,302
138,822
PRINCIPAL
AMOUNT a a VALUE a
Other (0.0%)
15,000
Connect Finco SARL!
2024 Extended Term Loan B,
0.000%, 09/27/29 $ 14,981
34,911
Connect Finco SARL‡
2024 Extended Term Loan B,
8.172%, 09/27/29 1 mo. USD
Term SOFR + 4.500% 34,868
49,849
TOTAL BANK LOANS
(Cost $1,592,229)
1,586,913
CONVERTIBLE BONDS (23.5%)
Communication Services (1.7%)
997,000 AST SpaceMobile, Inc.*
2.375%, 10/15/32 1,817,421
453,000 Lyft, Inc.*
0.000%, 09/15/30 478,930
2,296,351
Consumer Discretionary (3.1%)
3,662,000 Alibaba Group Holding Ltd.*
0.000%, 09/15/32 4,096,899
Energy (0.9%)
398,000 Eos Energy Enterprises, Inc.*
1.750%, 12/01/31 470,464
300,000 EUR Saipem SpA*
2.875%, 09/11/29 666,866
1,137,330
Financials (1.3%)
600,000 EUR Cara Obligations SAS (Kering SA)*§
1.500%, 12/01/30 837,833
500,000 Goldman Sachs Finance Corp.
International Ltd. (Tencent Holdings
Ltd.) Series 700§
0.000%, 03/15/27 827,615
1,665,448
Health Care (2.6%)
185,000 Arrowhead Pharmaceuticals, Inc.
0.000%, 01/15/32 208,486
516,000 Bridgebio Pharma, Inc.*
0.750%, 02/01/33 527,094
193,000 Cogent Biosciences, Inc.
1.625%, 11/15/31 231,017
530,000 Guardant Health, Inc.*
0.000%, 05/15/33 630,705
521,000 Ionis Pharmaceuticals, Inc.*^
0.000%, 12/01/30 577,273
1,106,000 Ligand Pharmaceuticals, Inc.*
0.750%, 10/01/30 1,323,396
3,497,971
Industrials (3.5%)
643,000 AeroVironment, Inc.
0.000%, 07/15/30 760,302
360,000 Astronics Corp.*
0.000%, 01/15/31 552,982

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
1,098,000 Bloom Energy Corp.*
0.000%, 11/15/30 $ 1,239,609
1,046,000 BWX Technologies, Inc.*
0.000%, 11/01/30 1,084,566
443,000 JBT Marel Corp.*
0.375%, 09/15/30 476,309
550,000 Joby Aviation, Inc.††
0.750%, 02/15/32 563,739
4,677,507
Information Technology (3.6%)
477,000 Cloudflare, Inc.*
0.000%, 06/15/30 501,193
1,220,000 CyberArk Software Ltd.*
0.000%, 06/15/30 1,284,221
484,000 Lumentum Holdings, Inc.*
0.375%, 03/15/32 1,099,014
617,000 Mirion Technologies, Inc.*
0.250%, 06/01/30 799,990
140,000,000 JPY Rohm Co. Ltd.*
0.000%, 04/24/31 1,049,937
4,734,355
Materials (1.3%)
983,000 First Majestic Silver Corp.*^
0.125%, 01/15/31 1,251,919
400,000 KCC Corp. (HD Korea Shipbuilding
& Offshore Engineering Co. Ltd.)*§
1.750%, 07/10/30 459,800
1,711,719
Other (0.7%)
800,000 EUR Euronext NV*
1.500%, 05/30/32 920,998
Real Estate (0.4%)
473,000 Compass, Inc.*
0.250%, 04/15/31 509,998
Utilities (4.4%)
1,010,000 CenterPoint Energy, Inc.*
3.000%, 08/01/28 1,035,311
1,012,000 Duke Energy Corp.
4.125%, 04/15/26 1,051,721
1,800,000 EUR Iberdrola Finanzas SA Series IBE*
1.500%, 03/27/30 2,435,751
1,097,000 PPL Capital Funding, Inc.
2.875%, 03/15/28 1,237,460
5,760,243
TOTAL CONVERTIBLE BONDS
(Cost $28,301,287)
31,008,819
CORPORATE BONDS (10.1%)
Airlines (0.1%)
33,443 Alaska Airlines Pass-Through Trust
Series 2020-1, Class A*
4.800%, 08/15/27 33,594
37,675 American Airlines Pass-Through
Trust Series 2021-1, Class B
3.950%, 07/11/30 36,304
PRINCIPAL
AMOUNT a a VALUE a
31,473 British Airways Pass-Through Trust
Series 2021-1, Class B*
3.900%, 09/15/31 $ 30,363
35,873 JetBlue Pass-Through Trust Series
2020-1, Class B
7.750%, 11/15/28 36,030
136,291
Basic Materials (0.0%)
10,000 WR Grace Holdings LLC*
7.000%, 08/01/33 10,021
Communication Services (0.9%)
59,538 Altice France SA*
6.875%, 07/15/32 58,169
55,000 APi Group DE, Inc.*
4.750%, 10/15/29 54,079
15,000 Bell Telephone Co. of Canada or
Bell Canada‡
7.000%, 09/15/55 , 5 yr. CMT +
2.363% 15,727
36,000 Cincinnati Bell Telephone Co. LLC
6.300%, 12/01/28 36,370
Clear Channel Outdoor Holdings,
Inc.*
25,000 7.875%, 04/01/30 26,321
25,000 7.500%, 03/15/33 26,582
17,000 Directv Financing LLC*
8.875%, 02/01/30 17,235
Directv Financing LLC/Directv
Financing Co-Obligor, Inc.*
23,000 10.000%, 02/15/31 23,707
24,000 5.875%, 08/15/27 24,136
23,000 EW Scripps Co.*
9.875%, 08/15/30 22,919
70,000 Frontier California, Inc. Series F
6.750%, 05/15/27 71,802
11,000 Frontier Communications Holdings
LLC*
8.750%, 05/15/30 11,348
85,000 Frontier Florida LLC Series E
6.860%, 02/01/28 88,074
65,000 Frontier North, Inc. Series G
6.730%, 02/15/28 66,985
40,000 Go Daddy Operating Co. LLC/GD
Finance Co., Inc.*
3.500%, 03/01/29 38,067
Gray Media, Inc.*
23,000 7.250%, 08/15/33 23,560
20,000 5.375%, 11/15/31 14,876
40,000 Hughes Satellite Systems Corp.^
5.250%, 08/01/26 37,888
11,000 Level 3 Financing, Inc.*
7.000%, 03/31/34 11,405
Lumen Technologies, Inc.
29,500 10.000%, 10/15/32* 29,500
29,000 Series P, 7.600%, 09/15/39 28,658
45,000 Paramount Global
4.900%, 08/15/44 32,056

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Rogers Communications, Inc.‡
35,000 7.125%, 04/15/55 , 5 yr. CMT +
2.620% $ 36,749
25,000 7.000%, 04/15/55 , 5 yr. CMT +
2.653% 25,911
Scripps Escrow II, Inc.*^
11,000 5.375%, 01/15/31 8,211
23,000 3.875%, 01/15/29 21,281
20,000 Sinclair Television Group, Inc.*
8.125%, 02/15/33 20,699
Sirius XM Radio LLC*
45,000 5.500%, 07/01/29 45,244
56,000 3.875%, 09/01/31^ 51,203
20,000 3.125%, 09/01/26 19,886
20,000 TELUS Corp.‡
6.625%, 10/15/55 , 5 yr. CMT +
2.769% 20,446
Time Warner Cable LLC
15,000 7.300%, 07/01/38 15,977
25,000 6.550%, 05/01/37 25,323
21,000 T-Mobile USA, Inc.^
6.700%, 12/15/33 23,455
Univision Communications, Inc.*
20,000 8.500%, 07/31/31 20,889
35,000 8.000%, 08/15/28 36,149
Warnermedia Holdings, Inc.
20,000 5.050%, 03/15/42 14,162
10,000 4.279%, 03/15/32 8,805
1,153,854
Communications (0.0%)
45,000 CCO Holdings LLC/CCO Holdings
Capital Corp.*^
4.250%, 01/15/34 38,041
Consumer Discretionary (2.1%)
65,000 Adams Homes, Inc.*
9.250%, 10/15/28 67,901
Adient Global Holdings Ltd.*
35,000 8.250%, 04/15/31 36,699
22,000 7.500%, 02/15/33 22,870
Advance Auto Parts, Inc.*
11,000 7.375%, 08/01/33 11,157
20,000 7.000%, 08/01/30 20,329
32,000 American Axle & Manufacturing,
Inc.*
7.750%, 10/15/33 32,927
Ashton Woods USA LLC/Ashton
Woods Finance Co.*
22,000 6.875%, 08/01/33 22,208
38,000 4.625%, 08/01/29 36,439
Bath & Body Works, Inc.
25,000 6.875%, 11/01/35 25,311
57,000 6.694%, 01/15/27 57,893
30,000 6.625%, 10/01/30* 30,726
Caesars Entertainment, Inc.*
40,000 6.500%, 02/15/32 40,955
35,000 6.000%, 10/15/32^ 34,064
28,000 4.625%, 10/15/29^ 26,894
PRINCIPAL
AMOUNT a a VALUE a
Carnival Corp.*
45,000 6.125%, 02/15/33 $ 46,320
22,000 4.000%, 08/01/28 21,790
CCO Holdings LLC/CCO Holdings
Capital Corp.*
50,000 6.375%, 09/01/29 50,561
26,000 5.125%, 05/01/27 26,045
45,000 4.750%, 03/01/30 43,066
22,000 4.750%, 02/01/32^ 20,121
45,000 4.500%, 08/15/30 42,387
46,000 4.250%, 02/01/31 42,166
45,000 Century Communities, Inc.*
6.625%, 09/15/33 45,632
Churchill Downs, Inc.*
23,000 6.750%, 05/01/31 23,736
22,000 5.750%, 04/01/30 22,140
34,000 Clarios Global LP/Clarios U.S.
Finance Co.*
6.750%, 09/15/32 35,246
23,000 Dana, Inc.
4.500%, 02/15/32 21,857
DISH DBS Corp.
18,000 7.375%, 07/01/28 17,298
21,000 5.125%, 06/01/29 18,608
46,000 DISH Network Corp.*
11.750%, 11/15/27 47,613
175,000 Ford Motor Co.
6.100%, 08/19/32 182,147
20,000 General Motors Co.
5.200%, 04/01/45 18,067
goeasy Ltd.*
41,000 7.625%, 07/01/29 40,647
45,000 6.875%, 02/15/31 42,336
Goodyear Tire & Rubber Co.
63,000 5.625%, 04/30/33^ 60,190
20,000 5.250%, 07/15/31 19,074
Group 1 Automotive, Inc.*
25,000 6.375%, 01/15/30 25,704
19,000 4.000%, 08/15/28 18,623
30,264 Guitar Center, Inc.‡
12.000%, 08/19/32 9,079
7,367 JetBlue Pass-Through Trust Series
2019-1, Class B
8.000%, 05/15/29 7,409
20,000 Kohl's Corp.
5.550%, 07/17/45 13,580
45,000 Liberty Interactive LLC
8.250%, 02/01/30 3,107
45,000 Life Time, Inc.*
6.000%, 11/15/31 46,154
34,000 Light & Wonder International, Inc.*
6.250%, 10/01/33 34,504
45,000 Lindblad Expeditions LLC*
7.000%, 09/15/30 46,999
25,000 Lithia Motors, Inc.*
5.500%, 10/01/30 25,194
30,000 M/I Homes, Inc.
3.950%, 02/15/30 28,883

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
Macy's Retail Holdings LLC
33,000 6.700%, 07/15/34* $ 32,078
55,000 4.300%, 02/15/43 39,807
80,000 MGM Resorts International^
6.500%, 04/15/32 81,940
55,000 Midwest Gaming Borrower LLC/
Midwest Gaming Finance Corp.*
4.875%, 05/01/29 54,048
NCL Corp. Ltd.*
22,000 6.750%, 02/01/32 22,566
25,000 6.250%, 09/15/33^ 25,162
20,000 5.875%, 01/15/31 20,066
Newell Brands, Inc.
22,000 8.500%, 06/01/28* 23,092
22,000 6.625%, 05/15/32^ 21,581
20,000 6.375%, 05/15/30^ 19,804
45,000 Nissan Motor Acceptance Co. LLC*
6.125%, 09/30/30 44,932
Patrick Industries, Inc.*
23,000 6.375%, 11/01/32 23,564
37,000 4.750%, 05/01/29 36,655
50,000 Penn Entertainment, Inc.*^
4.125%, 07/01/29 46,465
43,000 Premier Entertainment Sub LLC/
Premier Entertainment Finance
Corp.*
5.625%, 09/01/29 31,818
20,000 QVC, Inc.
5.450%, 08/15/34 7,828
4,767 Rite Aid Corp.
0.000%, 08/30/34 —
45,000 Rivers Enterprise Borrower LLC/
Rivers Enterprise Finance Corp.*
6.625%, 02/01/33 45,840
45,000 Rivers Enterprise Lender LLC/Rivers
Enterprise Lender Corp.*
6.250%, 10/15/30 45,706
26,250 Saks Global Enterprises LLC*@
0.000%, 12/15/29 69
11,295 SGUS LLC*@
0.000%, 12/15/29 366
43,000 Simmons Foods, Inc./Simmons
Prepared Foods, Inc./Simmons Pet
Food, Inc./Simmons Feed*
4.625%, 03/01/29 41,521
65,000 Six Flags Entertainment Corp.*^
7.250%, 05/15/31 64,216
39,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./Magnum
Management Corp.
5.250%, 07/15/29 37,474
23,000 Six Flags Entertainment Corp./
Canada's Wonderland Co./
Millennium Operations LLC*
8.625%, 01/15/32 23,478
30,000 Sonic Automotive, Inc.*
4.625%, 11/15/29 29,489
PRINCIPAL
AMOUNT a a VALUE a
34,000 Speedway Motorsports LLC/
Speedway Funding II, Inc.*
4.875%, 11/01/27 $ 33,970
30,000 Staples, Inc.*
10.750%, 09/01/29 29,504
55,000 Starz Capital Holdings 1, Inc.*
6.000%, 04/15/30 51,872
45,000 STL Holding Co. LLC*
8.750%, 02/15/29 47,412
28,000 Taylor Morrison Communities, Inc.*
5.750%, 11/15/32 28,755
6,000 United Airlines Holdings, Inc.††
5.375%, 03/01/31 6,063
10,000 Viking Cruises Ltd.*
9.125%, 07/15/31 10,668
22,000 Voyager Parent LLC*
9.250%, 07/01/32 23,406
45,000 Whirlpool Corp.^
6.500%, 06/15/33 44,423
20,000 William Carter Co.*
7.375%, 02/15/31 20,700
40,000 Windsor Holdings III LLC*
8.500%, 06/15/30 42,222
2,771,216
Consumer Staples (0.7%)
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons LP/Albertsons LLC*
30,000 5.875%, 02/15/28 30,063
6,000 5.750%, 03/31/34 5,903
6,000 5.500%, 03/31/31 6,027
75,000 4.625%, 01/15/27 75,009
43,000 Amneal Pharmaceuticals LLC*
6.875%, 08/01/32 45,330
43,000 Avis Budget Car Rental LLC/Avis
Budget Finance, Inc.*
8.375%, 06/15/32 44,263
Brink's Co.*
23,000 6.750%, 06/15/32 23,965
25,000 6.500%, 06/15/29 25,815
51,000 Central Garden & Pet Co.*
4.125%, 04/30/31 48,211
45,000 Dentsply Sirona, Inc.‡
8.375%, 09/12/55 , 5 yr. CMT +
4.379% 44,483
53,000 Edgewell Personal Care Co.*
4.125%, 04/01/29 50,881
Energizer Holdings, Inc.*
23,000 6.000%, 09/15/33 22,108
49,000 4.375%, 03/31/29 47,098
MPH Acquisition Holdings LLC*
38,898 6.750%, 03/31/31 33,244
17,076 5.750%, 12/31/30 14,667
33,000 New Albertsons LP
7.750%, 06/15/26 33,372
Performance Food Group, Inc.*
11,000 6.125%, 09/15/32 11,320
43,000 4.250%, 08/01/29 42,135

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
35,000 Pilgrim's Pride Corp.
4.250%, 04/15/31 $ 34,140
Post Holdings, Inc.*
39,000 6.375%, 03/01/33 39,347
43,000 6.250%, 02/15/32 44,219
42,000 Prestige Brands, Inc.*
3.750%, 04/01/31 39,353
48,000 RR Donnelley & Sons Co.*
9.500%, 08/01/29 50,005
35,000 United Natural Foods, Inc.*
6.750%, 10/15/28 35,097
34,000 United Rentals North America, Inc.*
5.375%, 11/15/33 33,994
880,049
Energy (1.4%)
34,000 Archrock Services LP/Archrock
Partners Finance Corp.*
6.000%, 02/01/34 33,990
Ascent Resources Utica Holdings
LLC/ARU Finance Corp.*
45,000 6.625%, 10/15/32 46,709
35,000 6.625%, 07/15/33 36,259
Buckeye Partners LP
16,000 6.875%, 07/01/29* 16,660
33,000 6.750%, 02/01/30* 34,581
25,000 5.850%, 11/15/43 23,406
30,000 Continental Resources, Inc.
4.900%, 06/01/44 24,284
35,000 Crescent Energy Finance LLC*
7.375%, 01/15/33 33,859
Enbridge, Inc.‡
31,000 7.375%, 03/15/55 , 5 yr. CMT +
3.122% 32,936
20,000 7.200%, 06/27/54 , 5 yr. CMT +
2.970% 21,309
Energy Transfer LP‡
40,000 7.133%, 11/01/66 , 3 mo. USD
Term SOFR + 3.279% 40,130
20,000 7.125%, 10/01/54 , 5 yr. CMT +
2.829% 20,669
32,000 Series H, 6.500%, 11/15/26 , 5 yr.
CMT + 5.694% 32,158
Genesis Energy LP/Genesis Energy
Finance Corp.
31,000 8.875%, 04/15/30 32,645
20,000 8.000%, 05/15/33 20,896
40,000 Gulfport Energy Operating Corp.*
6.750%, 09/01/29 41,316
45,000 Howard Midstream Energy Partners
LLC*
7.375%, 07/15/32 47,578
45,000 Magnolia Oil & Gas Operating LLC/
Magnolia Oil & Gas Finance Corp.*
6.875%, 12/01/32 46,784
41,000 Matador Resources Co.*
6.500%, 04/15/32 41,776
60,000 Nabors Industries, Inc.*
7.625%, 11/15/32 61,153
PRINCIPAL
AMOUNT a a VALUE a
30,000 New Fortress Energy, Inc.*
6.500%, 09/30/26 $ 2,743
45,000 Oceaneering International, Inc.
6.000%, 02/01/28 45,800
31,000 ONEOK, Inc.*^
6.500%, 09/01/30 33,272
42,000 Permian Resources Operating LLC*
7.000%, 01/15/32 44,015
20,000 Phillips 66 Co. Series A‡
5.875%, 03/15/56 , 5 yr. CMT +
2.283% 19,919
50,000 Plains All American Pipeline LP
Series B‡
8.223%, 03/01/26 , 3 mo. USD
Term SOFR + 4.372% 50,037
21,000 SM Energy Co.*
9.625%, 06/15/33 22,983
45,000 South Bow Canadian Infrastructure
Holdings Ltd.‡
7.625%, 03/01/55 , 5 yr. CMT +
3.949% 46,850
60,000 Summit Midstream Holdings LLC*
8.625%, 10/31/29 62,750
Sunoco LP*
35,000 7.875%, 09/18/30‡ , 5 yr. CMT +
4.230% 36,131
70,000 6.625%, 08/15/32 72,251
45,000 6.250%, 07/01/33 46,318
45,000 Tallgrass Energy Partners LP/
Tallgrass Energy Finance Corp.*
6.750%, 03/15/34 45,828
40,000 TGNR Intermediate Holdings LLC*
5.500%, 10/15/29 39,634
Transocean International Ltd.*
60,000 8.500%, 05/15/31 61,106
34,000 7.875%, 10/15/32 35,907
Venture Global Calcasieu Pass LLC*
10,000 4.125%, 08/15/31 9,235
10,000 3.875%, 08/15/29 9,507
Venture Global LNG, Inc.*
20,000 9.875%, 02/01/32^ 21,181
20,000 9.500%, 02/01/29 21,317
108,000 9.000%, 09/30/29^‡ , 5 yr. CMT
+ 5.440% 95,194
55,000 8.375%, 06/01/31 56,295
35,000 8.125%, 06/01/28 35,863
23,000 7.000%, 01/15/30^ 23,154
Venture Global Plaquemines LNG
LLC*
45,000 6.500%, 01/15/34 46,766
35,000 6.500%, 06/15/34 36,290
11,000 6.125%, 12/15/30 11,333
45,000 VOC Escrow Ltd.*
5.000%, 02/15/28 44,967
42,000 WBI Operating LLC*
6.500%, 10/15/33 42,420
45,000 Weatherford International Ltd.*
6.750%, 10/15/33 46,635

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
59,000 Wildfire Intermediate Holdings
LLC*
7.500%, 10/15/29 $ 59,933
1,914,732
Financials (1.5%)
34,000 Acrisure LLC/Acrisure Finance, Inc.*
8.250%, 02/01/29 35,299
Alliant Holdings Intermediate LLC/
Alliant Holdings Co-Issuer*
45,000 7.375%, 10/01/32 46,652
45,000 6.500%, 10/01/31 46,327
Ally Financial, Inc.‡
59,000 Series B, 4.700%, 05/15/26 , 5 yr.
CMT + 3.868% 58,747
20,000 Series C, 4.700%, 05/15/28 , 7 yr.
CMT + 3.481% 19,201
46,000 AmWINS Group, Inc.*
4.875%, 06/30/29 45,399
20,000 Amynta Agency Borrower, Inc. &
Amynta Warranty Borrower, Inc.*
7.500%, 07/15/33 20,401
20,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.375%, 02/01/34 20,234
45,000 Azorra Finance Ltd.*
7.250%, 01/15/31 47,172
45,000 Baldwin Insurance Group Holdings
LLC/Baldwin Insurance Group
Holdings Finance*
7.125%, 05/15/31 46,473
45,000 Blackstone Mortgage Trust, Inc.*
7.750%, 12/01/29 48,307
Brandywine Operating Partnership
LP
23,000 8.875%, 04/12/29 24,725
42,000 6.125%, 01/15/31 40,730
59,000 Bread Financial Holdings, Inc.*^‡
8.375%, 06/15/35 , 5 yr. CMT +
4.300% 60,621
78,000 Broadstreet Partners Group LLC*
5.875%, 04/15/29 77,690
33,000 Brookfield Property REIT, Inc./BPR
Cumulus LLC/BPR Nimbus LLC/
GGSI Sellco LLC*
4.500%, 04/01/27 32,579
20,000 Citigroup, Inc. Series GG‡
6.875%, 08/15/30 , 5 yr. CMT +
2.890% 20,450
40,000 Corebridge Financial, Inc.^‡
6.375%, 09/15/54 , 5 yr. CMT +
2.646% 40,749
Credit Acceptance Corp.*
30,000 9.250%, 12/15/28 31,456
20,000 6.625%, 03/15/30 20,099
45,000 CrossCountry Intermediate HoldCo
LLC*
6.500%, 10/01/30 45,716
PRINCIPAL
AMOUNT a a VALUE a
45,000 Cushman & Wakefield U.S.
Borrower LLC*
8.875%, 09/01/31 $ 47,975
20,000 Enstar Group Ltd.*‡
7.500%, 04/01/45 , 5 yr. CMT +
3.186% 20,895
First Citizens BancShares, Inc.‡
10,000 Series B, 7.957%, 01/04/27 ,
3 mo. USD Term SOFR +
4.234% 10,214
30,000 Series D, 7.000%, 12/15/30 , 5 yr.
CMT + 3.301% 30,666
GGAM Finance Ltd.*
50,000 8.000%, 02/15/27 50,815
23,000 5.875%, 03/15/30 23,411
HUB International Ltd.*
33,000 7.375%, 01/31/32 34,596
40,000 7.250%, 06/15/30 41,806
31,000 5.625%, 12/01/29 30,998
20,000 Huntington Bancshares, Inc. Series
K‡
6.250%, 10/15/30 , 5 yr. CMT +
2.653% 20,037
48,000 Ladder Capital Finance Holdings
LLLP/Ladder Capital Finance Corp.*
7.000%, 07/15/31 51,023
30,000 MetLife, Inc.
6.400%, 12/15/36 31,518
20,000 Newmark Group, Inc.
7.500%, 01/12/29 21,370
OneMain Finance Corp.
23,000 6.750%, 03/15/32 23,528
45,000 6.750%, 09/15/33 45,596
23,000 6.500%, 03/15/33 23,140
20,000 Osaic Holdings, Inc. Series JAN*
8.000%, 08/01/33 20,767
40,000 Park Intermediate Holdings LLC/PK
Domestic Property LLC/PK Finance
Co-Issuer*
7.000%, 02/01/30 41,236
55,000 Provident Funding Associates LP/
PFG Finance Corp.*
9.750%, 09/15/29 57,723
40,000 RHP Hotel Properties LP/RHP
Finance Corp.*
6.500%, 04/01/32 41,432
Rocket Cos., Inc.*
34,000 6.375%, 08/01/33 35,341
23,000 6.125%, 08/01/30 23,586
42,000 Rocket Mortgage LLC/Rocket
Mortgage Co-Issuer, Inc.*
3.875%, 03/01/31 39,420
40,000 Service Properties Trust
8.375%, 06/15/29 40,518
45,000 Starwood Property Trust, Inc.*
6.000%, 04/15/30 46,293
11,000 Stonex Escrow Issuer LLC*
6.875%, 07/15/32 11,362

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
55,000 StoneX Group, Inc.*
7.875%, 03/01/31 $ 58,545
45,000 TrueNoord Capital DAC*
8.750%, 03/01/30 47,584
52,000 United Wholesale Mortgage LLC*
5.500%, 04/15/29 51,426
25,000 Uniti Group LP/Uniti Group Finance
2019, Inc./CSL Capital LLC*
6.500%, 02/15/29 24,350
23,000 UWM Holdings LLC*
6.250%, 03/15/31 22,868
23,000 VFH Parent LLC/Valor Co-Issuer,
Inc.*
7.500%, 06/15/31 24,113
45,000 XHR LP*
6.625%, 05/15/30 46,569
1,969,748
Health Care (0.6%)
64,000 Acadia Healthcare Co., Inc.*^
7.375%, 03/15/33 63,264
CHS/Community Health Systems,
Inc.*
29,000 10.875%, 01/15/32 31,305
25,000 6.875%, 04/15/29 23,019
88,000 6.125%, 04/01/30 72,682
5,000 5.250%, 05/15/30 4,716
DaVita, Inc.*
43,000 6.875%, 09/01/32 44,270
49,000 4.625%, 06/01/30 47,238
52,000 3.750%, 02/15/31 47,816
Embecta Corp.*
11,000 6.750%, 02/15/30 10,704
33,000 5.000%, 02/15/30^ 30,936
Encompass Health Corp.
20,000 4.750%, 02/01/30 19,914
20,000 4.500%, 02/01/28 19,918
25,000 IQVIA, Inc.*
6.250%, 06/01/32 26,028
Medline Borrower LP*
63,000 5.250%, 10/01/29 63,131
55,000 3.875%, 04/01/29 53,852
200,000 Organon & Co./Organon Foreign
Debt Co-Issuer BV*
5.125%, 04/30/31 181,770
Tenet Healthcare Corp.
70,000 6.875%, 11/15/31 76,714
34,000 5.500%, 11/15/32* 34,376
851,653
Industrials (1.0%)
50,000 AAR Escrow Issuer LLC*
6.750%, 03/15/29 51,786
50,000 ACCO Brands Corp.*
4.250%, 03/15/29 46,337
Arcosa, Inc.*
22,000 6.875%, 08/15/32 23,214
25,000 4.375%, 04/15/29 24,566
Bombardier, Inc.*
25,000 8.750%, 11/15/30 26,786
PRINCIPAL
AMOUNT a a VALUE a
13,000 7.250%, 07/01/31 $ 13,820
15,000 7.000%, 06/01/32 15,776
11,000 6.750%, 06/15/33 11,571
44,000 BWX Technologies, Inc.*
4.125%, 04/15/29 43,203
65,000 Cascades, Inc./Cascades USA, Inc.*
6.750%, 07/15/30 67,386
10,000 Columbus McKinnon Corp.*
7.125%, 02/01/33 10,058
10,083 Delta Air Lines, Inc./SkyMiles IP
Ltd.*
4.750%, 10/20/28 10,161
Deluxe Corp.*
10,000 8.125%, 09/15/29 10,511
58,000 8.000%, 06/01/29 59,032
EnerSys*
20,000 6.625%, 01/15/32 20,736
25,000 4.375%, 12/15/27 24,890
EquipmentShare.com, Inc.*
25,000 8.625%, 05/15/32 26,742
15,000 8.000%, 03/15/33 15,835
Graphic Packaging International
LLC*
30,000 4.750%, 07/15/27 29,971
20,000 3.500%, 03/01/29 19,106
51,000 Great Lakes Dredge & Dock Corp.*
5.250%, 06/01/29 50,235
Herc Holdings, Inc.*
23,000 7.250%, 06/15/33 24,357
23,000 7.000%, 06/15/30 24,149
23,000 6.625%, 06/15/29 23,816
34,000 JELD-WEN, Inc.*^
7.000%, 09/01/32 21,535
70,000 Ken Garff Automotive LLC*
4.875%, 09/15/28 69,658
33,000 Moog, Inc.*
4.250%, 12/15/27 32,855
52,000 Novelis Corp.*
4.750%, 01/30/30 50,456
45,000 Quikrete Holdings, Inc.*
6.375%, 03/01/32 46,687
Sealed Air Corp.*
10,000 6.500%, 07/15/32 10,399
11,000 5.000%, 04/15/29 11,081
Sealed Air Corp./Sealed Air Corp.
U.S.*
10,000 7.250%, 02/15/31 10,433
35,000 6.125%, 02/01/28 35,568
40,000 Sensata Technologies, Inc.*
3.750%, 02/15/31 37,548
Standard Building Solutions, Inc.*
10,000 6.500%, 08/15/32 10,322
34,000 6.250%, 08/01/33 34,766
45,000 Stonepeak Nile Parent LLC*
7.250%, 03/15/32 47,569
TransDigm, Inc.*
15,000 7.125%, 12/01/31 15,734
45,000 6.875%, 12/15/30 46,899
35,000 6.750%, 08/15/28 35,636

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
29,000 6.625%, 03/01/32 $ 30,068
10,266 United Airlines Pass-Through Trust
Series 2019-2, Class B
3.500%, 05/01/28 10,020
34,000 Waste Pro USA, Inc.*
7.000%, 02/01/33 35,116
Williams Scotsman, Inc.*
15,000 6.625%, 06/15/29 15,519
27,000 4.625%, 08/15/28 26,924
1,308,837
Information Technology (0.4%)
Block, Inc.*
11,000 6.000%, 08/15/33 11,238
20,000 5.625%, 08/15/30 20,373
22,000 CACI International, Inc.*
6.375%, 06/15/33 22,877
30,000 Cloud Software Group, Inc.*
6.625%, 08/15/33 28,785
23,000 Coherent Corp.*
5.000%, 12/15/29 22,934
4,000 Dell International LLC/EMC Corp.
6.020%, 06/15/26 4,013
Fair Isaac Corp.*
17,000 6.000%, 05/15/33 17,319
26,000 4.000%, 06/15/28 25,586
50,000 KBR, Inc.*
4.750%, 09/30/28 49,428
34,000 ON Semiconductor Corp.*
3.875%, 09/01/28 33,323
20,000 Open Text Corp.*
6.900%, 12/01/27 20,663
Open Text Holdings, Inc.*
10,000 4.125%, 02/15/30 9,300
26,000 4.125%, 12/01/31 23,386
60,000 TTM Technologies, Inc.*
4.000%, 03/01/29 58,330
Twilio, Inc.
11,000 3.875%, 03/15/31 10,408
30,000 3.625%, 03/15/29 28,800
52,000 UKG, Inc.*
6.875%, 02/01/31 52,025
65,000 Viavi Solutions, Inc.*
3.750%, 10/01/29 62,072
45,000 Zebra Technologies Corp.*
6.500%, 06/01/32 46,449
40,000 ZoomInfo Technologies LLC/
ZoomInfo Finance Corp.*
3.875%, 02/01/29 36,582
583,891
Materials (0.6%)
45,000 Avient Corp.*
6.250%, 11/01/31 46,287
45,000 Capstone Copper Corp.*
6.750%, 03/31/33 46,719
Celanese U.S. Holdings LLC
20,000 7.379%, 07/15/32 20,892
23,000 7.375%, 02/15/34 23,439
PRINCIPAL
AMOUNT a a VALUE a
44,000 Century Aluminum Co.*
6.875%, 08/01/32 $ 45,628
37,000 Chemours Co.*^
8.000%, 01/15/33 37,124
75,000 Clearwater Paper Corp.*
4.750%, 08/15/28 71,295
75,000 FMC Corp.‡
8.450%, 11/01/55 , 5 yr. CMT +
4.366% 60,474
45,000 JW Aluminum Continuous Cast
Co.*
10.250%, 04/01/30 47,001
44,000 Kaiser Aluminum Corp.*
5.875%, 03/01/34 44,414
45,000 Knife River Corp.*
7.750%, 05/01/31 46,944
Mercer International, Inc.^
18,000 12.875%, 10/01/28* 13,222
48,000 5.125%, 02/01/29 29,847
45,000 Qnity Electronics, Inc.*
6.250%, 08/15/33 46,498
56,000 Silgan Holdings, Inc.
4.125%, 02/01/28 55,532
45,000 Solstice Advanced Materials, Inc.*
5.625%, 09/30/33 45,266
45,000 Terex Corp.*
6.250%, 10/15/32 46,127
18,107 Trinseo Luxco Finance SPV SARL/
Trinseo NA Finance SPV LLC*
7.625%, 05/03/29 463
43,000 WR Grace Holdings LLC*
6.625%, 08/15/32 42,816
769,988
Other (0.4%)
33,000 Asurion LLC & Asurion Co-Issuer,
Inc.*
8.000%, 12/31/32 34,518
15,523 Claritev Corp. Series B*
6.750%, 03/31/31 12,206
45,000 DBR Land Holdings LLC*
6.250%, 12/01/30 46,131
EchoStar Corp.
73,945 10.750%, 11/30/29 81,115
44,123 6.750%, 11/30/30 44,900
45,000 Enerflex, Inc.*
6.875%, 01/15/31 46,571
25,000 Gen Digital, Inc.*
6.750%, 09/30/27 25,253
22,000 Graham Holdings Co.*
5.625%, 12/01/33 22,202
40,000 HA Sustainable Infrastructure
Capital, Inc.‡
8.000%, 06/01/56 , 5 yr. CMT +
4.301% 41,914
34,000 Mohegan Tribal Gaming Authority/
MS Digital Entertainment Holdings
LLC*
8.250%, 04/15/30 35,455

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
PRINCIPAL
AMOUNT a a VALUE a
45,000 New Gold, Inc.*
6.875%, 04/01/32 $ 47,888
20,000 Reinsurance Group of America,
Inc.‡
6.650%, 09/15/55 , 5 yr. CMT +
2.392% 20,653
45,000 Rfna LP*
7.875%, 02/15/30 45,369
45,000 SM Energy Co.*^
7.000%, 08/01/32 45,142
22,000 Synergy Infrastructure Holdings
LLC*
7.875%, 12/01/30 22,978
572,295
Real Estate (0.1%)
22,000 Forestar Group, Inc.*
6.500%, 03/15/33 22,539
30,000 Global Net Lease, Inc.*
4.500%, 09/30/28 29,393
31,000 Global Net Lease, Inc./Global Net
Lease Operating Partnership LP*
3.750%, 12/15/27 30,209
82,141
Special Purpose Acquisition Companies (0.1%)
11,000 Clydesdale Acquisition Holdings,
Inc.*
6.750%, 04/15/32 11,100
Fertitta Entertainment LLC/Fertitta
Entertainment Finance Co., Inc.*
65,000 6.750%, 01/15/30 61,467
23,000 4.625%, 01/15/29 22,273
94,840
Utilities (0.2%)
25,000 CenterPoint Energy, Inc.‡
6.700%, 05/15/55 , 5 yr. CMT +
2.586% 25,678
20,000 Dominion Energy, Inc.‡
6.625%, 05/15/55 , 5 yr. CMT +
2.207% 20,582
45,000 Duke Energy Corp.^‡
6.450%, 09/01/54 , 5 yr. CMT +
2.588% 47,073
35,000 Entergy Corp.‡
7.125%, 12/01/54 , 5 yr. CMT +
2.670% 36,645
35,000 Evergy, Inc.‡
6.650%, 06/01/55 , 5 yr. CMT +
2.558% 36,004
33,000 NiSource, Inc.‡
6.950%, 11/30/54 , 5 yr. CMT +
2.451% 34,388
16,000 PPL Capital Funding, Inc. Series A‡
6.612%, 03/30/67 , 3 mo. USD
Term SOFR + 2.927% 15,864
Vistra Corp.*‡
10,000 8.000%, 10/15/26 , 5 yr. CMT +
6.930% 10,195
PRINCIPAL
AMOUNT a a VALUE a
20,000 7.000%, 12/15/26 , 5 yr. CMT +
5.740% $ 20,308
246,737
TOTAL CORPORATE BONDS
(Cost $13,397,469)
13,384,334
SOVEREIGN BONDS (3.9%)
Other (3.9%)
17,250,000 MXN Mexican Bonos
7.750%, 05/29/31 962,627
12,600,000 MXN Mexican Bonos
8.500%, 03/02/28 734,106
12,490,000 MXN Mexican Bonos
8.500%, 02/28/30 723,029
15,000,000 ZAR Republic of South Africa
Government Bonds
7.000%, 02/28/31 912,605
14,000,000 ZAR Republic of South Africa
Government Bonds
8.000%, 01/31/30 890,978
14,750,000 ZAR Republic of South Africa
Government Bonds
8.250%, 03/31/32 939,686
TOTAL SOVEREIGN BONDS
(Cost $5,070,479)
5,163,031
NUMBER OF
SHARES b b VALUE b
COMMON STOCKS (91.5%)
Communication Services (9.9%)
14,360 Alphabet, Inc. - Class Aµ 4,853,680
553 Audacy, Inc.# 2,765
1,050 Baidu, Inc. ( ADR )#^ 160,839
76,500 HKD Baidu, Inc. - Class A#µ 1,466,317
310 Cumulus Media, Inc. - Class A# 25
1,280 Meta Platforms, Inc. - Class A^ 917,120
6,385 Millicom International Cellular SA 389,677
22,494 ZAR MTN Group Ltd. 249,786
925 Optimum Communications, Inc. -
Class A#^ 1,415
438,000 SGD Singapore Telecommunications
Ltd.µ 1,580,606
3,600 KRW SK Telecom Co. Ltd. 181,426
20,000 JPY SoftBank Group Corp.µ 546,148
23,805 HKD Tencent Holdings Ltd.µ 1,824,597
7,400 BRL TIM SA 34,478
7,610 Walt Disney Co.µ 858,408
13,067,287
Consumer Discretionary (8.4%)
43,055 HKD Alibaba Group Holding Ltd. ( ADR )µ 1,294,806
15,600 MXN Alsea SAB de CV 47,587
8,925 Amazon.com, Inc.#^ 2,135,753
1,950 EUR Auto1 Group SE# 64,141
5,700 CNY China Tourism Group Duty Free
Corp. Ltd. - Class A 73,258

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
19,900 HKD China Tourism Group Duty Free
Corp. Ltd. - Class H*^ $ 230,889
4,410 INR Eicher Motors Ltd. 342,116
30,000 HKD Galaxy Entertainment Group Ltd. 152,423
8,375 KRW Hyundai Motor Co. 2,915,383
45,700 HKD JD.com, Inc. - Class A 651,711
33,500 HKD Li Ning Co. Ltd. 87,602
280 EUR LVMH Moet Hennessy Louis Vuitton
SEµ 180,713
2,200 JPY Nextage Co. Ltd. 46,607
11,570 NIO, Inc. ( ADR )# 54,379
400 JPY Open House Group Co. Ltd. 23,537
70 Rite Aid Corp.# 70
64,000 HKD Sands China Ltd. 138,898
4,200 EUR Schaeffler AG 49,535
4,271 Tesla, Inc.#µ 1,838,281
10,470 Viking Holdings Ltd.# 755,410
2,589 EUR Westwing Group SE# 44,058
23,000 HKD Zhongsheng Group Holdings Ltd. 34,265
11,161,422
Consumer Staples (1.3%)
1,500 Constellation Brands, Inc. - Class A 235,050
700 CNY Kweichow Moutai Co. Ltd. - Class A 141,114
5,975 Philip Morris International, Inc.^ 1,072,154
435 PriceSmart, Inc. 61,861
47,088 BRL Raia Drogasil SA 219,212
1,729,391
Energy (3.1%)
11,650 GBP BP PLCµ 73,868
1,830 Cameco Corp. 225,804
8,300 CAD CES Energy Solutions Corp. 86,557
180 Cheniere Energy Partners LP 10,150
8,810 Chevron Corp.µ 1,558,489
14,400 Denison Mines Corp.#^ 57,024
2,552 Energy Transfer LP 47,084
1,160 Enterprise Products Partners LP 38,500
341 EP Energy Corp.# 554
11,400 Helmerich & Payne, Inc. 386,232
46,000 THB PTT Exploration & Production PCL 179,669
25,010 TechnipFMC PLC 1,393,557
4,057,488
Financials (16.6%)
9,500 ZAR Absa Group Ltd. 149,697
72,910 EUR Alpha Bank SA 349,017
11,336 INR Axis Bank Ltd. 168,694
67,390 Banco Bradesco SA ( ADR ) 272,929
98,800 EUR Banco Santander SAµ 1,261,485
3,650 EUR Bank of Cyprus Holdings PLC 40,272
163,310 GBP Barclays PLC 1,089,942
6,100 EUR BAWAG Group AG* 992,323
1,115 ZAR Capitec Bank Holdings Ltd. 299,370
40,000 HKD China Life Insurance Co. Ltd. - Class
Hµ 178,009
NUMBER OF
SHARES b b VALUE b
8,000 Citigroup, Inc.µ $ 925,680
470 Credicorp Ltd. 167,710
9,720 EUR Erste Group Bank AG 1,263,687
52,130 EUR Eurobank SA - Class A 254,758
1,200 EUR flatexDEGIRO SE 58,536
1,685 Goldman Sachs Group, Inc.^µ 1,576,166
1,980 Grupo Cibest SA ( ADR ) 161,667
40,400 Huntington Bancshares, Inc.^ 706,192
6,000 SGD iFAST Corp. Ltd. 49,755
32,198 Itau Unibanco Holding SA ( ADR ) 276,581
3,425 JPMorgan Chase & Co. 1,047,673
11,885 KRW KB Financial Group, Inc. 1,112,426
510 EUR KBC Ancora 46,868
10,600 KRW Mirae Asset Securities Co. Ltd. 314,243
7,000 JPY Mizuho Financial Group, Inc.µ 303,925
18,000 NU Holdings Ltd. - Class A#µ 319,500
13,000 JPY ORIX Corp. 396,180
39,500 HKD Ping An Insurance Group Co. of
China Ltd. - Class Hµ 366,376
1,100 JPY Rakuten Bank Ltd.#^ 52,644
110,620 MYR RHB Bank Bhd. 237,067
7,355 Robinhood Markets, Inc. - Class
A#µ 731,675
1,945 KRW Samsung Life Insurance Co. Ltd. 253,250
21,300 INR Shriram Finance Ltd. 236,442
239,945 TWD SinoPac Financial Holdings Co. Ltd. 217,338
15,395 EUR Societe Generale SAµ 1,349,055
25,739 INR State Bank of India 301,636
1,580 ILS Tel Aviv Stock Exchange Ltd. 60,704
3,500 SEK TF Bank AB* 67,520
21,250 EUR Unicaja Banco SA* 72,821
27,145 EUR UniCredit SpAµ 2,365,579
12,385 Wells Fargo & Co.µ 1,120,719
4,800 Wintrust Financial Corp. 707,952
21,924,063
Health Care (4.7%)
5,060 SEK Ambea AB* 77,162
310 Ascendis Pharma AS ( ADR )# 70,091
6,890 GBP AstraZeneca PLCµ 1,283,704
1,395 Eli Lilly & Co.µ 1,446,824
5,010 EUR Fresenius SE & Co. KGaA 280,248
1,310 Humana, Inc.~ 255,712
4,905 Johnson & Johnson^µ 1,114,661
1,000 EUR Medincell SA# 26,738
19,829 Novo Nordisk AS ( ADR ) 1,178,438
1,600 EUR UCB SAµ 487,561
6,221,139
Industrials (12.9%)
1,380 EUR Airbus SEµ 315,951
889 Ardagh Holdings SA# 6,981
350 EUR Bilfinger SE 49,038
9,783 GBP Ceres Power Holdings PLC# 39,872

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
5,140 CNY Contemporary Amperex Technology
Co. Ltd. - Class A $ 259,349
255 EUR DO & Co. AG 59,607
2,315 KRW Doosan Enerbility Co. Ltd.# 144,516
3,200 Embraer SA ( ADR ) 235,072
1,570 EUR Exosens SAS 100,575
11,500 JPY FANUC Corp. 461,778
2,500 JPY Fujikura Ltd. 314,217
2,010 GE Vernova, Inc.µ 1,460,004
260 KRW Hanwha Aerospace Co. Ltd.# 234,047
13,100 JPY Harmonic Drive Systems, Inc. 288,542
761 KRW HD Hyundai Heavy Industries Co.
Ltd. 302,901
32,100 JPY Hitachi Ltd.µ 1,113,874
686 KRW Hyosung Heavy Industries Corp.# 1,230,382
210 KRW Hyundai Glovis Co. Ltd. 35,406
330 KRW Hyundai Rotem Co. Ltd. 52,765
2,800 JPY IHI Corp. 64,781
2,030 GBP IMI PLC 76,657
3,670 CHF Implenia AG 351,469
30,670 PHP International Container Terminal
Services, Inc. 335,927
4,000 JPY Japan Elevator Service Holdings
Co. Ltd. 42,116
8,700 CNY Jiangsu Hengli Hydraulic Co. Ltd.
- Class A 135,375
24,300 JPY Kandenko Co. Ltd. 874,858
1,110 EUR KION Group AG 78,405
839,000 HKD Lonking Holdings Ltd. 344,154
9,700 JPY Mitsubishi Heavy Industries Ltd.µ 285,606
4,350 SEK Munters Group AB* 85,885
220 KRW Rainbow Robotics# 110,753
557 EUR Rheinmetall AGµ 1,180,197
112,405 GBP Rolls-Royce Holdings PLCµ 1,879,072
1,440 KRW Samsung C&T Corp. 300,175
14,700 CNY Shanghai International Airport Co.
Ltd. - Class A 65,124
4,830 EUR Siemens AGµ 1,460,254
3,410 EUR Siemens Energy AG#µ 580,996
1,105 KRW SK Square Co. Ltd.# 432,553
8,700 HKD UBTech Robotics Corp. Ltd. - Class
H# 155,297
4,740 Waste Management, Inc.^µ 1,053,418
65,800 CNY Weichai Power Co. Ltd. - Class A 224,755
800 JPY Yaskawa Electric Corp. 25,535
26,800 CNY Zhejiang Sanhua Intelligent
Controls Co. Ltd. - Class A 196,509
17,044,748
Information Technology (29.7%)
2,400 Advanced Micro Devices, Inc.#µ 568,152
2,000 JPY Advantest Corp.µ 330,773
1,110 AppLovin Corp. - Class A#µ 525,152
5,200 TWD Asia Vital Components Co. Ltd. 236,249
1,680 ASML Holding NVµ 2,390,640
NUMBER OF
SHARES b b VALUE b
1,420 TWD ASPEED Technology, Inc. $ 397,111
830 CNY Beijing Huafeng Test & Control
Technology Co. Ltd. - Class A 35,970
4,048 Broadcom, Inc.^ 1,341,102
9,350 TWD Chroma ATE, Inc. 287,105
17,800 TWD Compeq Manufacturing Co. Ltd. 94,906
7,700 TWD Delta Electronics, Inc. 293,850
5,450 TWD Elite Material Co. Ltd. 295,622
3,700 CNY Hygon Information Technology Co.
Ltd. - Class A 140,099
100 KRW Hyundai Autoever Corp. 32,059
2,000 JPY Ibiden Co. Ltd.^ 105,429
9,315 EUR Indra Sistemas SA^ 602,065
18,535 Intel Corp.#^µ 861,321
950 EUR Jenoptik AG 29,436
8,020 JFrog Ltd.# 439,496
2,800 JPY Kioxia Holdings Corp.#µ 383,002
97,000 CAD Kraken Robotics, Inc.#^ 568,472
11,200 TWD LandMark Optoelectronics Corp. 350,874
12,100 CNY Lens Technology Co. Ltd. - Class A 63,135
4,010 Marvell Technology, Inc.^ 316,469
4,500 TWD MediaTek, Inc. 249,617
1,000 JPY Micronics Japan Co. Ltd. 57,819
4,025 Microsoft Corp.^ 1,731,917
11,350 CNY Montage Technology Co. Ltd. -
Class A 296,255
4,200 CNY NAURA Technology Group Co. Ltd.
- Class A 286,778
900 ILS Next Vision Stabilized Systems Ltd. 81,181
31,380 NVIDIA Corp.^ 5,997,659
3,300 JPY Optex Group Co. Ltd. 51,235
5,675 Palantir Technologies, Inc. - Class
A# 831,898
4,350 TWD Phison Electronics Corp. 322,599
5,080 EUR Profile Systems & Software SA 47,015
900 KRW Robotis Co. Ltd.# 210,121
365 KRW Samsung Electro-Mechanics Co.
Ltd. 70,196
46,720 KRW Samsung Electronics Co. Ltd. 5,161,379
2,230 Shopify, Inc. - Class A#µ 292,643
2,920 KRW SK Hynix, Inc. 1,823,181
170,240 TWD Taiwan Semiconductor
Manufacturing Co. Ltd. 9,413,575
4,100 JPY Tokyo Electron Ltd.µ 1,092,481
6,800 TWD Tripod Technology Corp. 80,140
5,905 CNY Verisilicon Microelectronics
Shanghai Co. Ltd. - Class A# 187,529
1,300 JPY Yamaichi Electronics Co. Ltd. 49,406
2,700 CNY Zhongji Innolight Co. Ltd. - Class A 250,733
39,273,846
Materials (4.6%)
38,367 CAD Alamos Gold, Inc. - Class A^ 1,421,804
295 EUR Alzchem Group AG 53,930
34,090 Cemex SAB de CV ( ADR ) 425,443

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NUMBER OF
SHARES b b VALUE b
31,500 HKD China Hongqiao Group Ltd. $ 144,071
1,430 CAD ERO Copper Corp.# 47,973
6,485 EUR Heidelberg Materials AG 1,776,051
18,700 CAD Hudbay Minerals, Inc.^ 442,900
1,720 KRW HVM Co. Ltd.# 104,423
15,515 ZAR Impala Platinum Holdings Ltd. 289,188
29,030 AUD Lynas Rare Earths Ltd.#^ 292,219
7,520 MP Materials Corp.#^ 441,950
130 INR PTC Industries Ltd.# 25,423
1,150 Southern Copper Corp.^ 218,868
720 EUR Titan SA 48,313
1,060 CAD Torex Gold Resources, Inc. 51,021
15,650 Vale SA ( ADR )^ 251,495
2,900 HKD Zijin Gold International Co. Ltd.#µ 80,342
6,115,414
Real Estate (0.0%)
1,000 JPY Kasumigaseki Capital Co. Ltd. 48,528
Utilities (0.3%)
10,800 BRL Axia Energia 111,576
8,790 EUR Iberdrola SAµ 197,623
7,100 EUR Italgas SpA^ 85,301
394,500
TOTAL COMMON STOCKS
(Cost $108,336,493)
121,037,826
CONVERTIBLE PREFERRED STOCKS (3.9%)
Industrials (3.1%)
54,190
Boeing Co.
6.000%, 10/15/27
4,049,077
Utilities (0.8%)
20,940
Southern Co.
7.125%, 12/15/28#
1,073,175
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $5,117,579)
5,122,252
EXCHANGE-TRADED FUNDS (3.6%)
Other (3.6%)
45,865 Invesco Senior Loan ETF^ 951,240
43,630
iShares J.P. Morgan EM Local
Currency Bond ETF^ 1,847,294
73,000
VanEck J. P. Morgan EM Local
Currency Bond ETF^ 1,919,900
4,718,434
TOTAL EXCHANGE-TRADED
FUNDS
(Cost $4,675,866)
4,718,434
NUMBER OF
SHARES b b VALUE b
PREFERRED STOCKS (0.0%)
Communication Services (0.0%)
1,122
Qwest Corp.
6.500%, 09/01/56 $ 21,498
340
Telephone & Data Systems, Inc.
6.625%, 03/31/26 7,524
T-Mobile USA, Inc.µ
289 5.500%, 03/01/70 6,615
33 5.500%, 06/01/70 757
355 6.250%, 09/01/69# 8,928
45,322
TOTAL PREFERRED STOCKS
(Cost $40,954)
45,322
WARRANTS (0.0%)#
Communication Services (0.0%)
153 Audacy Capital Corp.
09/30/28, Strike $1.00 —
25 Audacy Capital Corp.
09/30/28, Strike $1.00 —
—
Energy (0.0%)
2,347 Mcdermott International Ltd.
06/30/27, Strike $12.33 —
2,607 Mcdermott International Ltd.
06/30/27, Strike $15.98 —
—
TOTAL WARRANTS
(Cost $1,002)
—
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
EXCHANGE-TRADED PURCHASED OPTIONS (1.4%)#
Consumer Discretionary (0.1%)
4
859,116
MercadoLibre, Inc. Call, 03/20/26,
Strike $2,200.00 49,420
57
663,993
Sea Ltd. Call, 03/20/26, Strike
$150.00 10,858
125
885,625
Urban Outfitters, Inc. Call,
03/20/26, Strike $85.00 21,563
81,841
Consumer Staples (0.1%)
340
1,552,440
Darling Ingredients, Inc. Call,
07/17/26, Strike $45.00 204,000
Energy (0.2%)
364
1,220,128
Halliburton Co. Call, 02/20/26,
Strike $28.00 207,480
Materials (0.0%)
19
361,608
Southern Copper Corp. Call,
05/15/26, Strike $160.00 75,050

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
NOTES TO SCHEDULE OF INVESTMENTS
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT c c VALUE c
Other (1.0%)
112
1,542,016
EUR EURO STOXX Banks Index Call,
06/19/26, Strike 250.00 $ 190,841
334
20,770,458
Invesco QQQ Trust Series 1 Put,
02/20/26, Strike $605.00 209,251
155
9,638,985
Invesco QQQ Trust Series 1 Put,
04/17/26, Strike $615.00 291,323
965
9,721,410
iShares MSCI EAFE ETF Put,
03/31/26, Strike $88.00 29,432
960
9,671,040
iShares MSCI EAFE ETF Put,
04/17/26, Strike $98.00 149,760
3,380
19,975,800
iShares MSCI Emerging Markets
ETF Put, 03/31/26, Strike $50.00 59,150
1,600
9,456,000
iShares MSCI Emerging Markets
ETF Put, 04/17/26, Strike $58.50 255,200
1,015
5,251,610
iShares MSCI India ETF Call,
06/18/26, Strike $55.00 98,963
1,283,920
TOTAL EXCHANGE-TRADED
PURCHASED OPTIONS
(Cost $2,214,933)
1,852,291
TOTAL INVESTMENTS (139.1%)
(Cost $168,748,291)
183,919,222
LIABILITIES, LESS OTHER ASSETS (-39.1%)
(51,652,520)
NET ASSETS (100.0%) $ 132,266,702
EXCHANGE-TRADED WRITTEN OPTION  (0.0%)#
Information Technology (0.0%)
(40)
(315,680)
Marvell Technology, Inc. Call,
11/20/26, Strike $125.00
(Premium $21,641) $ (18,880)
i Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.
‡ Variable rate security. The rate shown is the rate in effect at January 31,
2026.
! This position represents an unsettled loan commitment at period end.
Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.
* Securities issued and sold pursuant to a Rule 144A transaction are exempted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§ Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^ Security, or portion of security, is on loan.
†† When-issued security.
@ In default status and considered non-income producing.
µ Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $42,929,790.
# Non-income producing security.
~ Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $19,520.
FOREIGN CURRENCY ABBREVIATIONS
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan Renminbi
EUR European Monetary Unit
GBP British Pound Sterling
HKD Hong Kong Dollar
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
PHP Philippine Peso
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD New Taiwan Dollar
ZAR South African Rand
ABBREVIATION
ADR American Depositary Receipt
SOFR Secured Overnight Financing Rate
Note: Value for securities denominated in foreign currencies is shown in
U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. The principal amount for such securities is shown in the respective foreign currency.

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
CURRENCY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
US Dollar $ 101,380,014 55 .1%
European Monetary Unit 20,904,439 11 .4%
South Korean Won 15,021,584 8 .2%
New Taiwan Dollar 12,238,986 6 .7%
Japanese Yen 8,008,959 4 .3%
Hong Kong Dollar 5,891,138 3 .2%
British Pound Sterling 4,443,115 2 .4%
South African Rand 3,731,310 2 .0%
Canadian Dollar 2,618,726 1 .4%
Mexican Peso 2,467,349 1 .3%
Chinese Yuan Renminbi 2,355,982 1 .3%
Singapore Dollar 1,630,362 0 .9%
Indian Rupee 1,074,310 0 .6%
Brazilian Real 365,265 0 .2%
Swiss Franc 351,468 0 .2%
Philippine Peso 335,927 0 .2%
Australian Dollar 292,220 0 .2%
Malaysian Ringgit 237,067 0 .1%
Swedish Krona 230,568 0 .1%
Thai Baht 179,668 0 .1%
Israeli New Shekel 141,885 0 .1%
Total Investments $183,900,342 100 .0%
Currency exposure may vary over time.
COUNTRY EXPOSURE
January 31, 2026
VALUE
% OF TOTAL
INVESTMENTS
United States $ 83,241,585 44 .3%
South Korea 15,481,384 8 .5%
China 13,446,194 7 .6%
Taiwan 12,238,986 6 .7%
Japan 8,008,959 4 .3%
United Kingdom 5,808,148 3 .2%
Germany 5,747,894 3 .1%
Canada 5,061,231 2 .6%
Spain 4,569,745 2 .5%
South Africa 3,731,310 2 .0%
Netherlands 3,311,638 1 .8%
Italy 3,117,746 1 .8%
Mexico 3,111,660 1 .7%
France 2,904,149 1 .7%
Austria 2,315,615 1 .2%
Brazil 1,768,817 1 .2%
Singapore 1,630,362 0 .9%
Denmark 1,248,528 0 .8%
India 1,074,310 0 .6%
Greece 650,790 0 .3%
Belgium 534,429 0 .3%
Guatemala 389,677 0 .2%
Switzerland 351,468 0 .2%
Philippines 335,927 0 .2%
Australia 292,220 0 .2%
Macao 291,321 0 .2%
Malaysia 237,067 0 .1%
Sweden 230,568 0 .1%
Thailand 179,668 0 .1%
Peru 167,710 0 .1%
Colombia 161,667 0 .1%
Israel 141,885 0 .1%
Ireland 121,810 0 .1%
Hong Kong 80,342 0.0%
Luxembourg 41,849 0.0%
Cyprus 40,272 0.0%
Total Investments $182,066,931 98 .8%
Country exposure may vary over time.

Calamos Global Total Return Fund
Schedule of Investments January 31, 2026 (Unaudited)

See accompanying Notes to Schedule of Investments
The following table summarizes the Fund’s investments and derivative financial instruments categorized in the fair value hierarchy as of January 31, 2026 (see Note 3):
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Assets: — — — —
Bank Loans 42 $ — $ 1,586,913 $ — $ 1,586,913
Convertible Bonds 32 — 31,008,819 — 31,008,819
Corporate Bonds 393 — 13,384,334 — 13,384,334
Sovereign Bonds 6 — 5,163,031 — 5,163,031
Common Stocks 226 52,903,374 68,134,452 — 121,037,826
Convertible Preferred Stocks 2 5,122,252 — — 5,122,252
Exchange-Traded Funds 3 4,718,434 — — 4,718,434
Preferred Stocks 5 45,322 — — 45,322
Warrants 4 —
*
— — —
Exchange-Traded Purchased Options 14 1,852,291 — — 1,852,291
Total $ 64,641,673 $ 119,277,549 $ — $ 183,919,222
Liabilities: — — — —
Exchange-Traded Written Option 1 $ 18,880 $ — $ — $ 18,880
Total $ 18,880 $ — $ — $ 18,880
* Amount rounds to less than $1

Notes to Schedule of Investments (Unaudited)
Note 1 – Organization and Significant Accounting Policies
Organization. Calamos Convertible Opportunities and Income Fund (“CHI”), Calamos Convertible and High Income Fund (“CHY”), Calamos Strategic
Total Return Fund (“CSQ”), Calamos Dynamic Convertible and Income Fund (“CCD”), Calamos Global Dynamic Income Fund (“CHW”), Calamos Global
Total Return Fund (“CGO”), and Calamos Long/Short Equity & Dynamic Income Trust (“CPZ”) (each a “Fund”, and collectively, the “Funds”) were each organized as Delaware statutory trusts and are each registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, closed-end management investment company.
Significant Accounting Policies. The Schedule of Investments has been prepared in conformity with accounting principles generally accepted in the
United States of America (U.S. GAAP) and the Funds are considered an investment company under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:
Funds Valuation. Each Board of Trustees (“Board” or “Trustees”), including a majority of the Trustees who are not “interested persons” of each Fund, have designated Calamos Advisors LLC (“Calamos Advisors”, or the “Advisor”) to perform fair valuation determinations related to all Funds’ investments under the oversight of the Board. As “valuation designee” Calamos Advisors has adopted policies and procedures to guide the determination of the net asset value (“NAV”) on any day on which each Fund’s NAV is determined. The valuation of each Fund’s investments is in accordance with these procedures.
Funds’ securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time the Fund determines its NAV. Securities traded in the over-the-counter market and quoted on The
NASDAQ Stock Market
®
are valued at the NASDAQ
®
Official Closing Price, as determined by NASDAQ
®
, or lacking a NASDAQ
®
Official Closing Price, the
last current reported sale price on NASDAQ
®
at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the Board. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the Board of Trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the Board or based on a quotation provided by the counterparty to such option under the ultimate supervision of the Board.
Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.
Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the Board of Trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time each Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which each Fund’s NAV is not calculated.
If the Advisor’s pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee.
The Funds also may use fair value pricing, pursuant to policies and procedures adopted by Calamos Advisors, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before a Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by Calamos Advisors, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by each Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that each Fund could purchase or sell a portfolio security at the price used to calculate each Fund’s NAV.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. Each Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
Note 2 – Short Sales
Calamos Global Dynamic Income Fund and Calamos Long/Short Equity & Dynamic Income Trust may sell securities short. Securities sold short represent obligations to deliver the securities at a future date. Each Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, a Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
Note 3 – Fair Value Measurements
Various inputs are used to determine the value of each Fund’s investments. These inputs are categorized into three broad levels as follows:
Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.
Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.
Level 3 – Prices reflect unobservable market inputs (including each Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.
Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of each Fund’s investments. The summary of the inputs used in valuing each Fund's holdings are available after each Fund's Portfolio.